UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

This report on Form N-CSR relates solely to the Registrant’s VIP Asset Manager Portfolio, VIP Asset Manager: Growth Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio, VIP FundsManager 20% Portfolio,  VIP FundsManager 50% Portfolio, VIP FundsManager 60%, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Investment Grade Bond Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom Income Portfolio, VIP Strategic Income Portfolio and VIP Target Volatility Portfolio series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Asset Manager Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.2	1.4
Gilead Sciences, Inc.	0.9	1.0
Celgene Corp.	0.9	1.1
AT&T, Inc.	0.8	0.0
Michael Kors Holdings Ltd.	0.8	0.6
	4.6

Top Five Bond Issuers as of June 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.8	7.3
Fannie Mae	5.1	4.6
Freddie Mac	2.9	1.8
Ginnie Mae	1.3	1.2
Citigroup, Inc.	1.0	1.0
	19.1

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.6	16.6
Health Care	10.2	12.8
Consumer Discretionary	7.6	10.9
Energy	7.3	4.6
Information Technology	6.9	10.0

Asset Allocation (% of fund's net assets)

As of June 30, 2016 *
Stock Class and Equity Futures**	47.2%
Bond Class	43.0%
Short-Term Class	9.8%

 * Foreign investments - 21.3%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of December 31, 2015 *
Stock Class and Equity Futures**	49.0%
Bonds	43.2%
Short-Term Class	7.8%

 * Foreign investments - 24.1%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 0.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 32.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.3%
General Motors Co.	130,200	$3,684,660
Household Durables - 0.6%
D.R. Horton, Inc.	217,800	6,856,344
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	3,400	2,433,108
JD.com, Inc. sponsored ADR (a)	41,000	870,430
Priceline Group, Inc. (a)	600	749,046
Vipshop Holdings Ltd. ADR (a)	129,400	1,445,398
		5,497,982
Media - 0.0%
ITV PLC	287,200	688,612
Specialty Retail - 1.3%
Home Depot, Inc.	44,400	5,669,436
John David Group PLC	22,600	348,434
Lowe's Companies, Inc.	75,900	6,009,003
TJX Companies, Inc.	45,400	3,506,242
		15,533,115
Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings Ltd. (a)	186,563	9,231,137
Pandora A/S	32,900	4,480,962
		13,712,099

TOTAL CONSUMER DISCRETIONARY		45,972,812

CONSUMER STAPLES - 2.9%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	31,000	5,127,400
Dr. Pepper Snapple Group, Inc.	27,100	2,618,673
Molson Coors Brewing Co. Class B	30,100	3,044,013
Monster Beverage Corp.	46,800	7,521,228
The Coca-Cola Co.	34,500	1,563,885
		19,875,199
Food & Staples Retailing - 0.0%
Costco Wholesale Corp.	5,000	785,200
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	34,300	3,112,725
WH Group Ltd.	256,500	203,147
		3,315,872
Tobacco - 0.9%
Altria Group, Inc.	44,100	3,041,136
Imperial Tobacco Group PLC	30,203	1,637,993
Philip Morris International, Inc.	30,200	3,071,944
Reynolds American, Inc.	45,400	2,448,422
		10,199,495

TOTAL CONSUMER STAPLES		34,175,766

ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	28,300	1,506,975
Chevron Corp.	72,000	7,547,760
Continental Resources, Inc. (a)	98,900	4,477,203
Devon Energy Corp.	134,100	4,861,125
Enterprise Products Partners LP	33,400	977,284
Exxon Mobil Corp.	98,100	9,195,894
SM Energy Co.	86,700	2,340,900
Targa Resources Corp.	32,000	1,348,480
Williams Partners LP	186,700	6,467,288
		38,722,909
FINANCIALS - 1.7%
Banks - 0.2%
SunTrust Banks, Inc.	57,500	2,362,100
Capital Markets - 0.4%
The Blackstone Group LP	166,100	4,076,094
Consumer Finance - 0.3%
OneMain Holdings, Inc. (a)	172,800	3,943,296
Diversified Financial Services - 0.4%
Broadcom Ltd.	900	139,860
MSCI, Inc. Class A	42,400	3,269,888
S&P Global, Inc.	15,700	1,683,982
		5,093,730
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	30,200	2,067,492
Real Estate Investment Trusts - 0.2%
American Tower Corp.	20,100	2,283,561

TOTAL FINANCIALS		19,826,273

HEALTH CARE - 7.9%
Biotechnology - 5.5%
AbbVie, Inc.	19,800	1,225,818
Acorda Therapeutics, Inc. (a)	70,900	1,808,305
Actelion Ltd.	25,367	4,271,742
Alexion Pharmaceuticals, Inc. (a)	71,900	8,395,044
Alnylam Pharmaceuticals, Inc. (a)	16,400	910,036
Amicus Therapeutics, Inc. (a)	110,800	604,968
BioMarin Pharmaceutical, Inc. (a)	48,300	3,757,740
Celgene Corp. (a)	109,900	10,839,437
Clovis Oncology, Inc. (a)(b)	16,800	230,496
Genmab A/S (a)	24,300	4,431,038
Gilead Sciences, Inc.	132,700	11,069,834
Intercept Pharmaceuticals, Inc. (a)	24,010	3,425,747
Medivation, Inc. (a)	144,700	8,725,410
Medy-Tox, Inc.	2,055	776,799
Novavax, Inc. (a)(b)	250,500	1,821,135
Shire PLC	4,900	302,832
TESARO, Inc. (a)	20,000	1,681,000
vTv Therapeutics, Inc. Class A (a)	32,500	188,500
		64,465,881
Health Care Equipment & Supplies - 0.1%
Nevro Corp. (a)	13,000	958,880
Novocure Ltd. (a)	27,300	318,591
		1,277,471
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	72,100	5,302,955
Collegium Pharmaceutical, Inc. (a)	32,300	382,755
GlaxoSmithKline PLC	74,200	1,593,446
Innocoll Holdings PLC (a)	86,800	478,268
Jazz Pharmaceuticals PLC (a)	30,100	4,253,431
Johnson & Johnson	41,700	5,058,210
Ocular Therapeutix, Inc. (a)(b)	178,800	885,060
Pacira Pharmaceuticals, Inc. (a)	40,400	1,362,692
Relypsa, Inc. (a)(b)	76,300	1,411,550
Supernus Pharmaceuticals, Inc. (a)	30,600	623,322
Valeant Pharmaceuticals International, Inc. (Canada) (a)	259,500	5,226,329
		26,578,018

TOTAL HEALTH CARE		92,321,370

INDUSTRIALS - 4.4%
Aerospace & Defense - 1.6%
General Dynamics Corp.	20,800	2,896,192
Huntington Ingalls Industries, Inc.	21,000	3,528,630
Lockheed Martin Corp.	14,800	3,672,916
Northrop Grumman Corp.	32,600	7,246,328
TransDigm Group, Inc. (a)	5,300	1,397,557
		18,741,623
Airlines - 2.2%
American Airlines Group, Inc.	240,600	6,811,386
Delta Air Lines, Inc.	162,825	5,931,715
Norwegian Air Shuttle A/S (a)(b)	12,800	443,497
Southwest Airlines Co.	227,200	8,908,512
United Continental Holdings, Inc. (a)	100,600	4,128,624
		26,223,734
Industrial Conglomerates - 0.2%
Danaher Corp.	25,800	2,605,800
Machinery - 0.3%
Caterpillar, Inc.	31,700	2,403,177
Xylem, Inc.	31,200	1,393,080
		3,796,257
Professional Services - 0.1%
Robert Half International, Inc.	14,200	541,872

TOTAL INDUSTRIALS		51,909,286

INFORMATION TECHNOLOGY - 5.5%
Internet Software & Services - 1.6%
58.com, Inc. ADR (a)	4,700	215,683
Akamai Technologies, Inc. (a)	7,100	397,103
Alibaba Group Holding Ltd. sponsored ADR (a)	5,800	461,274
Alphabet, Inc. Class A	7,700	5,417,181
Facebook, Inc. Class A (a)	56,921	6,504,932
Tencent Holdings Ltd.	263,000	6,033,134
		19,029,307
IT Services - 1.5%
FleetCor Technologies, Inc. (a)	22,000	3,148,860
Global Payments, Inc.	50,900	3,633,242
MasterCard, Inc. Class A	50,900	4,482,254
Visa, Inc. Class A	89,900	6,667,883
		17,932,239
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV (a)	95,600	7,489,304
Skyworks Solutions, Inc.	11,300	715,064
		8,204,368
Software - 0.5%
Adobe Systems, Inc. (a)	64,500	6,178,455
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	142,000	13,575,200
Nimble Storage, Inc. (a)	4,800	38,208
		13,613,408

TOTAL INFORMATION TECHNOLOGY		64,957,777

MATERIALS - 0.2%
Chemicals - 0.2%
LyondellBasell Industries NV Class A	37,700	2,805,634
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	228,900	9,890,769
Verizon Communications, Inc.	114,900	6,416,016
		16,306,785
UTILITIES - 1.2%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	27,100	1,899,439
Duke Energy Corp.	29,500	2,530,805
Edison International	32,600	2,532,042
PG&E Corp.	31,900	2,039,048
PPL Corp.	25,800	973,950
		9,975,284
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	119,600	2,061,904
Multi-Utilities - 0.1%
Consolidated Edison, Inc.	20,900	1,681,196

TOTAL UTILITIES		13,718,384

TOTAL COMMON STOCKS
(Cost $304,860,149)		380,716,996
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.35% 8/25/16 to 9/29/16 (c)
(Cost $219,878)	220,000	219,907
	Shares	Value

Fixed-Income Funds - 44.9%
Fidelity Emerging Markets Debt Central Fund (d)	636,594	$6,289,550
Fidelity Floating Rate Central Fund (d)	122,738	12,316,732
Fidelity High Income Central Fund 1 (d)	532,345	50,061,731
Fidelity Inflation-Protected Bond Index Central Fund (d)	469,718	48,127,330
Fidelity VIP Investment Grade Central Fund (d)	3,768,547	403,799,768
iShares 20+ Year Treasury Bond ETF (b)	53,900	7,486,710
TOTAL FIXED-INCOME FUNDS
(Cost $506,398,764)		528,081,821

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 0.43% (e)	53,860,508	53,860,508
Fidelity Money Market Central Fund, 0.72% (e)	46,443,064	46,443,064
Fidelity Securities Lending Cash Central Fund, 0.46% (e)(f)	4,897,445	4,897,445
TOTAL MONEY MARKET FUNDS
(Cost $105,201,017)		105,201,017

Equity Funds - 14.3%
Domestic Equity Funds - 3.4%
Fidelity Commodity Strategy Central Fund (d)	1,933,484	12,838,332
Fidelity Real Estate Equity Central Fund (d)	109,640	12,700,653
iShares S&P 500 Index ETF	68,192	14,368,052

TOTAL DOMESTIC EQUITY FUNDS		39,907,037

International Equity Funds - 10.9%
Fidelity Emerging Markets Equity Central Fund (d)	108,106	20,026,568
Fidelity International Equity Central Fund (d)	1,524,091	107,783,745

TOTAL INTERNATIONAL EQUITY FUNDS		127,810,313

TOTAL EQUITY FUNDS
(Cost $161,448,949)		167,717,350
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $1,078,128,757)		1,181,937,091
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(6,894,882)
NET ASSETS - 100%		$1,175,042,209

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
89 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	3,714,415	$(24,649)

The face value of futures purchased as a percentage of Net Assets is 0.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,539,139.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,907.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$133,848
Fidelity Commodity Strategy Central Fund	0
Fidelity Emerging Markets Debt Central Fund	193,752
Fidelity Emerging Markets Equity Central Fund	184,427
Fidelity Floating Rate Central Fund	317,834
Fidelity High Income Central Fund 1	1,920,192
Fidelity Inflation-Protected Bond Index Central Fund	3,677
Fidelity International Equity Central Fund	1,207,963
Fidelity Money Market Central Fund	54,674
Fidelity Real Estate Equity Central Fund	128,910
Fidelity Securities Lending Cash Central Fund	46,953
Fidelity VIP Investment Grade Central Fund	6,269,397
Total	$10,461,627

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,417,018	$12,650,789	$6,210,237	$12,838,332	2.7%
Fidelity Emerging Markets Debt Central Fund	5,849,849	225,396	321,676	6,289,550	5.5%
Fidelity Emerging Markets Equity Central Fund	17,266,161	2,910,838	1,498,432	20,026,568	5.3%
Fidelity Floating Rate Central Fund	12,262,439	381,122	643,351	12,316,732	0.8%
Fidelity High Income Central Fund 1	58,949,570	2,219,813	13,317,084	50,061,731	5.2%
Fidelity Inflation-Protected Bond Index Central Fund	35,375,063	12,895,877	2,212,290	48,127,330	5.0%
Fidelity International Equity Central Fund	118,004,789	1,934,453	6,295,357	107,783,745	5.3%
Fidelity Real Estate Equity Central Fund	14,123,909	192,924	2,965,982	12,700,653	5.1%
Fidelity VIP Investment Grade Central Fund	435,975,868	24,155,296	69,459,106	403,799,768	8.5%
Total	$702,224,666	$57,566,508	$102,923,515	$673,944,409

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$45,972,812	$40,454,804	$5,518,008	$--
Consumer Staples	34,175,766	32,334,626	1,841,140	--
Energy	38,722,909	38,722,909	--	--
Financials	19,826,273	19,826,273	--	--
Health Care	92,321,370	80,945,513	11,375,857	--
Industrials	51,909,286	51,465,789	443,497	--
Information Technology	64,957,777	58,924,643	6,033,134	--
Materials	2,805,634	2,805,634	--	--
Telecommunication Services	16,306,785	16,306,785	--	--
Utilities	13,718,384	13,718,384	--	--
U.S. Government and Government Agency Obligations	219,907	--	219,907	--
Fixed-Income Funds	528,081,821	528,081,821	--	--
Money Market Funds	105,201,017	105,201,017	--	--
Equity Funds	167,717,350	167,717,350	--	--
Total Investments in Securities:	$1,181,937,091	$1,156,505,548	$25,431,543	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(24,649)	$(24,649)	$--	$--
Total Liabilities	$(24,649)	$(24,649)	$--	$--
Total Derivative Instruments:	$(24,649)	$(24,649)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(24,649)
Total Equity Risk	0	(24,649)
Total Value of Derivatives	$0	$(24,649)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	18.2%
AAA,AA,A	4.7%
BBB	11.0%
BB	5.6%
B	2.7%
CCC,CC,C	1.1%
D	0.0%
Not Rated	0.1%
Equities	47.1%
Short-Term Investments and Net Other Assets	9.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.7%
United Kingdom	3.2%
Netherlands	1.9%
Canada	1.6%
Japan	1.4%
Cayman Islands	1.1%
France	1.1%
Germany	1.1%
Mexico	1.1%
Denmark	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,803,732) — See accompanying schedule: Unaffiliated issuers (cost $325,211,148)	$402,791,665
Fidelity Central Funds (cost $752,917,609)	779,145,426
Total Investments (cost $1,078,128,757)		$1,181,937,091
Receivable for investments sold		3,961,424
Receivable for fund shares sold		69,852
Dividends receivable		192,704
Distributions receivable from Fidelity Central Funds		27,595
Receivable for daily variation margin for derivative instruments		40,050
Other receivables		43,746
Total assets		1,186,272,462
Liabilities
Payable for investments purchased	$5,076,552
Payable for fund shares redeemed	567,653
Accrued management fee	490,270
Distribution and service plan fees payable	5,267
Other affiliated payables	120,598
Other payables and accrued expenses	72,468
Collateral on securities loaned, at value	4,897,445
Total liabilities		11,230,253
Net Assets		$1,175,042,209
Net Assets consist of:
Paid in capital		$1,064,620,924
Undistributed net investment income		9,167,029
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,528,520)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		103,782,776
Net Assets		$1,175,042,209
Initial Class:
Net Asset Value, offering price and redemption price per share ($956,964,168 ÷ 63,473,868 shares)		$15.08
Service Class:
Net Asset Value, offering price and redemption price per share ($5,415,535 ÷ 362,162 shares)		$14.95
Service Class 2:
Net Asset Value, offering price and redemption price per share ($22,967,426 ÷ 1,557,737 shares)		$14.74
Investor Class:
Net Asset Value, offering price and redemption price per share ($189,695,080 ÷ 12,655,217 shares)		$14.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$2,475,435
Interest		1,205
Income from Fidelity Central Funds		10,461,627
Total income		12,938,267
Expenses
Management fee	$2,939,112
Transfer agent fees	464,221
Distribution and service plan fees	31,804
Accounting and security lending fees	243,160
Custodian fees and expenses	8,964
Independent trustees' fees and expenses	2,739
Depreciation in deferred trustee compensation account	(91)
Audit	29,340
Legal	1,994
Miscellaneous	5,375
Total expenses before reductions	3,726,618
Expense reductions	(11,084)	3,715,534
Net investment income (loss)		9,222,733
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,587,840
Fidelity Central Funds	(3,788,230)
Foreign currency transactions	115,325
Futures contracts	899,962
Capital gain distributions from Fidelity Central Funds	4,076,338
Total net realized gain (loss)		11,891,235
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,133,368)
Assets and liabilities in foreign currencies	(5,510)
Futures contracts	(226,058)
Total change in net unrealized appreciation (depreciation)		(22,364,936)
Net gain (loss)		(10,473,701)
Net increase (decrease) in net assets resulting from operations		$(1,250,968)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,222,733	$21,404,145
Net realized gain (loss)	11,891,235	30,934,190
Change in net unrealized appreciation (depreciation)	(22,364,936)	(48,766,137)
Net increase (decrease) in net assets resulting from operations	(1,250,968)	3,572,198
Distributions to shareholders from net investment income	–	(20,099,593)
Distributions to shareholders from net realized gain	(48,752,896)	(90,567,976)
Total distributions	(48,752,896)	(110,667,569)
Share transactions - net increase (decrease)	(5,531,937)	4,619,610
Total increase (decrease) in net assets	(55,535,801)	(102,475,761)
Net Assets
Beginning of period	1,230,578,010	1,333,053,771
End of period	$1,175,042,209	$1,230,578,010
Other Information
Undistributed net investment income end of period	$9,167,029	$–
Distributions in excess of net investment income end of period	$–	$(55,704)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$17.15	$17.24	$15.17	$13.80	$14.54
Income from Investment Operations
Net investment income (loss)A	.12	.27	.27	.23	.23	.28
Net realized and unrealized gain (loss)	(.17)	(.22)	.72	2.15	1.49	(.66)
Total from investment operations	(.05)	.05	.99	2.38	1.72	(.38)
Distributions from net investment income	–	(.26)	(.27)	(.26)	(.24)	(.29)
Distributions from net realized gain	(.63)	(1.17)	(.81)	(.04)	(.11)	(.07)
Total distributions	(.63)	(1.44)B	(1.08)	(.31)C	(.35)	(.36)
Net asset value, end of period	$15.08	$15.76	$17.15	$17.24	$15.17	$13.80
Total ReturnD,E,F	.01%	.14%	5.83%	15.71%	12.48%	(2.56)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.62%	.61%	.62%	.63%	.63%
Expenses net of fee waivers, if any	.61%I	.62%	.61%	.62%	.63%	.63%
Expenses net of all reductions	.61%I	.61%	.61%	.61%	.62%	.62%
Net investment income (loss)	1.58%I	1.65%	1.54%	1.40%	1.57%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$956,964	$1,008,018	$1,117,675	$1,160,093	$1,114,021	$1,108,494
Portfolio turnover rateJ	51%I	39%	30%	41%	47%	56%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.44 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.041 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.64	$17.03	$17.13	$15.08	$13.71	$14.45
Income from Investment Operations
Net investment income (loss)A	.11	.25	.25	.21	.21	.26
Net realized and unrealized gain (loss)	(.17)	(.22)	.71	2.13	1.49	(.65)
Total from investment operations	(.06)	.03	.96	2.34	1.70	(.39)
Distributions from net investment income	–	(.24)	(.25)	(.24)	(.22)	(.28)
Distributions from net realized gain	(.63)	(1.17)	(.81)	(.04)	(.11)	(.07)
Total distributions	(.63)	(1.42)B	(1.06)	(.29)C	(.33)	(.35)
Net asset value, end of period	$14.95	$15.64	$17.03	$17.13	$15.08	$13.71
Total ReturnD,E,F	(.05)%	.03%	5.69%	15.53%	12.43%	(2.69)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.72%	.73%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.71%I	.72%	.73%	.73%	.74%	.74%
Expenses net of all reductions	.71%I	.72%	.73%	.73%	.73%	.74%
Net investment income (loss)	1.48%I	1.54%	1.43%	1.28%	1.45%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$5,416	$5,806	$6,990	$7,970	$8,429	$8,042
Portfolio turnover rateJ	51%I	39%	30%	41%	47%	56%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.42 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.041 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$16.83	$16.94	$14.92	$13.57	$14.30
Income from Investment Operations
Net investment income (loss)A	.10	.23	.22	.18	.19	.24
Net realized and unrealized gain (loss)	(.18)	(.21)	.70	2.10	1.47	(.65)
Total from investment operations	(.08)	.02	.92	2.28	1.66	(.41)
Distributions from net investment income	–	(.22)	(.22)	(.22)	(.19)	(.25)
Distributions from net realized gain	(.63)	(1.17)	(.81)	(.04)	(.11)	(.07)
Total distributions	(.63)	(1.40)B	(1.03)	(.26)	(.31)C	(.32)
Net asset value, end of period	$14.74	$15.45	$16.83	$16.94	$14.92	$13.57
Total ReturnD,E,F	(.19)%	(.06)%	5.54%	15.34%	12.24%	(2.82)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.86%I	.87%	.88%	.88%	.89%	.90%
Expenses net of fee waivers, if any	.86%I	.87%	.88%	.88%	.89%	.89%
Expenses net of all reductions	.86%I	.87%	.87%	.88%	.88%	.89%
Net investment income (loss)	1.34%I	1.39%	1.28%	1.14%	1.30%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$22,967	$24,520	$28,230	$31,119	$29,966	$32,508
Portfolio turnover rateJ	51%I	39%	30%	41%	47%	56%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.40 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.113 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.68	$17.07	$17.17	$15.11	$13.74	$14.49
Income from Investment Operations
Net investment income (loss)A	.11	.26	.25	.21	.22	.27
Net realized and unrealized gain (loss)	(.17)	(.22)	.72	2.14	1.49	(.67)
Total from investment operations	(.06)	.04	.97	2.35	1.71	(.40)
Distributions from net investment income	–	(.25)	(.26)	(.25)	(.22)	(.28)
Distributions from net realized gain	(.63)	(1.17)	(.81)	(.04)	(.11)	(.07)
Total distributions	(.63)	(1.43)B	(1.07)	(.29)	(.34)C	(.35)
Net asset value, end of period	$14.99	$15.68	$17.07	$17.17	$15.11	$13.74
Total ReturnD,E,F	(.05)%	.07%	5.73%	15.62%	12.44%	(2.72)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I	.70%	.70%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.69%I	.70%	.70%	.70%	.71%	.71%
Expenses net of all reductions	.69%I	.69%	.69%	.70%	.70%	.70%
Net investment income (loss)	1.50%I	1.57%	1.46%	1.31%	1.48%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$189,695	$192,234	$180,160	$138,902	$111,985	$103,290
Portfolio turnover rateJ	51%I	39%	30%	41%	47%	56%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.43 per share is comprised of distributions from net investment income of $.251 and distributions from net realized gain of $1.174 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.113 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .10%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity	Short-term investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$140,119,821
Gross unrealized depreciation	(31,683,475)
Net unrealized appreciation (depreciation) on securities	$108,436,346
Tax cost	$1,073,500,745

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $899,962 and a change in net unrealized appreciation (depreciation) of $(226,058) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $278,566,263 and $336,042,316, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .50% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,726
Service Class 2	29,078
$31,804

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% ( .15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$317,113
Service Class	1,799
Service Class 2	7,677
Investor Class	137,632
$464,221

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,468 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,071 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $46,953, including $2 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,495 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $161.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,428.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$16,635,429
Service Class	–	89,574
Service Class 2	–	362,301
Investor Class	–	3,012,289
Total	$–	$20,099,593
From net realized gain
Initial Class	$39,818,517	$75,551,716
Service Class	227,396	460,907
Service Class 2	985,419	1,958,727
Investor Class	7,721,564	12,596,626
Total	$48,752,896	$90,567,976

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	722,013	1,672,902	$10,715,051	$27,640,893
Reinvestment of distributions	2,854,374	5,676,691	39,818,517	92,187,145
Shares redeemed	(4,065,509)	(8,565,186)	(60,717,784)	(141,192,707)
Net increase (decrease)	(489,122)	(1,215,593)	$(10,184,216)	$(21,364,669)
Service Class
Shares sold	33,131	45,400	$490,748	$750,309
Reinvestment of distributions	16,430	34,136	227,396	550,481
Shares redeemed	(58,557)	(118,820)	(866,208)	(1,951,896)
Net increase (decrease)	(8,996)	(39,284)	$(148,064)	$(651,106)
Service Class 2
Shares sold	83,642	160,158	$1,223,667	$2,610,339
Reinvestment of distributions	72,139	145,682	985,419	2,321,028
Shares redeemed	(185,543)	(395,476)	(2,718,561)	(6,360,083)
Net increase (decrease)	(29,762)	(89,636)	$(509,475)	$(1,428,716)
Investor Class
Shares sold	545,462	1,787,640	$8,099,470	$29,509,426
Reinvestment of distributions	556,309	967,074	7,721,564	15,608,915
Shares redeemed	(707,560)	(1,049,116)	(10,511,216)	(17,054,240)
Net increase (decrease)	394,211	1,705,598	$5,309,818	$28,064,101

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 28% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.61%
Actual		$1,000.00	$1,000.10	$3.03
Hypothetical-C		$1,000.00	$1,021.83	$3.07
Service Class	.71%
Actual		$1,000.00	$999.50	$3.53
Hypothetical-C		$1,000.00	$1,021.33	$3.57
Service Class 2.86%
Actual		$1,000.00	$998.10	$4.27
Hypothetical-C		$1,000.00	$1,020.59	$4.32
Investor Class	.69%
Actual		$1,000.00	$999.50	$3.43
Hypothetical-C		$1,000.00	$1,021.43	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .10%.

 C 5% return per year before expenses

VIPAM-SANN-0816
1.705701.118

Fidelity® Variable Insurance Products: Strategic Income Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.0	13.7
Ginnie Mae guaranteed REMIC pass-thru certificates	2.8	2.4
Japan Government	2.3	2.7
T-Mobile U.S.A., Inc.	1.9	1.8
Ally Financial, Inc.	1.7	1.4
	22.7

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	12.5	12.8
Consumer Discretionary	9.2	10.7
Telecommunication Services	7.2	5.9
Energy	6.9	5.9
Materials	5.2	4.0

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations*	20.3%
AAA,AA,A	7.5%
BBB	9.6%
BB	22.2%
B	20.4%
CCC,CC,C	6.3%
Not Rated	3.6%
Equities	4.1%
Short-Term Investments and Net Other Assets	6.0%

 * Includes NCUA Guaranteed Notes

As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations*	20.3%
AAA,AA,A	8.0%
BBB	11.4%
BB	21.3%
B	17.8%
CCC,CC,C	6.1%
Not Rated	4.8%
Equities	4.6%
Short-Term Investments and Net Other Assets	5.7%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*,**
Preferred Securities	2.8%
Corporate Bonds	44.3%
U.S. Government and U.S. Government Agency Obligations***	20.3%
Foreign Government & Government Agency Obligations	15.5%
Bank Loan Obligations	6.8%
Stocks	4.1%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 34.9%

 ** Futures and Swaps - 0.6%

 *** Includes NCUA Guaranteed Notes

As of December 31, 2015*,**
Preferred Securities	3.1%
Corporate Bonds	43.3%
U.S. Government and U.S. Government Agency Obligations***	20.3%
Foreign Government & Government Agency Obligations	15.6%
Bank Loan Obligations	7.3%
Stocks	4.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 35.7%

 ** Futures and Swaps - 0.6%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 44.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$522,368	$235,066
Nonconvertible Bonds - 44.1%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.4%
Dana Holding Corp.:
5.375% 9/15/21		380,000	389,690
6% 9/15/23		380,000	385,700
Exide Technologies 11% 4/30/20 pay-in-kind		501,743	393,548
International Automotive Components Group SA 9.125% 6/1/18 (b)		495,000	495,000
Lear Corp. 4.75% 1/15/23		665,000	683,288
Metalsa SA de CV 4.9% 4/24/23 (b)		475,000	461,938
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		375,000	390,000
6.75% 11/15/22 pay-in-kind (b)(c)		294,874	322,518
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		1,040,000	1,076,400
Tenneco, Inc. 5% 7/15/26		450,000	456,467
Tupy Overseas SA 6.625% 7/17/24 (b)		400,000	383,000
			5,437,549
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		270,000	277,705
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		160,000	165,200
LKQ Corp. 4.75% 5/15/23		115,000	112,988
			278,188
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)		2,490,000	2,178,750
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)		220,000	166,650
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		3,605,000	3,352,650
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	155,426
FelCor Lodging LP:
5.625% 3/1/23		440,000	440,000
6% 6/1/25		1,145,000	1,153,588
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		475,000	483,313
5.25% 6/1/26 (b)		475,000	486,875
Landry's Acquisition Co. 9.375% 5/1/20 (b)		95,000	99,750
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		380,000	359,100
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (b)		365,000	385,988
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		45,000	45,113
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		1,415,000	1,418,538
11% 10/1/21		2,374,000	2,332,455
Playa Resorts Holding BV 8% 8/15/20 (b)		1,640,000	1,648,200
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		460,000	469,200
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (b)(d)		24,461	0
			12,996,846
Household Durables - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		335,000	316,575
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		740,000	738,150
Calatlantic Group, Inc. 8.375% 5/15/18		220,000	241,175
D.R. Horton, Inc.:
4.375% 9/15/22		565,000	581,950
4.75% 2/15/23		465,000	481,856
5.75% 8/15/23		255,000	283,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,638,038
6.875% 2/15/21		565,000	581,950
7% 7/15/24 (b)		360,000	370,620
8.25% 2/15/21 (c)		625,000	653,825
9.875% 8/15/19		26,000	26,845
Springs Industries, Inc. 6.25% 6/1/21		160,000	161,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		435,000	437,175
Toll Brothers Finance Corp.:
4.375% 4/15/23		1,106,000	1,089,410
5.875% 2/15/22		565,000	607,940
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	321,600
5.875% 6/15/24		780,000	792,675
William Lyon Homes, Inc. 8.5% 11/15/20		250,000	256,875
			10,581,309
Internet & Catalog Retail - 0.3%
Netflix, Inc.:
5.375% 2/1/21 (b)		420,000	446,036
5.75% 3/1/24		612,000	638,010
5.875% 2/15/25		1,395,000	1,463,006
Priceline Group, Inc. 1.8% 3/3/27	EUR	850,000	895,943
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		580,000	588,700
			4,031,695
Media - 2.9%
Altice SA:
7.625% 2/15/25 (b)		1,585,000	1,547,356
7.75% 5/15/22 (b)		3,275,000	3,307,750
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		1,000,000	992,500
5.5% 5/15/26 (b)		615,000	615,000
AMC Entertainment, Inc. 5.75% 6/15/25		870,000	865,650
AMC Networks, Inc. 4.75% 12/15/22		320,000	317,600
British Sky Broadcasting Group PLC:
1.5% 9/15/21 (Reg. S)	EUR	350,000	400,242
1.875% 11/24/23 (Reg. S)	EUR	600,000	691,403
Cablevision SA 6.5% 6/15/21 (b)		230,000	234,600
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		115,000	116,725
5.625% 2/15/24		1,625,000	1,673,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,565,000	1,589,273
5.125% 5/1/23 (b)		720,000	724,050
5.375% 5/1/25 (b)		720,000	730,800
5.5% 5/1/26 (b)		950,000	964,250
5.75% 9/1/23		500,000	517,500
5.75% 1/15/24		555,000	584,082
5.75% 2/15/26 (b)		1,030,000	1,060,900
Cengage Learning, Inc. 9.5% 6/15/24 (b)		1,090,000	1,109,075
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		1,490,000	1,419,225
Cinemark U.S.A., Inc.:
4.875% 6/1/23		525,000	519,750
5.125% 12/15/22		155,000	157,713
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (c)		577,694	201,744
Columbus International, Inc. 7.375% 3/30/21 (b)		400,000	422,400
Gannett Co., Inc.:
4.875% 9/15/21 (b)		410,000	420,250
5.5% 9/15/24 (b)		410,000	422,300
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		790,000	762,350
4.875% 4/11/22 (b)		250,000	250,938
5.307% 5/11/22 (Reg. S) (e)		200,000	202,000
Grupo Televisa SA de CV:
4.625% 1/30/26		200,000	215,918
6.125% 1/31/46		205,000	226,375
6.625% 3/18/25		315,000	386,086
Liberty Media Corp.:
8.25% 2/1/30		1,845,000	1,914,188
8.5% 7/15/29		545,000	574,975
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		1,010,000	1,045,350
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		1,140,000	1,151,400
Myriad International Holding BV 5.5% 7/21/25 (b)		600,000	624,000
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		295,000	300,900
Quebecor Media, Inc. 5.75% 1/15/23		790,000	801,850
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		315,000	322,875
Sirius XM Radio, Inc.:
4.25% 5/15/20 (b)		650,000	657,132
4.625% 5/15/23 (b)		260,000	252,221
5.25% 8/15/22 (b)		750,000	789,375
5.375% 4/15/25 (b)		620,000	617,288
5.375% 7/15/26 (b)		620,000	615,350
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	217,000	256,406
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		1,000,000	667,500
7.625% 9/18/20 (Reg S.)		300,000	187,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		575,000	577,875
VTR Finance BV 6.875% 1/15/24 (b)		1,030,000	1,026,889
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		125,400	120,854
WMG Acquisition Corp. 5.625% 4/15/22 (b)		115,000	117,013
			36,270,496
Specialty Retail - 0.2%
CST Brands, Inc. 5% 5/1/23		140,000	142,100
L Brands, Inc.:
5.625% 2/15/22		685,000	737,060
5.625% 10/15/23		520,000	560,300
6.875% 11/1/35		670,000	678,375
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	437,000
Sonic Automotive, Inc. 5% 5/15/23		85,000	83,300
			2,638,135
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		310,000	310,775
4.875% 5/15/26 (b)		310,000	311,116
			621,891
TOTAL CONSUMER DISCRETIONARY			75,312,564
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 1.5% 3/17/25 (Reg. S)	EUR	600,000	701,538
Constellation Brands, Inc. 4.75% 11/15/24		560,000	589,400
			1,290,938
Food & Staples Retailing - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (b)		805,000	831,163
Albertsons, Inc.:
7.45% 8/1/29		385,000	373,450
8% 5/1/31		656,000	649,440
8.7% 5/1/30		95,000	95,000
Arcor SAIC 6% 7/6/23 (b)		300,000	301,500
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		790,000	521,400
9.25% 2/15/19 (b)		1,160,000	1,009,200
ESAL GmbH 6.25% 2/5/23 (b)		1,705,000	1,683,688
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		155,000	131,363
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		690,000	708,630
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (b)		152,000	160,360
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		580,000	510,400
			6,975,594
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		565,000	565,000
Barry Callebaut Services NV 5.5% 6/15/23 (b)		435,000	468,191
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		275,000	297,000
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	1,400,000	1,635,175
JBS Investments GmbH 7.25% 4/3/24 (b)		2,205,000	2,271,150
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,030,000	968,200
5.875% 7/15/24 (b)		1,812,000	1,755,375
7.25% 6/1/21 (b)		350,000	362,250
8.25% 2/1/20 (b)		330,000	341,550
MHP SA 8.25% 4/2/20 (b)		400,000	378,000
Mondelez International, Inc. 2.375% 3/6/35	EUR	200,000	226,534
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		720,000	718,200
Post Holdings, Inc.:
6% 12/15/22 (b)		290,000	297,250
7.375% 2/15/22		370,000	388,963
7.75% 3/15/24 (b)		465,000	510,919
8% 7/15/25 (b)		230,000	255,013
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	204,000
			11,642,770
Household Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		375,000	373,125
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25		600,000	624,750
6.375% 11/15/20		850,000	887,188
6.625% 11/15/22		175,000	185,719
			2,070,782
Personal Products - 0.2%
Prestige Brands, Inc. 5.375% 12/15/21 (b)		725,000	735,875
Revlon Consumer Products Corp. 5.75% 2/15/21		1,979,000	1,909,735
			2,645,610
TOTAL CONSUMER STAPLES			24,625,694
ENERGY - 6.5%
Energy Equipment & Services - 0.4%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		395,000	323,900
Ensco PLC 5.2% 3/15/25		25,000	17,375
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	340,725
Forbes Energy Services Ltd. 9% 6/15/19		350,000	150,500
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	663,163
Gulfmark Offshore, Inc. 6.375% 3/15/22		20,000	8,250
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		415,000	262,488
MPLX LP 5.5% 2/15/23 (b)		350,000	355,599
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		445,000	479,488
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	191,311
Summit Midstream Holdings LLC 7.5% 7/1/21		220,000	207,625
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		140,000	124,600
Unit Corp. 6.625% 5/15/21		120,000	92,700
Weatherford International Ltd.:
7.75% 6/15/21		620,000	603,725
8.25% 6/15/23		930,000	883,500
			4,704,949
Oil, Gas & Consumable Fuels - 6.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	710,418
4.875% 3/15/24		315,000	302,125
Afren PLC:
6.625% 12/9/20 (b)(d)		487,918	488
10.25% 4/8/19 (Reg. S) (d)		780,669	781
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		940,000	1,071,600
Antero Resources Corp.:
5.125% 12/1/22		45,000	43,200
5.625% 6/1/23 (Reg. S)		560,000	543,200
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	288,363
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		380,000	365,750
7.5% 9/15/20		245,000	248,063
Chaparral Energy, Inc. 9.875% 10/1/20 (d)		135,000	79,650
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		710,000	729,085
Chesapeake Energy Corp. 8% 12/15/22 (b)		2,040,000	1,728,900
Citgo Holding, Inc. 10.75% 2/15/20 (b)		972,000	976,860
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		695,000	656,775
6.125% 3/1/22		963,000	890,775
6.25% 4/1/23 (b)		1,975,000	1,817,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	920,200
Denbury Resources, Inc.:
4.625% 7/15/23		595,000	383,775
5.5% 5/1/22		800,000	540,000
6.375% 8/15/21		485,000	334,650
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	103,200
EDC Finance Ltd. 4.875% 4/17/20 (b)		1,200,000	1,209,000
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		530,000	520,725
Energy Transfer Equity LP 5.5% 6/1/27		860,000	808,400
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	428,748
4.4% 4/1/24		460,000	431,686
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		60,000	36,600
9.375% 5/1/20		515,000	364,363
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		482,500	289,500
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	236,250
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		600,000	619,620
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	108,225
7% 6/15/23		580,000	484,300
Goodrich Petroleum Corp. 8.875% 3/15/18 (d)		128,000	6,080
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		395,000	409,813
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	475,524
5.75% 10/1/25 (b)		580,000	553,900
7.625% 4/15/21 (b)		380,000	390,450
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		485,000	487,425
Indo Energy Finance BV 7% 5/7/18 (b)		200,000	158,000
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		1,295,000	929,163
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		290,000	279,850
7.875% 8/1/21 (b)		400,000	386,000
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		600,000	601,500
MPLX LP 4.875% 12/1/24 (b)		2,370,000	2,308,762
Newfield Exploration Co.:
5.375% 1/1/26		475,000	461,938
5.625% 7/1/24		75,000	75,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		235,000	239,113
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		1,140,000	999,119
Pacific Exploration and Production Corp. 12% 12/22/17		461,000	405,680
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(d)		2,605,000	481,925
Pan American Energy LLC 7.875% 5/7/21 (b)		1,095,000	1,119,638
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		1,095,000	1,058,044
8.25% 2/15/20		930,000	964,875
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	426,300
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,615,000	1,665,065
8.625% 12/1/23 (c)		250,000	294,375
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		1,225,000	85,750
Petrobras Global Finance BV:
2.7684% 1/15/19 (c)		1,810,000	1,635,335
3% 1/15/19		1,730,000	1,602,845
6.25% 3/17/24		570,000	505,875
8.375% 5/23/21		905,000	933,960
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		2,135,000	2,062,624
5.875% 3/1/18		930,000	948,600
6.875% 1/20/40		1,210,000	982,641
Petroleos de Venezuela SA:
5.375% 4/12/27		930,000	324,291
5.5% 4/12/37		285,000	97,613
6% 5/16/24 (b)		825,000	285,656
6% 11/15/26 (b)		700,000	244,090
8.5% 11/2/17 (b)		5,013,333	3,506,962
9.75% 5/17/35 (b)		1,115,000	445,944
12.75% 2/17/22 (b)		930,000	471,510
Petroleos Mexicanos:
3.5% 1/30/23		495,000	466,092
4.875% 1/18/24		570,000	577,866
5.5% 2/4/19 (b)		435,000	457,185
5.5% 1/21/21		345,000	365,321
5.5% 6/27/44		970,000	876,444
6.375% 2/4/21 (b)		310,000	337,063
6.375% 1/23/45		665,000	668,325
6.5% 6/2/41		1,700,000	1,721,250
6.625% (b)(f)		2,065,000	2,039,188
Plains Exploration & Production Co. 6.75% 2/1/22		900,000	882,282
PT Pertamina Persero:
4.875% 5/3/22 (b)		375,000	394,503
5.25% 5/23/21 (b)		295,000	315,870
5.625% 5/20/43 (b)		200,000	193,739
6% 5/3/42 (b)		175,000	176,924
6.5% 5/27/41 (b)		915,000	969,992
QEP Resources, Inc. 5.25% 5/1/23		610,000	561,200
Range Resources Corp. 5% 3/15/23		960,000	900,000
Rice Energy, Inc.:
6.25% 5/1/22		1,005,000	997,463
7.25% 5/1/23		510,000	517,650
RSP Permian, Inc. 6.625% 10/1/22		230,000	236,900
Sabine Pass Liquefaction LLC 5.875% 6/30/26 (b)		925,000	928,469
SemGroup Corp. 7.5% 6/15/21		440,000	424,600
SM Energy Co. 5.625% 6/1/25		280,000	240,800
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	312,000
Southwestern Energy Co. 4.1% 3/15/22		910,000	812,175
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (b)		875,000	872,813
6.375% 4/1/23 (b)		405,000	401,963
Teekay Corp.:
8.5% 1/15/20		295,000	247,063
8.5% 1/15/20 (b)		585,000	489,938
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	578,200
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	58,971
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		155,000	160,425
6.375% 5/1/24		245,000	256,638
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		38,750	39,041
9.625% 5/14/20 (b)		1,413,395	1,498,198
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		675,000	664,875
Western Refining, Inc. 6.25% 4/1/21		1,440,000	1,310,400
WPX Energy, Inc. 6% 1/15/22		690,000	641,700
YPF SA:
8.5% 3/23/21 (b)		1,415,000	1,510,513
8.75% 4/4/24 (b)		1,560,000	1,677,000
Zhaikmunai International BV 7.125% 11/13/19 (b)		1,575,000	1,382,378
			75,746,927
TOTAL ENERGY			80,451,876
FINANCIALS - 9.5%
Banks - 3.3%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	600,000	835,999
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	1,000,000	1,169,696
Banco de Bogota SA 6.25% 5/12/26 (b)		270,000	274,725
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		303,549	305,825
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		360,000	356,400
Banco Hipotecario SA 9.75% 11/30/20 (b)		895,000	970,851
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		200,000	197,400
6.369% 6/16/18 (b)		475,000	495,615
Bank of Ireland 1.25% 4/9/20	EUR	319,000	361,260
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		260,000	234,650
BBVA Bancomer SA 7.25% 4/22/20 (b)		375,000	413,438
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		175,000	170,100
BPCE SA 2.75% 11/30/27 (Reg. S) (c)	EUR	1,100,000	1,232,578
CIT Group, Inc.:
5% 8/15/22		845,000	859,788
5.375% 5/15/20		1,055,000	1,099,838
5.5% 2/15/19 (b)		2,355,000	2,463,919
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	650,000	765,505
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		450,000	477,023
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		690,000	716,565
7.75% 7/5/17 (Reg. S)		200,000	207,700
GTB Finance BV 6% 11/8/18 (b)		1,520,000	1,489,752
HSBC Bank PLC 5% 3/20/23 (c)	GBP	900,000	1,232,021
HSBC Holdings PLC:
1.5% 3/15/22 (Reg. S)	EUR	450,000	511,962
3.125% 6/7/28	EUR	400,000	449,795
HSBK BV 7.25% 5/3/17 (b)		1,100,000	1,133,000
Industrial Senior Trust 5.5% 11/1/22 (b)		100,000	98,000
ING Bank NV:
6.125% 5/29/23 (c)	EUR	1,400,000	1,691,669
6.875% 5/29/23 (c)	GBP	1,750,000	2,496,596
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		400,000	391,128
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	650,000	717,644
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		680,000	676,532
5.5% 8/6/22 (b)		490,000	499,702
6.2% 12/21/21 (Reg. S)		425,000	448,800
JPMorgan Chase & Co. 1.5% 10/29/26 Reg. S	EUR	650,000	740,025
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	1,300,000	1,400,361
Lloyds Bank PLC 6.5% 3/24/20	EUR	500,000	639,083
Nacional Financiera SNC 3.375% 11/5/20 (b)		440,000	448,360
National Westminster Bank PLC 6.5% 9/7/21	GBP	970,000	1,435,216
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		360,000	388,054
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	1,900,000	2,462,032
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	1,000,000	1,122,145
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	550,000	659,193
RSHB Capital SA 5.298% 12/27/17 (b)		440,000	452,382
SB Capital SA 5.5% 2/26/24 (b)(c)		585,000	577,103
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		460,000	466,707
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		600,000	607,950
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	1,100,000	1,239,702
6.95% 10/31/22 (Reg. S)	EUR	600,000	747,776
Zenith Bank PLC 6.25% 4/22/19 (b)		1,880,000	1,772,276
			40,603,841
Capital Markets - 0.4%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,600,000	1,873,453
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	1,411,000	1,715,192
Morgan Stanley 1.75% 3/11/24	EUR	1,250,000	1,427,369
UBS Group Funding Ltd. 2.125% 3/4/24 (Reg. S)	EUR	500,000	582,913
			5,598,927
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		580,000	590,150
4.5% 5/15/21		995,000	1,018,134
4.625% 7/1/22		1,170,000	1,198,174
5% 10/1/21		300,000	312,000
Ally Financial, Inc.:
4.125% 2/13/22		1,160,000	1,151,300
4.625% 3/30/25		1,915,000	1,883,881
5.125% 9/30/24		2,750,000	2,801,563
8% 11/1/31		12,673,000	14,668,998
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		400,000	412,000
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	1,600,000	1,795,576
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	1,000,000	1,113,339
General Motors Acceptance Corp. 8% 11/1/31		823,000	964,968
Navient Corp.:
5% 10/26/20		395,000	370,313
5.875% 10/25/24		2,100,000	1,795,500
SLM Corp.:
5.5% 1/25/23		2,410,000	2,114,775
7.25% 1/25/22		2,840,000	2,705,100
8% 3/25/20		725,000	740,863
			35,636,634
Diversified Financial Services - 1.1%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		570,000	420,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		3,505,000	3,303,918
6% 8/1/20		2,980,000	2,942,750
MSCI, Inc.:
5.25% 11/15/24 (b)		345,000	352,763
5.75% 8/15/25 (b)		365,000	378,688
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	1,700,000	1,938,937
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		530,000	543,250
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		1,590,000	1,671,488
Springleaf Financial Corp.:
7.75% 10/1/21		90,000	86,625
8.25% 12/15/20		460,000	461,150
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		200,000	203,852
7.75% 1/27/18		230,000	239,085
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	800,000	937,339
			13,480,220
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		1,440,000	1,422,000
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	800,000	1,026,714
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	650,000	663,998
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	800,000	1,264,624
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		1,135,000	1,089,600
HUB International Ltd. 9.25% 2/15/21 (b)		300,000	313,500
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	600,000	644,210
			6,424,646
Real Estate Investment Trusts - 0.6%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,716,752
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		85,000	85,000
Hammerson PLC 1.75% 3/15/23 Reg. S	EUR	150,000	167,197
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		475,000	492,813
Omega Healthcare Investors, Inc. 5.875% 3/15/24		1,385,000	1,450,796
Prologis LP 3% 6/2/26	EUR	300,000	377,188
The GEO Group, Inc.:
5.125% 4/1/23		200,000	195,000
5.875% 10/15/24		3,000,000	3,037,500
6% 4/15/26		235,000	237,350
			7,759,596
Real Estate Management & Development - 0.4%
CBRE Group, Inc.:
5% 3/15/23		1,075,000	1,112,923
5.25% 3/15/25		665,000	692,501
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	500,000	548,801
Howard Hughes Corp. 6.875% 10/1/21 (b)		1,210,000	1,219,075
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	94,775
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		300,000	319,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		785,000	783,038
			4,770,238
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		3,350,000	3,551,000
TOTAL FINANCIALS			117,825,102
HEALTH CARE - 2.0%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		305,000	272,975
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		260,000	271,050
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		290,000	296,525
Hologic, Inc. 5.25% 7/15/22 (b)		630,000	658,350
			1,225,925
Health Care Providers & Services - 1.6%
AmSurg Corp. 5.625% 7/15/22		520,000	534,300
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,205,400
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	645,750
5.25% 6/15/26		750,000	778,594
5.375% 2/1/25		1,155,000	1,183,875
5.875% 3/15/22		1,915,000	2,082,563
5.875% 5/1/23		2,145,000	2,284,425
5.875% 2/15/26		1,495,000	1,551,063
6.5% 2/15/20		2,410,000	2,666,063
7.5% 2/15/22		1,175,000	1,335,975
HealthSouth Corp.:
5.125% 3/15/23		330,000	323,400
5.75% 11/1/24		1,135,000	1,139,540
InVentiv Health, Inc. 10% 8/15/18		75,000	75,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		570,000	582,825
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	351,750
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		445,000	451,675
Quorum Health Corp. 11.625% 4/15/23 (b)		415,000	417,075
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	257,400
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		610,000	626,775
Tenet Healthcare Corp. 6.875% 11/15/31		1,210,000	975,563
Vizient, Inc. 10.375% 3/1/24 (b)		660,000	707,850
			20,176,861
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	450,000	504,708
Pharmaceuticals - 0.3%
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		1,200,000	1,200,000
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		2,165,000	1,748,238
6.75% 8/15/21 (b)		265,000	225,913
			3,174,151
TOTAL HEALTH CARE			25,354,620
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.3%
GenCorp, Inc. 7.125% 3/15/21		140,000	147,700
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		550,000	581,625
KLX, Inc. 5.875% 12/1/22 (b)		1,455,000	1,425,900
TransDigm, Inc. 6.375% 6/15/26 (b)		590,000	588,525
Triumph Group, Inc. 4.875% 4/1/21		520,000	488,800
			3,232,550
Airlines - 0.2%
Air Canada 5.375% 11/15/22 (b)		149,468	150,216
Allegiant Travel Co. 5.5% 7/15/19		160,000	163,600
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		30,015	31,553
6.125% 4/29/18		180,000	189,450
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		504,542	586,278
8.021% 8/10/22		150,655	172,500
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		233,749	225,567
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		28,166	30,155
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		355,210	420,924
Series 2012-2 Class B, 6.75% 12/3/22		165,289	176,446
Series 2013-1 Class B, 5.375% 5/15/23		222,131	227,962
			2,374,651
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		185,000	183,150
6.125% 4/1/25 (b)		185,000	184,075
			367,225
Commercial Services & Supplies - 0.6%
ADT Corp. 6.25% 10/15/21		1,560,000	1,657,500
APX Group, Inc.:
7.875% 12/1/22 (b)		620,000	624,650
8.75% 12/1/20		986,000	904,655
Cenveo Corp. 6% 8/1/19 (b)		315,000	261,450
Clean Harbors, Inc.:
5.125% 6/1/21		320,000	327,398
5.25% 8/1/20		1,050,000	1,074,938
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,823,250
7.25% 12/1/20		430,000	442,900
Garda World Security Corp.:
7.25% 11/15/21 (b)		225,000	181,688
7.25% 11/15/21 (b)		125,000	100,938
TMS International Corp. 7.625% 10/15/21 (b)		110,000	76,450
			7,475,817
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		280,000	285,600
5.875% 10/15/24		240,000	246,000
Cementos Progreso Trust 7.125% 11/6/23 (b)		240,000	254,400
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		475,000	205,200
			991,200
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		265,000	265,000
5% 10/1/25 (b)		575,000	577,524
			842,524
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		200,000	213,500
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		200,000	200,516
			414,016
Machinery - 0.0%
Schaeffler Finance BV 4.75% 5/15/21 (b)		520,000	531,050
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		150,000	117,750
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	345,450
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		60,000	12,000
			475,200
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	600,000	720,528
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	220,500
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		250,000	262,125
			482,625
Trading Companies & Distributors - 1.5%
Aircastle Ltd.:
5% 4/1/23		345,000	350,589
5.5% 2/15/22		555,000	577,200
6.25% 12/1/19		610,000	661,850
7.625% 4/15/20		380,000	427,975
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		550,000	552,750
International Lease Finance Corp.:
3.875% 4/15/18		750,000	763,740
4.625% 4/15/21		700,000	721,000
5.875% 4/1/19		3,945,000	4,206,356
5.875% 8/15/22		1,090,000	1,179,925
6.25% 5/15/19		2,550,000	2,731,688
8.25% 12/15/20		2,870,000	3,393,258
8.625% 1/15/22		2,290,000	2,788,075
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		160,000	152,000
			18,506,406
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		538,020	586,442
10.75% 12/1/20 (Reg. S)		37,800	41,202
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		260,000	279,244
Global Ports Finance PLC 6.872% 1/25/22 (b)		490,000	505,925
			1,412,813
TOTAL INDUSTRIALS			37,826,605
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.6%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		1,075,000	1,128,750
8.625% 5/6/19 (Reg. S)		200,000	210,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		350,000	337,313
Lucent Technologies, Inc.:
6.45% 3/15/29		4,279,000	4,460,858
6.5% 1/15/28		560,000	575,400
			6,712,321
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		500,000	517,500
5% 2/15/23		260,000	269,750
Micron Technology, Inc. 7.5% 9/15/23 (b)		565,000	600,313
			1,387,563
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		370,000	384,800
j2 Global, Inc. 8% 8/1/20		350,000	364,000
VeriSign, Inc.:
4.625% 5/1/23		465,000	470,813
5.25% 4/1/25		565,000	579,125
			1,798,738
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/23		565,000	568,949
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		250,000	248,750
Everi Payments, Inc. 10% 1/15/22		575,000	480,125
			1,297,824
Semiconductors & Semiconductor Equipment - 1.0%
Entegris, Inc. 6% 4/1/22 (b)		155,000	158,681
Micron Technology, Inc.:
5.25% 8/1/23 (b)		230,000	196,075
5.25% 1/15/24 (b)		490,000	415,275
5.5% 2/1/25		1,605,000	1,364,250
5.625% 1/15/26 (b)		1,930,000	1,606,725
5.875% 2/15/22		345,000	324,300
Microsemi Corp. 9.125% 4/15/23 (b)		235,000	258,500
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		465,000	471,975
4.625% 6/15/22 (b)		400,000	406,000
4.625% 6/1/23 (b)		465,000	473,138
5.75% 2/15/21 (b)		525,000	544,688
5.75% 3/15/23 (b)		2,415,000	2,523,675
Qorvo, Inc.:
6.75% 12/1/23 (b)		440,000	457,600
7% 12/1/25 (b)		2,856,000	3,013,080
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	605,475
			12,819,437
Software - 0.3%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		770,000	837,375
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		465,000	348,750
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	957,875
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (b)(c)		210,000	185,850
Nuance Communications, Inc. 5.375% 8/15/20 (b)		250,000	254,375
Open Text Corp. 5.875% 6/1/26 (b)		465,000	467,906
Parametric Technology Corp. 6% 5/15/24		190,000	196,650
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		455,000	465,238
			3,714,019
Technology Hardware, Storage & Peripherals - 0.0%
Diebold, Inc. 8.5% 4/15/24 (b)		485,000	481,363
TOTAL INFORMATION TECHNOLOGY			28,211,265
MATERIALS - 4.5%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	2,050,000	2,347,475
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		600,000	591,000
5.75% 4/15/21 (b)		400,000	401,000
6.45% 2/3/24		400,000	404,040
Chemtura Corp. 5.75% 7/15/21		255,000	257,550
Covestro AG 1.75% 9/25/24 (Reg. S)	EUR	100,000	117,959
CVR Partners LP 9.25% 6/15/23 (b)		620,000	630,850
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		390,000	415,350
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		275,000	290,813
Momentive Performance Materials, Inc.:
3.88% 10/24/21		3,580,000	2,841,625
4.69% 4/24/22		1,515,000	1,045,350
10% 10/15/20 (d)		1,515,000	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		3,580,000	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		210,000	212,100
OCP SA 5.625% 4/25/24 (b)		200,000	212,000
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		555,000	485,625
10.375% 5/1/21 (b)		175,000	176,313
PolyOne Corp. 5.25% 3/15/23		235,000	236,763
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	600,000	751,211
TPC Group, Inc. 8.75% 12/15/20 (b)		765,000	598,613
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		255,000	268,706
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		1,647,000	1,692,293
5.625% 10/1/24 (b)		1,870,000	1,916,750
			15,893,386
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		200,000	194,000
9.375% 10/12/22 (b)		500,000	550,000
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		265,000	278,012
HeidelbergCement Finance AG 2.25% 6/3/24 (Reg. S)	EUR	775,000	862,430
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		175,000	152,250
U.S. Concrete, Inc. 6.375% 6/1/24 (b)		300,000	300,000
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		300,000	304,050
			2,640,742
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		3,384,964	3,406,649
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		615,000	605,775
6% 6/30/21 (b)		350,000	347,375
6.25% 1/31/19 (b)		285,000	289,631
6.75% 1/31/21 (b)		605,000	608,781
7% 11/15/20 (b)		55,588	54,476
7.25% 5/15/24 (b)		1,100,000	1,122,688
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (b)		625,000	626,563
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		210,000	190,575
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,331,000
7.5% 12/15/96		160,000	163,400
Sealed Air Corp. 5.25% 4/1/23 (b)		270,000	279,450
Silgan Holdings, Inc. 5% 4/1/20		960,000	982,800
			10,009,163
Metals & Mining - 2.0%
Aleris International, Inc. 6% 6/1/20 (b)		1,759	1,759
Alrosa Finance SA 7.75% 11/3/20 (b)		200,000	227,808
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		190,000	196,726
Compania Minera Ares SAC 7.75% 1/23/21 (b)		600,000	623,250
EVRAZ Group SA:
6.5% 4/22/20 (b)		480,000	490,200
8.25% 1/28/21 (Reg. S)		400,000	433,000
9.5% 4/24/18 (Reg. S)		825,000	895,950
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		1,345,000	1,311,375
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		150,000	123,750
10.375% 4/7/19 (b)		968,000	798,600
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		811,000	677,185
7% 2/15/21 (b)		270,000	217,013
7.25% 5/15/22 (b)		615,000	475,088
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (b)		465,000	513,244
Freeport-McMoRan, Inc.:
3.55% 3/1/22		310,000	272,800
3.875% 3/15/23		930,000	813,750
5.4% 11/14/34		155,000	123,225
5.45% 3/15/43		1,195,000	958,988
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		200,000	190,600
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,725,000	1,699,125
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		600,000	529,020
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		405,000	409,050
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	362,250
Lundin Mining Corp.:
7.5% 11/1/20 (b)		210,000	214,200
7.875% 11/1/22 (b)		30,000	30,675
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		695,000	723,648
Metinvest BV:
8.75% 2/14/18 (Reg. S)		209,807	134,318
10.5% 11/28/17 (b)		1,485,366	950,932
10.5% 11/28/17 (Reg. S)		321,553	205,858
Mirabela Nickel Ltd. 1% 9/10/44 (b)		1,278	0
New Gold, Inc. 7% 4/15/20 (b)		150,000	153,000
Nord Gold NV 6.375% 5/7/18 (b)		320,000	334,592
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		1,000,000	1,049,500
5.625% 4/29/20 (Reg. S)		200,000	209,900
Samarco Mineracao SA 5.75% 10/24/23 (b)		290,000	111,650
Southern Copper Corp. 7.5% 7/27/35		725,000	800,835
Teck Resources Ltd.:
5.2% 3/1/42		150,000	98,250
5.4% 2/1/43		395,000	260,700
8% 6/1/21 (b)		1,110,000	1,143,300
8.5% 6/1/24 (b)		2,355,000	2,443,313
United States Steel Corp. 8.375% 7/1/21 (b)		1,325,000	1,391,250
Vale Overseas Ltd.:
4.375% 1/11/22		740,000	693,528
4.625% 9/15/20		380,000	369,075
5.875% 6/10/21		300,000	300,375
6.875% 11/21/36		280,000	254,800
Vedanta Resources PLC 6% 1/31/19 (b)		875,000	747,031
			24,964,486
Paper & Forest Products - 0.2%
Boise Cascade Co. 6.375% 11/1/20		145,000	147,900
Mercer International, Inc.:
7% 12/1/19		395,000	398,950
7.75% 12/1/22		1,380,000	1,380,000
NewPage Corp.:
0% 5/1/12 (c)(d)		90,000	0
11.375% 12/31/14 (d)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		565,000	0
			1,926,850
TOTAL MATERIALS			55,434,627
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 2.7%
Altice Financing SA:
6.5% 1/15/22 (b)		1,435,000	1,449,350
6.625% 2/15/23 (b)		1,080,000	1,060,420
7.5% 5/15/26 (b)		1,170,000	1,146,600
Altice Finco SA:
8.125% 1/15/24 (b)		3,320,000	3,212,100
9.875% 12/15/20 (b)		655,000	698,803
Citizens Communications Co.:
7.875% 1/15/27		280,000	232,400
9% 8/15/31		220,000	193,463
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		335,000	329,975
Frontier Communications Corp. 11% 9/15/25		1,215,000	1,257,525
GCI, Inc. 6.875% 4/15/25		560,000	566,653
GTH Finance BV:
6.25% 4/26/20 (b)		600,000	621,768
7.25% 4/26/23 (b)		900,000	936,000
Level 3 Communications, Inc. 5.75% 12/1/22		595,000	602,438
Level 3 Financing, Inc.:
5.125% 5/1/23		575,000	569,969
5.375% 5/1/25		575,000	570,688
Lynx I Corp. 5.375% 4/15/21 (b)		301,500	306,776
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	200,000
Numericable Group SA:
6% 5/15/22 (b)		6,120,000	5,951,700
6.25% 5/15/24 (b)		6,405,000	6,124,781
7.375% 5/1/26 (b)		2,405,000	2,377,944
Qtel International Finance Ltd. 5% 10/19/25 (b)		275,000	307,450
Sable International Finance Ltd. 6.875% 8/1/22 (b)		2,030,000	2,038,770
Sprint Capital Corp.:
6.875% 11/15/28		562,000	441,170
8.75% 3/15/32		456,000	389,880
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		400,000	402,000
U.S. West Communications:
6.875% 9/15/33		170,000	167,637
7.25% 9/15/25		35,000	37,335
7.25% 10/15/35		70,000	70,586
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	608,850
Virgin Media Finance PLC 4.875% 2/15/22		565,000	473,188
			33,346,219
Wireless Telecommunication Services - 4.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	11,000,000	576,397
Comcel Trust 6.875% 2/6/24 (b)		250,000	243,750
Digicel Group Ltd.:
6.75% 3/1/23 (b)		385,000	327,250
7% 2/15/20 (b)		1,200,000	1,110,000
7.125% 4/1/22 (b)		3,265,000	2,428,344
8.25% 9/30/20 (b)		1,710,000	1,427,850
Intelsat Jackson Holdings SA:
5.5% 8/1/23		2,040,000	1,295,400
7.25% 10/15/20		3,485,000	2,483,063
7.5% 4/1/21		585,000	403,650
8% 2/15/24 (b)		1,515,000	1,492,275
Millicom International Cellular SA:
4.75% 5/22/20 (b)		555,000	557,775
6% 3/15/25 (b)		1,145,000	1,116,375
6.625% 10/15/21 (b)		1,165,000	1,196,106
MTS International Funding Ltd. 8.625% 6/22/20 (b)		415,000	486,592
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,125,000	1,181,250
10.125% 1/15/23 (b)		1,160,000	1,299,200
10.875% 10/15/25 (b)		2,800,000	3,200,736
Sprint Communications, Inc. 6% 11/15/22		1,410,000	1,109,529
Sprint Corp.:
7.125% 6/15/24		2,940,000	2,344,650
7.625% 2/15/25		1,655,000	1,309,519
7.875% 9/15/23		1,505,000	1,230,338
T-Mobile U.S.A., Inc.:
6% 3/1/23		955,000	988,425
6% 4/15/24		920,000	952,200
6.125% 1/15/22		1,875,000	1,966,406
6.25% 4/1/21		1,750,000	1,825,460
6.375% 3/1/25		6,800,000	7,106,000
6.5% 1/15/24		3,483,000	3,665,858
6.542% 4/28/20		780,000	804,375
6.625% 4/1/23		2,341,000	2,480,009
6.633% 4/28/21		860,000	898,700
6.731% 4/28/22		565,000	594,126
6.836% 4/28/23		665,000	702,406
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		220,000	223,300
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		935,000	1,033,775
			50,061,089
TOTAL TELECOMMUNICATION SERVICES			83,407,308
UTILITIES - 1.6%
Electric Utilities - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		200,000	210,092
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	306,250
Lamar Funding Ltd. 3.958% 5/7/25 (b)		250,000	233,300
RJS Power Holdings LLC 4.625% 7/15/19 (b)		535,000	470,800
			1,220,442
Gas Utilities - 0.1%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	183,987
8% 3/1/32		335,000	371,436
			555,423
Independent Power and Renewable Electricity Producers - 1.4%
Dynegy, Inc.:
7.375% 11/1/22		1,910,000	1,843,150
7.625% 11/1/24		2,165,000	2,078,400
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		1,125,000	731,250
11.25% 11/1/17 pay-in-kind (c)(d)		896,100	582,465
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		2,670,672	3,071,273
12.25% 3/1/22 (b)(d)		4,149,619	4,865,428
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		600,000	620,280
PPL Energy Supply LLC 6.5% 6/1/25		460,000	381,800
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		350,000	333,130
6.125% 6/15/25 (b)		180,000	170,100
TXU Corp.:
5.55% 11/15/14 (d)		186,000	93,000
6.5% 11/15/24 (d)		3,225,000	1,612,500
6.55% 11/15/34 (d)		2,775,000	1,387,500
			17,770,276
TOTAL UTILITIES			19,546,141

TOTAL NONCONVERTIBLE BONDS			547,995,802

TOTAL CORPORATE BONDS
(Cost $552,816,152)			548,230,868

U.S. Government and Government Agency Obligations - 14.7%
U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		880,000	883,342
Tennessee Valley Authority:
1.75% 10/15/18		$1,672,000	$1,706,669
4.25% 9/15/65		1,270,000	1,491,865
5.25% 9/15/39		126,000	172,787
5.375% 4/1/56		414,000	576,203

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,830,866

U.S. Treasury Obligations - 14.0%
U.S. Treasury Bonds:
2.5% 2/15/46		1,800,000	1,876,009
2.5% 5/15/46		900,000	938,918
2.875% 8/15/45		6,730,000	7,559,156
3% 11/15/44		582,000	669,732
3% 11/15/45		100,000	115,082
3.625% 2/15/44		9,514,000	12,275,657
4.25% 5/15/39		2,488,000	3,479,020
4.375% 2/15/38		675,000	962,587
4.75% 2/15/37		450,000	669,375
5.25% 2/15/29		2,206,000	3,119,853
5.375% 2/15/31 (g)		1,869,000	2,772,546
6.25% 8/15/23 (h)		2,249,000	3,015,241
7.875% 2/15/21		200,000	262,359
U.S. Treasury Notes:
0.625% 8/31/17		3,000,000	3,002,931
0.625% 6/30/18		3,000,000	3,001,407
0.75% 4/15/18		1,331,000	1,334,691
0.875% 11/30/17		2,190,000	2,199,240
0.875% 1/31/18		950,000	954,454
0.875% 5/31/18		400,000	402,203
0.875% 6/15/19		11,990,000	12,049,482
0.875% 7/31/19		4,926,000	4,946,783
1% 5/31/18		520,000	524,062
1.125% 6/15/18		3,500,000	3,535,410
1.125% 1/15/19		1,591,000	1,609,085
1.25% 11/30/18		2,200,000	2,231,453
1.25% 3/31/21		15,556,000	15,740,121
1.375% 7/31/18		361,000	366,669
1.375% 9/30/18		1,503,000	1,527,953
1.375% 2/28/19		4,070,000	4,144,245
1.375% 3/31/20		1,837,000	1,871,945
1.375% 4/30/20		8,913,000	9,082,552
1.375% 6/30/23		5,203,000	5,230,638
1.5% 12/31/18		416,000	424,612
1.5% 1/31/19		1,468,000	1,498,794
1.5% 1/31/22		3,727,000	3,803,579
1.5% 2/28/23		357,000	362,355
1.625% 4/30/19		4,433,000	4,546,941
1.625% 6/30/19		5,374,000	5,517,797
1.625% 7/31/20		1,500,000	1,542,774
1.625% 2/15/26		2,745,000	2,777,597
1.625% 5/15/26		1,000,000	1,012,812
1.75% 9/30/19		5,394,000	5,562,983
1.75% 12/31/20		2,634,000	2,725,057
1.875% 8/31/17		1,300,000	1,320,008
1.875% 9/30/17		1,900,000	1,931,246
1.875% 10/31/17		554,000	563,544
2% 11/30/22		6,634,000	6,944,451
2% 8/15/25		2,424,000	2,535,354
2.125% 6/30/21		1,500,000	1,580,333
2.25% 7/31/21		10,479,000	11,106,514
2.25% 11/15/25		1,250,000	1,334,326
2.375% 7/31/17		141,000	143,776
2.375% 8/15/24		3,069,000	3,304,690
3.5% 2/15/18		1,501,000	1,571,594

TOTAL U.S. TREASURY OBLIGATIONS			173,581,996

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7879% 12/7/20 (NCUA Guaranteed) (c)		140,251	139,931
Series 2011-R1 Class 1A, 0.8902% 1/8/20 (NCUA Guaranteed) (c)		312,614	313,176
Series 2011-R4 Class 1A, 0.8159% 3/6/20 (NCUA Guaranteed) (c)		89,163	89,194
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,745,461

TOTAL OTHER GOVERNMENT RELATED			4,287,762

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $173,713,902)			182,700,624

U.S. Government Agency - Mortgage Securities - 1.5%
Fannie Mae - 1.1%
2.115% 10/1/35 (c)		1,119	1,162
2.247% 11/1/35 (c)		16,813	17,422
2.29% 11/1/33 (c)		2,438	2,533
2.302% 6/1/36 (c)		2,455	2,572
2.315% 1/1/35 (c)		10,534	10,976
2.315% 9/1/36 (c)		4,330	4,536
2.367% 9/1/33 (c)		21,092	21,829
2.54% 6/1/42 (c)		29,274	30,505
2.55% 3/1/33 (c)		4,970	5,196
2.596% 11/1/36 (c)		2,735	2,880
2.598% 6/1/47 (c)		5,720	6,036
2.628% 7/1/35 (c)		15,948	16,769
2.667% 2/1/37 (c)		22,922	24,165
2.689% 2/1/42 (c)		212,520	222,042
2.69% 3/1/37 (c)		1,538	1,613
2.715% 2/1/36 (c)		635	666
2.754% 1/1/42 (c)		171,599	179,025
2.856% 5/1/36 (c)		1,754	1,866
2.951% 11/1/40 (c)		19,443	20,440
2.97% 8/1/35 (c)		22,160	23,189
2.98% 9/1/41 (c)		23,255	24,299
2.991% 10/1/41 (c)		8,966	9,389
3% 7/1/31 (i)		700,000	733,835
3% 7/1/31 (i)		700,000	733,835
3.009% 4/1/36 (c)		11,751	12,452
3.219% 7/1/41 (c)		30,465	31,989
3.352% 10/1/41 (c)		17,757	18,697
3.5% 7/1/46 (i)		2,500,000	2,637,081
3.5% 7/1/46 (i)		2,200,000	2,320,632
3.557% 7/1/41 (c)		37,483	39,515
4% 5/1/29		3,225,416	3,465,054
4.5% 7/1/33 to 4/1/39		1,727,058	1,904,602
5% 7/1/35		530,559	593,223
5.5% 10/1/20 to 1/1/29		268,595	294,356
6% 10/1/16		60	60
6.5% 11/1/16 to 8/1/36		406,660	474,947

TOTAL FANNIE MAE			13,889,388

Freddie Mac - 0.2%
2.15% 1/1/36 (c)		4,845	5,017
2.2% 3/1/37 (c)		1,021	1,058
2.218% 2/1/37 (c)		2,751	2,861
2.285% 8/1/37 (c)		4,364	4,560
2.32% 3/1/35 (c)		3,899	4,019
2.35% 7/1/35 (c)		8,367	8,763
2.351% 10/1/42 (c)		166,795	176,561
2.38% 1/1/37 (c)		12,936	13,466
2.457% 6/1/33 (c)		12,034	12,618
2.54% 7/1/36 (c)		253,419	265,691
2.54% 6/1/37 (c)		14,673	15,500
2.55% 6/1/37 (c)		1,711	1,782
2.582% 5/1/37 (c)		2,966	3,097
2.668% 4/1/37 (c)		2,893	3,052
2.686% 5/1/37 (c)		3,827	4,056
2.696% 10/1/35 (c)		6,992	7,331
2.732% 10/1/36 (c)		16,880	17,684
2.752% 6/1/37 (c)		2,843	2,991
2.795% 7/1/36 (c)		4,190	4,459
2.798% 7/1/35 (c)		8,601	9,162
2.832% 5/1/37 (c)		42,431	44,755
2.845% 4/1/37 (c)		475	503
2.885% 5/1/37 (c)		18,507	19,491
2.977% 10/1/41 (c)		152,702	160,303
2.99% 9/1/35 (c)		3,373	3,551
3% 2/1/31		700,000	737,491
3.068% 9/1/41 (c)		197,528	207,138
3.205% 9/1/41 (c)		25,016	26,270
3.212% 4/1/41 (c)		22,145	23,178
3.29% 6/1/41 (c)		25,042	26,318
3.433% 5/1/41 (c)		16,988	17,834
3.569% 10/1/35 (c)		1,970	2,099
3.634% 6/1/41 (c)		33,630	35,354
3.704% 5/1/41 (c)		27,851	29,294
6% 1/1/24		103,665	114,493
6.5% 1/1/17 to 3/1/22		19,814	21,577

TOTAL FREDDIE MAC			2,033,377

Ginnie Mae - 0.2%
4.3% 8/20/61 (j)		302,699	314,221
4.649% 2/20/62 (j)		200,568	212,509
4.682% 2/20/62 (j)		271,197	286,580
4.684% 1/20/62 (j)		1,231,874	1,301,726
5.47% 8/20/59 (j)		59,545	60,671
5.5% 11/15/35		171,710	198,258
5.612% 4/20/58 (j)		4,072	4,119
6% 6/15/36		323,780	378,565

TOTAL GINNIE MAE			2,756,649

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $18,496,468)			18,679,414

Collateralized Mortgage Obligations - 3.5%
U.S. Government Agency - 3.5%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.3833% 6/25/36 (c)		$363,208	$368,104
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		107	108
Series 2003-70 Class BJ, 5% 7/25/33		18,854	21,034
Series 2005-19 Class PA, 5.5% 7/25/34		110,159	117,955
Series 2005-27 Class NE, 5.5% 5/25/34		87,322	89,162
Series 2005-64 Class PX, 5.5% 6/25/35		112,975	124,491
Series 2005-68 Class CZ, 5.5% 8/25/35		412,367	468,582
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	331,104
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		900	915
Series 2003-117 Class MD, 5% 12/25/23		80,826	87,997
Series 2004-52 Class KZ, 5.5% 7/25/34		865,418	981,215
Series 2004-91 Class Z, 5% 12/25/34		325,952	363,882
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	43,266
Series 2005-14 Class ZB, 5% 3/25/35		128,738	143,731
Series 2006-72 Class CY, 6% 8/25/26		59,996	66,248
Series 2009-59 Class HB, 5% 8/25/39		178,856	199,607
Series 2010-88 Class NA, 4% 8/25/28		301,572	303,464
Series 2010-97 Class CX, 4.5% 9/25/25		550,000	618,207
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		17,139	1,125
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		26,140	1,643
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		193,289	24,256
Series 2010-39 Class FG, 1.3733% 3/25/36 (c)		228,032	232,509
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		58,242	3,325
Series 2011-67 Class AI, 4% 7/25/26 (k)		57,857	5,905
Series 2012-27 Class EZ, 4.25% 3/25/42		499,231	547,857
Series 2016-26 Class CG, 3% 5/25/46		1,149,924	1,200,989
Freddie Mac:
floater:
Series 2630 Class FL, 0.9421% 6/15/18 (c)		248	249
Series 2711 Class FC, 1.3421% 2/15/33 (c)		129,667	131,343
floater planned amortization class Series 2770 Class FH, 0.8421% 3/15/34 (c)		153,706	154,056
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		2,742	3,000
Series 2376 Class JE, 5.5% 11/15/16		320	322
Series 2381 Class OG, 5.5% 11/15/16		53	53
Series 2425 Class JH, 6% 3/15/17		711	720
Series 2996 Class MK, 5.5% 6/15/35		5,858	6,613
Series 3415 Class PC, 5% 12/15/37		56,538	62,074
Series 3763 Class QA, 4% 4/15/34		110,924	113,153
Series 3840 Class VA, 4.5% 9/15/27		243,582	259,495
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		73,316	73,797
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		655,448	750,814
Series 2303 Class ZV, 6% 4/15/31		6,506	7,163
Series 2877 Class ZD, 5% 10/15/34		393,752	439,462
Series 3745 Class KV, 4.5% 12/15/26		416,955	460,491
Series 3806 Class L, 3.5% 2/15/26		453,000	500,744
Series 3843 Class PZ, 5% 4/15/41		145,017	181,906
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		468,206	499,707
Series 4341 Class ML, 3.5% 11/15/31		644,489	685,947
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.9481% 7/20/37 (c)		76,488	76,803
Series 2008-2 Class FD, 0.9281% 1/20/38 (c)		18,918	18,991
Series 2008-73 Class FA, 1.3081% 8/20/38 (c)		122,516	124,589
Series 2008-83 Class FB, 1.3481% 9/20/38 (c)		113,938	115,959
Series 2009-108 Class CF, 1.0423% 11/16/39 (c)		89,639	90,288
Series 2009-116 Class KF, 0.9723% 12/16/39 (c)		70,712	71,065
Series 2010-H17 Class FA, 0.7797% 7/20/60 (c)(j)		432,576	427,292
Series 2010-H18 Class AF, 0.7358% 9/20/60 (c)(j)		531,927	524,914
Series 2010-H19 Class FG, 0.7358% 8/20/60 (c)(j)		577,241	569,769
Series 2010-H27 Series FA, 0.8158% 12/20/60 (c)(j)		238,390	235,894
Series 2011-H05 Class FA, 0.9358% 12/20/60 (c)(j)		332,166	330,464
Series 2011-H07 Class FA, 0.9358% 2/20/61 (c)(j)		564,998	562,268
Series 2011-H12 Class FA, 0.9258% 2/20/61 (c)(j)		803,438	799,226
Series 2011-H13 Class FA, 0.9358% 4/20/61 (c)(j)		291,146	289,686
Series 2011-H14:
Class FB, 0.9358% 5/20/61 (c)(j)		350,296	348,323
Class FC, 0.9358% 5/20/61 (c)(j)		306,349	304,716
Series 2011-H17 Class FA, 0.9658% 6/20/61 (c)(j)		404,557	403,015
Series 2011-H21 Class FA, 1.0358% 10/20/61 (c)(j)		449,987	449,287
Series 2012-H01 Class FA, 1.1358% 11/20/61 (c)(j)		390,343	391,138
Series 2012-H03 Class FA, 1.1358% 1/20/62 (c)(j)		246,997	247,501
Series 2012-H06 Class FA, 1.0658% 1/20/62 (c)(j)		383,992	383,790
Series 2012-H07 Class FA, 1.0658% 3/20/62 (c)(j)		228,942	228,813
Series 2013-H19 Class FD, 1.0358% 8/20/63 (c)(j)		200,290	199,947
Series 2014-H11 Class BA, 0.9358% 6/20/64 (c)(j)		1,769,160	1,759,103
Series 2015-H13 Class FL, 0.7158% 5/20/63 (c)(j)		1,899,407	1,892,388
Series 2015-H19 Class FA, 0.6358% 4/20/63 (c)(j)		1,795,988	1,787,281
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		2,107	2,117
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	729,584
Series 2010-59 Class PB, 4.5% 7/20/39		821,024	870,488
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		137,790	12,018
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	530,552
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		309,844	311,136
Series 2013-H26 Class HA, 3.5% 9/20/63 (j)		1,320,424	1,384,132
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		385,802	400,429
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		982,613	1,041,656
Series 2010-H17 Class XP, 5.2994% 7/20/60 (c)(j)		1,298,692	1,370,184
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(j)		984,754	1,042,273
Series 2011-71 Class ZB, 5.5% 8/20/34		690,604	791,868
Series 2012-64 Class KB, 10.8402% 5/20/41 (c)		26,249	34,410
Series 2013-124:
Class ES, 8.0693% 4/20/39 (c)(l)		529,267	580,134
Class ST, 8.2026% 8/20/39 (c)(l)		1,004,740	1,122,494
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		1,305,034	1,332,676
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		2,934,464	2,987,869
Class JA, 2.5% 6/20/65 (j)		370,725	377,700
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(j)		2,729,313	2,737,037
Series 2016-H13 Class FB, 1.19% 5/20/66 (c)(j)		1,423,000	1,421,332
Series 2090-118 Class XZ, 5% 12/20/39		726,126	892,184
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $43,019,436)			43,282,573

Commercial Mortgage Securities - 0.8%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		260,000	288,080
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,042,000	1,142,817
Series K027 Class A2, 2.637% 1/25/23		377,000	397,915
Series K029 Class A2, 3.32% 2/25/23 (c)		198,000	217,217
Series K034 Class A1, 2.669% 2/25/23		993,816	1,029,252
Series K037 Class A2, 3.49% 1/25/24		611,000	678,858
Series K039 Class A2, 3.303% 7/25/24		2,013,000	2,214,815
Series K042 Class A2, 2.67% 12/25/24		1,700,000	1,787,627
Series K501 Class A2, 1.655% 11/25/16		305,632	305,725
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K038 Class A2, 3.389% 3/25/24		350,000	387,037
Series K044 Class A2, 2.811% 1/25/25		1,600,000	1,698,685
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $9,768,292)			10,148,028

Foreign Government and Government Agency Obligations - 15.5%
Argentine Republic:
6.25% 4/22/19 (b)		1,580,000	1,647,150
6.875% 4/22/21 (b)		2,435,000	2,596,928
7% 4/17/17		5,815,000	5,965,059
7.5% 4/22/26 (b)		870,000	940,470
8.75% 5/7/24		305,000	349,496
Australian Commonwealth:
1.75% 11/21/20	AUD	6,600,000	4,957,243
3.75% 4/21/37 (Reg. S)	AUD	1,200,000	1,064,701
5.5% 1/21/18	AUD	1,850,000	1,462,090
Azerbaijan Republic 4.75% 3/18/24 (b)		250,000	252,825
Belarus Republic 8.95% 1/26/18		1,790,000	1,856,230
Brazilian Federative Republic:
4.25% 1/7/25		630,000	618,975
5.625% 1/7/41		915,000	887,550
6% 4/7/26		395,000	428,575
7.125% 1/20/37		1,685,000	1,895,625
8.25% 1/20/34		2,250,000	2,733,750
Buenos Aires Province:
5.75% 6/15/19 (b)		300,000	303,750
9.375% 9/14/18 (b)		410,000	442,800
10.875% 1/26/21 (b)		100,000	112,750
10.875% 1/26/21 (Reg. S)		2,405,000	2,711,638
Buoni del Tesoro Poliennali:
2.7% 3/1/47 (b)	EUR	800,000	949,176
4.5% 3/1/24	EUR	11,975,000	16,714,152
Canadian Government 1.5% 2/1/17	CAD	9,050,000	7,044,563
Central Bank of Nigeria warrants 11/15/20 (m)		750	57,658
City of Buenos Aires 8.95% 2/19/21 (b)		695,000	774,925
Colombian Republic:
4.375% 3/21/23	COP	3,427,000,000	1,000,666
5% 6/15/45		200,000	207,500
5.625% 2/26/44		200,000	221,500
7.375% 9/18/37		365,000	474,044
10.375% 1/28/33		905,000	1,357,500
Congo Republic 4% 6/30/29 (e)		1,676,180	1,207,185
Costa Rican Republic 7% 4/4/44 (b)		670,000	666,650
Croatia Republic:
5.5% 4/4/23 (b)		175,000	185,430
6% 1/26/24 (b)		200,000	218,060
6.375% 3/24/21 (b)		500,000	545,475
6.625% 7/14/20 (b)		170,000	185,470
6.75% 11/5/19(b)		155,000	168,756
Danish Kingdom 1.75% 11/15/25	DKK	9,600,000	1,641,879
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		330,000	336,642
6.25% 7/27/21 (b)		210,000	211,213
Dominican Republic:
1.5% 8/30/24 (c)		1,820,000	1,774,500
6.85% 1/27/45 (b)		690,000	714,150
6.875% 1/29/26 (b)		660,000	728,310
7.45% 4/30/44 (b)		830,000	913,000
7.5% 5/6/21 (b)		515,000	572,165
Dutch Government 0.5% 7/15/26(Reg. S) (b)	EUR	150,000	172,070
French Government:
OAT:
1.75% 5/25/23	EUR	50,000	62,684
3.25% 5/25/45	EUR	2,300,000	3,988,909
0.5% 5/25/26	EUR	350,000	397,036
Georgia Republic 6.875% 4/12/21 (b)		210,000	231,025
Guatemalan Republic 4.5% 5/3/26 (b)		200,000	203,500
Hong Kong Government SAR 1.32% 12/23/19	HKD	2,700,000	357,018
Hungarian Republic:
5.375% 3/25/24		268,000	299,356
5.75% 11/22/23		427,000	486,097
7.625% 3/29/41		334,000	484,300
Indonesian Republic:
3.375% 4/15/23 (b)		280,000	281,520
4.75% 1/8/26 (b)		295,000	321,217
5.25% 1/17/42 (b)		270,000	286,373
5.375% 10/17/23		200,000	225,061
5.95% 1/8/46 (b)		290,000	341,716
6.625% 2/17/37 (b)		525,000	646,868
6.75% 1/15/44 (b)		205,000	260,503
7.75% 1/17/38 (b)		1,070,000	1,452,007
8.375% 3/15/24	IDR	6,209,000,000	495,545
8.5% 10/12/35 (Reg. S)		900,000	1,284,302
Irish Republic:
1% 5/15/26(Reg. S)	EUR	2,600,000	3,007,440
2% 2/18/45 (Reg.S)	EUR	350,000	453,084
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		965,000	1,013,476
8.25% 4/15/24 (b)		200,000	210,347
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		4,140,000	5,235,415
5.5% 12/4/23		1,628,000	2,050,276
Ivory Coast 5.75% 12/31/32		1,225,000	1,140,671
Japan Government:
0.1% 8/15/17	JPY	190,000,000	1,848,211
0.1% 12/20/20	JPY	656,700,000	6,478,878
0.9% 3/20/22	JPY	100,000,000	1,037,050
0.9% 6/20/22	JPY	874,050,000	9,091,855
1.9% 9/20/30	JPY	825,000,000	10,297,308
Jordanian Kingdom:
2.503% 10/30/20		2,924,000	3,096,794
3% 6/30/25		1,179,000	1,286,111
Kazakhstan Republic:
5.125% 7/21/25 (b)		205,000	224,500
6.5% 7/21/45 (b)		285,000	331,210
Kingdom of Norway 3.75% 5/25/21	NOK	4,800,000	658,946
Lebanese Republic:
4% 12/31/17		676,500	667,232
5.45% 11/28/19		255,000	251,099
6.375% 3/9/20		150,000	152,025
New Zealand Government 6% 5/15/21	NZD	1,000,000	844,051
Ontario Province 2.4% 6/2/26	CAD	3,600,000	2,893,849
Panamanian Republic:
6.7% 1/26/36		140,000	185,850
8.875% 9/30/27		75,000	110,250
9.375% 4/1/29		140,000	213,500
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		300,000	313,500
Peruvian Republic 4% 3/7/27 (e)		570,000	570,000
Philippine Republic:
7.75% 1/14/31		305,000	473,367
9.5% 2/2/30		300,000	513,162
Provincia de Cordoba:
7.125% 6/10/21 (b)		750,000	751,875
12.375% 8/17/17 (b)		515,000	554,913
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		629,688	634,410
Republic of Armenia:
6% 9/30/20 (b)		920,000	925,722
7.15% 3/26/25 (b)		400,000	406,000
Republic of Iceland 5.875% 5/11/22 (b)		240,000	280,138
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,750,000	1,332,275
Republic of Nigeria 5.125% 7/12/18 (b)		605,000	605,532
Republic of Serbia:
6.75% 11/1/24 (b)		786,400	808,026
7.25% 9/28/21 (b)		600,000	686,838
Republic of Singapore 3.25% 9/1/20	SGD	3,400,000	2,720,283
Russian Federation:
4.5% 4/4/22 (b)		200,000	213,730
4.875% 9/16/23 (b)		600,000	654,444
5% 4/29/20 (b)		300,000	323,676
5.625% 4/4/42 (b)		400,000	452,352
5.875% 9/16/43 (b)		800,000	934,720
12.75% 6/24/28 (Reg. S)		2,615,000	4,578,112
South African Republic 5.875% 5/30/22		100,000	111,300
Spanish Kingdom:
0.75% 7/30/21	EUR	4,200,000	4,774,351
2.75% 10/31/24 (Reg. S)	EUR	3,150,000	3,969,378
Sweden Kingdom 3.5% 6/1/22	SEK	18,500,000	2,674,030
Switzerland Confederation 4.25% 6/5/17	CHF	3,050,000	3,276,456
Turkish Republic:
5.125% 3/25/22		385,000	411,656
5.625% 3/30/21		490,000	534,100
6.25% 9/26/22		275,000	310,973
6.75% 4/3/18		205,000	220,478
6.75% 5/30/40		495,000	603,453
6.875% 3/17/36		505,000	615,635
7% 3/11/19		345,000	381,769
7% 6/5/20		250,000	283,543
7.25% 3/5/38		345,000	440,289
7.375% 2/5/25		400,000	493,548
7.5% 11/7/19		795,000	907,962
8% 2/14/34		300,000	403,902
9.4% 7/8/20	TRY	1,435,000	508,598
11.875% 1/15/30		555,000	968,475
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		265,000	276,930
Ukraine Government:
0% 5/31/40 (b)(c)		304,000	98,481
7.75% 9/1/20 (b)		368,000	359,794
7.75% 9/1/21 (b)		328,000	319,046
7.75% 9/1/22 (b)		226,000	218,486
7.75% 9/1/23 (b)		105,000	101,084
7.75% 9/1/24(b)		105,000	100,511
7.75% 9/1/25 (b)		105,000	100,034
7.75% 9/1/27 (b)		150,000	141,780
United Kingdom, Great Britain and Northern Ireland 1% 9/7/17	GBP	4,500,000	6,045,948
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	1,500,000	2,670,007
United Mexican States:
4% 10/2/23		488,000	525,356
4.6% 1/23/46		300,000	316,500
4.75% 3/8/44		204,000	219,810
5.55% 1/21/45		265,000	317,338
6.05% 1/11/40		217,000	272,878
6.5% 6/10/21	MXN	8,615,000	492,428
Uruguay Republic 7.875% 1/15/33 pay-in-kind		440,000	598,950
Venezuelan Republic:
oil recovery rights 4/15/20 (m)		10,236	10,236
9.25% 9/15/27		1,145,000	552,463
11.95% 8/5/31 (Reg. S)		750,000	352,500
12.75% 8/23/22		440,000	222,200
Vietnamese Socialist Republic:
1.75% 3/13/28 (c)		75,000	65,063
4% 3/12/28 (e)		2,009,583	1,976,928
4.8% 11/19/24 (b)		200,000	205,802
6.75% 1/29/20 (b)		400,000	443,363
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $182,806,595)			192,781,596

Supranational Obligations - 0.1%
European Investment Bank 1.125% 9/15/36 (Reg. S) (Cost $1,130,759)	EUR	1,000,000	1,176,557
		Shares	Value

Common Stocks - 4.0%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.3%
Chassix Holdings, Inc.		33,750	1,106,325
Chassix Holdings, Inc. warrants (n)		1,921	16,348
Delphi Automotive PLC		13,500	845,100
Exide Technologies (n)		7,052	0
Exide Technologies (n)		2,115	0
Lear Corp.		9,700	987,072
Tenneco, Inc. (n)		14,900	694,489
			3,649,334
Automobiles - 0.0%
General Motors Co.		328	9,282
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (n)(o)		2,218	8,295
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. unit		86,800	1,297,660
Household Durables - 0.3%
CalAtlantic Group, Inc.		19,740	724,655
Harman International Industries, Inc.		14,700	1,055,754
Lennar Corp. Class A		26,700	1,230,870
Newell Brands, Inc.		10,516	510,762
Taylor Morrison Home Corp. (n)		39,500	586,180
			4,108,221
Internet & Catalog Retail - 0.1%
Expedia, Inc.		5,000	531,500
Media - 0.3%
AMC Networks, Inc. Class A (n)		17,000	1,027,140
Naspers Ltd. Class N		9,500	1,450,603
Sinclair Broadcast Group, Inc. Class A		50,200	1,498,972
			3,976,715
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (n)		8,500	488,920
Michael Kors Holdings Ltd. (n)		10,000	494,800
			983,720

TOTAL CONSUMER DISCRETIONARY			14,564,727

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Health Corp.		7,300	698,902
Ovation Acquisition I LLC (o)		158,313	1,583
			700,485
Food Products - 0.0%
Reddy Ice Holdings, Inc. (n)		5,683	2,302

TOTAL CONSUMER STAPLES			702,787

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (n)		14,400	120,096
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP		7,975	160,776
Pacific Exploration and Production Corp. warrants (n)		11,525	36,880
			197,656

TOTAL ENERGY			317,752

FINANCIALS - 0.2%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (n)		314,563	3
The Blackstone Group LP		24,700	606,138
			606,141
Consumer Finance - 0.1%
OneMain Holdings, Inc. (n)		27,700	632,114
Diversified Financial Services - 0.1%
Broadcom Ltd.		8,500	1,320,900
Real Estate Investment Trusts - 0.0%
MGM Growth Properties LLC		19,200	512,256

TOTAL FINANCIALS			3,071,411

HEALTH CARE - 0.7%
Biotechnology - 0.3%
Biogen, Inc. (n)		4,800	1,160,736
Celgene Corp. (n)		12,500	1,232,875
Gilead Sciences, Inc.		15,500	1,293,010
			3,686,621
Health Care Providers & Services - 0.2%
AmSurg Corp. (n)		9,700	752,138
HCA Holdings, Inc. (n)		27,100	2,086,971
Rotech Healthcare, Inc. (n)		6,069	10,864
			2,849,973
Pharmaceuticals - 0.2%
Allergan PLC (n)		7,600	1,756,284

TOTAL HEALTH CARE			8,292,878

INDUSTRIALS - 0.4%
Airlines - 0.1%
Air Canada (n)		106,500	732,834
Delta Air Lines, Inc.		10,800	393,444
			1,126,278
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (n)(o)		894,972	53,698
Marine - 0.0%
U.S. Shipping Partners Corp. (n)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (n)		6,028	0
			0
Road & Rail - 0.0%
Avis Budget Group, Inc. (n)		19,900	641,377
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		15,600	417,768
HD Supply Holdings, Inc. (n)		37,300	1,298,786
Penhall Acquisition Co.:
Class A (n)		321	25,442
Class B (n)		107	8,481
United Rentals, Inc. (n)		25,100	1,684,210
			3,434,687
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (b)(n)		31,897	210,262

TOTAL INDUSTRIALS			5,466,302

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
CDW Corp.		28,100	1,126,248
Internet Software & Services - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (n)		32,900	2,616,537
Alphabet, Inc. Class A		2,600	1,829,178
Baidu.com, Inc. sponsored ADR (n)		3,400	561,510
Facebook, Inc. Class A (n)		10,400	1,188,512
			6,195,737
IT Services - 0.1%
MasterCard, Inc. Class A		8,900	783,734
PayPal Holdings, Inc. (n)		19,200	700,992
			1,484,726
Semiconductors & Semiconductor Equipment - 0.4%
Cypress Semiconductor Corp.		309	3,260
MagnaChip Semiconductor Corp. (n)		2,669	15,107
NXP Semiconductors NV (n)		16,117	1,262,606
Qorvo, Inc. (n)		32,495	1,795,674
Skyworks Solutions, Inc.		23,700	1,499,736
			4,576,383
Software - 0.0%
Electronic Arts, Inc. (n)		10,000	757,600
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		10,300	984,680

TOTAL INFORMATION TECHNOLOGY			15,125,374

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		5,700	424,194
Metals & Mining - 0.1%
Aleris Corp. (n)(o)		2,037	22,020
Freeport-McMoRan, Inc.		50,800	565,912
Mirabela Nickel Ltd. (n)		217,900	13,488
			601,420

TOTAL MATERIALS			1,025,614

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (n)		34,700	1,501,469
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	6,177
TOTAL COMMON STOCKS
(Cost $56,271,462)			50,074,491

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (n)		2,286	18,988
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		1,500	1,250,430

TOTAL CONVERTIBLE PREFERRED STOCKS			1,269,418

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series K 6.375%		8,471	236,341
TOTAL PREFERRED STOCKS
(Cost $1,728,092)			1,505,759
		Principal Amount(a)	Value

Bank Loan Obligations - 1.3%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		422,618	416,279
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		655,050	647,406
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		245,000	235,200
			882,606
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		1,298,470	1,216,238
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		46,574	46,302
			1,262,540

TOTAL CONSUMER DISCRETIONARY			2,561,425

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		285,000	284,288
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		790,311	790,809

TOTAL CONSUMER STAPLES			1,075,097

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		1,238,018	549,680
Oil, Gas & Consumable Fuels - 0.0%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		324,348	321,105
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		214,434	213,452
			534,557

TOTAL ENERGY			1,084,237

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		610,000	607,206
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,045,971	1,044,852
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		2,032,976	1,798,330
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		1,156,263	1,140,364
			2,938,694
MATERIALS - 0.0%
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)		267,300	62,816
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (c)		223,530	214,588
			277,404
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		572,750	555,928
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (c)		114,954	109,781
Tranche D 2LN, term loan 4.1309% 3/31/19 (c)		230,046	219,694
			329,475

TOTAL TELECOMMUNICATION SERVICES			885,403

UTILITIES - 0.4%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		301,441	296,919
Independent Power and Renewable Electricity Producers - 0.4%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		4,797,004	4,785,012

TOTAL UTILITIES			5,081,931

TOTAL BANK LOAN OBLIGATIONS
(Cost $15,804,794)			15,556,249

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.6875% 12/14/19 (c)		183,386	179,718
Goldman Sachs 1.6875% 12/14/19 (c)		330,069	323,468
Mizuho 1.6875% 12/14/19 (c)		246,811	241,875
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $722,016)			745,061
		Shares	Value

Fixed-Income Funds - 5.9%
Fidelity Floating Rate Central Fund (p)
(Cost $76,143,932)		733,393	73,595,988
		Principal Amount(a)	Value

Preferred Securities - 2.8%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(f)		770,000	795,381
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (f)		1,185,000	1,134,968
FINANCIALS - 2.5%
Banks - 2.1%
Banco Do Brasil SA 9% (b)(c)(f)		800,000	622,557
Bank of America Corp.:
5.125% (c)(f)		1,345,000	1,270,299
5.2% (c)(f)		2,762,000	2,608,052
6.25% (c)(f)		910,000	942,433
Barclays Bank PLC 7.625% 11/21/22		895,000	970,847
Citigroup, Inc.:
5.8% (c)(f)		1,130,000	1,100,233
5.9% (c)(f)		1,455,000	1,465,485
5.95% (c)(f)		2,675,000	2,710,135
6.25% (c)(f)		920,000	955,784
6.3% (c)(f)		270,000	270,795
Intesa Sanpaolo SpA 8.375% (c)(f)	EUR	250,000	330,119
JPMorgan Chase & Co.:
5% (c)(f)		1,615,000	1,584,719
5.3% (c)(f)		865,000	869,356
6% (c)(f)		2,580,000	2,699,042
6.125% (c)(f)		725,000	758,804
6.75% (c)(f)		400,000	451,701
Wells Fargo & Co.:
5.875% (c)(f)		2,600,000	2,778,928
5.9% (c)(f)		3,065,000	3,161,024
			25,550,313
Capital Markets - 0.3%
Bank of Scotland 7.281% (c)(f)	GBP	350,000	518,976
Goldman Sachs Group, Inc.:
5.375% (c)(f)		1,310,000	1,305,437
5.7% (c)(f)		1,701,000	1,711,341
			3,535,754
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (b)(f)		400,000	309,246
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(f)	EUR	300,000	319,721
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(f)	EUR	400,000	414,681
Society of Lloyd's 7.421% (c)(f)	GBP	400,000	539,373
			1,273,775

TOTAL FINANCIALS			30,669,088

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(f)		2,950,000	1,440,971
7.5% (Reg. S) (f)		100,000	48,846
			1,489,817
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		1,120,000	449,704
TOTAL PREFERRED SECURITIES
(Cost $36,294,232)			34,538,958
		Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.43% (q)
(Cost $69,694,496)		69,694,496	69,694,496
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,238,410,628)			1,242,710,662
NET OTHER ASSETS (LIABILITIES) - 0.0%			491,595
NET ASSETS - 100%			$1,243,202,257

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 7/1/31	$(700,000)	$(733,835)
3% 7/1/31	(700,000)	(733,834)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,468,250)		$(1,467,669)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
16 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	3,509,250	$23,969
25 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	4,659,375	316,708
TOTAL FUTURES CONTRACTS			$340,677

The face value of futures purchased as a percentage of Net Assets is 0.7%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
CME	Sep. 2026	$200,000	2.25%	3-month LIBOR	$3,705	$0	$3,705
LCH	Sep. 2046	830,000	3-month LIBOR	2.75%	(46,686)	0	(46,686)

TOTAL INTEREST RATE SWAPS					$(42,981)	$0	$(42,981)

 (1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $268,799,085 or 21.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $164,662.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $168,929.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Quantity represents share amount.

 (n) Non-income producing

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,596 or 0.0% of net assets.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aleris Corp.	6/1/10	$71,295
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Ovation Acquisition I LLC	12/23/15	$1,583
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$466,147

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$136,524
Fidelity Floating Rate Central Fund	1,871,604
Fidelity Securities Lending Cash Central Fund	678
Total	$2,008,806

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$70,696,113	$1,002,078	$--	$73,595,988	5.0%
Total	$70,696,113	$1,002,078	$--	$73,595,988

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$14,564,727	$11,983,156	$1,458,898	$1,122,673
Consumer Staples	721,775	698,902	--	22,873
Energy	317,752	280,872	--	36,880
Financials	3,307,752	3,307,749	--	3
Health Care	9,543,308	9,532,444	--	10,864
Industrials	5,466,302	5,168,419	--	297,883
Information Technology	15,125,374	15,125,374	--	--
Materials	1,025,614	990,106	--	35,508
Telecommunication Services	1,501,469	1,501,469	--	--
Utilities	6,177	6,177	--	--
Corporate Bonds	548,230,868	--	547,423,313	807,555
U.S. Government and Government Agency Obligations	182,700,624	--	182,700,624	--
U.S. Government Agency - Mortgage Securities	18,679,414	--	18,679,414	--
Collateralized Mortgage Obligations	43,282,573	--	43,282,573	--
Commercial Mortgage Securities	10,148,028	--	10,148,028	--
Foreign Government and Government Agency Obligations	192,781,596	--	192,201,360	580,236
Supranational Obligations	1,176,557	--	1,176,557	--
Bank Loan Obligations	15,556,249	--	14,810,495	745,754
Sovereign Loan Participations	745,061	--	--	745,061
Fixed-Income Funds	73,595,988	73,595,988	--	--
Preferred Securities	34,538,958	--	34,538,958	--
Money Market Funds	69,694,496	69,694,496	--	--
Total Investments in Securities:	$1,242,710,662	$191,885,152	$1,046,420,220	$4,405,290
Derivative Instruments:
Assets
Futures Contracts	$340,677	$340,677	$--	$--
Swaps	3,705	--	3,705	--
Total Assets	$344,382	$340,677	$3,705	$--
Liabilities
Swaps	$(46,686)	$--	$(46,686)	$--
Total Liabilities	$(46,686)	$--	$(46,686)	$--
Total Derivative Instruments:	$297,696	$340,677	$(42,981)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,467,669)	$--	$(1,467,669)	$--
Total Other Financial Instruments:	$(1,467,669)	$--	$(1,467,669)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$340,677	$0
Swaps(b)	3,705	(46,686)
Total Interest Rate Risk	$344,382	$(46,686)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	65.1%
Luxembourg	3.0%
Netherlands	2.9%
United Kingdom	2.5%
Japan	2.3%
Canada	2.1%
Argentina	2.0%
Italy	1.9%
Ireland	1.9%
France	1.8%
Mexico	1.1%
Others (Individually Less Than 1%)	13.4%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,092,572,200)	$1,099,420,178
Fidelity Central Funds (cost $145,838,428)	143,290,484
Total Investments (cost $1,238,410,628)		$1,242,710,662
Cash		908,901
Receivable for investments sold		12,089,884
Receivable for TBA sale commitments		1,468,250
Receivable for fund shares sold		1,103,940
Dividends receivable		30,911
Interest receivable		12,546,324
Distributions receivable from Fidelity Central Funds		328,503
Other receivables		22,137
Total assets		1,271,209,512
Liabilities
Payable for investments purchased
Regular delivery	$18,907,393
Delayed delivery	6,405,359
TBA sale commitments, at value	1,467,669
Payable for fund shares redeemed	406,646
Accrued management fee	577,464
Distribution and service plan fees payable	44,964
Payable for daily variation margin for derivative instruments	13,259
Other affiliated payables	132,124
Other payables and accrued expenses	52,377
Total liabilities		28,007,255
Net Assets		$1,243,202,257
Net Assets consist of:
Paid in capital		$1,224,564,512
Undistributed net investment income		25,426,941
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,393,843)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,604,647
Net Assets		$1,243,202,257
Initial Class:
Net Asset Value, offering price and redemption price per share ($92,862,322 ÷ 8,261,288 shares)		$11.24
Service Class:
Net Asset Value, offering price and redemption price per share ($621,157 ÷ 55,337 shares)		$11.22
Service Class 2:
Net Asset Value, offering price and redemption price per share ($217,179,624 ÷ 19,489,745 shares)		$11.14
Investor Class:
Net Asset Value, offering price and redemption price per share ($932,539,154 ÷ 83,225,003 shares)		$11.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$1,395,204
Interest		23,844,330
Income from Fidelity Central Funds		2,008,806
Total income		27,248,340
Expenses
Management fee	$3,356,699
Transfer agent fees	560,703
Distribution and service plan fees	251,935
Accounting and security lending fees	208,655
Custodian fees and expenses	33,935
Independent trustees' fees and expenses	2,700
Registration fees	2
Audit	45,963
Legal	12,244
Miscellaneous	16,757
Total expenses before reductions	4,489,593
Expense reductions	(3,436)	4,486,157
Net investment income (loss)		22,762,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,649,283)
Foreign currency transactions	(14,590)
Futures contracts	367,006
Swaps	(152,150)
Total net realized gain (loss)		(3,449,017)
Change in net unrealized appreciation (depreciation) on: Investment securities	50,172,674
Assets and liabilities in foreign currencies	41,363
Futures contracts	311,013
Delayed delivery commitments	581
Swaps	(57,044)
Total change in net unrealized appreciation (depreciation)		50,468,587
Net gain (loss)		47,019,570
Net increase (decrease) in net assets resulting from operations		$69,781,753

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,762,183	$45,197,000
Net realized gain (loss)	(3,449,017)	(16,716,265)
Change in net unrealized appreciation (depreciation)	50,468,587	(49,819,973)
Net increase (decrease) in net assets resulting from operations	69,781,753	(21,339,238)
Distributions to shareholders from net investment income	–	(32,938,370)
Distributions to shareholders from tax return of capital	–	(3,700,630)
Total distributions	–	(36,639,000)
Share transactions - net increase (decrease)	(12,237,548)	15,137,477
Total increase (decrease) in net assets	57,544,205	(42,840,761)
Net Assets
Beginning of period	1,185,658,052	1,228,498,813
End of period	$1,243,202,257	$1,185,658,052
Other Information
Undistributed net investment income end of period	$25,426,941	$2,664,758

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$11.12	$11.20	$11.76	$11.15	$11.36
Income from Investment Operations
Net investment income (loss)A	.210	.413	.413	.437	.465	.511
Net realized and unrealized gain (loss)	.430	(.593)	(.010)	(.403)	.704	.013
Total from investment operations	.640	(.180)	.403	.034	1.169	.524
Distributions from net investment income	–	(.306)	(.350)	(.483)	(.425)	(.486)
Distributions from net realized gain	–	–	(.133)	(.111)	(.134)	(.248)
Tax return of capital	–	(.034)	–	–	–	–
Total distributions	–	(.340)	(.483)	(.594)	(.559)	(.734)
Net asset value, end of period	$11.24	$10.60	$11.12	$11.20	$11.76	$11.15
Total ReturnB,C,D	6.04%	(1.63)%	3.60%	.29%	10.50%	4.66%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.69%	.68%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.69%G	.69%	.68%	.68%	.69%	.69%
Expenses net of all reductions	.69%G	.69%	.68%	.68%	.69%	.69%
Net investment income (loss)	3.89%G	3.69%	3.56%	3.74%	3.97%	4.38%
Supplemental Data
Net assets, end of period (000 omitted)	$92,862	$91,714	$107,847	$119,063	$164,166	$164,168
Portfolio turnover rateH	85%G	92%	119%	141%	129%	224%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.59	$11.11	$11.19	$11.75	$11.14	$11.35
Income from Investment Operations
Net investment income (loss)A	.205	.401	.401	.425	.453	.499
Net realized and unrealized gain (loss)	.425	(.592)	(.009)	(.403)	.704	.009
Total from investment operations	.630	(.191)	.392	.022	1.157	.508
Distributions from net investment income	–	(.295)	(.339)	(.471)	(.413)	(.470)
Distributions from net realized gain	–	–	(.133)	(.111)	(.134)	(.248)
Tax return of capital	–	(.034)	–	–	–	–
Total distributions	–	(.329)	(.472)	(.582)	(.547)	(.718)
Net asset value, end of period	$11.22	$10.59	$11.11	$11.19	$11.75	$11.14
Total ReturnB,C,D	5.95%	(1.73)%	3.51%	.19%	10.40%	4.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.78%	.78%	.78%	.80%
Expenses net of fee waivers, if any	.79%G	.79%	.78%	.78%	.78%	.80%
Expenses net of all reductions	.79%G	.79%	.78%	.78%	.78%	.80%
Net investment income (loss)	3.79%G	3.59%	3.46%	3.64%	3.87%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$621	$753	$831	$837	$975	$883
Portfolio turnover rateH	85%G	92%	119%	141%	129%	224%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.52	$11.05	$11.14	$11.71	$11.11	$11.33
Income from Investment Operations
Net investment income (loss)A	.195	.380	.380	.404	.434	.478
Net realized and unrealized gain (loss)	.425	(.593)	(.005)	(.400)	.701	.021
Total from investment operations	.620	(.213)	.375	.004	1.135	.499
Distributions from net investment income	–	(.283)	(.332)	(.463)	(.401)	(.471)
Distributions from net realized gain	–	–	(.133)	(.111)	(.134)	(.248)
Tax return of capital	–	(.034)	–	–	–	–
Total distributions	–	(.317)	(.465)	(.574)	(.535)	(.719)
Net asset value, end of period	$11.14	$10.52	$11.05	$11.14	$11.71	$11.11
Total ReturnB,C,D	5.89%	(1.94)%	3.37%	.03%	10.23%	4.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G	.94%	.93%	.93%	.94%	.95%
Expenses net of fee waivers, if any	.94%G	.94%	.93%	.93%	.94%	.94%
Expenses net of all reductions	.94%G	.94%	.93%	.93%	.94%	.94%
Net investment income (loss)	3.64%G	3.44%	3.31%	3.49%	3.72%	4.13%
Supplemental Data
Net assets, end of period (000 omitted)	$217,180	$185,925	$137,892	$68,196	$41,502	$25,652
Portfolio turnover rateH	85%G	92%	119%	141%	129%	224%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Strategic Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.09	$11.17	$11.73	$11.12	$11.34
Income from Investment Operations
Net investment income (loss)A	.207	.408	.408	.432	.461	.506
Net realized and unrealized gain (loss)	.433	(.591)	(.008)	(.401)	.705	.005
Total from investment operations	.640	(.183)	.400	.031	1.166	.511
Distributions from net investment income	–	(.303)	(.347)	(.480)	(.422)	(.483)
Distributions from net realized gain	–	–	(.133)	(.111)	(.134)	(.248)
Tax return of capital	–	(.034)	–	–	–	–
Total distributions	–	(.337)	(.480)	(.591)	(.556)	(.731)
Net asset value, end of period	$11.21	$10.57	$11.09	$11.17	$11.73	$11.12
Total ReturnB,C,D	6.05%	(1.66)%	3.58%	.27%	10.50%	4.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.72%	.71%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.72%G	.72%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.72%G	.72%	.71%	.71%	.72%	.73%
Net investment income (loss)	3.86%G	3.65%	3.52%	3.70%	3.94%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$932,539	$907,266	$981,928	$939,177	$1,085,039	$817,192
Portfolio turnover rateH	85%G	92%	119%	141%	129%	224%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, tax return of capital distributions, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, equity-debt classifications, contingent interest and losses deferred due to wash sales and excise tax regulations.

For the period ended December 31, 2015, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$49,205,489
Gross unrealized depreciation	(41,394,490)
Net unrealized appreciation (depreciation) on securities	$7,810,999
Tax cost	$1,234,899,663

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,523,387)

The Fund elected to defer to its next fiscal year approximately $1,233,309 of capital losses recognized during the period November 1, 2015 to December 31, 2015. The Fund elected to defer to its next fiscal year approximately $727,406 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$367,006	$311,013
Swaps	(152,150)	(57,044)
Totals	$214,856	$253,969

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $332,816,592 and $332,949,516, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$346
Service Class 2	251,589
$251,935

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.10% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$30,892
Service Class	235
Service Class 2	68,432
Investor Class	461,144
$560,703

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $457 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,064 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $678. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $999 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,437.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$2,608,355
Service Class	–	20,999
Service Class 2	–	4,841,746
Investor Class	–	25,467,270
Total	$–	$32,938,370
Tax Return of Capital
Initial Class	$–	$287,413
Service Class	–	2,400
Service Class 2	–	576,830
Investor Class	–	2,833,987
Total	$–	$3,700,630

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	265,808	438,630	$2,927,745	$4,928,200
Reinvestment of distributions	–	272,415	–	2,895,768
Shares redeemed	(656,646)	(1,754,032)	(7,080,309)	(19,582,348)
Net increase (decrease)	(390,838)	(1,042,987)	$(4,152,564)	$(11,758,380)
Service Class
Reinvestment of distributions	–	2,203	$–	$23,399
Shares redeemed	(15,768)	(5,901)	(171,423)	(64,952)
Net increase (decrease)	(15,768)	(3,698)	$(171,423)	$(41,553)
Service Class 2
Shares sold	4,930,705	7,779,897	$52,956,546	$86,550,696
Reinvestment of distributions	–	513,609	–	5,418,575
Shares redeemed	(3,112,873)	(3,102,820)	(33,444,442)	(34,258,336)
Net increase (decrease)	1,817,832	5,190,686	$19,512,104	$57,710,935
Investor Class
Shares sold	1,725,341	3,943,346	$18,807,741	$44,206,013
Reinvestment of distributions	–	2,669,930	–	28,301,258
Shares redeemed	(4,349,601)	(9,288,284)	(46,233,406)	(103,280,796)
Net increase (decrease)	(2,624,260)	(2,675,008)	$(27,425,665)	$(30,773,525)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the period end, the investment adviser or its affiliates were the owners of record of 82% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,208,199 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.69%
Actual		$1,000.00	$1,060.40	$3.53
Hypothetical-C		$1,000.00	$1,021.43	$3.47
Service Class	.79%
Actual		$1,000.00	$1,059.50	$4.05
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Service Class 2.94%
Actual		$1,000.00	$1,058.90	$4.81
Hypothetical-C		$1,000.00	$1,020.19	$4.72
Investor Class	.72%
Actual		$1,000.00	$1,060.50	$3.69
Hypothetical-C		$1,000.00	$1,021.28	$3.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

VIPSI-SANN-0816
1.803539.112

Fidelity® Variable Insurance Products: Investor Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030 Semi-Annual Report June 30, 2016

Contents

VIP Investor Freedom Income Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Investor Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	40.6	42.3
VIP Government Money Market Portfolio Investor Class 0.19%	29.6	28.5
VIP Overseas Portfolio Investor Class	4.7	3.8
VIP Emerging Markets Portfolio Investor Class	4.6	3.6
VIP High Income Portfolio Investor Class	3.8	3.7
VIP Growth & Income Portfolio Investor Class	3.5	3.8
VIP Equity-Income Portfolio Investor Class	3.1	3.3
VIP Growth Portfolio Investor Class	3.0	3.3
VIP Contrafund Portfolio Investor Class	2.9	3.2
VIP Value Portfolio Investor Class	2.2	2.4
	98.0	97.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.7%
International Equity Funds	9.3%
Bond Funds	44.4%
Short-Term Funds	29.6%

Six months ago
Domestic Equity Funds	18.1%
International Equity Funds	7.4%
Bond Funds	46.0%
Short-Term Funds	28.5%

VIP Investor Freedom Income Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	62,404	$1,935,776
VIP Equity-Income Portfolio Investor Class (a)	102,284	2,049,774
VIP Growth & Income Portfolio Investor Class (a)	130,184	2,319,886
VIP Growth Portfolio Investor Class (a)	34,640	1,969,266
VIP Mid Cap Portfolio Investor Class (a)	18,427	564,225
VIP Value Portfolio Investor Class (a)	109,390	1,483,334
VIP Value Strategies Portfolio Investor Class (a)	50,068	725,990
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,789,191)		11,048,251

International Equity Funds - 9.3%
VIP Emerging Markets Portfolio Investor Class(a)	352,290	3,033,220
VIP Overseas Portfolio Investor Class (a)	176,710	3,136,600
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,739,613)		6,169,820

Bond Funds - 44.4%
VIP High Income Portfolio Investor Class (a)	480,613	2,528,022
VIP Investment Grade Bond Portfolio Investor Class (a)	2,065,688	26,936,576
TOTAL BOND FUNDS
(Cost $28,721,778)		29,464,598

Short-Term Funds - 29.6%
VIP Government Money Market Portfolio Investor Class 0.19% (a)(b)
(Cost $19,597,431)	19,597,431	19,597,431
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $63,848,013)		66,280,100
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$66,280,102

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$2,033,060	$365,475	$313,830	$-	$1,935,776
VIP Emerging Markets Portfolio Investor Class	2,293,387	738,367	204,589	-	3,033,220
VIP Equity-Income Portfolio Investor Class	2,139,495	298,790	367,971	-	2,049,774
VIP Government Money Market Portfolio Investor Class 0.19%	18,211,442	3,602,903	2,216,915	13,296	19,597,431
VIP Growth & Income Portfolio Investor Class	2,411,847	417,846	396,569	-	2,319,886
VIP Growth Portfolio Investor Class	2,111,509	392,035	270,610	-	1,969,266
VIP High Income Portfolio Investor Class	2,382,126	234,962	251,319	-	2,528,022
VIP Investment Grade Bond Portfolio Investor Class	27,110,106	2,056,785	3,753,280	14,869	26,936,576
VIP Mid Cap Portfolio Investor Class	579,782	108,525	95,496	-	564,225
VIP Overseas Portfolio Investor Class	2,465,902	1,322,308	496,799	-	3,136,600
VIP Value Portfolio Investor Class	1,547,097	166,983	258,382	-	1,483,334
VIP Value Strategies Portfolio Investor Class	745,650	105,170	130,096	-	725,990
Total	$64,031,403	$9,810,149	$8,755,856	$28,165	$66,280,100

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $63,848,013) — See accompanying schedule		$66,280,100
Receivable for fund shares sold		9,632
Total assets		66,289,732
Liabilities
Payable for investments purchased	$9,610
Payable for fund shares redeemed	20
Total liabilities		9,630
Net Assets		$66,280,102
Net Assets consist of:
Paid in capital		$63,617,448
Undistributed net investment income		26,236
Accumulated undistributed net realized gain (loss) on investments		204,331
Net unrealized appreciation (depreciation) on investments		2,432,087
Net Assets, for 6,002,220 shares outstanding		$66,280,102
Net Asset Value, offering price and redemption price per share ($66,280,102 ÷ 6,002,220 shares)		$11.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$28,165
Expenses
Independent trustees' fees and expenses	$146
Total expenses before reductions	146
Expense reductions	(146)	–
Net investment income (loss)		28,165
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(172,704)
Capital gain distributions from underlying funds	698,822
Total net realized gain (loss)		526,118
Change in net unrealized appreciation (depreciation) on underlying funds		1,367,106
Net gain (loss)		1,893,224
Net increase (decrease) in net assets resulting from operations		$1,921,389

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,165	$1,126,889
Net realized gain (loss)	526,118	739,854
Change in net unrealized appreciation (depreciation)	1,367,106	(2,183,270)
Net increase (decrease) in net assets resulting from operations	1,921,389	(316,527)
Distributions to shareholders from net investment income	(5,857)	(1,122,664)
Distributions to shareholders from net realized gain	(773,125)	(87,017)
Total distributions	(778,982)	(1,209,681)
Share transactions
Proceeds from sales of shares	5,179,810	16,249,289
Reinvestment of distributions	778,982	1,209,681
Cost of shares redeemed	(4,852,502)	(18,022,221)
Net increase (decrease) in net assets resulting from share transactions	1,106,290	(563,251)
Total increase (decrease) in net assets	2,248,697	(2,089,459)
Net Assets
Beginning of period	64,031,405	66,120,864
End of period	$66,280,102	$64,031,405
Other Information
Undistributed net investment income end of period	$26,236	$3,928
Shares
Sold	478,628	1,445,091
Issued in reinvestment of distributions	74,974	111,049
Redeemed	(448,686)	(1,609,852)
Net increase (decrease)	104,916	(53,712)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom Income Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$11.11	$10.97	$10.65	$10.30	$10.40
Income from Investment Operations
Net investment income (loss)A	–B	.19	.17	.19	.17	.18
Net realized and unrealized gain (loss)	.31	(.23)	.25	.39	.50	(.02)
Total from investment operations	.31	(.04)	.42	.58	.67	.16
Distributions from net investment income	–B	(.19)	(.17)	(.17)	(.16)	(.19)
Distributions from net realized gain	(.13)	(.01)	(.10)	(.09)	(.16)	(.07)
Total distributions	(.13)	(.21)C	(.28)D	(.26)	(.32)	(.26)
Net asset value, end of period	$11.04	$10.86	$11.11	$10.97	$10.65	$10.30
Total ReturnE,F,G	2.96%	(.37)%	3.80%	5.43%	6.54%	1.54%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	-%K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%K	-%	-%	-%	-%	-%
Expenses net of all reductions	-%K	-%	-%	-%	-%	-%
Net investment income (loss)	.09%K	1.68%	1.57%	1.77%	1.63%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$66,280	$64,031	$66,121	$60,214	$38,545	$30,547
Portfolio turnover rateH	27%K	33%	26%	33%	15%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.170 and distributions from net realized gain of $.105 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	36.2	37.4
VIP Government Money Market Portfolio Investor Class 0.19%	21.4	20.0
VIP Overseas Portfolio Investor Class	7.5	7.1
VIP Emerging Markets Portfolio Investor Class	5.7	4.6
VIP Growth & Income Portfolio Investor Class	5.3	5.7
VIP Equity-Income Portfolio Investor Class	4.7	5.0
VIP Growth Portfolio Investor Class	4.5	5.0
VIP Contrafund Portfolio Investor Class	4.5	4.8
VIP High Income Portfolio Investor Class	3.8	3.7
VIP Value Portfolio Investor Class	3.4	3.6
	97.0	96.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.4%
International Equity Funds	13.2%
Bond Funds	40.0%
Short-Term Funds	21.4%

Six months ago
Domestic Equity Funds	27.2%
International Equity Funds	11.7%
Bond Funds	41.1%
Short-Term Funds	20.0%

VIP Investor Freedom 2005 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	29,193	$905,564
VIP Equity-Income Portfolio Investor Class (a)	47,840	958,712
VIP Growth & Income Portfolio Investor Class (a)	60,865	1,084,615
VIP Growth Portfolio Investor Class (a)	16,204	921,195
VIP Mid Cap Portfolio Investor Class (a)	8,689	266,052
VIP Value Portfolio Investor Class (a)	51,221	694,560
VIP Value Strategies Portfolio Investor Class (a)	23,461	340,189
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,720,240)		5,170,887

International Equity Funds - 13.2%
VIP Emerging Markets Portfolio Investor Class(a)	133,705	1,151,197
VIP Overseas Portfolio Investor Class (a)	85,950	1,525,611
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,680,188)		2,676,808

Bond Funds - 40.0%
VIP High Income Portfolio Investor Class (a)	148,028	778,629
VIP Investment Grade Bond Portfolio Investor Class (a)	565,764	7,377,566
TOTAL BOND FUNDS
(Cost $7,952,640)		8,156,195

Short-Term Funds - 21.4%
VIP Government Money Market Portfolio Investor Class 0.19% (a)(b)
(Cost $4,366,805)	4,366,805	4,366,805
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $19,719,873)		20,370,695
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$20,370,698

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$974,344	$145,618	$138,173	$-	$905,564
VIP Emerging Markets Portfolio Investor Class	942,609	217,778	81,906	-	1,151,197
VIP Equity-Income Portfolio Investor Class	1,028,129	109,808	165,499	-	958,712
VIP Government Money Market Portfolio Investor Class 0.19%	4,075,046	839,517	547,757	2,928	4,366,805
VIP Growth & Income Portfolio Investor Class	1,159,012	161,768	175,958	-	1,084,615
VIP Growth Portfolio Investor Class	1,014,430	153,310	115,829	-	921,195
VIP High Income Portfolio Investor Class	760,864	41,919	72,286	-	778,629
VIP Investment Grade Bond Portfolio Investor Class	7,639,773	346,766	1,024,730	4,076	7,377,566
VIP Mid Cap Portfolio Investor Class	278,550	42,781	40,023	-	266,052
VIP Overseas Portfolio Investor Class	1,433,700	416,501	228,596	-	1,525,611
VIP Value Portfolio Investor Class	743,491	55,022	113,324	-	694,560
VIP Value Strategies Portfolio Investor Class	358,379	38,126	56,640	-	340,189
Total	$20,408,327	$2,568,914	$2,760,721	$7,004	$20,370,695

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $19,719,873) — See accompanying schedule		$20,370,695
Receivable for investments sold		121
Total assets		20,370,816
Liabilities
Payable for fund shares redeemed	$118
Total liabilities		118
Net Assets		$20,370,698
Net Assets consist of:
Paid in capital		$19,591,431
Undistributed net investment income		7,004
Accumulated undistributed net realized gain (loss) on investments		121,441
Net unrealized appreciation (depreciation) on investments		650,822
Net Assets, for 1,869,804 shares outstanding		$20,370,698
Net Asset Value, offering price and redemption price per share ($20,370,698 ÷ 1,869,804 shares)		$10.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$7,004
Expenses
Independent trustees' fees and expenses	$45
Total expenses before reductions	45
Expense reductions	(45)	–
Net investment income (loss)		7,004
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(113,918)
Capital gain distributions from underlying funds	332,854
Total net realized gain (loss)		218,936
Change in net unrealized appreciation (depreciation) on underlying funds		268,091
Net gain (loss)		487,027
Net increase (decrease) in net assets resulting from operations		$494,031

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,004	$372,236
Net realized gain (loss)	218,936	408,969
Change in net unrealized appreciation (depreciation)	268,091	(849,358)
Net increase (decrease) in net assets resulting from operations	494,031	(68,153)
Distributions to shareholders from net investment income	–	(374,953)
Distributions to shareholders from net realized gain	(306,856)	(46,350)
Total distributions	(306,856)	(421,303)
Share transactions
Proceeds from sales of shares	924,624	3,074,118
Reinvestment of distributions	306,856	421,303
Cost of shares redeemed	(1,456,286)	(5,034,163)
Net increase (decrease) in net assets resulting from share transactions	(224,806)	(1,538,742)
Total increase (decrease) in net assets	(37,631)	(2,028,198)
Net Assets
Beginning of period	20,408,329	22,436,527
End of period	$20,370,698	$20,408,329
Other Information
Undistributed net investment income end of period	$7,004	$–
Shares
Sold	87,016	274,716
Issued in reinvestment of distributions	30,352	38,848
Redeemed	(139,843)	(452,381)
Net increase (decrease)	(22,475)	(138,817)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2005 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$11.05	$10.90	$10.20	$9.60	$9.85
Income from Investment Operations
Net investment income (loss)A	–B	.19	.19	.18	.19	.17
Net realized and unrealized gain (loss)	.27	(.22)	.27	.81	.73	(.17)
Total from investment operations	.27	(.03)	.46	.99	.92	–B
Distributions from net investment income	–	(.20)	(.18)	(.17)	(.16)	(.19)
Distributions from net realized gain	(.17)	(.03)	(.14)	(.12)	(.16)	(.07)
Total distributions	(.17)	(.23)	(.31)C	(.29)	(.32)	(.25)D
Net asset value, end of period	$10.89	$10.79	$11.05	$10.90	$10.20	$9.60
Total ReturnE,F,G	2.58%	(.31)%	4.25%	9.73%	9.61%	.02%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	-%K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%K	-%	-%	-%	-%	-%
Expenses net of all reductions	-%K	-%	-%	-%	-%	-%
Net investment income (loss)	.07%K	1.70%	1.71%	1.68%	1.87%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$20,371	$20,408	$22,437	$18,912	$14,096	$9,777
Portfolio turnover rateH	26%K	25%	30%	46%	33%	45%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.135 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.067 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	32.8	33.7
VIP Government Money Market Portfolio Investor Class 0.19%	15.8	14.6
VIP Overseas Portfolio Investor Class	9.5	9.2
VIP Growth & Income Portfolio Investor Class	6.6	7.0
VIP Emerging Markets Portfolio Investor Class	6.5	5.4
VIP Equity-Income Portfolio Investor Class	5.9	6.2
VIP Growth Portfolio Investor Class	5.6	6.1
VIP Contrafund Portfolio Investor Class	5.5	5.8
VIP Value Portfolio Investor Class	4.3	4.5
VIP High Income Portfolio Investor Class	3.8	3.7
	96.3	96.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.6%
International Equity Funds	16.0%
Bond Funds	36.6%
Short-Term Funds	15.8%

Six months ago
Domestic Equity Funds	33.4%
International Equity Funds	14.6%
Bond Funds	37.4%
Short-Term Funds	14.6%

VIP Investor Freedom 2010 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	106,323	$3,298,144
VIP Equity-Income Portfolio Investor Class (a)	174,244	3,491,858
VIP Growth & Income Portfolio Investor Class (a)	221,690	3,950,517
VIP Growth Portfolio Investor Class (a)	59,020	3,355,288
VIP Mid Cap Portfolio Investor Class (a)	31,586	967,164
VIP Value Portfolio Investor Class (a)	186,491	2,528,814
VIP Value Strategies Portfolio Investor Class (a)	85,098	1,233,917
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,205,113)		18,825,702

International Equity Funds - 16.0%
VIP Emerging Markets Portfolio Investor Class(a)	449,624	3,871,260
VIP Overseas Portfolio Investor Class (a)	317,780	5,640,600
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,963,144)		9,511,860

Bond Funds - 36.6%
VIP High Income Portfolio Investor Class (a)	433,535	2,280,396
VIP Investment Grade Bond Portfolio Investor Class (a)	1,495,384	19,499,805
TOTAL BOND FUNDS
(Cost $21,253,320)		21,780,201

Short-Term Funds - 15.8%
VIP Government Money Market Portfolio Investor Class 0.19% (a)(b)
(Cost $9,441,821)	9,441,821	9,441,821
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $57,863,398)		59,559,584
NET OTHER ASSETS (LIABILITIES) - 0.0%		8
NET ASSETS - 100%		$59,559,592

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$3,486,556	$499,168	$430,267	$-	$3,298,144
VIP Emerging Markets Portfolio Investor Class	3,218,047	646,052	244,881	-	3,871,260
VIP Equity-Income Portfolio Investor Class	3,679,100	372,704	520,150	-	3,491,858
VIP Government Money Market Portfolio Investor Class 0.19%	8,651,848	2,023,863	1,233,891	6,327	9,441,821
VIP Growth & Income Portfolio Investor Class	4,148,377	552,077	552,765	-	3,950,517
VIP Growth Portfolio Investor Class	3,628,546	534,804	353,179	-	3,355,288
VIP High Income Portfolio Investor Class	2,221,215	114,064	200,949	-	2,280,396
VIP Investment Grade Bond Portfolio Investor Class	20,039,100	858,553	2,504,891	10,879	19,499,805
VIP Mid Cap Portfolio Investor Class	997,137	146,404	126,448	-	967,164
VIP Overseas Portfolio Investor Class	5,455,076	1,249,938	711,599	-	5,640,600
VIP Value Portfolio Investor Class	2,661,176	180,179	358,030	-	2,528,814
VIP Value Strategies Portfolio Investor Class	1,283,156	127,800	185,016	-	1,233,917
Total	$59,469,334	$7,305,606	$7,422,066	$17,206	$59,559,584

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $57,863,398) — See accompanying schedule		$59,559,584
Cash		7
Receivable for investments sold		1,386
Total assets		59,560,977
Liabilities
Payable for fund shares redeemed	$1,385
Total liabilities		1,385
Net Assets		$59,559,592
Net Assets consist of:
Paid in capital		$57,353,193
Undistributed net investment income		15,222
Accumulated undistributed net realized gain (loss) on investments		494,991
Net unrealized appreciation (depreciation) on investments		1,696,186
Net Assets, for 5,161,904 shares outstanding		$59,559,592
Net Asset Value, offering price and redemption price per share ($59,559,592 ÷ 5,161,904 shares)		$11.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$17,206
Expenses
Independent trustees' fees and expenses	$133
Total expenses before reductions	133
Expense reductions	(133)	–
Net investment income (loss)		17,206
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(361,281)
Capital gain distributions from underlying funds	1,190,428
Total net realized gain (loss)		829,147
Change in net unrealized appreciation (depreciation) on underlying funds		567,989
Net gain (loss)		1,397,136
Net increase (decrease) in net assets resulting from operations		$1,414,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,206	$1,083,070
Net realized gain (loss)	829,147	1,218,781
Change in net unrealized appreciation (depreciation)	567,989	(2,511,202)
Net increase (decrease) in net assets resulting from operations	1,414,342	(209,351)
Distributions to shareholders from net investment income	(5,200)	(1,080,478)
Distributions to shareholders from net realized gain	(1,091,976)	(142,181)
Total distributions	(1,097,176)	(1,222,659)
Share transactions
Proceeds from sales of shares	2,600,603	5,286,344
Reinvestment of distributions	1,097,176	1,222,659
Cost of shares redeemed	(3,924,694)	(7,947,083)
Net increase (decrease) in net assets resulting from share transactions	(226,915)	(1,438,080)
Total increase (decrease) in net assets	90,251	(2,870,090)
Net Assets
Beginning of period	59,469,341	62,339,431
End of period	$59,559,592	$59,469,341
Other Information
Undistributed net investment income end of period	$15,222	$3,216
Shares
Sold	230,211	441,693
Issued in reinvestment of distributions	103,410	105,736
Redeemed	(348,339)	(668,798)
Net increase (decrease)	(14,718)	(121,369)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2010 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$11.77	$11.64	$10.57	$9.77	$10.06
Income from Investment Operations
Net investment income (loss)A	–B	.21	.20	.20	.20	.21
Net realized and unrealized gain (loss)	.26	(.25)	.33	1.21	.95	(.24)
Total from investment operations	.26	(.04)	.53	1.41	1.15	(.03)
Distributions from net investment income	–B	(.21)	(.19)	(.20)	(.20)	(.21)
Distributions from net realized gain	(.21)	(.03)	(.20)	(.14)	(.15)	(.04)
Total distributions	(.21)	(.24)	(.40)C	(.34)	(.35)	(.26)D
Net asset value, end of period	$11.54	$11.49	$11.77	$11.64	$10.57	$9.77
Total ReturnE,F,G	2.43%	(.34)%	4.56%	13.41%	11.82%	(.35)%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	-%K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%K	-%	-%	-%	-%	-%
Expenses net of all reductions	-%K	-%	-%	-%	-%	-%
Net investment income (loss)	.06%K	1.76%	1.66%	1.76%	1.88%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$59,560	$59,469	$62,339	$62,571	$54,659	$51,167
Portfolio turnover rateH	25%K	21%	27%	23%	21%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.204 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.041 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	29.2	30.3
VIP Overseas Portfolio Investor Class	11.5	11.2
VIP Government Money Market Portfolio Investor Class 0.19%	10.6	9.4
VIP Growth & Income Portfolio Investor Class	7.9	8.2
VIP Emerging Markets Portfolio Investor Class	7.1	6.0
VIP Equity-Income Portfolio Investor Class	7.0	7.3
VIP Growth Portfolio Investor Class	6.8	7.2
VIP Contrafund Portfolio Investor Class	6.6	6.9
VIP Value Portfolio Investor Class	5.1	5.3
VIP High Income Portfolio Investor Class	3.8	3.7
	95.6	95.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.8%
International Equity Funds	18.6%
Bond Funds	33.0%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	17.2%
Bond Funds	34.0%
Short-Term Funds	9.4%

VIP Investor Freedom 2015 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	203,945	$6,326,367
VIP Equity-Income Portfolio Investor Class (a)	334,243	6,698,238
VIP Growth & Income Portfolio Investor Class (a)	425,389	7,580,433
VIP Growth Portfolio Investor Class (a)	113,213	6,436,162
VIP Mid Cap Portfolio Investor Class (a)	60,316	1,846,874
VIP Value Portfolio Investor Class (a)	357,556	4,848,453
VIP Value Strategies Portfolio Investor Class (a)	162,831	2,361,056
TOTAL DOMESTIC EQUITY FUNDS
(Cost $32,260,893)		36,097,583

International Equity Funds - 18.6%
VIP Emerging Markets Portfolio Investor Class(a)	789,963	6,801,578
VIP Overseas Portfolio Investor Class (a)	617,113	10,953,764
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,979,436)		17,755,342

Bond Funds - 33.0%
VIP High Income Portfolio Investor Class (a)	696,827	3,665,307
VIP Investment Grade Bond Portfolio Investor Class (a)	2,139,546	27,899,676
TOTAL BOND FUNDS
(Cost $30,868,816)		31,564,983

Short-Term Funds - 10.6%
VIP Government Money Market Portfolio Investor Class 0.19% (a)(b)
(Cost $10,169,723)	10,169,723	10,169,723
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $91,278,868)		95,587,631
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6)
NET ASSETS - 100%		$95,587,625

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$6,613,348	$947,396	$755,191	$-	$6,326,367
VIP Emerging Markets Portfolio Investor Class	5,703,549	1,086,145	420,843	-	6,801,578
VIP Equity-Income Portfolio Investor Class	6,978,262	722,866	932,369	-	6,698,238
VIP Government Money Market Portfolio Investor Class 0.19%	9,032,226	2,703,743	1,566,246	6,612	10,169,723
VIP Growth & Income Portfolio Investor Class	7,867,933	1,051,373	971,142	-	7,580,433
VIP Growth Portfolio Investor Class	6,883,498	1,027,849	627,237	-	6,436,162
VIP High Income Portfolio Investor Class	3,581,208	218,900	367,336	-	3,665,307
VIP Investment Grade Bond Portfolio Investor Class	28,979,120	1,384,391	4,039,198	15,217	27,899,676
VIP Mid Cap Portfolio Investor Class	1,891,221	278,677	229,584	-	1,846,874
VIP Overseas Portfolio Investor Class	10,750,051	2,134,515	1,235,204	-	10,953,764
VIP Value Portfolio Investor Class	5,047,197	350,604	631,572	-	4,848,453
VIP Value Strategies Portfolio Investor Class	2,433,435	246,826	333,040	-	2,361,056
Total	$95,761,048	$12,153,285	$12,108,962	$21,829	$95,587,631

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $91,278,868) — See accompanying schedule		$95,587,631
Receivable for investments sold		1,614
Total assets		95,589,245
Liabilities
Payable for fund shares redeemed	$1,620
Total liabilities		1,620
Net Assets		$95,587,625
Net Assets consist of:
Paid in capital		$90,044,716
Undistributed net investment income		20,145
Accumulated undistributed net realized gain (loss) on investments		1,214,001
Net unrealized appreciation (depreciation) on investments		4,308,763
Net Assets, for 8,482,770 shares outstanding		$95,587,625
Net Asset Value, offering price and redemption price per share ($95,587,625 ÷ 8,482,770 shares)		$11.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$21,829
Expenses
Independent trustees' fees and expenses	$212
Total expenses before reductions	212
Expense reductions	(212)	–
Net investment income (loss)		21,829
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(404,566)
Capital gain distributions from underlying funds	2,200,941
Total net realized gain (loss)		1,796,375
Change in net unrealized appreciation (depreciation) on underlying funds		186,823
Net gain (loss)		1,983,198
Net increase (decrease) in net assets resulting from operations		$2,005,027

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,829	$1,784,279
Net realized gain (loss)	1,796,375	2,670,590
Change in net unrealized appreciation (depreciation)	186,823	(4,770,564)
Net increase (decrease) in net assets resulting from operations	2,005,027	(315,695)
Distributions to shareholders from net investment income	(8,294)	(1,779,697)
Distributions to shareholders from net realized gain	(2,413,429)	(306,141)
Total distributions	(2,421,723)	(2,085,838)
Share transactions
Proceeds from sales of shares	4,520,286	9,844,723
Reinvestment of distributions	2,421,723	2,085,838
Cost of shares redeemed	(6,698,733)	(15,507,818)
Net increase (decrease) in net assets resulting from share transactions	243,276	(3,577,257)
Total increase (decrease) in net assets	(173,420)	(5,978,790)
Net Assets
Beginning of period	95,761,045	101,739,835
End of period	$95,587,625	$95,761,045
Other Information
Undistributed net investment income end of period	$20,145	$6,610
Shares
Sold	411,090	831,807
Issued in reinvestment of distributions	235,576	182,435
Redeemed	(608,155)	(1,320,033)
Net increase (decrease)	38,511	(305,791)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2015 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$11.63	$11.48	$10.34	$9.55	$9.87
Income from Investment Operations
Net investment income (loss)A	–B	.21	.19	.20	.21	.21
Net realized and unrealized gain (loss)	.22	(.25)	.34	1.27	.94	(.24)
Total from investment operations	.22	(.04)	.53	1.47	1.15	(.03)
Distributions from net investment income	–B	(.22)	(.19)	(.20)	(.20)	(.21)
Distributions from net realized gain	(.29)	(.04)	(.19)	(.13)	(.16)	(.08)
Total distributions	(.29)	(.25)C	(.38)	(.33)	(.36)	(.29)
Net asset value, end of period	$11.27	$11.34	$11.63	$11.48	$10.34	$9.55
Total ReturnD,E,F	2.21%	(.34)%	4.65%	14.35%	12.10%	(.33)%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%J	-%	-%	-%	-%	-%
Expenses net of all reductions	-%J	-%	-%	-%	-%	-%
Net investment income (loss)	.05%J	1.77%	1.67%	1.86%	2.02%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$95,588	$95,761	$101,740	$97,221	$79,002	$67,804
Portfolio turnover rateG	26%J	21%	20%	21%	18%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.037 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	26.8	27.1
VIP Overseas Portfolio Investor Class	13.0	12.6
VIP Growth & Income Portfolio Investor Class	8.8	9.1
VIP Equity-Income Portfolio Investor Class	7.8	8.1
VIP Emerging Markets Portfolio Investor Class	7.5	6.4
VIP Growth Portfolio Investor Class	7.5	8.0
VIP Contrafund Portfolio Investor Class	7.3	7.7
VIP Government Money Market Portfolio Investor Class 0.19%	7.0	6.5
VIP Value Portfolio Investor Class	5.6	5.8
VIP High Income Portfolio Investor Class	3.8	3.7
	95.1	95.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.9%
International Equity Funds	20.5%
Bond Funds	30.6%
Short-Term Funds	7.0%

Six months ago
Domestic Equity Funds	43.7%
International Equity Funds	19.0%
Bond Funds	30.8%
Short-Term Funds	6.5%

VIP Investor Freedom 2020 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	430,790	$13,363,093
VIP Equity-Income Portfolio Investor Class (a)	706,095	14,150,149
VIP Growth & Income Portfolio Investor Class (a)	898,697	16,014,777
VIP Growth Portfolio Investor Class (a)	239,129	13,594,512
VIP Mid Cap Portfolio Investor Class (a)	127,184	3,894,367
VIP Value Portfolio Investor Class (a)	755,121	10,239,439
VIP Value Strategies Portfolio Investor Class (a)	345,302	5,006,883
TOTAL DOMESTIC EQUITY FUNDS
(Cost $69,426,289)		76,263,220

International Equity Funds - 20.5%
VIP Emerging Markets Portfolio Investor Class(a)	1,599,000	13,767,392
VIP Overseas Portfolio Investor Class (a)	1,331,569	23,635,358
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $38,147,660)		37,402,750

Bond Funds - 30.6%
VIP High Income Portfolio Investor Class (a)	1,329,918	6,995,368
VIP Investment Grade Bond Portfolio Investor Class (a)	3,746,208	48,850,555
TOTAL BOND FUNDS
(Cost $54,942,577)		55,845,923

Short-Term Funds - 7.0%
VIP Government Money Market Portfolio Investor Class 0.19% (a)(b)
(Cost $12,690,441)	12,690,441	12,690,441
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $175,206,967)		182,202,334
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4)
NET ASSETS - 100%		$182,202,330

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$14,348,330	$1,847,171	$1,778,457	$-	$13,363,093
VIP Emerging Markets Portfolio Investor Class	11,930,150	2,009,691	1,047,315	-	13,767,392
VIP Equity-Income Portfolio Investor Class	15,140,056	1,405,762	2,230,355	-	14,150,149
VIP Government Money Market Portfolio Investor Class 0.19%	12,111,836	3,164,603	2,585,998	8,598	12,690,441
VIP Growth & Income Portfolio Investor Class	17,071,374	2,029,742	2,276,277	-	16,014,777
VIP Growth Portfolio Investor Class	14,933,171	2,061,877	1,545,685	-	13,594,512
VIP High Income Portfolio Investor Class	7,016,283	376,901	846,455	-	6,995,368
VIP Investment Grade Bond Portfolio Investor Class	50,874,469	2,533,101	7,315,785	26,790	48,850,555
VIP Mid Cap Portfolio Investor Class	4,103,630	543,484	547,426	-	3,894,367
VIP Overseas Portfolio Investor Class	23,676,893	4,282,239	2,782,927	-	23,635,358
VIP Value Portfolio Investor Class	10,951,556	596,826	1,485,697	-	10,239,439
VIP Value Strategies Portfolio Investor Class	5,280,581	455,307	756,932	-	5,006,883
Total	$187,438,329	$21,306,704	$25,199,309	$35,388	$182,202,334

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $175,206,967) — See accompanying schedule		$182,202,334
Receivable for investments sold		1,130
Total assets		182,203,464
Liabilities
Payable for fund shares redeemed	$1,134
Total liabilities		1,134
Net Assets		$182,202,330
Net Assets consist of:
Paid in capital		$172,808,224
Undistributed net investment income		21,314
Accumulated undistributed net realized gain (loss) on investments		2,377,425
Net unrealized appreciation (depreciation) on investments		6,995,367
Net Assets, for 16,199,818 shares outstanding		$182,202,330
Net Asset Value, offering price and redemption price per share ($182,202,330 ÷ 16,199,818 shares)		$11.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$35,388
Expenses
Independent trustees' fees and expenses	$413
Total expenses before reductions	413
Expense reductions	(413)	–
Net investment income (loss)		35,388
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,492,097)
Capital gain distributions from underlying funds	4,800,104
Total net realized gain (loss)		3,308,007
Change in net unrealized appreciation (depreciation) on underlying funds		148,705
Net gain (loss)		3,456,712
Net increase (decrease) in net assets resulting from operations		$3,492,100

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,388	$3,471,033
Net realized gain (loss)	3,308,007	5,368,400
Change in net unrealized appreciation (depreciation)	148,705	(9,614,929)
Net increase (decrease) in net assets resulting from operations	3,492,100	(775,496)
Distributions to shareholders from net investment income	(16,380)	(3,468,810)
Distributions to shareholders from net realized gain	(4,750,108)	(599,888)
Total distributions	(4,766,488)	(4,068,698)
Share transactions
Proceeds from sales of shares	6,689,038	16,584,508
Reinvestment of distributions	4,766,488	4,068,698
Cost of shares redeemed	(15,417,133)	(20,135,166)
Net increase (decrease) in net assets resulting from share transactions	(3,961,607)	518,040
Total increase (decrease) in net assets	(5,235,995)	(4,326,154)
Net Assets
Beginning of period	187,438,325	191,764,479
End of period	$182,202,330	$187,438,325
Other Information
Undistributed net investment income end of period	$21,314	$2,306
Shares
Sold	608,527	1,395,722
Issued in reinvestment of distributions	467,303	355,554
Redeemed	(1,400,318)	(1,713,983)
Net increase (decrease)	(324,488)	37,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2020 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$11.63	$11.47	$10.20	$9.31	$9.68
Income from Investment Operations
Net investment income (loss)A	–B	.21	.20	.20	.21	.21
Net realized and unrealized gain (loss)	.20	(.25)	.34	1.42	1.02	(.32)
Total from investment operations	.20	(.04)	.54	1.62	1.23	(.11)
Distributions from net investment income	–B	(.21)	(.19)	(.20)	(.21)	(.21)
Distributions from net realized gain	(.29)	(.04)	(.19)	(.15)	(.14)	(.05)
Total distributions	(.29)	(.25)	(.38)	(.35)	(.34)C	(.26)
Net asset value, end of period	$11.25	$11.34	$11.63	$11.47	$10.20	$9.31
Total ReturnD,E,F	2.04%	(.35)%	4.75%	15.96%	13.30%	(1.11)%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%J	-%	-%	-%	-%	-%
Expenses net of all reductions	-%J	-%	-%	-%	-%	-%
Net investment income (loss)	.04%J	1.79%	1.74%	1.87%	2.13%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$182,202	$187,438	$191,764	$161,093	$123,726	$102,875
Portfolio turnover rateG	23%J	17%	13%	22%	18%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.137 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	22.0	23.0
VIP Overseas Portfolio Investor Class	14.4	14.4
VIP Growth & Income Portfolio Investor Class	9.8	10.2
VIP Equity-Income Portfolio Investor Class	8.6	9.0
VIP Growth Portfolio Investor Class	8.3	8.9
VIP Contrafund Portfolio Investor Class	8.2	8.6
VIP Emerging Markets Portfolio Investor Class	8.0	6.8
VIP Value Portfolio Investor Class	6.3	6.5
VIP Government Money Market Portfolio Investor Class 0.19%	5.2	3.3
VIP High Income Portfolio Investor Class	3.8	3.7
	94.6	94.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.6%
International Equity Funds	22.4%
Bond Funds	25.8%
Short-Term Funds	5.2%

Six months ago
Domestic Equity Funds	48.8%
International Equity Funds	21.2%
Bond Funds	26.7%
Short-Term Funds	3.3%

VIP Investor Freedom 2025 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	408,636	$12,675,892
VIP Equity-Income Portfolio Investor Class (a)	669,630	13,419,394
VIP Growth & Income Portfolio Investor Class (a)	852,028	15,183,135
VIP Growth Portfolio Investor Class (a)	226,832	12,895,391
VIP Mid Cap Portfolio Investor Class (a)	121,463	3,719,194
VIP Value Portfolio Investor Class (a)	716,867	9,720,711
VIP Value Strategies Portfolio Investor Class (a)	326,728	4,737,555
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,608,394)		72,351,272

International Equity Funds - 22.4%
VIP Emerging Markets Portfolio Investor Class(a)	1,448,994	12,475,840
VIP Overseas Portfolio Investor Class (a)	1,262,025	22,400,941
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,808,419)		34,876,781

Bond Funds - 25.8%
VIP High Income Portfolio Investor Class (a)	1,135,401	5,972,211
VIP Investment Grade Bond Portfolio Investor Class (a)	2,616,707	34,121,861
TOTAL BOND FUNDS
(Cost $39,721,027)		40,094,072

Short-Term Funds - 5.2%
VIP Government Money Market Portfolio Investor Class 0.19% (a)(b)
(Cost $8,021,536)	8,021,536	8,021,536
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $147,159,376)		155,343,661
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$155,343,662

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$13,352,251	$1,698,373	$1,426,342	$-	$12,675,892
VIP Emerging Markets Portfolio Investor Class	10,688,200	1,744,990	721,938	-	12,475,840
VIP Equity-Income Portfolio Investor Class	14,093,525	1,414,818	1,942,863	-	13,419,394
VIP Government Money Market Portfolio Investor Class 0.19%	5,152,241	4,031,864	1,162,568	4,392	8,021,536
VIP Growth & Income Portfolio Investor Class	15,890,106	1,871,012	1,846,434	-	15,183,135
VIP Growth Portfolio Investor Class	13,904,121	1,917,849	1,252,035	-	12,895,391
VIP High Income Portfolio Investor Class	5,853,178	398,211	653,158	-	5,972,211
VIP Investment Grade Bond Portfolio Investor Class	35,851,441	3,341,436	7,000,422	18,466	34,121,861
VIP Mid Cap Portfolio Investor Class	3,819,714	500,919	415,463	-	3,719,194
VIP Overseas Portfolio Investor Class	22,505,080	3,564,751	2,206,687	-	22,400,941
VIP Value Portfolio Investor Class	10,193,783	565,159	1,193,878	-	9,720,711
VIP Value Strategies Portfolio Investor Class	4,914,472	426,218	627,902	-	4,737,555
Total	$156,218,112	$21,475,600	$20,449,690	$22,858	$155,343,661

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $147,159,376) — See accompanying schedule		$155,343,661
Receivable for fund shares sold		75,373
Total assets		155,419,034
Liabilities
Payable for investments purchased	$75,310
Payable for fund shares redeemed	62
Total liabilities		75,372
Net Assets		$155,343,662
Net Assets consist of:
Paid in capital		$144,841,300
Undistributed net investment income		22,858
Accumulated undistributed net realized gain (loss) on investments		2,295,219
Net unrealized appreciation (depreciation) on investments		8,184,285
Net Assets, for 13,141,400 shares outstanding		$155,343,662
Net Asset Value, offering price and redemption price per share ($155,343,662 ÷ 13,141,400 shares)		$11.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$22,858
Expenses
Independent trustees' fees and expenses	$341
Total expenses before reductions	341
Expense reductions	(341)	–
Net investment income (loss)		22,858
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(858,220)
Capital gain distributions from underlying funds	4,322,136
Total net realized gain (loss)		3,463,916
Change in net unrealized appreciation (depreciation) on underlying funds		(1,042,143)
Net gain (loss)		2,421,773
Net increase (decrease) in net assets resulting from operations		$2,444,631

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,858	$2,898,255
Net realized gain (loss)	3,463,916	4,691,568
Change in net unrealized appreciation (depreciation)	(1,042,143)	(8,756,815)
Net increase (decrease) in net assets resulting from operations	2,444,631	(1,166,992)
Distributions to shareholders from net investment income	–	(2,895,777)
Distributions to shareholders from net realized gain	(4,746,712)	(552,053)
Total distributions	(4,746,712)	(3,447,830)
Share transactions
Proceeds from sales of shares	6,993,581	34,295,736
Reinvestment of distributions	4,746,712	3,447,830
Cost of shares redeemed	(10,312,663)	(16,817,984)
Net increase (decrease) in net assets resulting from share transactions	1,427,630	20,925,582
Total increase (decrease) in net assets	(874,451)	16,310,760
Net Assets
Beginning of period	156,218,113	139,907,353
End of period	$155,343,662	$156,218,113
Other Information
Undistributed net investment income end of period	$22,858	$–
Shares
Sold	607,989	2,718,882
Issued in reinvestment of distributions	445,283	283,671
Redeemed	(890,033)	(1,356,599)
Net increase (decrease)	163,239	1,645,954

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2025 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.04	$12.35	$12.16	$10.45	$9.36	$9.83
Income from Investment Operations
Net investment income (loss)A	–B	.24	.21	.24	.24	.22
Net realized and unrealized gain (loss)	.16	(.28)	.40	1.83	1.16	(.44)
Total from investment operations	.16	(.04)	.61	2.07	1.40	(.22)
Distributions from net investment income	–	(.23)	(.20)	(.21)	(.21)	(.21)
Distributions from net realized gain	(.38)	(.04)	(.22)	(.15)	(.10)	(.04)
Total distributions	(.38)	(.27)	(.42)	(.36)	(.31)	(.25)
Net asset value, end of period	$11.82	$12.04	$12.35	$12.16	$10.45	$9.36
Total ReturnC,D,E	1.64%	(.32)%	5.04%	19.95%	15.05%	(2.28)%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%I	-%	-%	-%	-%	-%
Expenses net of all reductions	-%I	-%	-%	-%	-%	-%
Net investment income (loss)	.03%I	1.89%	1.71%	2.09%	2.33%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$155,344	$156,218	$139,907	$114,407	$72,387	$52,278
Portfolio turnover rateF	27%I	16%	13%	15%	13%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Investor Class	17.9	17.8
VIP Growth & Income Portfolio Investor Class	11.9	12.3
VIP Investment Grade Bond Portfolio Investor Class	11.6	10.5
VIP Equity-Income Portfolio Investor Class	10.6	10.9
VIP Growth Portfolio Investor Class	10.1	10.7
VIP Contrafund Portfolio Investor Class	10.0	10.3
VIP Emerging Markets Portfolio Investor Class	9.1	7.8
VIP Value Portfolio Investor Class	7.6	7.9
VIP High Income Portfolio Investor Class	3.8	3.8
VIP Value Strategies Portfolio Investor Class	3.7	3.8
	96.3	95.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.8%
International Equity Funds	27.0%
Bond Funds	15.4%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	58.8%
International Equity Funds	25.6%
Bond Funds	14.3%
Short-Term Funds	1.3%

VIP Investor Freedom 2030 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	467,068	$14,488,448
VIP Equity-Income Portfolio Investor Class (a)	765,475	15,340,118
VIP Growth & Income Portfolio Investor Class (a)	974,211	17,360,435
VIP Growth Portfolio Investor Class (a)	259,282	14,740,181
VIP Mid Cap Portfolio Investor Class (a)	138,083	4,228,116
VIP Value Portfolio Investor Class (a)	818,800	11,102,934
VIP Value Strategies Portfolio Investor Class (a)	373,429	5,414,723
TOTAL DOMESTIC EQUITY FUNDS
(Cost $77,537,522)		82,674,955

International Equity Funds - 27.0%
VIP Emerging Markets Portfolio Investor Class(a)	1,538,370	13,245,363
VIP Overseas Portfolio Investor Class (a)	1,463,288	25,973,365
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $40,156,157)		39,218,728

Bond Funds - 15.4%
VIP High Income Portfolio Investor Class (a)	1,067,309	5,614,043
VIP Investment Grade Bond Portfolio Investor Class (a)	1,290,888	16,833,178
TOTAL BOND FUNDS
(Cost $22,464,325)		22,447,221

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Investor Class 0.19% (a)(b)
(Cost $1,171,131)	1,171,131	1,171,131
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $141,329,135)		145,512,035
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$145,512,034

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$14,914,752	$1,767,051	$1,115,389	$-	$14,488,448
VIP Emerging Markets Portfolio Investor Class	11,286,309	1,675,719	528,744	-	13,245,363
VIP Equity-Income Portfolio Investor Class	15,737,798	1,555,321	1,798,611	-	15,340,118
VIP Government Money Market Portfolio Investor Class 0.19%	1,915,331	159,609	903,809	856	1,171,131
VIP Growth & Income Portfolio Investor Class	17,749,313	1,883,284	1,440,917	-	17,360,435
VIP Growth Portfolio Investor Class	15,518,771	2,354,340	1,228,536	-	14,740,181
VIP High Income Portfolio Investor Class	5,430,752	404,672	571,532	-	5,614,043
VIP Investment Grade Bond Portfolio Investor Class	15,207,568	2,373,255	1,636,341	8,107	16,833,178
VIP Mid Cap Portfolio Investor Class	4,266,706	509,920	337,199	-	4,228,116
VIP Overseas Portfolio Investor Class	25,788,371	3,463,033	1,560,051	-	25,973,365
VIP Value Portfolio Investor Class	11,386,176	485,063	947,749	-	11,102,934
VIP Value Strategies Portfolio Investor Class	5,490,080	406,359	509,245	-	5,414,723
Total	$144,691,927	$17,037,626	$12,578,123	$8,963	$145,512,035

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $141,329,135) — See accompanying schedule		$145,512,035
Receivable for fund shares sold		21,649
Total assets		145,533,684
Liabilities
Payable for investments purchased	$21,650
Total liabilities		21,650
Net Assets		$145,512,034
Net Assets consist of:
Paid in capital		$138,093,095
Undistributed net investment income		12,258
Accumulated undistributed net realized gain (loss) on investments		3,223,781
Net unrealized appreciation (depreciation) on investments		4,182,900
Net Assets, for 12,865,899 shares outstanding		$145,512,034
Net Asset Value, offering price and redemption price per share ($145,512,034 ÷ 12,865,899 shares)		$11.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$8,963
Expenses
Independent trustees' fees and expenses	$320
Total expenses before reductions	320
Expense reductions	(320)	–
Net investment income (loss)		8,963
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(872,475)
Capital gain distributions from underlying funds	4,913,487
Total net realized gain (loss)		4,041,012
Change in net unrealized appreciation (depreciation) on underlying funds		(2,766,923)
Net gain (loss)		1,274,089
Net increase (decrease) in net assets resulting from operations		$1,283,052

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,963	$2,451,454
Net realized gain (loss)	4,041,012	5,611,740
Change in net unrealized appreciation (depreciation)	(2,766,923)	(8,818,365)
Net increase (decrease) in net assets resulting from operations	1,283,052	(755,171)
Distributions to shareholders from net investment income	–	(2,448,159)
Distributions to shareholders from net realized gain	(5,260,123)	(636,185)
Total distributions	(5,260,123)	(3,084,344)
Share transactions
Proceeds from sales of shares	6,064,645	23,531,499
Reinvestment of distributions	5,260,123	3,084,344
Cost of shares redeemed	(6,527,590)	(9,509,608)
Net increase (decrease) in net assets resulting from share transactions	4,797,178	17,106,235
Total increase (decrease) in net assets	820,107	13,266,720
Net Assets
Beginning of period	144,691,927	131,425,207
End of period	$145,512,034	$144,691,927
Other Information
Undistributed net investment income end of period	$12,258	$3,295
Shares
Sold	548,159	1,925,216
Issued in reinvestment of distributions	521,320	260,745
Redeemed	(588,679)	(779,308)
Net increase (decrease)	480,800	1,406,653

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investor Freedom 2030 Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$11.97	$11.81	$10.00	$8.92	$9.41
Income from Investment Operations
Net investment income (loss)A	–B	.21	.19	.21	.22	.20
Net realized and unrealized gain (loss)	.06	(.24)	.38	1.95	1.16	(.46)
Total from investment operations	.06	(.03)	.57	2.16	1.38	(.26)
Distributions from net investment income	–	(.20)	(.18)	(.19)	(.21)	(.20)
Distributions from net realized gain	(.43)	(.05)	(.22)	(.16)	(.09)	(.03)
Total distributions	(.43)	(.26)C	(.41)D	(.35)	(.30)	(.23)
Net asset value, end of period	$11.31	$11.68	$11.97	$11.81	$10.00	$8.92
Total ReturnE,F,G	.92%	(.32)%	4.83%	21.72%	15.50%	(2.78)%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	-%K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%K	-%	-%	-%	-%	-%
Expenses net of all reductions	-%K	-%	-%	-%	-%	-%
Net investment income (loss)	.01%K	1.73%	1.58%	1.94%	2.28%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$145,512	$144,692	$131,425	$111,157	$67,610	$51,478
Portfolio turnover rateH	18%K	12%	13%	27%	14%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.053 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.224 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Investor Freedom Income	$64,105,917	$2,910,092	$(735,909)	$2,174,183
VIP Investor Freedom 2005	19,806,093	996,548	(431,946)	564,602
VIP Investor Freedom 2010	58,119,258	3,358,050	(1,917,724)	1,440,326
VIP Investor Freedom 2015	91,762,580	6,679,555	(2,854,504)	3,825,051
VIP Investor Freedom 2020	176,011,955	12,476,899	(6,286,520)	6,190,379
VIP Investor Freedom 2025	148,113,289	12,376,374	(5,146,002)	7,230,372
VIP Investor Freedom 2030	142,183,121	10,312,187	(6,983,273)	3,328,914

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	9,810,149	8,755,856
VIP Investor Freedom 2005	2,568,914	2,760,721
VIP Investor Freedom 2010	7,305,606	7,422,066
VIP Investor Freedom 2015	12,153,285	12,108,962
VIP Investor Freedom 2020	21,306,704	25,199,309
VIP Investor Freedom 2025	21,475,600	20,449,690
VIP Investor Freedom 2030	17,037,626	12,578,123

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Investor Freedom Income	-%	$146
VIP Investor Freedom 2005	-%	$45
VIP Investor Freedom 2010	-%	$133
VIP Investor Freedom 2015	-%	$212
VIP Investor Freedom 2020	-%	$413
VIP Investor Freedom 2025	-%	$341
VIP Investor Freedom 2030	-%	$320

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
VIP Investor Freedom Income	- %
Actual		$1,000.00	$1,029.60	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2005	- %
Actual		$1,000.00	$1,025.80	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2010	- %
Actual		$1,000.00	$1,024.30	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2015	- %
Actual		$1,000.00	$1,022.10	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2020	- %
Actual		$1,000.00	$1,020.40	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2025	- %
Actual		$1,000.00	$1,016.40	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
VIP Investor Freedom 2030	- %
Actual		$1,000.00	$1,009.20	$-
Hypothetical-C		$1,000.00	$1,024.86	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

VIPIFF-SANN-0816
1.833440.110

Fidelity® Variable Insurance Products: Freedom Lifetime Income Funds - Portfolios I, II & III Semi-Annual Report June 30, 2016

Contents

VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Freedom Lifetime Income® I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	56.7	54.8
VIP Government Money Market Portfolio Investor Class 0.19%	14.9	15.2
VIP High Income Portfolio Investor Class	5.0	4.9
VIP Overseas Portfolio Investor Class	4.8	5.4
VIP Growth & Income Portfolio Investor Class	3.6	3.8
VIP Equity-Income Portfolio Investor Class	3.2	3.4
VIP Growth Portfolio Investor Class	3.1	3.4
VIP Contrafund Portfolio Investor Class	3.1	3.2
VIP Value Portfolio Investor Class	2.3	2.4
VIP Emerging Markets Portfolio Investor Class	1.3	1.4
	98.0	97.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	17.3%
Developed International Equity Funds	4.8%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	56.7%
Short-Term Funds	14.9%

Six months ago
Domestic Equity Funds	18.3%
Developed International Equity Funds	5.4%
Emerging Markets Equity Funds	1.4%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	54.8%
Short-Term Funds	15.2%

VIP Freedom Lifetime Income® I Portfolio

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Domestic Equity Funds - 17.3%
VIP Contrafund Portfolio Investor Class (a)	13,956	$432,930
VIP Equity-Income Portfolio Investor Class (a)	22,785	456,606
VIP Growth & Income Portfolio Investor Class (a)	28,778	512,817
VIP Growth Portfolio Investor Class (a)	7,824	444,820
VIP Mid Cap Portfolio Investor Class (a)	4,079	124,897
VIP Value Portfolio Investor Class (a)	24,153	327,512
VIP Value Strategies Portfolio Investor Class (a)	10,970	159,060
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,203,389)		2,458,642

International Equity Funds - 6.1%
Developed International Equity Funds - 4.8%
VIP Overseas Portfolio Investor Class (a)	38,451	682,503
Emerging Markets Equity Funds - 1.3%
VIP Emerging Markets Portfolio Investor Class(a)	21,679	186,657
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $917,762)		869,160

Bond Funds - 61.7%
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (a)	135,296	711,657
Investment Grade Bond Funds - 56.7%
VIP Investment Grade Bond Portfolio Investor Class (a)	617,331	8,049,994
TOTAL BOND FUNDS
(Cost $8,648,473)		8,761,651

Short-Term Funds - 14.9%
VIP Government Money Market Portfolio Investor Class 0.19% (a)(b)
(Cost $2,115,526)	2,115,526	2,115,526
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,885,150)		14,204,979
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$14,204,979

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$439,232	$80,203	$55,061	$--	$432,930
VIP Emerging Markets Portfolio Investor Class	182,251	20,060	27,825	--	186,657
VIP Equity-Income Portfolio Investor Class	463,448	64,581	67,890	--	456,606
VIP Government Money Market Portfolio Investor Class 0.19%	2,066,985	193,950	145,408	1,482	2,115,526
VIP Growth & Income Portfolio Investor Class	520,601	92,471	77,039	--	512,817
VIP Growth Portfolio Investor Class	457,143	78,012	33,727	--	444,820
VIP High Income Portfolio Investor Class	668,352	42,842	45,633	--	711,657
VIP Investment Grade Bond Portfolio Investor Class	7,475,949	591,089	455,400	4,134	8,049,994
VIP Mid Cap Portfolio Investor Class	125,620	24,633	19,468	--	124,897
VIP Overseas Portfolio Investor Class	740,146	63,774	74,184	--	682,503
VIP Value Portfolio Investor Class	334,079	37,688	51,528	--	327,512
VIP Value Strategies Portfolio Investor Class	161,638	23,775	28,290	--	159,060
Total	$13,635,444	$1,313,078	$1,081,453	$5,616	$14,204,979

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® I Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $13,885,150) — See accompanying schedule		$14,204,979
Receivable for investments sold		233
Total assets		14,205,212
Liabilities
Payable for fund shares redeemed	$233
Total liabilities		233
Net Assets		$14,204,979
Net Assets consist of:
Paid in capital		$13,816,465
Undistributed net investment income		4,931
Accumulated undistributed net realized gain (loss) on investments		63,754
Net unrealized appreciation (depreciation) on investments		319,829
Net Assets, for 1,311,412 shares outstanding		$14,204,979
Net Asset Value, offering price and redemption price per share ($14,204,979 ÷ 1,311,412 shares)		$10.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$5,616
Expenses
Independent trustees' fees and expenses	$31
Total expenses before reductions	31
Expense reductions	(31)	–
Net investment income (loss)		5,616
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(45,797)
Capital gain distributions from underlying funds	155,019
Total net realized gain (loss)		109,222
Change in net unrealized appreciation (depreciation) on underlying funds		383,704
Net gain (loss)		492,926
Net increase (decrease) in net assets resulting from operations		$498,542

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,616	$293,442
Net realized gain (loss)	109,222	272,161
Change in net unrealized appreciation (depreciation)	383,704	(602,334)
Net increase (decrease) in net assets resulting from operations	498,542	(36,731)
Distributions to shareholders from net investment income	(1,267)	(293,803)
Distributions to shareholders from net realized gain	(242,054)	(113,181)
Total distributions	(243,321)	(406,984)
Share transactions
Proceeds from sales of shares	620,725	562,289
Reinvestment of distributions	243,321	406,984
Cost of shares redeemed	(549,732)	(1,553,484)
Net increase (decrease) in net assets resulting from share transactions	314,314	(584,211)
Total increase (decrease) in net assets	569,535	(1,027,926)
Net Assets
Beginning of period	13,635,444	14,663,370
End of period	$14,204,979	$13,635,444
Other Information
Undistributed net investment income end of period	$4,931	$582
Shares
Sold	59,316	50,508
Issued in reinvestment of distributions	24,020	37,852
Redeemed	(51,959)	(140,207)
Net increase (decrease)	31,377	(51,847)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Lifetime Income I Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$11.01	$10.95	$10.26	$9.65	$9.88
Income from Investment Operations
Net investment income (loss)A	–B	.23	.21	.19	.20	.22
Net realized and unrealized gain (loss)	.37	(.27)	.29	.83	.80	(.17)
Total from investment operations	.37	(.04)	.50	1.02	1.00	.05
Distributions from net investment income	–B	(.24)	(.20)	(.20)	(.20)	(.21)
Distributions from net realized gain	(.19)	(.09)	(.25)	(.13)	(.19)	(.06)
Total distributions	(.19)	(.32)C	(.44)D	(.33)	(.39)	(.28)E
Net asset value, end of period	$10.83	$10.65	$11.01	$10.95	$10.26	$9.65
Total ReturnF,G,H	3.62%	(.35)%	4.68%	9.96%	10.42%	.48%
Ratios to Average Net AssetsI,J
Expenses before reductionsK	-%L	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%L	-%	-%	-%	-%	-%
Expenses net of all reductions	-%L	-%	-%	-%	-%	-%
Net investment income (loss)	.08%L	2.05%	1.89%	1.81%	1.97%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$14,205	$13,635	$14,663	$12,991	$12,037	$10,747
Portfolio turnover rateI	16%L	12%	12%	22%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.088 per share.

 D Total distributions of $.44 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.248 per share.

 E Total distributions of $.28 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.064 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 K Amount represents less than .005%.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	40.1	39.9
VIP Government Money Market Portfolio Investor Class 0.19%	10.5	10.4
VIP Overseas Portfolio Investor Class	9.1	9.7
VIP Growth & Income Portfolio Investor Class	6.8	6.8
VIP Equity-Income Portfolio Investor Class	6.1	6.1
VIP Growth Portfolio Investor Class	5.9	6.0
VIP Contrafund Portfolio Investor Class	5.8	5.7
VIP High Income Portfolio Investor Class	5.0	4.9
VIP Value Portfolio Investor Class	4.4	4.4
VIP Emerging Markets Portfolio Investor Class	2.5	2.4
	96.2	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.8%
Developed International Equity Funds	9.1%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	40.1%
Short-Term Funds	10.5%

Six months ago
Domestic Equity Funds	32.7%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	4.9%
Investment Grade Bond Funds	39.9%
Short-Term Funds	10.4%

VIP Freedom Lifetime Income® II Portfolio

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.8%
	Shares	Value
Domestic Equity Funds - 32.8%
VIP Contrafund Portfolio Investor Class (a)	58,096	$1,802,140
VIP Equity-Income Portfolio Investor Class (a)	94,853	1,900,858
VIP Growth & Income Portfolio Investor Class (a)	119,829	2,135,362
VIP Growth Portfolio Investor Class (a)	32,564	1,851,275
VIP Mid Cap Portfolio Investor Class (a)	16,980	519,932
VIP Value Portfolio Investor Class (a)	100,570	1,363,729
VIP Value Strategies Portfolio Investor Class (a)	45,680	662,364
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,692,589)		10,235,660

International Equity Funds - 11.6%
Developed International Equity Funds - 9.1%
VIP Overseas Portfolio Investor Class (a)	160,179	2,843,180
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Investor Class(a)	90,249	777,048
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,888,600)		3,620,228

Bond Funds - 45.1%
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (a)	298,654	1,570,922
Investment Grade Bond Funds - 40.1%
VIP Investment Grade Bond Portfolio Investor Class (a)	959,198	12,507,940
TOTAL BOND FUNDS
(Cost $13,911,760)		14,078,862

Short-Term Funds - 10.5%
VIP Government Money Market Portfolio Investor Class 0.19% (a)(b)
(Cost $3,269,537)	3,269,537	3,269,537
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $30,762,486)		31,204,287
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$31,204,290

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,741,532	$316,221	$129,340	$--	$1,802,140
VIP Emerging Markets Portfolio Investor Class	722,744	81,242	75,102	--	777,048
VIP Equity-Income Portfolio Investor Class	1,836,484	254,609	175,332	--	1,900,858
VIP Government Money Market Portfolio Investor Class 0.19%	3,155,418	367,912	253,793	2,242	3,269,537
VIP Growth & Income Portfolio Investor Class	2,072,499	356,539	198,797	--	2,135,362
VIP Growth Portfolio Investor Class	1,811,176	335,161	69,225	--	1,851,275
VIP High Income Portfolio Investor Class	1,491,216	75,232	93,771	--	1,570,922
VIP Investment Grade Bond Portfolio Investor Class	12,114,868	777,903	1,064,295	6,507	12,507,940
VIP Mid Cap Portfolio Investor Class	497,802	97,329	51,238	--	519,932
VIP Overseas Portfolio Investor Class	2,933,427	258,302	154,712	--	2,843,180
VIP Value Portfolio Investor Class	1,329,719	142,536	135,541	--	1,363,729
VIP Value Strategies Portfolio Investor Class	640,635	93,559	78,530	--	662,364
Total	$30,347,520	$3,156,545	$2,479,676	$8,749	$31,204,287

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $30,762,486) — See accompanying schedule		$31,204,287
Cash		2
Receivable for investments sold		511
Total assets		31,204,800
Liabilities
Payable for fund shares redeemed	$510
Total liabilities		510
Net Assets		$31,204,290
Net Assets consist of:
Paid in capital		$30,494,067
Undistributed net investment income		9,075
Accumulated undistributed net realized gain (loss) on investments		259,347
Net unrealized appreciation (depreciation) on investments		441,801
Net Assets, for 2,698,737 shares outstanding		$31,204,290
Net Asset Value, offering price and redemption price per share ($31,204,290 ÷ 2,698,737 shares)		$11.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$8,749
Expenses
Independent trustees' fees and expenses	$68
Total expenses before reductions	68
Expense reductions	(68)	–
Net investment income (loss)		8,749
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(138,896)
Capital gain distributions from underlying funds	609,719
Total net realized gain (loss)		470,823
Change in net unrealized appreciation (depreciation) on underlying funds		318,789
Net gain (loss)		789,612
Net increase (decrease) in net assets resulting from operations		$798,361

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,749	$616,196
Net realized gain (loss)	470,823	597,435
Change in net unrealized appreciation (depreciation)	318,789	(1,300,487)
Net increase (decrease) in net assets resulting from operations	798,361	(86,856)
Distributions to shareholders from net investment income	–	(615,872)
Distributions to shareholders from net realized gain	(507,834)	(67,280)
Total distributions	(507,834)	(683,152)
Share transactions
Proceeds from sales of shares	1,256,929	3,498,442
Reinvestment of distributions	507,834	683,152
Cost of shares redeemed	(1,198,522)	(2,595,069)
Net increase (decrease) in net assets resulting from share transactions	566,241	1,586,525
Total increase (decrease) in net assets	856,768	816,517
Net Assets
Beginning of period	30,347,522	29,531,005
End of period	$31,204,290	$30,347,522
Other Information
Undistributed net investment income end of period	$9,075	$326
Shares
Sold	110,288	293,574
Issued in reinvestment of distributions	47,684	59,250
Redeemed	(106,049)	(217,466)
Net increase (decrease)	51,923	135,358

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Lifetime Income II Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$11.76	$11.43	$10.36	$9.55	$9.79
Income from Investment Operations
Net investment income (loss)A	–B	.24	.23	.20	.21	.23
Net realized and unrealized gain (loss)	.28	(.27)	.35	1.12	.90	(.21)
Total from investment operations	.28	(.03)	.58	1.32	1.11	.02
Distributions from net investment income	–	(.24)	(.21)	(.21)	(.21)	(.22)
Distributions from net realized gain	(.19)	(.03)	(.04)	(.05)	(.09)	(.04)
Total distributions	(.19)	(.26)C	(.25)	(.25)D	(.30)	(.26)
Net asset value, end of period	$11.56	$11.47	$11.76	$11.43	$10.36	$9.55
Total ReturnE,F,G	2.61%	(.23)%	5.06%	12.76%	11.60%	.25%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	-%K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%K	-%	-%	-%	-%	-%
Expenses net of all reductions	-%K	-%	-%	-%	-%	-%
Net investment income (loss)	.06%K	2.06%	1.97%	1.86%	2.06%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$31,204	$30,348	$29,531	$23,071	$19,722	$16,594
Portfolio turnover rateH	16%K	14%	9%	13%	25%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.238 and distributions from net realized gain of $.026 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.045 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Investor Class	27.5	26.4
VIP Overseas Portfolio Investor Class	13.0	14.0
VIP Growth & Income Portfolio Investor Class	9.8	9.9
VIP Equity-Income Portfolio Investor Class	8.7	8.8
VIP Growth Portfolio Investor Class	8.5	8.7
VIP Contrafund Portfolio Investor Class	8.3	8.3
VIP High Income Portfolio Investor Class	7.3	7.2
VIP Value Portfolio Investor Class	6.3	6.4
VIP Emerging Markets Portfolio Investor Class	3.6	3.5
VIP Value Strategies Portfolio Investor Class	3.0	3.1
	96.0	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	47.0%
Developed International Equity Funds	13.0%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	7.3%
Investment Grade Bond Funds	27.5%
Short-Term Funds	1.6%

Six months ago
Domestic Equity Funds	47.6%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.2%
Investment Grade Bond Funds	26.4%
Short-Term Funds	1.3%

VIP Freedom Lifetime Income® III Portfolio

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 47.0%
	Shares	Value
Domestic Equity Funds - 47.0%
VIP Contrafund Portfolio Investor Class (a)	64,169	$1,990,522
VIP Equity-Income Portfolio Investor Class (a)	104,765	2,099,490
VIP Growth & Income Portfolio Investor Class (a)	132,339	2,358,276
VIP Growth Portfolio Investor Class (a)	35,947	2,043,594
VIP Mid Cap Portfolio Investor Class (a)	18,752	574,195
VIP Value Portfolio Investor Class (a)	111,075	1,506,180
VIP Value Strategies Portfolio Investor Class (a)	50,451	731,534
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,010,364)		11,303,791

International Equity Funds - 16.6%
Developed International Equity Funds - 13.0%
VIP Overseas Portfolio Investor Class (a)	176,859	3,139,247
Emerging Markets Equity Funds - 3.6%
VIP Emerging Markets Portfolio Investor Class(a)	99,711	858,513
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,204,840)		3,997,760

Bond Funds - 34.8%
High Yield Bond Funds - 7.3%
VIP High Income Portfolio Investor Class (a)	332,961	1,751,376
Investment Grade Bond Funds - 27.5%
VIP Investment Grade Bond Portfolio Investor Class (a)	506,831	6,609,071
TOTAL BOND FUNDS
(Cost $8,326,748)		8,360,447

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Investor Class 0.19% (a)(b)
(Cost $395,472)	395,472	395,472
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $23,937,424)		24,057,470
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$24,057,471

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$1,766,556	$445,877	$104,017	$--	$1,990,522
VIP Emerging Markets Portfolio Investor Class	734,136	135,129	65,872	--	858,513
VIP Equity-Income Portfolio Investor Class	1,864,411	388,992	150,217	--	2,099,490
VIP Government Money Market Portfolio Investor Class 0.19%	279,914	125,509	9,944	247	395,472
VIP Growth & Income Portfolio Investor Class	2,102,822	512,149	170,909	--	2,358,276
VIP Growth Portfolio Investor Class	1,837,663	479,444	53,562	--	2,043,594
VIP High Income Portfolio Investor Class	1,520,831	244,948	124,122	--	1,751,376
VIP Investment Grade Bond Portfolio Investor Class	5,590,216	1,167,729	492,855	3,033	6,609,071
VIP Mid Cap Portfolio Investor Class	505,543	134,933	44,769	--	574,195
VIP Overseas Portfolio Investor Class	2,977,503	471,487	113,889	--	3,139,247
VIP Value Portfolio Investor Class	1,349,315	241,868	118,399	--	1,506,180
VIP Value Strategies Portfolio Investor Class	650,916	141,860	71,567	--	731,534
Total	$21,179,826	$4,489,925	$1,520,122	$3,280	$24,057,470

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $23,937,424) — See accompanying schedule		$24,057,470
Cash		1
Receivable for investments sold		393
Total assets		24,057,864
Liabilities
Payable for fund shares redeemed	$393
Total liabilities		393
Net Assets		$24,057,471
Net Assets consist of:
Paid in capital		$23,568,905
Undistributed net investment income		3,280
Accumulated undistributed net realized gain (loss) on investments		365,240
Net unrealized appreciation (depreciation) on investments		120,046
Net Assets, for 2,099,669 shares outstanding		$24,057,471
Net Asset Value, offering price and redemption price per share ($24,057,471 ÷ 2,099,669 shares)		$11.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,280
Expenses
Independent trustees' fees and expenses	$49
Total expenses before reductions	49
Expense reductions	(49)	–
Net investment income (loss)		3,280
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(96,747)
Capital gain distributions from underlying funds	609,569
Total net realized gain (loss)		512,822
Change in net unrealized appreciation (depreciation) on underlying funds		4,582
Net gain (loss)		517,404
Net increase (decrease) in net assets resulting from operations		$520,684

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,280	$432,308
Net realized gain (loss)	512,822	634,303
Change in net unrealized appreciation (depreciation)	4,582	(1,097,228)
Net increase (decrease) in net assets resulting from operations	520,684	(30,617)
Distributions to shareholders from net investment income	–	(433,328)
Distributions to shareholders from net realized gain	(601,352)	(80,775)
Total distributions	(601,352)	(514,103)
Share transactions
Proceeds from sales of shares	3,003,577	5,690,316
Reinvestment of distributions	601,352	514,103
Cost of shares redeemed	(646,616)	(1,516,869)
Net increase (decrease) in net assets resulting from share transactions	2,958,313	4,687,550
Total increase (decrease) in net assets	2,877,645	4,142,830
Net Assets
Beginning of period	21,179,826	17,036,996
End of period	$24,057,471	$21,179,826
Other Information
Undistributed net investment income end of period	$3,280	$–
Shares
Sold	271,852	478,113
Issued in reinvestment of distributions	58,102	43,907
Redeemed	(57,266)	(125,385)
Net increase (decrease)	272,688	396,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Lifetime Income III Portfolio

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.91	$11.74	$9.99	$8.92	$9.37
Income from Investment Operations
Net investment income (loss)A	–B	.27	.25	.23	.23	.20
Net realized and unrealized gain (loss)	.20	(.30)	.37	1.81	1.12	(.42)
Total from investment operations	.20	(.03)	.62	2.04	1.35	(.22)
Distributions from net investment income	–	(.24)	(.22)	(.20)	(.22)	(.20)
Distributions from net realized gain	(.33)	(.05)	(.23)	(.09)	(.07)	(.03)
Total distributions	(.33)	(.29)	(.45)	(.29)	(.28)C	(.23)
Net asset value, end of period	$11.46	$11.59	$11.91	$11.74	$9.99	$8.92
Total ReturnD,E,F	1.98%	(.27)%	5.30%	20.43%	15.20%	(2.36)%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	-%J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	-%J	-%	-%	-%	-%	-%
Expenses net of all reductions	-%J	-%	-%	-%	-%	-%
Net investment income (loss)	.03%J	2.23%	2.07%	2.07%	2.34%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$24,057	$21,180	$17,037	$12,661	$8,319	$6,824
Portfolio turnover rateG	14%J	12%	18%	19%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.065 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Fund are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Freedom Lifetime Income I	$13,932,917	$590,484	$(318,422)	$272,062
VIP Freedom Lifetime Income II	30,953,407	1,438,572	(1,187,692)	250,880
VIP Freedom Lifetime Income III	24,173,108	1,133,392	(1,249,030)	(115,638)

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	1,313,078	1,081,453
VIP Freedom Lifetime Income II	3,156,545	2,479,676
VIP Freedom Lifetime Income III	4,489,925	1,520,122

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Lifetime Income I	-%	$31
VIP Freedom Lifetime Income II	-%	$68
VIP Freedom Lifetime Income III	-%	$49

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
VIP Freedom Lifetime Income I	- %
Actual		$1,000.00	$1,036.20	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
VIP Freedom Lifetime Income II	- %
Actual		$1,000.00	$1,026.10	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
VIP Freedom Lifetime Income III	- %
Actual		$1,000.00	$1,019.80	$-
Hypothetical-C		$1,000.00	$1,024.86	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

VIPFLI-SANN-0816
1.816202.110

Fidelity® Variable Insurance Products: Target Volatility Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Class	12.6	0.0
Fidelity Total Bond Fund	11.5	17.9
Fidelity Overseas Fund	7.3	10.0
Fidelity Technology Portfolio	4.3	4.6
Fidelity Consumer Staples Portfolio	3.4	2.9
Fidelity Inflation-Protected Bond Fund	2.8	2.7
Fidelity Consumer Discretionary Portfolio	2.7	2.3
Fidelity Medical Equipment and Systems Portfolio	2.5	1.3
Fidelity Floating Rate High Income Fund	2.4	0.0
Fidelity International Small Cap Opportunities Fund	2.3	2.1
	51.8

Asset Allocation (% of fund's investments)

As of June 30, 2016*
Domestic Equity Funds	41.9%
International Equity Funds	16.5%
Fixed-Income Funds	35.9%
Net Other Assets (Liabilities)	5.7%

 * Futures - 0.0%

As of December 31, 2015*
Domestic Equity Funds	44.5%
International Equity Funds	19.1%
Fixed-Income Funds	33.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)	3.3%

 * Futures - 2.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.4%
	Shares	Value
Domestic Equity Funds - 41.9%
Energy Select Sector SPDR ETF	5,176	$353,210
Fidelity Banking Portfolio (a)	114,429	2,700,535
Fidelity Blue Chip Growth Fund (a)	8,297	540,800
Fidelity Blue Chip Value Fund (a)	95,670	1,490,539
Fidelity Chemicals Portfolio (a)	15,706	2,179,036
Fidelity Construction and Housing Portfolio (a)	18,306	1,093,024
Fidelity Consumer Discretionary Portfolio (a)	182,216	6,211,749
Fidelity Consumer Staples Portfolio (a)	79,669	7,854,526
Fidelity Contrafund (a)	441	42,803
Fidelity Defense and Aerospace Portfolio (a)	21,651	2,580,162
Fidelity Electronics Portfolio (a)	26,984	2,042,659
Fidelity Energy Portfolio (a)	96,019	3,919,502
Fidelity Equity Dividend Income Fund (a)	206,305	5,355,670
Fidelity Financial Services Portfolio (a)	1,578	129,012
Fidelity Global Commodity Stock Fund (a)	10,502	107,438
Fidelity Health Care Portfolio (a)	3,747	721,572
Fidelity Health Care Services Portfolio (a)	27,180	2,340,747
Fidelity Industrial Equipment Portfolio (a)	30,450	1,164,413
Fidelity Industrials Portfolio (a)	140,961	4,283,819
Fidelity Insurance Portfolio (a)	43,206	2,945,781
Fidelity IT Services Portfolio (a)	19,263	754,148
Fidelity Low-Priced Stock Fund (a)	22,294	1,068,331
Fidelity Materials Portfolio (a)	2,950	206,378
Fidelity Medical Equipment and Systems Portfolio (a)	142,195	5,687,809
Fidelity Mid Cap Value Fund (a)	10	224
Fidelity OTC Portfolio (a)	7,064	550,068
Fidelity Real Estate Investment Portfolio (a)	40,296	1,831,868
Fidelity Retailing Portfolio (a)	21,570	2,269,587
Fidelity Series Commodity Strategy Fund(a)(b)	20,105	110,979
Fidelity Small Cap Stock Fund (a)	26,786	462,053
Fidelity Software and IT Services Portfolio (a)	35,957	4,347,548
Fidelity Stock Selector Large Cap Value Fund (a)	175,481	3,018,270
Fidelity Technology Portfolio (a)	84,103	9,839,202
Fidelity Telecom and Utilities Fund (a)	9,243	242,167
Fidelity Telecommunications Portfolio (a)	55,429	3,912,751
Fidelity Utilities Portfolio (a)	28,921	2,248,859
Fidelity Value Discovery Fund (a)	18,588	433,291
iShares Dow Jones U.S. Technology Sector Index ETF	1,683	177,186
KBW Regional Banking ETF	114,989	4,409,828
PowerShares DB Commodity Index Tracking ETF (b)	44,698	686,114
Vanguard Health Care ETF	2,575	336,012
Vanguard Industrials ETF	7,223	767,588
Vanguard Materials ETF	4,437	454,482
Vanguard Telecommunication Services ETF	6,022	592,565
Vanguard Utilities ETF	1,380	158,010
Vanguard Value ETF	36,348	3,089,217

TOTAL DOMESTIC EQUITY FUNDS		95,711,532

International Equity Funds - 16.5%
Fidelity Emerging Markets Fund (a)	451	10,440
Fidelity Europe Fund (a)	24,887	841,935
Fidelity International Capital Appreciation Fund (a)	97,725	1,649,606
Fidelity International Discovery Fund (a)	13,299	491,395
Fidelity International Small Cap Fund (a)	117,385	2,669,335
Fidelity International Small Cap Opportunities Fund (a)	372,424	5,396,417
Fidelity Japan Smaller Companies Fund (a)	135,559	2,003,558
Fidelity Nordic Fund (a)	30,691	1,417,315
Fidelity Overseas Fund (a)	422,237	16,686,812
iShares MSCI EAFE Index ETF	39,778	2,220,010
Vanguard Emerging Markets ETF	58,589	2,063,505
WisdomTree Europe Hedged Equity ETF	36,650	1,851,925
WisdomTree Japan Hedged Equity ETF	11,344	439,920

TOTAL INTERNATIONAL EQUITY FUNDS		37,742,173

TOTAL EQUITY FUNDS
(Cost $133,246,964)		133,453,705

Fixed-Income Funds - 35.9%
Fidelity Corporate Bond Fund (a)	245,512	2,828,296
Fidelity Floating Rate High Income Fund (a)	588,693	5,504,283
Fidelity High Income Fund (a)	28,595	237,907
Fidelity Inflation-Protected Bond Fund (a)	516,153	6,364,167
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	290,756	2,898,839
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	328,852	4,788,092
Fidelity New Markets Income Fund (a)	33,182	524,275
Fidelity Real Estate Income Fund (a)	40,496	484,734
Fidelity Total Bond Fund (a)	2,435,080	26,152,758
Fidelity U.S. Bond Index Fund Institutional Class (a)	2,414,305	28,875,087
iShares JPMorgan USD Emerging Markets Bond ETF	4,199	483,515
SPDR Lehman High Yield Bond ETF	84,639	3,021,612
TOTAL FIXED-INCOME FUNDS
(Cost $80,617,228)		82,163,565
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.28% 9/15/16 (c)
(Cost $9,994)	10,000	9,995
TOTAL INVESTMENT PORTFOLIO - 94.3%
(Cost $213,874,186)		215,627,265
NET OTHER ASSETS (LIABILITIES) - 5.7%		13,027,278
NET ASSETS - 100%		$228,654,543

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	104,510	$(950)

The face value of futures purchased as a percentage of Net Assets is 0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,995.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$68,092	$--	$68,660	$--	$--
Fidelity Banking Portfolio	2,784,888	374,316	201,431	--	2,700,535
Fidelity Blue Chip Growth Fund	8,899,173	57,922	7,568,339	--	540,800
Fidelity Blue Chip Value Fund	5,817,657	99,199	4,359,617	--	1,490,539
Fidelity Chemicals Portfolio	1,236,411	1,343,188	505,836	--	2,179,036
Fidelity Construction and Housing Portfolio	864,046	438,042	199,157	--	1,093,024
Fidelity Consumer Discretionary Portfolio	4,893,218	1,385,920	85,172	6,149	6,211,749
Fidelity Consumer Staples Portfolio	6,189,852	2,573,159	1,484,126	11,380	7,854,526
Fidelity Contrafund	4,986,532	2,077,347	6,885,868	668	42,803
Fidelity Corporate Bond Fund	10,849,255	116,501	8,208,813	79,753	2,828,296
Fidelity Defense and Aerospace Portfolio	2,777,934	63,608	350,000	5,375	2,580,162
Fidelity Diversified International Fund	669,702	--	618,464	--	--
Fidelity Electronics Portfolio	477,825	1,562,381	--	612	2,042,659
Fidelity Emerging Asia Fund	434,189	--	393,967	--	--
Fidelity Emerging Markets Fund	--	10,137	--	--	10,440
Fidelity Energy Portfolio	3,053,811	600,265	268,755	3,649	3,919,502
Fidelity Energy Service Portfolio	42,788	--	39,076	--	--
Fidelity Equity Dividend Income Fund	--	5,043,511	--	12,529	5,355,670
Fidelity Europe Fund	5,179,160	--	3,867,738	--	841,935
Fidelity Financial Services Portfolio	1,356,675	--	1,066,227	--	129,012
Fidelity Floating Rate High Income Fund	--	5,505,145	--	27,450	5,504,283
Fidelity Global Commodity Stock Fund	--	101,503	--	--	107,438
Fidelity Health Care Portfolio	2,181,221	925,352	2,062,336	--	721,572
Fidelity Health Care Services Portfolio	2,241,999	50,250	--	--	2,340,747
Fidelity High Income Fund	220,912	6,516	--	6,516	237,907
Fidelity Industrial Equipment Portfolio	534,971	589,606	--	--	1,164,413
Fidelity Industrials Portfolio	4,078,221	1,262,730	1,120,657	--	4,283,819
Fidelity Inflation-Protected Bond Fund	5,728,383	968,775	688,096	5,385	6,364,167
Fidelity Inflation-Protected Bond Index Fund Institutional Class	--	99	1,591,559	90	2,898,839
Fidelity Inflation-Protected Bond Index Fund Investor Class	6,379,763	14,303	2,254,978	20	--
Fidelity Insurance Portfolio	2,242,763	672,276	--	5,484	2,945,781
Fidelity International Capital Appreciation Fund	--	1,629,483	--	--	1,649,606
Fidelity International Discovery Fund	447,051	500,331	420,651	--	491,395
Fidelity International Index Fund Investor Class	826,554	516	750,109	516	--
Fidelity International Small Cap Fund	1,001,835	1,584,543	--	--	2,669,335
Fidelity International Small Cap Opportunities Fund	4,451,820	1,101,155	--	--	5,396,417
Fidelity IT Services Portfolio	987,894	864,861	1,140,730	--	754,148
Fidelity Japan Fund	1,492,678	--	1,342,865	--	--
Fidelity Japan Smaller Companies Fund	1,420,678	438,747	--	--	2,003,558
Fidelity Long-Term Treasury Bond Index Fund Investor Class	4,201,487	483,416	505,849	55,394	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	25,247	12,334	3,203	4,788,092
Fidelity Low-Priced Stock Fund	2,808,217	647,783	2,321,658	--	1,068,331
Fidelity Materials Portfolio	600,264	201,826	535,163	--	206,378
Fidelity Medical Equipment and Systems Portfolio	2,802,374	2,257,039	--	--	5,687,809
Fidelity Mega Cap Stock Fund	5,131	--	4,872	--	--
Fidelity Mid Cap Value Fund	1,979,419	--	1,863,414	--	224
Fidelity New Markets Income Fund	559,927	37,443	111,422	14,204	524,275
Fidelity Nordic Fund	--	1,409,783	--	--	1,417,315
Fidelity OTC Portfolio	--	567,381	--	--	550,068
Fidelity Overseas Fund	21,196,546	1,715,867	5,341,311	--	16,686,812
Fidelity Pharmaceuticals Portfolio	1,885,975	24,234	1,699,930	--	--
Fidelity Real Estate Income Fund	448,668	6,724	--	6,724	484,734
Fidelity Real Estate Investment Portfolio	996,749	655,423	14,226	7,592	1,831,868
Fidelity Retailing Portfolio	1,828,033	438,194	--	152	2,269,587
Fidelity Series Commodity Strategy Fund	--	101,503	--	--	110,979
Fidelity Small Cap Stock Fund	1,023,296	10,704	496,990	--	462,053
Fidelity Software and IT Services Portfolio	2,126,558	2,262,918	37,160	1,094	4,347,548
Fidelity Stock Selector Large Cap Value Fund	2,627,784	439,325	224,495	--	3,018,270
Fidelity Technology Portfolio	9,784,564	1,004,275	768,198	--	9,839,202
Fidelity Telecom and Utilities Fund	--	202,984	--	1,213	242,167
Fidelity Telecommunications Portfolio	2,372,730	1,023,068	15,546	6,323	3,912,751
Fidelity Total Bond Fund	37,772,328	3,901,794	17,127,357	544,526	26,152,758
Fidelity U.S. Bond Index Fund Institutional Class	--	6,113,401	67,838	18,620	28,875,087
Fidelity U.S. Bond Index Fund Investor Class	--	35,024,470	12,443,960	80,899	--
Fidelity Utilities Portfolio	465,956	1,864,504	420,895	1,470	2,248,859
Fidelity Value Discovery Fund	905,832	346,400	834,023	--	433,291
Total	$191,209,789	$92,727,393	$92,389,868	$906,990	$194,512,571

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$133,453,705	$133,453,705	$--	$--
Fixed-Income Funds	82,163,565	82,163,565	--	--
Other Short-Term Investments	9,995	--	9,995	--
Total Investments in Securities:	$215,627,265	$215,617,270	$9,995	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(950)	$(950)	$--	$--
Total Liabilities	$(950)	$(950)	$--	$--
Total Derivative Instruments:	$(950)	$(950)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(950)
Total Equity Risk	0	(950)
Total Value of Derivatives	$0	$(950)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $21,934,925)	$21,114,694
Affiliated issuers (cost $191,939,261)	194,512,571
Total Investments (cost $213,874,186)		$215,627,265
Cash		14,222,856
Receivable for investments sold		540,342
Receivable for fund shares sold		128,945
Dividends receivable		17,560
Receivable for daily variation margin for derivative instruments		1,170
Other receivables		1,956
Total assets		230,540,094
Liabilities
Payable for investments purchased	$1,213,085
Payable for fund shares redeemed	594,605
Accrued management fee	47,304
Distribution and service plan fees payable	28,162
Other affiliated payables	2,395
Total liabilities		1,885,551
Net Assets		$228,654,543
Net Assets consist of:
Paid in capital		$232,418,938
Undistributed net investment income		751,372
Accumulated undistributed net realized gain (loss) on investments		(6,267,896)
Net unrealized appreciation (depreciation) on investments		1,752,129
Net Assets		$228,654,543
Service Class:
Net Asset Value, offering price and redemption price per share ($1,686,722 ÷ 153,350 shares)		$11.00
Service Class 2:
Net Asset Value, offering price and redemption price per share ($226,967,821 ÷ 20,691,586 shares)		$10.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends from underlying Funds:
Unaffiliated issuers		$258,963
Affiliated issuers		906,990
Interest		27,998
Total income		1,193,951
Expenses
Management fee	$323,112
Transfer agent fees	12,893
Distribution and service plan fees	268,256
Independent trustees' fees and expenses	481
Miscellaneous	239
Total expenses before reductions	604,981
Expense reductions	(162,388)	442,593
Net investment income (loss)		751,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(338,003)
Affiliated issuers	(5,242,851)
Futures contracts	(142,651)
Realized gain distributions from underlying funds:
Affiliated issuers	274,723
Total net realized gain (loss)		(5,448,782)
Change in net unrealized appreciation (depreciation) on: Investment securities	8,431,375
Futures contracts	(84,235)
Total change in net unrealized appreciation (depreciation)		8,347,140
Net gain (loss)		2,898,358
Net increase (decrease) in net assets resulting from operations		$3,649,716

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$751,358	$2,169,680
Net realized gain (loss)	(5,448,782)	924,698
Change in net unrealized appreciation (depreciation)	8,347,140	(7,615,048)
Net increase (decrease) in net assets resulting from operations	3,649,716	(4,520,670)
Distributions to shareholders from net investment income	–	(2,188,957)
Distributions to shareholders from net realized gain	(749,792)	(2,870,478)
Total distributions	(749,792)	(5,059,435)
Share transactions - net increase (decrease)	14,504,100	86,531,305
Total increase (decrease) in net assets	17,404,024	76,951,200
Net Assets
Beginning of period	211,250,519	134,299,319
End of period	$228,654,543	$211,250,519
Other Information
Undistributed net investment income end of period	$751,372	$14

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Target Volatility Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$11.34	$11.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.16	.17	.19
Net realized and unrealized gain (loss)	.12	(.29)	.49	1.26
Total from investment operations	.17	(.13)	.66	1.45
Distributions from net investment income	–	(.13)	(.13)	(.07)
Distributions from net realized gain	(.04)	(.21)	(.38)	(.18)
Total distributions	(.04)	(.34)	(.51)	(.26)C
Net asset value, end of period	$11.00	$10.87	$11.34	$11.19
Total ReturnD,E,F	1.58%	(1.22)%	5.94%	14.46%
Ratios to Average Net AssetsG
Expenses before reductions	.41%H	.42%	.41%	.42%H
Expenses net of fee waivers, if any	.26%H	.27%	.26%	.26%H
Expenses net of all reductions	.26%H	.26%	.26%	.26%H
Net investment income (loss)	.85%H	1.39%	1.49%	1.98%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,687	$2,143	$2,880	$2,802
Portfolio turnover rateI	96%H	119%	80%	91%H

 A For the period February 13, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $.183 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Target Volatility Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$11.32	$11.18	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.14	.15	.17
Net realized and unrealized gain (loss)	.12	(.28)	.49	1.26
Total from investment operations	.16	(.14)	.64	1.43
Distributions from net investment income	–	(.11)	(.12)	(.07)
Distributions from net realized gain	(.04)	(.21)	(.38)	(.18)
Total distributions	(.04)	(.33)C	(.50)	(.25)
Net asset value, end of period	$10.97	$10.85	$11.32	$11.18
Total ReturnD,E,F	1.49%	(1.34)%	5.74%	14.32%
Ratios to Average Net AssetsG
Expenses before reductions	.56%H	.57%	.56%	.56%H
Expenses net of fee waivers, if any	.41%H	.42%	.41%	.41%H
Expenses net of all reductions	.41%H	.41%	.41%	.40%H
Net investment income (loss)	.70%H	1.24%	1.34%	1.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$226,968	$209,108	$131,419	$60,451
Portfolio turnover rateI	96%H	119%	80%	91%H

 A For the period February 13, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.212 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

During the period, certain underlying investments of the Fund incurred name changes. These changes may involve one or more of the following, as applicable: replacing "Spartan" with "Fidelity," or renaming the "Fidelity Advantage Class" to the "Premium Class." The names of the underlying investments are those in effect at period end.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures contracts, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$6,075,299
Gross unrealized depreciation	(4,826,386)
Net unrealized appreciation (depreciation) on securities	$1,248,913
Tax Cost	$214,378,352

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(142,651) and a change in net unrealized appreciation (depreciation) of $(84,235) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, other than short-term securities and U.S. government obligations, aggregated $105,266,243 and $96,557,273, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. Pursuant to this agreement, FMR pays all expenses of the Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$939
Service Class 2	267,317
$268,256

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .15% of class-level average net assets invested in Underlying Funds that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

Service Class	$112
Service Class 2	12,781
$12,893

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2017. During the period, the Fund's management fee was reduced by $53,933.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$939
Service Class 2	107,221

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $295.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Service Class	$–	$25,024
Service Class 2	–	2,163,933
Total	$–	$2,188,957
From net realized gain
Service Class	$7,099	$49,362
Service Class 2	742,693	2,821,116
Total	$749,792	$2,870,478

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Service Class
Shares sold	38	124	$400	$1,394
Reinvestment of distributions	706	6,624	7,099	74,386
Shares redeemed	(44,483)	(63,653)	(472,161)	(729,058)
Net increase (decrease)	(43,739)	(56,905)	$(464,662)	$(653,278)
Service Class 2
Shares sold	3,039,490	9,933,172	$32,217,290	$112,937,814
Reinvestment of distributions	73,973	447,494	742,693	4,985,049
Shares redeemed	(1,694,008)	(2,716,121)	(17,991,221)	(30,738,280)
Net increase (decrease)	1,419,455	7,664,545	$14,968,762	$87,184,583

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 94% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Service Class	.26%
Actual		$1,000.00	$1,015.80	$1.30
Hypothetical-C		$1,000.00	$1,023.57	$1.31
Service Class 2.41%
Actual		$1,000.00	$1,014.90	$2.05
Hypothetical-C		$1,000.00	$1,022.82	$2.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPTV-SANN-0816
1.955018.103

Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.6	1.9
Gilead Sciences, Inc.	1.3	1.4
Celgene Corp.	1.3	1.5
AT&T, Inc.	1.2	0.0
Exxon Mobil Corp.	1.1	0.0
Michael Kors Holdings Ltd.	1.1	0.8
Southwest Airlines Co.	1.1	1.0
Medivation, Inc.	1.1	1.0
Alexion Pharmaceuticals, Inc.	1.0	1.2
NXP Semiconductors NV	0.9	1.0
	11.7

Market Sectors as of June 30, 2016

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	12.3	15.2
Information Technology	8.8	12.8
Industrials	8.2	7.4
Consumer Discretionary	7.5	11.9
Financials	7.4	8.3
Consumer Staples	5.9	3.2
Energy	5.7	1.9
Telecommunication Services	2.8	0.7
Utilities	2.2	0.7
Materials	1.4	1.3

Asset Allocation (% of fund's net assets)

As of June 30, 2016 *
Stock Class and Equity Futures**	67.0%
Bond Class	27.2%
Short-Term Class	5.8%

 * Foreign investments - 26.1%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

As of December 31, 2015 *
Stock Class and Equity Futures**	68.8%
Bond Class	26.5%
Short-Term Class	4.7%

 * Foreign investments - 29.1%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 0.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 0.4%
General Motors Co.	32,000	$905,600
Household Durables - 0.9%
D.R. Horton, Inc.	55,900	1,759,732
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	900	644,058
JD.com, Inc. sponsored ADR (a)	10,100	214,423
Priceline Group, Inc. (a)	100	124,841
Vipshop Holdings Ltd. ADR (a)	31,600	352,972
		1,336,294
Media - 0.1%
ITV PLC	76,600	183,662
Specialty Retail - 2.0%
Home Depot, Inc.	11,600	1,481,204
John David Group PLC	5,600	86,338
Lowe's Companies, Inc.	19,500	1,543,815
TJX Companies, Inc.	11,700	903,591
		4,014,948
Textiles, Apparel & Luxury Goods - 1.6%
Michael Kors Holdings Ltd. (a)	45,559	2,254,259
Pandora A/S	8,200	1,116,835
		3,371,094

TOTAL CONSUMER DISCRETIONARY		11,571,330

CONSUMER STAPLES - 4.1%
Beverages - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.)	7,600	1,257,040
Dr. Pepper Snapple Group, Inc.	6,700	647,421
Molson Coors Brewing Co. Class B	7,500	758,475
Monster Beverage Corp.	11,300	1,816,023
The Coca-Cola Co.	8,500	385,305
		4,864,264
Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	1,200	188,448
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	8,500	771,375
WH Group Ltd.	63,500	50,292
		821,667
Tobacco - 1.2%
Altria Group, Inc.	10,900	751,664
Imperial Tobacco Group PLC	7,202	390,584
Philip Morris International, Inc.	7,500	762,900
Reynolds American, Inc.	11,200	604,016
		2,509,164

TOTAL CONSUMER STAPLES		8,383,543

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	6,900	367,425
Chevron Corp.	17,900	1,876,457
Continental Resources, Inc. (a)	23,800	1,077,426
Devon Energy Corp.	33,000	1,196,250
Enterprise Products Partners LP	8,200	239,932
Exxon Mobil Corp.	24,300	2,277,882
SM Energy Co.	21,400	577,800
Targa Resources Corp.	7,900	332,906
Williams Partners LP	46,100	1,596,904
		9,542,982
FINANCIALS - 2.4%
Banks - 0.3%
SunTrust Banks, Inc.	14,300	587,444
Capital Markets - 0.5%
The Blackstone Group LP	42,200	1,035,588
Consumer Finance - 0.5%
OneMain Holdings, Inc. (a)	42,800	976,696
Diversified Financial Services - 0.6%
Broadcom Ltd.	300	46,620
MSCI, Inc. Class A	10,400	802,048
S&P Global, Inc.	4,100	439,766
		1,288,434
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	7,500	513,450
Real Estate Investment Trusts - 0.3%
American Tower Corp.	4,900	556,689

TOTAL FINANCIALS		4,958,301

HEALTH CARE - 10.7%
Biotechnology - 7.4%
AbbVie, Inc.	4,800	297,168
Acorda Therapeutics, Inc. (a)	15,300	390,227
Actelion Ltd.	5,283	889,645
Alexion Pharmaceuticals, Inc. (a)	17,600	2,054,976
Alnylam Pharmaceuticals, Inc. (a)	3,600	199,764
Amicus Therapeutics, Inc. (a)	28,000	152,880
BioMarin Pharmaceutical, Inc. (a)	12,200	949,160
Celgene Corp. (a)	26,600	2,623,558
Clovis Oncology, Inc. (a)	3,600	49,392
Genmab A/S (a)	5,200	948,206
Gilead Sciences, Inc.	32,700	2,727,834
Intercept Pharmaceuticals, Inc. (a)	4,630	660,608
Medivation, Inc. (a)	35,700	2,152,710
Medy-Tox, Inc.	470	177,662
Novavax, Inc. (a)(b)	62,300	452,921
Shire PLC	1,100	67,983
TESARO, Inc. (a)	4,500	378,225
vTv Therapeutics, Inc. Class A (a)	7,900	45,820
		15,218,739
Health Care Equipment & Supplies - 0.2%
Nevro Corp. (a)	3,200	236,032
Novocure Ltd. (a)	6,700	78,189
		314,221
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	17,700	1,301,835
Collegium Pharmaceutical, Inc. (a)	8,000	94,800
GlaxoSmithKline PLC	18,300	392,993
Innocoll Holdings PLC (a)	18,700	103,037
Jazz Pharmaceuticals PLC (a)	6,800	960,908
Johnson & Johnson	10,300	1,249,390
Ocular Therapeutix, Inc. (a)	44,000	217,800
Pacira Pharmaceuticals, Inc. (a)	10,400	350,792
Relypsa, Inc. (a)(b)	17,700	327,450
Supernus Pharmaceuticals, Inc. (a)	7,400	150,738
Valeant Pharmaceuticals International, Inc. (Canada) (a)	64,100	1,290,974
		6,440,717

TOTAL HEALTH CARE		21,973,677

INDUSTRIALS - 6.3%
Aerospace & Defense - 2.3%
General Dynamics Corp.	5,200	724,048
Huntington Ingalls Industries, Inc.	5,500	924,165
Lockheed Martin Corp.	3,600	893,412
Northrop Grumman Corp.	8,100	1,800,468
TransDigm Group, Inc. (a)	1,200	316,428
		4,658,521
Airlines - 3.2%
American Airlines Group, Inc.	60,100	1,701,431
Delta Air Lines, Inc.	40,400	1,471,772
Norwegian Air Shuttle A/S (a)(b)	3,200	110,874
Southwest Airlines Co.	56,300	2,207,523
United Continental Holdings, Inc. (a)	25,200	1,034,208
		6,525,808
Industrial Conglomerates - 0.3%
Danaher Corp.	6,300	636,300
Machinery - 0.4%
Caterpillar, Inc.	7,900	598,899
Xylem, Inc.	7,600	339,340
		938,239
Professional Services - 0.1%
Robert Half International, Inc.	3,100	118,296

TOTAL INDUSTRIALS		12,877,164

INFORMATION TECHNOLOGY - 7.7%
Internet Software & Services - 2.3%
58.com, Inc. ADR (a)	900	41,301
Akamai Technologies, Inc. (a)	1,400	78,302
Alibaba Group Holding Ltd. sponsored ADR (a)	1,400	111,342
Alphabet, Inc. Class A	2,000	1,407,060
Facebook, Inc. Class A (a)	13,980	1,597,634
Tencent Holdings Ltd.	65,600	1,504,843
		4,740,482
IT Services - 2.1%
FleetCor Technologies, Inc. (a)	4,300	615,459
Global Payments, Inc.	12,500	892,250
MasterCard, Inc. Class A	13,000	1,144,780
Visa, Inc. Class A	21,400	1,587,238
		4,239,727
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV (a)	24,000	1,880,160
Skyworks Solutions, Inc.	2,700	170,856
		2,051,016
Software - 0.7%
Adobe Systems, Inc. (a)	16,000	1,532,640
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	35,400	3,384,240

TOTAL INFORMATION TECHNOLOGY		15,948,105

MATERIALS - 0.3%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	9,100	677,222
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	56,600	2,445,686
Verizon Communications, Inc.	28,400	1,585,856
		4,031,542
UTILITIES - 1.6%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	6,700	469,603
Duke Energy Corp.	7,300	626,267
Edison International	8,100	629,127
PG&E Corp.	7,900	504,968
PPL Corp.	6,400	241,600
		2,471,565
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	27,300	470,652
Multi-Utilities - 0.2%
Consolidated Edison, Inc.	5,100	410,244

TOTAL UTILITIES		3,352,461

TOTAL COMMON STOCKS
(Cost $76,246,892)		93,316,327
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.35% 8/25/16 to 9/1/16 (c)
(Cost $29,984)	30,000	29,989
	Shares	Value

Fixed-Income Funds - 28.8%
Fidelity Emerging Markets Debt Central Fund (d)	113,782	$1,124,163
Fidelity Floating Rate Central Fund (d)	22,380	2,245,837
Fidelity High Income Central Fund 1 (d)	95,174	8,950,122
Fidelity Inflation-Protected Bond Index Central Fund (d)	83,093	8,513,736
Fidelity VIP Investment Grade Central Fund (d)	343,314	36,786,074
iShares 20+ Year Treasury Bond ETF (b)	12,600	1,750,141
TOTAL FIXED-INCOME FUNDS
(Cost $57,104,733)		59,370,073

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.43% (e)	6,532,728	6,532,728
Fidelity Money Market Central Fund, 0.72% (e)	3,797,992	3,797,992
Fidelity Securities Lending Cash Central Fund, 0.46% (e)(f)	2,653,271	2,653,271
TOTAL MONEY MARKET FUNDS
(Cost $12,983,991)		12,983,991

Equity Funds - 21.2%
Domestic Equity Funds - 5.0%
Fidelity Commodity Strategy Central Fund (d)	340,173	2,258,747
Fidelity Real Estate Equity Central Fund (d)	19,892	2,304,237
iShares S&P 500 Index ETF	27,124	5,715,025

TOTAL DOMESTIC EQUITY FUNDS		10,278,009

International Equity Funds - 16.2%
Fidelity Emerging Markets Equity Central Fund (d)	29,321	5,431,635
Fidelity International Equity Central Fund (d)	393,455	27,825,128

TOTAL INTERNATIONAL EQUITY FUNDS		33,256,763

TOTAL EQUITY FUNDS
(Cost $44,097,581)		43,534,772
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $190,463,181)		209,235,152
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(3,197,211)
NET ASSETS - 100%		$206,037,941

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
12 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2016	500,820	$(3,323)

The face value of futures purchased as a percentage of Net Assets is 0.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,989.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,648
Fidelity Commodity Strategy Central Fund	0
Fidelity Emerging Markets Debt Central Fund	34,583
Fidelity Emerging Markets Equity Central Fund	49,821
Fidelity Floating Rate Central Fund	57,845
Fidelity High Income Central Fund 1	342,118
Fidelity Inflation-Protected Bond Index Central Fund	648
Fidelity International Equity Central Fund	310,951
Fidelity Money Market Central Fund	3,714
Fidelity Real Estate Equity Central Fund	23,352
Fidelity Securities Lending Cash Central Fund	17,791
Fidelity VIP Investment Grade Central Fund	569,441
Total	$1,423,912

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$814,239	$2,648,211	$2,444,052	$2,258,747	0.5%
Fidelity Emerging Markets Debt Central Fund	1,050,601	55,096	77,013	1,124,163	1.0%
Fidelity Emerging Markets Equity Central Fund	5,218,391	313,464	428,739	5,431,635	1.4%
Fidelity Floating Rate Central Fund	2,243,724	79,872	135,025	2,245,837	0.2%
Fidelity High Income Central Fund 1	10,566,557	444,989	2,453,542	8,950,122	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	6,360,635	2,291,110	506,542	8,513,736	0.9%
Fidelity International Equity Central Fund	30,444,622	881,299	1,982,864	27,825,128	1.4%
Fidelity Real Estate Equity Central Fund	2,555,834	43,252	539,883	2,304,237	0.9%
Fidelity VIP Investment Grade Central Fund	40,366,961	3,082,024	7,845,478	36,786,074	0.8%
Total	$99,621,564	$9,839,317	$16,413,138	$95,439,679

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,571,330	$10,184,495	$1,386,835	$--
Consumer Staples	8,383,543	7,942,667	440,876	--
Energy	9,542,982	9,542,982	--	--
Financials	4,958,301	4,958,301	--	--
Health Care	21,973,677	19,497,188	2,476,489	--
Industrials	12,877,164	12,766,290	110,874	--
Information Technology	15,948,105	14,443,262	1,504,843	--
Materials	677,222	677,222	--	--
Telecommunication Services	4,031,542	4,031,542	--	--
Utilities	3,352,461	3,352,461	--	--
U.S. Government and Government Agency Obligations	29,989	--	29,989	--
Fixed-Income Funds	59,370,073	59,370,073	--	--
Money Market Funds	12,983,991	12,983,991	--	--
Equity Funds	43,534,772	43,534,772	--	--
Total Investments in Securities:	$209,235,152	$203,285,246	$5,949,906	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,323)	$(3,323)	$--	$--
Total Liabilities	$(3,323)	$(3,323)	$--	$--
Total Derivative Instruments:	$(3,323)	$(3,323)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,323)
Total Equity Risk	0	(3,323)
Total Value of Derivatives	$0	$(3,323)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.7%
AAA,AA,A	2.3%
BBB	5.7%
BB	4.2%
B	2.4%
CCC,CC,C	1.1%
D	0.0%
Not Rated	0.1%
Equities	67.0%
Short-Term Investments and Net Other Assets	5.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.0%
United Kingdom	3.8%
Canada	1.9%
Netherlands	1.8%
Cayman Islands	1.7%
Japan	1.6%
France	1.5%
Denmark	1.3%
Switzerland	1.3%
Germany	1.3%
British Virgin Islands	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,606,086) — See accompanying schedule: Unaffiliated issuers (cost $83,158,466)	$100,811,482
Fidelity Central Funds (cost $107,304,715)	108,423,670
Total Investments (cost $190,463,181)		$209,235,152
Cash		7,952
Receivable for investments sold		628,697
Receivable for fund shares sold		41,885
Dividends receivable		48,098
Distributions receivable from Fidelity Central Funds		6,888
Receivable for daily variation margin for derivative instruments		5,400
Total assets		209,974,072
Liabilities
Payable for investments purchased	$1,121,157
Payable for fund shares redeemed	14,359
Accrued management fee	94,689
Distribution and service plan fees payable	940
Other affiliated payables	26,742
Other payables and accrued expenses	24,973
Collateral on securities loaned, at value	2,653,271
Total liabilities		3,936,131
Net Assets		$206,037,941
Net Assets consist of:
Paid in capital		$185,525,368
Undistributed net investment income		1,265,880
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		478,327
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,768,366
Net Assets		$206,037,941
Initial Class:
Net Asset Value, offering price and redemption price per share ($100,032,888 ÷ 5,497,731 shares)		$18.20
Service Class:
Net Asset Value, offering price and redemption price per share ($2,600,076 ÷ 143,862 shares)		$18.07
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,425,845 ÷ 190,665 shares)		$17.97
Investor Class:
Net Asset Value, offering price and redemption price per share ($99,979,132 ÷ 5,523,400 shares)		$18.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$616,000
Interest		446
Income from Fidelity Central Funds		1,423,912
Total income		2,040,358
Expenses
Management fee	$568,226
Transfer agent fees	108,718
Distribution and service plan fees	5,501
Accounting and security lending fees	51,328
Custodian fees and expenses	5,948
Independent trustees' fees and expenses	480
Audit	27,849
Legal	1,573
Miscellaneous	746
Total expenses before reductions	770,369
Expense reductions	(1,892)	768,477
Net investment income (loss)		1,271,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,600,431
Fidelity Central Funds	(1,129,739)
Foreign currency transactions	21,983
Futures contracts	32,838
Capital gain distributions from Fidelity Central Funds	370,691
Total net realized gain (loss)		896,204
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,197,351)
Assets and liabilities in foreign currencies	(2,015)
Futures contracts	(85,852)
Total change in net unrealized appreciation (depreciation)		(7,285,218)
Net gain (loss)		(6,389,014)
Net increase (decrease) in net assets resulting from operations		$(5,117,133)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,271,881	$3,018,310
Net realized gain (loss)	896,204	2,623,575
Change in net unrealized appreciation (depreciation)	(7,285,218)	(6,078,993)
Net increase (decrease) in net assets resulting from operations	(5,117,133)	(437,108)
Distributions to shareholders from net investment income	(57,763)	(2,709,407)
Distributions to shareholders from net realized gain	(3,049,866)	(139,825)
Total distributions	(3,107,629)	(2,849,232)
Share transactions - net increase (decrease)	(7,413,651)	8,953,394
Total increase (decrease) in net assets	(15,638,413)	5,667,054
Net Assets
Beginning of period	221,676,354	216,009,300
End of period	$206,037,941	$221,676,354
Other Information
Undistributed net investment income end of period	$1,265,880	$51,762

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.90	$19.15	$18.30	$15.14	$13.35	$14.52
Income from Investment Operations
Net investment income (loss)A	.11	.27	.23	.17	.19	.22
Net realized and unrealized gain (loss)	(.54)	(.27)	.85	3.22	1.87	(1.12)
Total from investment operations	(.43)	.00	1.08	3.39	2.06	(.90)
Distributions from net investment income	(.01)	(.24)	(.21)	(.18)	(.21)	(.24)
Distributions from net realized gain	(.26)	(.01)	(.02)	(.05)	(.06)	(.03)
Total distributions	(.27)	(.25)	(.23)	(.23)	(.27)	(.27)
Net asset value, end of period	$18.20	$18.90	$19.15	$18.30	$15.14	$13.35
Total ReturnB,C,D	(2.15)%	.03%	5.87%	22.41%	15.45%	(6.17)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.70%	.70%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.70%G	.70%	.70%	.71%	.72%	.72%
Expenses net of all reductions	.70%G	.69%	.70%	.71%	.71%	.71%
Net investment income (loss)	1.27%G	1.37%	1.19%	1.05%	1.29%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$100,033	$108,324	$122,484	$127,423	$116,252	$113,899
Portfolio turnover rateH	61%G	49%	38%	52%	59%	71%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.79	$19.03	$18.19	$15.04	$13.26	$14.42
Income from Investment Operations
Net investment income (loss)A	.10	.25	.21	.16	.17	.20
Net realized and unrealized gain (loss)	(.55)	(.26)	.84	3.19	1.86	(1.11)
Total from investment operations	(.45)	(.01)	1.05	3.35	2.03	(.91)
Distributions from net investment income	(.01)	(.22)	(.19)	(.15)	(.20)	(.22)
Distributions from net realized gain	(.26)	(.01)	(.02)	(.05)	(.06)	(.03)
Total distributions	(.27)	(.23)	(.21)	(.20)	(.25)B	(.25)
Net asset value, end of period	$18.07	$18.79	$19.03	$18.19	$15.04	$13.26
Total ReturnC,D,E	(2.27)%	(.03)%	5.75%	22.34%	15.34%	(6.26)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.80%	.80%	.82%	.82%	.83%
Expenses net of fee waivers, if any	.80%H	.80%	.80%	.82%	.82%	.82%
Expenses net of all reductions	.80%H	.79%	.80%	.81%	.81%	.81%
Net investment income (loss)	1.17%H	1.27%	1.09%	.95%	1.19%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,600	$2,877	$3,265	$3,191	$3,541	$5,654
Portfolio turnover rateI	61%H	49%	38%	52%	59%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.055 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.70	$18.94	$18.10	$14.97	$13.21	$14.36
Income from Investment Operations
Net investment income (loss)A	.09	.21	.17	.12	.14	.17
Net realized and unrealized gain (loss)	(.55)	(.25)	.84	3.18	1.84	(1.09)
Total from investment operations	(.46)	(.04)	1.01	3.30	1.98	(.92)
Distributions from net investment income	(.01)	(.19)	(.15)	(.12)	(.17)	(.20)
Distributions from net realized gain	(.26)	(.01)	(.02)	(.05)	(.06)	(.03)
Total distributions	(.27)	(.20)	(.17)	(.17)	(.22)B	(.23)
Net asset value, end of period	$17.97	$18.70	$18.94	$18.10	$14.97	$13.21
Total ReturnC,D,E	(2.33)%	(.18)%	5.55%	22.09%	15.03%	(6.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.95%H	.96%	1.01%	1.03%	1.04%	1.01%
Expenses net of fee waivers, if any	.95%H	.96%	1.01%	1.02%	1.04%	1.01%
Expenses net of all reductions	.95%H	.95%	1.00%	1.02%	1.03%	1.00%
Net investment income (loss)	1.02%H	1.11%	.88%	.74%	.97%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,426	$3,533	$3,573	$3,626	$3,621	$3,260
Portfolio turnover rateI	61%H	49%	38%	52%	59%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.055 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .10%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Asset Manager: Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$19.06	$18.22	$15.08	$13.30	$14.46
Income from Investment Operations
Net investment income (loss)A	.11	.25	.21	.16	.18	.20
Net realized and unrealized gain (loss)	(.56)	(.25)	.85	3.20	1.86	(1.10)
Total from investment operations	(.45)	–	1.06	3.36	2.04	(.90)
Distributions from net investment income	(.01)	(.23)	(.20)	(.17)	(.20)	(.23)
Distributions from net realized gain	(.26)	(.01)	(.02)	(.05)	(.06)	(.03)
Total distributions	(.27)	(.24)	(.22)	(.22)	(.26)	(.26)
Net asset value, end of period	$18.10	$18.82	$19.06	$18.22	$15.08	$13.30
Total ReturnB,C,D	(2.26)%	.01%	5.79%	22.30%	15.34%	(6.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.78%	.78%	.80%	.81%	.81%
Expenses net of fee waivers, if any	.78%G	.78%	.78%	.80%	.81%	.81%
Expenses net of all reductions	.78%G	.77%	.78%	.79%	.79%	.80%
Net investment income (loss)	1.19%G	1.29%	1.11%	.97%	1.21%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$99,979	$106,942	$86,687	$58,295	$37,574	$36,235
Portfolio turnover rateH	61%G	49%	38%	52%	59%	71%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .10%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.06%
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities Futures	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$27,341,463
Gross unrealized depreciation	(8,945,751)
Net unrealized appreciation (depreciation) on securities	$18,395,712
Tax Cost	$190,839,440

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $32,838 and a change in net unrealized appreciation (depreciation) of $(85,852) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $60,737,675 and $68,553,750, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,318
Service Class 2	4,183
$5,501

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07%(.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$33,304
Service Class	870
Service Class 2	1,104
Investor Class	73,440
$108,718

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,093 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $190 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,791. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,083 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $798.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$28,297	$1,364,340
Service Class	741	32,613
Service Class 2	914	37,340
Investor Class	27,811	1,275,114
Total	$57,763	$2,709,407
From net realized gain
Initial Class	$1,494,080	$68,121
Service Class	39,101	1,783
Service Class 2	48,258	2,358
Investor Class	1,468,427	67,563
Total	$3,049,866	$139,825

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	41,330	157,200	$741,002	$3,129,085
Reinvestment of distributions	91,434	76,835	1,522,377	1,432,461
Shares redeemed	(364,943)	(901,132)	(6,553,296)	(17,745,220)
Net increase (decrease)	(232,179)	(667,097)	$(4,289,917)	$(13,183,674)
Service Class
Shares sold	1,748	13,010	$30,766	$247,977
Reinvestment of distributions	2,407	1,857	39,842	34,396
Shares redeemed	(13,431)	(33,327)	(239,663)	(645,177)
Net increase (decrease)	(9,276)	(18,460)	$(169,055)	$(362,804)
Service Class 2
Shares sold	23,976	37,238	$418,965	$719,311
Reinvestment of distributions	2,987	2,155	49,172	39,698
Shares redeemed	(25,279)	(39,082)	(445,270)	(752,402)
Net increase (decrease)	1,684	311	$22,867	$6,607
Investor Class
Shares sold	170,945	1,485,488	$3,053,876	$29,406,847
Reinvestment of distributions	90,298	72,380	1,496,238	1,342,677
Shares redeemed	(421,456)	(422,349)	(7,527,660)	(8,256,259)
Net increase (decrease)	(160,213)	1,135,519	$(2,977,546)	$22,493,265

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 85% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.70%
Actual		$1,000.00	$978.50	$3.44
Hypothetical-C		$1,000.00	$1,021.38	$3.52
Service Class	.80%
Actual		$1,000.00	$977.30	$3.93
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Service Class 2.95%
Actual		$1,000.00	$976.70	$4.67
Hypothetical-C		$1,000.00	$1,020.14	$4.77
Investor Class	.78%
Actual		$1,000.00	$977.40	$3.83
Hypothetical-C		$1,000.00	$1,020.98	$3.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .10%.

 C 5% return per year before expenses

VIPAMG-SANN-0816
1.705700.118

Fidelity® Variable Insurance Products: Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 Semi-Annual Report June 30, 2016

Contents

VIP Freedom Income Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	40.7	42.4
VIP Government Money Market Portfolio Initial Class 0.21%	29.5	28.4
VIP Overseas Portfolio Initial Class	4.7	3.8
VIP Emerging Markets Portfolio Initial Class	4.6	3.6
VIP High Income Portfolio Initial Class	3.8	3.7
VIP Growth & Income Portfolio Initial Class	3.5	3.8
VIP Equity-Income Portfolio Initial Class	3.1	3.3
VIP Growth Portfolio Initial Class	3.0	3.3
VIP Contrafund Portfolio Initial Class	2.9	3.2
VIP Value Portfolio Initial Class	2.2	2.4
	98.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.7%
International Equity Funds	9.3%
Bond Funds	44.5%
Short-Term Funds	29.5%

Six months ago
Domestic Equity Funds	18.1%
International Equity Funds	7.4%
Bond Funds	46.1%
Short-Term Funds	28.4%

VIP Freedom Income Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	36,806	$1,147,610
VIP Equity-Income Portfolio Initial Class (a)	60,382	1,216,086
VIP Growth & Income Portfolio Initial Class (a)	76,952	1,376,676
VIP Growth Portfolio Initial Class (a)	20,469	1,167,980
VIP Mid Cap Portfolio Initial Class (a)	10,861	334,311
VIP Value Portfolio Initial Class (a)	64,776	880,307
VIP Value Strategies Portfolio Initial Class (a)	29,512	430,289
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,014,939)		6,553,259

International Equity Funds - 9.3%
VIP Emerging Markets Portfolio Initial Class (a)	208,087	1,799,954
VIP Overseas Portfolio Initial Class (a)	104,493	1,862,058
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,445,642)		3,662,012

Bond Funds - 44.5%
VIP High Income Portfolio Initial Class (a)	283,845	1,498,699
VIP Investment Grade Bond Portfolio Initial Class (a)	1,220,683	15,978,733
TOTAL BOND FUNDS
(Cost $17,042,382)		17,477,432

Short-Term Funds - 29.5%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $11,620,130)	11,620,130	11,620,130
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $38,123,093)		39,312,833
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,649)
NET ASSETS - 100%		$39,309,184

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,198,299	$264,292	$226,339	$--	$1,147,610
VIP Emerging Markets Portfolio Initial Class	1,352,923	499,162	173,597	--	1,799,954
VIP Equity-Income Portfolio Initial Class	1,261,713	225,978	259,884	--	1,216,086
VIP Government Money Market Portfolio Initial Class 0.21%	10,734,197	2,509,213	1,623,281	9,134	11,620,130
VIP Growth & Income Portfolio Initial Class	1,422,495	304,666	283,094	--	1,376,676
VIP Growth Portfolio Initial Class	1,244,836	280,527	200,384	--	1,167,980
VIP High Income Portfolio Initial Class	1,402,858	203,328	201,733	--	1,498,699
VIP Investment Grade Bond Portfolio Initial Class	15,986,426	1,799,312	2,701,426	8,760	15,978,733
VIP Mid Cap Portfolio Initial Class	341,971	78,015	68,633	--	334,311
VIP Overseas Portfolio Initial Class	1,454,171	851,306	352,001	--	1,862,058
VIP Value Portfolio Initial Class	912,060	135,615	184,348	--	880,307
VIP Value Strategies Portfolio Initial Class	440,077	79,907	92,659	--	430,289
Total	$37,752,026	$7,231,321	$6,367,379	$17,894	$39,312,833

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $38,123,093) — See accompanying schedule		$39,312,833
Receivable for fund shares sold		6,792
Total assets		39,319,625
Liabilities
Payable for investments purchased	$5,615
Payable for fund shares redeemed	1,177
Distribution and service plan fees payable	3,649
Total liabilities		10,441
Net Assets		$39,309,184
Net Assets consist of:
Paid in capital		$38,031,603
Accumulated net investment loss		(3,903)
Accumulated undistributed net realized gain (loss) on investments		91,744
Net unrealized appreciation (depreciation) on investments		1,189,740
Net Assets		$39,309,184
Initial Class:
Net Asset Value, offering price and redemption price per share ($15,316,157 ÷ 1,393,456 shares)		$10.99
Service Class:
Net Asset Value, offering price and redemption price per share ($9,679,931 ÷ 881,161 shares)		$10.99
Service Class 2:
Net Asset Value, offering price and redemption price per share ($14,313,096 ÷ 1,308,746 shares)		$10.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$17,894
Expenses
Distribution and service plan fees	$21,797
Independent trustees' fees and expenses	86
Total expenses before reductions	21,883
Expense reductions	(86)	21,797
Net investment income (loss)		(3,903)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(128,375)
Capital gain distributions from underlying funds	413,932
Total net realized gain (loss)		285,557
Change in net unrealized appreciation (depreciation) on underlying funds		825,233
Net gain (loss)		1,110,790
Net increase (decrease) in net assets resulting from operations		$1,106,887

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,903)	$626,019
Net realized gain (loss)	285,557	374,074
Change in net unrealized appreciation (depreciation)	825,233	(1,291,995)
Net increase (decrease) in net assets resulting from operations	1,106,887	(291,902)
Distributions to shareholders from net investment income	–	(637,437)
Distributions to shareholders from net realized gain	(373,700)	(50,115)
Total distributions	(373,700)	(687,552)
Share transactions - net increase (decrease)	827,560	6,289,229
Total increase (decrease) in net assets	1,560,747	5,309,775
Net Assets
Beginning of period	37,748,437	32,438,662
End of period	$39,309,184	$37,748,437
Other Information
Accumulated net investment loss end of period	$(3,903)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.03	$10.89	$10.57	$10.21	$10.27
Income from Investment Operations
Net investment income (loss)A	.01	.21	.18	.18	.16	.19
Net realized and unrealized gain (loss)	.31	(.25)	.23	.40	.50	(.02)
Total from investment operations	.32	(.04)	.41	.58	.66	.17
Distributions from net investment income	–	(.20)	(.17)	(.17)	(.16)	(.19)
Distributions from net realized gain	(.11)	(.02)	(.10)	(.10)	(.14)	(.04)
Total distributions	(.11)	(.21)B	(.27)	(.26)C	(.30)	(.23)
Net asset value, end of period	$10.99	$10.78	$11.03	$10.89	$10.57	$10.21
Total ReturnD,E,F	3.00%	(.34)%	3.78%	5.55%	6.52%	1.63%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.09%J	1.85%	1.62%	1.67%	1.55%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$15,316	$14,548	$17,386	$16,980	$14,184	$10,938
Portfolio turnover rateG	33%J	36%	32%	43%	43%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.097 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.03	$10.89	$10.58	$10.22	$10.28
Income from Investment Operations
Net investment income (loss)A	–B	.19	.17	.17	.15	.18
Net realized and unrealized gain (loss)	.32	(.24)	.23	.40	.50	(.02)
Total from investment operations	.32	(.05)	.40	.57	.65	.16
Distributions from net investment income	–	(.19)	(.16)	(.16)	(.15)	(.18)
Distributions from net realized gain	(.11)	(.02)	(.10)	(.10)	(.14)	(.04)
Total distributions	(.11)	(.20)C	(.26)	(.26)	(.29)	(.22)
Net asset value, end of period	$10.99	$10.78	$11.03	$10.89	$10.58	$10.22
Total ReturnD,E,F	3.00%	(.42)%	3.69%	5.38%	6.42%	1.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.01)%I	1.75%	1.52%	1.57%	1.45%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$9,680	$9,825	$6,193	$4,529	$2,467	$2,505
Portfolio turnover rateG	33%I	36%	32%	43%	43%	49%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$10.99	$10.85	$10.54	$10.18	$10.24
Income from Investment Operations
Net investment income (loss)A	(.01)	.18	.15	.15	.14	.17
Net realized and unrealized gain (loss)	.32	(.24)	.23	.40	.49	(.03)
Total from investment operations	.31	(.06)	.38	.55	.63	.14
Distributions from net investment income	–	(.17)	(.14)	(.14)	(.13)	(.16)
Distributions from net realized gain	(.11)	(.02)	(.10)	(.10)	(.14)	(.04)
Total distributions	(.11)	(.19)	(.24)	(.24)	(.27)	(.20)
Net asset value, end of period	$10.94	$10.74	$10.99	$10.85	$10.54	$10.18
Total ReturnB,C,D	2.92%	(.57)%	3.54%	5.21%	6.26%	1.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.16)%G	1.60%	1.37%	1.42%	1.30%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$14,313	$13,375	$8,860	$7,500	$6,495	$7,731
Portfolio turnover rateE	33%G	36%	32%	43%	43%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	36.3	37.4
VIP Government Money Market Portfolio Initial Class 0.21%	21.4	20.0
VIP Overseas Portfolio Initial Class	7.5	7.1
VIP Emerging Markets Portfolio Initial Class	5.6	4.6
VIP Growth & Income Portfolio Initial Class	5.3	5.7
VIP Equity-Income Portfolio Initial Class	4.7	5.0
VIP Growth Portfolio Initial Class	4.5	5.0
VIP Contrafund Portfolio Initial Class	4.5	4.8
VIP High Income Portfolio Initial Class	3.8	3.7
VIP Value Portfolio Initial Class	3.4	3.6
	97.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.4%
International Equity Funds	13.1%
Bond Funds	40.1%
Short-Term Funds	21.4%

Six months ago
Domestic Equity Funds	27.2%
International Equity Funds	11.7%
Bond Funds	41.1%
Short-Term Funds	20.0%

VIP Freedom 2005 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	10,089	$314,576
VIP Equity-Income Portfolio Initial Class (a)	16,550	333,316
VIP Growth & Income Portfolio Initial Class (a)	21,081	377,144
VIP Growth Portfolio Initial Class (a)	5,610	320,129
VIP Mid Cap Portfolio Initial Class (a)	3,000	92,348
VIP Value Portfolio Initial Class (a)	17,771	241,506
VIP Value Strategies Portfolio Initial Class (a)	8,109	118,223
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,569,054)		1,797,242

International Equity Funds - 13.1%
VIP Emerging Markets Portfolio Initial Class (a)	46,300	400,493
VIP Overseas Portfolio Initial Class (a)	29,779	530,660
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $940,303)		931,153

Bond Funds - 40.1%
VIP High Income Portfolio Initial Class (a)	51,254	270,620
VIP Investment Grade Bond Portfolio Initial Class (a)	196,050	2,566,300
TOTAL BOND FUNDS
(Cost $2,766,167)		2,836,920

Short-Term Funds - 21.4%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $1,517,939)	1,517,939	1,517,939
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,793,463)		7,083,254
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37)
NET ASSETS - 100%		$7,083,217

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$345,345	$50,619	$56,497	$--	$314,576
VIP Emerging Markets Portfolio Initial Class	334,048	74,893	34,470	--	400,493
VIP Equity-Income Portfolio Initial Class	364,438	38,328	65,489	--	333,316
VIP Government Money Market Portfolio Initial Class 0.21%	1,444,116	294,974	221,151	1,194	1,517,939
VIP Growth & Income Portfolio Initial Class	410,815	56,726	71,246	--	377,144
VIP Growth Portfolio Initial Class	359,571	52,943	48,568	--	320,129
VIP High Income Portfolio Initial Class	269,246	15,119	31,122	--	270,620
VIP Investment Grade Bond Portfolio Initial Class	2,708,209	124,999	412,219	1,418	2,566,300
VIP Mid Cap Portfolio Initial Class	98,732	15,008	16,521	--	92,348
VIP Overseas Portfolio Initial Class	508,345	144,002	89,827	--	530,660
VIP Value Portfolio Initial Class	263,408	19,970	46,136	--	241,506
VIP Value Strategies Portfolio Initial Class	127,061	13,594	23,075	--	118,223
Total	$7,233,334	$901,175	$1,116,321	$2,612	$7,083,254

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $6,793,463) — See accompanying schedule		$7,083,254
Receivable for investments sold		3,916
Receivable for fund shares sold		125
Total assets		7,087,295
Liabilities
Payable for fund shares redeemed	$4,031
Distribution and service plan fees payable	47
Total liabilities		4,078
Net Assets		$7,083,217
Net Assets consist of:
Paid in capital		$6,774,002
Undistributed net investment income		2,367
Accumulated undistributed net realized gain (loss) on investments		17,057
Net unrealized appreciation (depreciation) on investments		289,791
Net Assets		$7,083,217
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,610,579 ÷ 577,739 shares)		$11.44
Service Class:
Net Asset Value, offering price and redemption price per share ($410,179 ÷ 35,650 shares)		$11.51
Service Class 2:
Net Asset Value, offering price and redemption price per share ($62,459 ÷ 5,471 shares)		$11.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$2,612
Expenses
Distribution and service plan fees	$245
Independent trustees' fees and expenses	16
Total expenses before reductions	261
Expense reductions	(16)	245
Net investment income (loss)		2,367
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(31,932)
Capital gain distributions from underlying funds	113,139
Total net realized gain (loss)		81,207
Change in net unrealized appreciation (depreciation) on underlying funds		96,998
Net gain (loss)		178,205
Net increase (decrease) in net assets resulting from operations		$180,572

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,367	$135,391
Net realized gain (loss)	81,207	140,405
Change in net unrealized appreciation (depreciation)	96,998	(302,191)
Net increase (decrease) in net assets resulting from operations	180,572	(26,395)
Distributions to shareholders from net investment income	–	(135,627)
Distributions to shareholders from net realized gain	(88,842)	(15,795)
Total distributions	(88,842)	(151,422)
Share transactions - net increase (decrease)	(241,796)	(1,122,509)
Total increase (decrease) in net assets	(150,066)	(1,300,326)
Net Assets
Beginning of period	7,233,283	8,533,609
End of period	$7,083,217	$7,233,283
Other Information
Undistributed net investment income end of period	$2,367	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2005 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.56	$11.37	$10.56	$9.86	$10.07
Income from Investment Operations
Net investment income (loss)A	–B	.19	.20	.17	.18	.22
Net realized and unrealized gain (loss)	.29	(.22)	.29	.86	.76	(.20)
Total from investment operations	.29	(.03)	.49	1.03	.94	.02
Distributions from net investment income	–	(.22)	(.19)	(.18)	(.17)	(.19)
Distributions from net realized gain	(.14)	(.03)	(.11)	(.04)	(.07)	(.04)
Total distributions	(.14)	(.24)C	(.30)	(.22)	(.24)	(.23)
Net asset value, end of period	$11.44	$11.29	$11.56	$11.37	$10.56	$9.86
Total ReturnD,E,F	2.70%	(.25)%	4.30%	9.74%	9.57%	.18%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.07%J	1.64%	1.71%	1.57%	1.72%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$6,611	$6,657	$8,047	$7,145	$5,971	$5,224
Portfolio turnover rateG	26%J	23%	21%	54%	30%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.025 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2005 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.63	$11.44	$10.57	$9.86	$10.08
Income from Investment Operations
Net investment income (loss)A	–B	.18	.19	.16	.17	.21
Net realized and unrealized gain (loss)	.29	(.22)	.29	.85	.77	(.21)
Total from investment operations	.29	(.04)	.48	1.01	.94	–B
Distributions from net investment income	–	(.21)	(.18)	(.11)	(.16)	(.18)
Distributions from net realized gain	(.14)	(.03)	(.11)	(.04)	(.07)	(.04)
Total distributions	(.14)	(.23)C	(.29)	(.14)D	(.23)	(.22)
Net asset value, end of period	$11.51	$11.36	$11.63	$11.44	$10.57	$9.86
Total ReturnE,F,G	2.69%	(.35)%	4.18%	9.60%	9.59%	(.04)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.02)%J	1.54%	1.61%	1.47%	1.62%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$410	$484	$408	$125	$177	$95
Portfolio turnover rateH	26%J	23%	21%	54%	30%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.025 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.037 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2005 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.55	$11.36	$10.55	$9.85	$10.08
Income from Investment Operations
Net investment income (loss)A	(.01)	.16	.17	.15	.15	.19
Net realized and unrealized gain (loss)	.29	(.21)	.29	.85	.77	(.20)
Total from investment operations	.28	(.05)	.46	1.00	.92	(.01)
Distributions from net investment income	–	(.19)	(.16)	(.15)	(.15)	(.18)
Distributions from net realized gain	(.14)	(.03)	(.11)	(.04)	(.07)	(.04)
Total distributions	(.14)	(.22)	(.27)	(.19)	(.22)	(.22)
Net asset value, end of period	$11.42	$11.28	$11.55	$11.36	$10.55	$9.85
Total ReturnB,C,D	2.62%	(.49)%	4.04%	9.46%	9.35%	(.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.18)%G	1.39%	1.46%	1.31%	1.48%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$62	$92	$79	$102	$251	$226
Portfolio turnover rateE	26%G	23%	21%	54%	30%	54%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	32.8	33.7
VIP Government Money Market Portfolio Initial Class 0.21%	15.8	14.6
VIP Overseas Portfolio Initial Class	9.5	9.2
VIP Growth & Income Portfolio Initial Class	6.6	7.0
VIP Emerging Markets Portfolio Initial Class	6.5	5.4
VIP Equity-Income Portfolio Initial Class	5.9	6.2
VIP Growth Portfolio Initial Class	5.6	6.1
VIP Contrafund Portfolio Initial Class	5.5	5.8
VIP Value Portfolio Initial Class	4.3	4.5
VIP High Income Portfolio Initial Class	3.8	3.7
	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	31.6%
International Equity Funds	16.0%
Bond Funds	36.6%
Short-Term Funds	15.8%

Six months ago
Domestic Equity Funds	33.4%
International Equity Funds	14.6%
Bond Funds	37.4%
Short-Term Funds	14.6%

VIP Freedom 2010 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	524,947	$16,367,838
VIP Equity-Income Portfolio Initial Class (a)	861,101	17,342,570
VIP Growth & Income Portfolio Initial Class (a)	1,096,983	19,625,020
VIP Growth Portfolio Initial Class (a)	291,930	16,657,531
VIP Mid Cap Portfolio Initial Class (a)	155,862	4,797,445
VIP Value Portfolio Initial Class (a)	924,460	12,563,410
VIP Value Strategies Portfolio Initial Class (a)	420,246	6,127,182
TOTAL DOMESTIC EQUITY FUNDS
(Cost $76,667,263)		93,480,996

International Equity Funds - 16.0%
VIP Emerging Markets Portfolio Initial Class (a)	2,224,154	19,238,931
VIP Overseas Portfolio Initial Class (a)	1,573,537	28,040,420
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,243,748)		47,279,351

Bond Funds - 36.6%
VIP High Income Portfolio Initial Class (a)	2,143,714	11,318,811
VIP Investment Grade Bond Portfolio Initial Class (a)	7,399,152	96,854,901
TOTAL BOND FUNDS
(Cost $105,847,539)		108,173,712

Short-Term Funds - 15.8%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $46,874,919)	46,874,919	46,874,919
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $274,633,469)		295,808,978
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52,266)
NET ASSETS - 100%		$295,756,712

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$17,167,420	$2,266,391	$1,833,585	$--	$16,367,838
VIP Emerging Markets Portfolio Initial Class	15,839,466	2,999,701	862,541	--	19,238,931
VIP Equity-Income Portfolio Initial Class	18,113,503	1,654,393	2,261,297	--	17,342,570
VIP Government Money Market Portfolio Initial Class 0.21%	42,599,519	9,534,982	5,259,581	36,278	46,874,919
VIP Growth & Income Portfolio Initial Class	20,424,953	2,506,528	2,370,289	--	19,625,020
VIP Growth Portfolio Initial Class	17,868,742	2,422,623	1,438,887	--	16,657,531
VIP High Income Portfolio Initial Class	10,923,164	490,801	814,840	--	11,318,811
VIP Investment Grade Bond Portfolio Initial Class	98,704,908	3,340,470	10,620,520	52,551	96,854,901
VIP Mid Cap Portfolio Initial Class	4,910,483	667,709	542,593	--	4,797,445
VIP Overseas Portfolio Initial Class	26,869,493	5,868,131	2,995,396	--	28,040,420
VIP Value Portfolio Initial Class	13,096,481	766,730	1,542,155	--	12,563,410
VIP Value Strategies Portfolio Initial Class	6,319,924	569,110	806,451	--	6,127,182
Total	$292,838,056	$33,087,569	$31,348,135	$88,829	$295,808,978

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $274,633,469) — See accompanying schedule		$295,808,978
Cash		4
Receivable for investments sold		160,993
Receivable for fund shares sold		3,315
Total assets		295,973,290
Liabilities
Payable for fund shares redeemed	$164,305
Distribution and service plan fees payable	52,273
Total liabilities		216,578
Net Assets		$295,756,712
Net Assets consist of:
Paid in capital		$271,700,134
Accumulated net investment loss		(215,741)
Accumulated undistributed net realized gain (loss) on investments		3,096,810
Net unrealized appreciation (depreciation) on investments		21,175,509
Net Assets		$295,756,712
Initial Class:
Net Asset Value, offering price and redemption price per share ($30,468,341 ÷ 2,506,395 shares)		$12.16
Service Class:
Net Asset Value, offering price and redemption price per share ($23,511,950 ÷ 1,937,268 shares)		$12.14
Service Class 2:
Net Asset Value, offering price and redemption price per share ($241,776,421 ÷ 20,029,382 shares)		$12.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$88,829
Expenses
Distribution and service plan fees	$305,673
Independent trustees' fees and expenses	654
Total expenses before reductions	306,327
Expense reductions	(654)	305,673
Net investment income (loss)		(216,844)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,197,359)
Capital gain distributions from underlying funds	5,745,435
Total net realized gain (loss)		4,548,076
Change in net unrealized appreciation (depreciation) on underlying funds		2,428,844
Net gain (loss)		6,976,920
Net increase (decrease) in net assets resulting from operations		$6,760,076

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(216,844)	$4,822,305
Net realized gain (loss)	4,548,076	6,948,444
Change in net unrealized appreciation (depreciation)	2,428,844	(13,081,892)
Net increase (decrease) in net assets resulting from operations	6,760,076	(1,311,143)
Distributions to shareholders from net investment income	–	(4,856,161)
Distributions to shareholders from net realized gain	(6,512,119)	(854,192)
Total distributions	(6,512,119)	(5,710,353)
Share transactions - net increase (decrease)	2,722,342	4,077,539
Total increase (decrease) in net assets	2,970,299	(2,943,957)
Net Assets
Beginning of period	292,786,413	295,730,370
End of period	$295,756,712	$292,786,413
Other Information
Undistributed net investment income end of period	$–	$1,103
Accumulated net investment loss end of period	$(215,741)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2010 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.15	$12.45	$12.30	$11.15	$10.31	$10.61
Income from Investment Operations
Net investment income (loss)A	–B	.23	.21	.22	.23	.24
Net realized and unrealized gain (loss)	.28	(.26)	.34	1.27	.98	(.26)
Total from investment operations	.28	(.03)	.55	1.49	1.21	(.02)
Distributions from net investment income	–	(.23)	(.21)	(.21)	(.21)	(.23)
Distributions from net realized gain	(.27)	(.04)	(.20)	(.14)	(.16)	(.06)
Total distributions	(.27)	(.27)	(.40)C	(.34)D	(.37)	(.28)E
Net asset value, end of period	$12.16	$12.15	$12.45	$12.30	$11.15	$10.31
Total ReturnF,G,H	2.52%	(.29)%	4.53%	13.49%	11.78%	(.19)%
Ratios to Average Net AssetsI,J
Expenses before reductionsK	- %L	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %L	-%	-%	-%	-%	-%
Expenses net of all reductions	- %L	-%	-%	-%	-%	-%
Net investment income (loss)	.06%L	1.84%	1.67%	1.83%	2.07%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$30,468	$31,048	$43,381	$44,430	$27,416	$22,338
Portfolio turnover rateI	22%L	19%	19%	19%	18%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.196 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.139 per share.

 E Total distributions of $.28 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.055 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Amount represents less than .005%.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2010 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$12.43	$12.29	$11.14	$10.30	$10.60
Income from Investment Operations
Net investment income (loss)A	–B	.22	.20	.20	.22	.23
Net realized and unrealized gain (loss)	.27	(.26)	.33	1.28	.98	(.26)
Total from investment operations	.27	(.04)	.53	1.48	1.20	(.03)
Distributions from net investment income	–	(.22)	(.19)	(.19)	(.20)	(.22)
Distributions from net realized gain	(.27)	(.04)	(.20)	(.14)	(.16)	(.06)
Total distributions	(.27)	(.25)C	(.39)	(.33)	(.36)	(.27)D
Net asset value, end of period	$12.14	$12.14	$12.43	$12.29	$11.14	$10.30
Total ReturnE,F,G	2.44%	(.31)%	4.35%	13.39%	11.69%	(.28)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.04)%J	1.74%	1.57%	1.73%	1.97%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$23,512	$23,770	$28,049	$27,143	$23,896	$20,927
Portfolio turnover rateH	22%J	19%	19%	19%	18%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.036 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2010 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.08	$12.38	$12.24	$11.10	$10.26	$10.56
Income from Investment Operations
Net investment income (loss)A	(.01)	.20	.18	.19	.20	.22
Net realized and unrealized gain (loss)	.27	(.26)	.33	1.27	.98	(.26)
Total from investment operations	.26	(.06)	.51	1.46	1.18	(.04)
Distributions from net investment income	–	(.20)	(.18)	(.18)	(.19)	(.20)
Distributions from net realized gain	(.27)	(.04)	(.20)	(.14)	(.16)	(.06)
Total distributions	(.27)	(.24)	(.37)B	(.32)	(.34)C	(.26)
Net asset value, end of period	$12.07	$12.08	$12.38	$12.24	$11.10	$10.26
Total ReturnD,E,F	2.36%	(.53)%	4.21%	13.20%	11.58%	(.43)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.19)%I	1.59%	1.42%	1.58%	1.82%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$241,776	$237,969	$224,300	$209,377	$167,502	$136,353
Portfolio turnover rateG	22%I	19%	19%	19%	18%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.196 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.157 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	29.2	30.3
VIP Overseas Portfolio Initial Class	11.5	11.2
VIP Government Money Market Portfolio Initial Class 0.21%	10.6	9.4
VIP Growth & Income Portfolio Initial Class	8.0	8.2
VIP Emerging Markets Portfolio Initial Class	7.1	6.0
VIP Equity-Income Portfolio Initial Class	7.0	7.3
VIP Growth Portfolio Initial Class	6.7	7.2
VIP Contrafund Portfolio Initial Class	6.6	6.9
VIP Value Portfolio Initial Class	5.1	5.3
VIP High Income Portfolio Initial Class	3.8	3.7
	95.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.8%
International Equity Funds	18.6%
Bond Funds	33.0%
Short-Term Funds	10.6%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	17.2%
Bond Funds	34.0%
Short-Term Funds	9.4%

VIP Freedom 2015 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	218,805	$6,822,355
VIP Equity-Income Portfolio Initial Class (a)	358,944	7,229,130
VIP Growth & Income Portfolio Initial Class (a)	457,368	8,182,317
VIP Growth Portfolio Initial Class (a)	121,689	6,943,572
VIP Mid Cap Portfolio Initial Class (a)	64,675	1,990,682
VIP Value Portfolio Initial Class (a)	385,104	5,233,569
VIP Value Strategies Portfolio Initial Class (a)	174,720	2,547,420
TOTAL DOMESTIC EQUITY FUNDS
(Cost $29,141,985)		38,949,045

International Equity Funds - 18.6%
VIP Emerging Markets Portfolio Initial Class (a)	849,407	7,347,374
VIP Overseas Portfolio Initial Class (a)	663,674	11,826,670
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,126,114)		19,174,044

Bond Funds - 33.0%
VIP High Income Portfolio Initial Class (a)	748,881	3,954,092
VIP Investment Grade Bond Portfolio Initial Class (a)	2,301,224	30,123,023
TOTAL BOND FUNDS
(Cost $32,779,469)		34,077,115

Short-Term Funds - 10.6%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $10,972,027)	10,972,027	10,972,027
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $91,019,595)		103,172,231
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,600)
NET ASSETS - 100%		$103,159,631

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$7,557,166	$1,119,414	$1,287,540	$--	$6,822,355
VIP Emerging Markets Portfolio Initial Class	6,517,393	1,280,125	904,853	--	7,347,374
VIP Equity-Income Portfolio Initial Class	7,973,999	870,965	1,510,994	--	7,229,130
VIP Government Money Market Portfolio Initial Class 0.21%	10,316,981	3,042,402	2,387,353	8,407	10,972,027
VIP Growth & Income Portfolio Initial Class	8,992,564	1,251,093	1,617,711	--	8,182,317
VIP Growth Portfolio Initial Class	7,864,375	1,211,981	1,152,284	--	6,943,572
VIP High Income Portfolio Initial Class	4,087,254	287,006	666,473	--	3,954,092
VIP Investment Grade Bond Portfolio Initial Class	33,114,714	1,780,811	6,483,662	17,164	30,123,023
VIP Mid Cap Portfolio Initial Class	2,162,001	329,758	387,745	--	1,990,682
VIP Overseas Portfolio Initial Class	12,286,227	2,458,113	2,117,980	--	11,826,670
VIP Value Portfolio Initial Class	5,765,964	438,605	1,051,593	--	5,233,569
VIP Value Strategies Portfolio Initial Class	2,782,739	298,224	538,471	--	2,547,420
Total	$109,421,377	$14,368,497	$20,106,659	$25,571	$103,172,231

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $91,019,595) — See accompanying schedule		$103,172,231
Cash		9
Receivable for investments sold		27,748
Receivable for fund shares sold		17,950
Total assets		103,217,938
Liabilities
Payable for fund shares redeemed	$45,694
Distribution and service plan fees payable	12,613
Total liabilities		58,307
Net Assets		$103,159,631
Net Assets consist of:
Paid in capital		$89,851,996
Accumulated net investment loss		(49,886)
Accumulated undistributed net realized gain (loss) on investments		1,204,885
Net unrealized appreciation (depreciation) on investments		12,152,636
Net Assets		$103,159,631
Initial Class:
Net Asset Value, offering price and redemption price per share ($34,057,685 ÷ 2,800,584 shares)		$12.16
Service Class:
Net Asset Value, offering price and redemption price per share ($14,386,582 ÷ 1,185,541 shares)		$12.14
Service Class 2:
Net Asset Value, offering price and redemption price per share ($54,715,364 ÷ 4,526,725 shares)		$12.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$25,571
Expenses
Distribution and service plan fees	$75,457
Independent trustees' fees and expenses	235
Total expenses before reductions	75,692
Expense reductions	(235)	75,457
Net investment income (loss)		(49,886)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(687,682)
Capital gain distributions from underlying funds	2,485,056
Total net realized gain (loss)		1,797,374
Change in net unrealized appreciation (depreciation) on underlying funds		176,693
Net gain (loss)		1,974,067
Net increase (decrease) in net assets resulting from operations		$1,924,181

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(49,886)	$1,892,992
Net realized gain (loss)	1,797,374	3,226,007
Change in net unrealized appreciation (depreciation)	176,693	(5,457,901)
Net increase (decrease) in net assets resulting from operations	1,924,181	(338,902)
Distributions to shareholders from net investment income	–	(1,908,034)
Distributions to shareholders from net realized gain	(2,815,617)	(580,275)
Total distributions	(2,815,617)	(2,488,309)
Share transactions - net increase (decrease)	(5,357,030)	(6,382,025)
Total increase (decrease) in net assets	(6,248,466)	(9,209,236)
Net Assets
Beginning of period	109,408,097	118,617,333
End of period	$103,159,631	$109,408,097
Other Information
Accumulated net investment loss end of period	$(49,886)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2015 Portfolio Initial Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$12.58	$12.43	$11.22	$10.38	$10.70
Income from Investment Operations
Net investment income (loss)A	–B	.23	.21	.21	.22	.23
Net realized and unrealized gain (loss)	.24	(.27)	.37	1.39	1.04	(.27)
Total from investment operations	.24	(.04)	.58	1.60	1.26	(.04)
Distributions from net investment income	–	(.24)	(.21)	(.22)	(.23)	(.23)
Distributions from net realized gain	(.32)	(.07)	(.22)	(.18)	(.20)	(.06)
Total distributions	(.32)	(.30)C	(.43)	(.39)D	(.42)E	(.28)F
Net asset value, end of period	$12.16	$12.24	$12.58	$12.43	$11.22	$10.38
Total ReturnG,H,I	2.24%	(.33)%	4.70%	14.41%	12.23%	(.36)%
Ratios to Average Net AssetsJ,K
Expenses before reductionsL	- %M	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %M	-%	-%	-%	-%	-%
Expenses net of all reductions	- %M	-%	-%	-%	-%	-%
Net investment income (loss)	.05%M	1.82%	1.68%	1.79%	2.01%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$34,058	$35,352	$39,455	$41,070	$36,449	$38,879
Portfolio turnover rateJ	28%M	27%	29%	29%	28%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.065 per share.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.175 per share.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.195 per share.

 F Total distributions of $.28 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.055 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Amount represents less than .005%.

 M Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2015 Portfolio Service Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.22	$12.56	$12.41	$11.21	$10.37	$10.69
Income from Investment Operations
Net investment income (loss)A	–B	.22	.20	.20	.21	.22
Net realized and unrealized gain (loss)	.24	(.27)	.37	1.38	1.04	(.26)
Total from investment operations	.24	(.05)	.57	1.58	1.25	(.04)
Distributions from net investment income	–	(.22)	(.20)	(.21)	(.22)	(.22)
Distributions from net realized gain	(.32)	(.07)	(.22)	(.18)	(.20)	(.06)
Total distributions	(.32)	(.29)	(.42)	(.38)C	(.41)D	(.28)
Net asset value, end of period	$12.14	$12.22	$12.56	$12.41	$11.21	$10.37
Total ReturnE,F,G	2.24%	(.44)%	4.63%	14.24%	12.13%	(.41)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.05)%J	1.72%	1.58%	1.69%	1.91%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$14,387	$16,378	$15,842	$10,762	$6,600	$7,743
Portfolio turnover rateH	28%J	27%	29%	29%	28%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.175 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.195 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2015 Portfolio Service Class 2

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$12.52	$12.37	$11.17	$10.34	$10.65
Income from Investment Operations
Net investment income (loss)A	(.01)	.20	.18	.18	.19	.21
Net realized and unrealized gain (loss)	.23	(.26)	.37	1.38	1.03	(.26)
Total from investment operations	.22	(.06)	.55	1.56	1.22	(.05)
Distributions from net investment income	–	(.20)	(.18)	(.19)	(.20)	(.20)
Distributions from net realized gain	(.32)	(.07)	(.22)	(.18)	(.20)	(.06)
Total distributions	(.32)	(.27)	(.40)	(.36)B	(.39)C	(.26)
Net asset value, end of period	$12.09	$12.19	$12.52	$12.37	$11.17	$10.34
Total ReturnD,E,F	2.08%	(.51)%	4.45%	14.10%	11.90%	(.52)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.20)%I	1.57%	1.43%	1.54%	1.76%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$54,715	$57,679	$63,321	$62,652	$60,594	$55,246
Portfolio turnover rateG	28%I	27%	29%	29%	28%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.175 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.195 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	26.8	27.1
VIP Overseas Portfolio Initial Class	13.0	12.6
VIP Growth & Income Portfolio Initial Class	8.8	9.1
VIP Equity-Income Portfolio Initial Class	7.8	8.1
VIP Emerging Markets Portfolio Initial Class	7.5	6.4
VIP Growth Portfolio Initial Class	7.5	8.0
VIP Contrafund Portfolio Initial Class	7.3	7.7
VIP Government Money Market Portfolio Initial Class 0.21%	7.0	6.5
VIP Value Portfolio Initial Class	5.6	5.8
VIP High Income Portfolio Initial Class	3.9	3.7
	95.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	41.8%
International Equity Funds	20.5%
Bond Funds	30.7%
Short-Term Funds	7.0%

Six months ago
Domestic Equity Funds	43.7%
International Equity Funds	19.0%
Bond Funds	30.8%
Short-Term Funds	6.5%

VIP Freedom 2020 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,697,171	$52,917,789
VIP Equity-Income Portfolio Initial Class (a)	2,784,403	56,077,872
VIP Growth & Income Portfolio Initial Class (a)	3,548,113	63,475,738
VIP Growth Portfolio Initial Class (a)	943,851	53,856,119
VIP Mid Cap Portfolio Initial Class (a)	500,935	15,418,792
VIP Value Portfolio Initial Class (a)	2,986,665	40,588,775
VIP Value Strategies Portfolio Initial Class (a)	1,360,379	19,834,327
TOTAL DOMESTIC EQUITY FUNDS
(Cost $231,220,836)		302,169,412

International Equity Funds - 20.5%
VIP Emerging Markets Portfolio Initial Class (a)	6,311,080	54,590,843
VIP Overseas Portfolio Initial Class (a)	5,258,088	93,699,124
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $140,209,980)		148,289,967

Bond Funds - 30.7%
VIP High Income Portfolio Initial Class (a)	5,247,105	27,704,713
VIP Investment Grade Bond Portfolio Initial Class (a)	14,791,266	193,617,675
TOTAL BOND FUNDS
(Cost $218,410,577)		221,322,388

Short-Term Funds - 7.0%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $50,281,394)	50,281,394	50,281,394
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $640,122,787)		722,063,161
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120,546)
NET ASSETS - 100%		$721,942,615

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$55,968,120	$6,498,690	$5,485,229	$--	$52,917,789
VIP Emerging Markets Portfolio Initial Class	46,527,233	7,242,943	2,646,670	--	54,590,843
VIP Equity-Income Portfolio Initial Class	59,053,501	4,808,894	7,207,163	--	56,077,872
VIP Government Money Market Portfolio Initial Class 0.21%	47,243,314	11,761,375	8,723,295	39,179	50,281,394
VIP Growth & Income Portfolio Initial Class	66,589,000	7,110,733	7,112,830	--	63,475,738
VIP Growth Portfolio Initial Class	58,254,565	7,298,968	4,515,775	--	53,856,119
VIP High Income Portfolio Initial Class	27,331,359	1,219,509	2,592,220	--	27,704,713
VIP Investment Grade Bond Portfolio Initial Class	198,513,537	7,566,382	23,201,352	103,579	193,617,675
VIP Mid Cap Portfolio Initial Class	16,008,525	1,919,934	1,717,400	--	15,418,792
VIP Overseas Portfolio Initial Class	92,381,031	15,340,354	8,042,129	--	93,699,124
VIP Value Portfolio Initial Class	42,695,610	1,835,567	4,677,092	--	40,588,775
VIP Value Strategies Portfolio Initial Class	20,603,221	1,523,378	2,408,446	--	19,834,327
Total	$731,169,016	$74,126,727	$78,329,601	$142,758	$722,063,161

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $640,122,787) — See accompanying schedule		$722,063,161
Cash		1
Receivable for investments sold		224,774
Receivable for fund shares sold		72,482
Total assets		722,360,418
Liabilities
Payable for fund shares redeemed	$297,258
Distribution and service plan fees payable	120,545
Total liabilities		417,803
Net Assets		$721,942,615
Net Assets consist of:
Paid in capital		$628,513,469
Accumulated net investment loss		(568,568)
Accumulated undistributed net realized gain (loss) on investments		12,057,340
Net unrealized appreciation (depreciation) on investments		81,940,374
Net Assets		$721,942,615
Initial Class:
Net Asset Value, offering price and redemption price per share ($85,772,688 ÷ 6,986,370 shares)		$12.28
Service Class:
Net Asset Value, offering price and redemption price per share ($97,527,119 ÷ 7,966,837 shares)		$12.24
Service Class 2:
Net Asset Value, offering price and redemption price per share ($538,642,808 ÷ 44,177,178 shares)		$12.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$142,758
Expenses
Distribution and service plan fees	$711,326
Independent trustees' fees and expenses	1,612
Total expenses before reductions	712,938
Expense reductions	(1,612)	711,326
Net investment income (loss)		(568,568)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(3,616,422)
Capital gain distributions from underlying funds	18,579,061
Total net realized gain (loss)		14,962,639
Change in net unrealized appreciation (depreciation) on underlying funds		(1,286,566)
Net gain (loss)		13,676,073
Net increase (decrease) in net assets resulting from operations		$13,107,505

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(568,568)	$12,395,889
Net realized gain (loss)	14,962,639	24,187,268
Change in net unrealized appreciation (depreciation)	(1,286,566)	(39,900,486)
Net increase (decrease) in net assets resulting from operations	13,107,505	(3,317,329)
Distributions to shareholders from net investment income	–	(12,431,723)
Distributions to shareholders from net realized gain	(21,992,698)	(3,252,644)
Total distributions	(21,992,698)	(15,684,367)
Share transactions - net increase (decrease)	(218,360)	(11,659,744)
Total increase (decrease) in net assets	(9,103,553)	(30,661,440)
Net Assets
Beginning of period	731,046,168	761,707,608
End of period	$721,942,615	$731,046,168
Other Information
Accumulated net investment loss end of period	$(568,568)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2020 Portfolio Initial Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$12.77	$12.61	$11.21	$10.21	$10.59
Income from Investment Operations
Net investment income (loss)A	–B	.24	.22	.22	.24	.26
Net realized and unrealized gain (loss)	.22	(.27)	.38	1.56	1.12	(.37)
Total from investment operations	.22	(.03)	.60	1.78	1.36	(.11)
Distributions from net investment income	–	(.24)	(.22)	(.22)	(.23)	(.23)
Distributions from net realized gain	(.38)	(.06)	(.23)	(.16)	(.13)	(.04)
Total distributions	(.38)	(.30)	(.44)C	(.38)	(.36)	(.27)
Net asset value, end of period	$12.28	$12.44	$12.77	$12.61	$11.21	$10.21
Total ReturnD,E,F	2.07%	(.27)%	4.82%	16.01%	13.38%	(1.03)%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	.04%J	1.84%	1.70%	1.84%	2.16%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$85,773	$87,496	$101,533	$91,328	$58,113	$47,731
Portfolio turnover rateG	21%J	17%	15%	20%	15%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.227 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2020 Portfolio Service Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.41	$12.74	$12.59	$11.19	$10.20	$10.58
Income from Investment Operations
Net investment income (loss)A	–B	.23	.20	.21	.23	.25
Net realized and unrealized gain (loss)	.21	(.27)	.38	1.56	1.11	(.37)
Total from investment operations	.21	(.04)	.58	1.77	1.34	(.12)
Distributions from net investment income	–	(.23)	(.21)	(.21)	(.22)	(.22)
Distributions from net realized gain	(.38)	(.06)	(.23)	(.16)	(.13)	(.04)
Total distributions	(.38)	(.29)	(.43)C	(.37)	(.35)	(.26)
Net asset value, end of period	$12.24	$12.41	$12.74	$12.59	$11.19	$10.20
Total ReturnD,E,F	1.99%	(.37)%	4.66%	15.95%	13.19%	(1.12)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.06)%I	1.74%	1.60%	1.74%	2.06%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$97,527	$94,022	$76,679	$65,867	$45,779	$36,818
Portfolio turnover rateG	21%I	17%	15%	20%	15%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.227 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2020 Portfolio Service Class 2

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$12.70	$12.54	$11.16	$10.17	$10.55
Income from Investment Operations
Net investment income (loss)A	(.01)	.21	.18	.19	.21	.24
Net realized and unrealized gain (loss)	.20	(.27)	.39	1.54	1.11	(.37)
Total from investment operations	.19	(.06)	.57	1.73	1.32	(.13)
Distributions from net investment income	–	(.21)	(.18)	(.19)	(.20)	(.21)
Distributions from net realized gain	(.38)	(.06)	(.23)	(.16)	(.13)	(.04)
Total distributions	(.38)	(.26)B	(.41)	(.35)	(.33)	(.25)
Net asset value, end of period	$12.19	$12.38	$12.70	$12.54	$11.16	$10.17
Total ReturnC,D,E	1.83%	(.46)%	4.60%	15.63%	13.07%	(1.24)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.21)%H	1.59%	1.45%	1.59%	1.91%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$538,643	$549,528	$583,496	$582,722	$520,011	$426,477
Portfolio turnover rateF	21%H	17%	15%	20%	15%	10%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.056 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Investment Grade Bond Portfolio Initial Class	22.0	23.0
VIP Overseas Portfolio Initial Class	14.4	14.4
VIP Growth & Income Portfolio Initial Class	9.8	10.2
VIP Equity-Income Portfolio Initial Class	8.6	9.0
VIP Growth Portfolio Initial Class	8.3	8.9
VIP Contrafund Portfolio Initial Class	8.2	8.6
VIP Emerging Markets Portfolio Initial Class	8.1	6.8
VIP Value Portfolio Initial Class	6.3	6.5
VIP Government Money Market Portfolio Initial Class 0.21%	5.1	3.3
VIP High Income Portfolio Initial Class	3.8	3.7
	94.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	46.6%
International Equity Funds	22.5%
Bond Funds	25.8%
Short-Term Funds	5.1%

Six months ago
Domestic Equity Funds	48.8%
International Equity Funds	21.2%
Bond Funds	26.7%
Short-Term Funds	3.3%

VIP Freedom 2025 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	329,742	$10,281,340
VIP Equity-Income Portfolio Initial Class (a)	540,847	10,892,653
VIP Growth & Income Portfolio Initial Class (a)	689,010	12,326,384
VIP Growth Portfolio Initial Class (a)	183,379	10,463,579
VIP Mid Cap Portfolio Initial Class (a)	97,975	3,015,673
VIP Value Portfolio Initial Class (a)	580,747	7,892,349
VIP Value Strategies Portfolio Initial Class (a)	263,698	3,844,720
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,724,907)		58,716,698

International Equity Funds - 22.5%
VIP Emerging Markets Portfolio Initial Class (a)	1,171,602	10,134,358
VIP Overseas Portfolio Initial Class (a)	1,021,019	18,194,562
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $27,566,830)		28,328,920

Bond Funds - 25.8%
VIP High Income Portfolio Initial Class (a)	917,513	4,844,468
VIP Investment Grade Bond Portfolio Initial Class (a)	2,116,270	27,701,979
TOTAL BOND FUNDS
(Cost $32,235,622)		32,546,447

Short-Term Funds - 5.1%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $6,512,287)	6,512,287	6,512,287
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $117,039,646)		126,104,352
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,302)
NET ASSETS - 100%		$126,089,050

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$9,757,612	$2,129,395	$934,104	$--	$10,281,340
VIP Emerging Markets Portfolio Initial Class	7,812,141	2,099,786	420,841	--	10,134,358
VIP Equity-Income Portfolio Initial Class	10,299,890	1,974,132	1,326,271	--	10,892,653
VIP Government Money Market Portfolio Initial Class 0.21%	3,765,099	3,555,105	807,917	4,015	6,512,287
VIP Growth & Income Portfolio Initial Class	11,614,475	2,430,286	1,214,603	--	12,326,384
VIP Growth Portfolio Initial Class	10,159,178	2,336,343	807,335	--	10,463,579
VIP High Income Portfolio Initial Class	4,272,157	707,811	429,756	--	4,844,468
VIP Investment Grade Bond Portfolio Initial Class	26,202,534	4,863,635	4,867,717	13,888	27,701,979
VIP Mid Cap Portfolio Initial Class	2,792,118	623,713	271,788	--	3,015,673
VIP Overseas Portfolio Initial Class	16,448,853	4,247,757	1,412,078	--	18,194,562
VIP Value Portfolio Initial Class	7,446,789	1,083,560	791,100	--	7,892,349
VIP Value Strategies Portfolio Initial Class	3,593,628	639,362	422,185	--	3,844,720
Total	$114,164,474	$26,690,885	$13,705,695	$17,903	$126,104,352

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $117,039,646) — See accompanying schedule		$126,104,352
Cash		1
Receivable for investments sold		158,095
Receivable for fund shares sold		32,790
Total assets		126,295,238
Liabilities
Payable for investments purchased	$9,899
Payable for fund shares redeemed	180,987
Distribution and service plan fees payable	15,302
Total liabilities		206,188
Net Assets		$126,089,050
Net Assets consist of:
Paid in capital		$114,983,734
Accumulated net investment loss		(67,752)
Accumulated undistributed net realized gain (loss) on investments		2,108,362
Net unrealized appreciation (depreciation) on investments		9,064,706
Net Assets		$126,089,050
Initial Class:
Net Asset Value, offering price and redemption price per share ($26,285,436 ÷ 2,086,033 shares)		$12.60
Service Class:
Net Asset Value, offering price and redemption price per share ($43,305,703 ÷ 3,445,465 shares)		$12.57
Service Class 2:
Net Asset Value, offering price and redemption price per share ($56,497,911 ÷ 4,518,224 shares)		$12.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$17,903
Expenses
Distribution and service plan fees	$85,655
Independent trustees' fees and expenses	260
Total expenses before reductions	85,915
Expense reductions	(260)	85,655
Net investment income (loss)		(67,752)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(453,447)
Capital gain distributions from underlying funds	3,249,144
Total net realized gain (loss)		2,795,697
Change in net unrealized appreciation (depreciation) on underlying funds		(591,870)
Net gain (loss)		2,203,827
Net increase (decrease) in net assets resulting from operations		$2,136,075

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(67,752)	$1,995,498
Net realized gain (loss)	2,795,697	3,896,247
Change in net unrealized appreciation (depreciation)	(591,870)	(6,445,911)
Net increase (decrease) in net assets resulting from operations	2,136,075	(554,166)
Distributions to shareholders from net investment income	–	(1,997,317)
Distributions to shareholders from net realized gain	(3,520,684)	(616,161)
Total distributions	(3,520,684)	(2,613,478)
Share transactions - net increase (decrease)	13,323,134	11,524,589
Total increase (decrease) in net assets	11,938,525	8,356,945
Net Assets
Beginning of period	114,150,525	105,793,580
End of period	$126,089,050	$114,150,525
Other Information
Accumulated net investment loss end of period	$(67,752)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2025 Portfolio Initial Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$13.16	$12.99	$11.20	$10.02	$10.49
Income from Investment Operations
Net investment income (loss)A	–B	.26	.24	.25	.24	.24
Net realized and unrealized gain (loss)	.17	(.28)	.41	1.97	1.27	(.46)
Total from investment operations	.17	(.02)	.65	2.22	1.51	(.22)
Distributions from net investment income	–	(.25)	(.22)	(.23)	(.21)	(.22)
Distributions from net realized gain	(.39)	(.07)	(.26)	(.20)	(.12)	(.03)
Total distributions	(.39)	(.32)	(.48)	(.43)	(.33)	(.25)
Net asset value, end of period	$12.60	$12.82	$13.16	$12.99	$11.20	$10.02
Total ReturnC,D,E	1.68%	(.18)%	5.06%	19.95%	15.11%	(2.11)%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	.03%I	1.91%	1.78%	2.03%	2.17%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$26,285	$25,152	$26,137	$24,548	$17,792	$15,537
Portfolio turnover rateF	23%I	20%	29%	30%	34%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2025 Portfolio Service Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$13.14	$12.97	$11.18	$10.01	$10.49
Income from Investment Operations
Net investment income (loss)A	–B	.24	.22	.23	.22	.23
Net realized and unrealized gain (loss)	.17	(.28)	.42	1.98	1.27	(.47)
Total from investment operations	.17	(.04)	.64	2.21	1.49	(.24)
Distributions from net investment income	–	(.23)	(.21)	(.22)	(.20)	(.21)
Distributions from net realized gain	(.39)	(.07)	(.26)	(.20)	(.12)	(.03)
Total distributions	(.39)	(.31)C	(.47)	(.42)	(.32)	(.24)
Net asset value, end of period	$12.57	$12.79	$13.14	$12.97	$11.18	$10.01
Total ReturnD,E,F	1.68%	(.36)%	4.98%	19.89%	14.97%	(2.26)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.07)%I	1.81%	1.68%	1.93%	2.07%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$43,306	$36,677	$30,291	$21,780	$16,558	$7,149
Portfolio turnover rateG	23%I	20%	29%	30%	34%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.072 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2025 Portfolio Service Class 2

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$13.09	$12.92	$11.14	$9.97	$10.44
Income from Investment Operations
Net investment income (loss)A	(.01)	.22	.20	.22	.21	.21
Net realized and unrealized gain (loss)	.16	(.28)	.42	1.96	1.26	(.45)
Total from investment operations	.15	(.06)	.62	2.18	1.47	(.24)
Distributions from net investment income	–	(.22)	(.19)	(.20)	(.18)	(.19)
Distributions from net realized gain	(.39)	(.07)	(.26)	(.20)	(.12)	(.03)
Total distributions	(.39)	(.29)	(.45)	(.40)	(.30)	(.23)B
Net asset value, end of period	$12.50	$12.74	$13.09	$12.92	$11.14	$9.97
Total ReturnC,D,E	1.53%	(.50)%	4.85%	19.71%	14.80%	(2.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.22)%H	1.66%	1.53%	1.78%	1.92%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$56,498	$52,321	$49,366	$46,379	$33,051	$25,869
Portfolio turnover rateF	23%H	20%	29%	30%	34%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.033 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	17.9	17.8
VIP Growth & Income Portfolio Initial Class	11.9	12.3
VIP Investment Grade Bond Portfolio Initial Class	11.6	10.5
VIP Equity-Income Portfolio Initial Class	10.6	10.9
VIP Growth Portfolio Initial Class	10.1	10.7
VIP Contrafund Portfolio Initial Class	10.0	10.3
VIP Emerging Markets Portfolio Initial Class	9.1	7.8
VIP Value Portfolio Initial Class	7.6	7.9
VIP High Income Portfolio Initial Class	3.8	3.8
VIP Value Strategies Portfolio Initial Class	3.7	3.8
	96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.8%
International Equity Funds	27.0%
Bond Funds	15.4%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	58.8%
International Equity Funds	25.6%
Bond Funds	14.3%
Short-Term Funds	1.3%

VIP Freedom 2030 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	851,792	$26,558,865
VIP Equity-Income Portfolio Initial Class (a)	1,397,350	28,142,622
VIP Growth & Income Portfolio Initial Class (a)	1,780,541	31,853,875
VIP Growth Portfolio Initial Class (a)	473,719	27,030,392
VIP Mid Cap Portfolio Initial Class (a)	251,771	7,749,520
VIP Value Portfolio Initial Class (a)	1,499,226	20,374,486
VIP Value Strategies Portfolio Initial Class (a)	681,149	9,931,146
TOTAL DOMESTIC EQUITY FUNDS
(Cost $131,266,773)		151,640,906

International Equity Funds - 27.0%
VIP Emerging Markets Portfolio Initial Class (a)	2,810,950	24,314,718
VIP Overseas Portfolio Initial Class (a)	2,675,015	47,668,759
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $70,453,666)		71,983,477

Bond Funds - 15.4%
VIP High Income Portfolio Initial Class (a)	1,949,407	10,292,868
VIP Investment Grade Bond Portfolio Initial Class (a)	2,359,501	30,885,867
TOTAL BOND FUNDS
(Cost $41,089,836)		41,178,735

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $2,147,307)	2,147,307	2,147,307
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $244,957,582)		266,950,425
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,583)
NET ASSETS - 100%		$266,917,842

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$26,983,105	$3,690,408	$2,210,307	$--	$26,558,865
VIP Emerging Markets Portfolio Initial Class	20,408,441	3,475,218	1,086,958	--	24,314,718
VIP Equity-Income Portfolio Initial Class	28,466,124	3,335,688	3,432,799	--	28,142,622
VIP Government Money Market Portfolio Initial Class 0.21%	3,467,507	328,189	1,648,390	1,831	2,147,307
VIP Growth & Income Portfolio Initial Class	32,094,830	4,013,807	2,810,540	--	31,853,875
VIP Growth Portfolio Initial Class	28,091,218	4,767,723	2,421,503	--	27,030,392
VIP High Income Portfolio Initial Class	9,812,148	944,347	1,101,526	--	10,292,868
VIP Investment Grade Bond Portfolio Initial Class	27,531,638	4,875,503	3,132,441	14,689	30,885,867
VIP Mid Cap Portfolio Initial Class	7,717,230	1,066,549	665,653	--	7,749,520
VIP Overseas Portfolio Initial Class	46,685,271	7,093,046	3,057,730	--	47,668,759
VIP Value Portfolio Initial Class	20,580,872	1,268,475	1,852,340	--	20,374,486
VIP Value Strategies Portfolio Initial Class	9,929,818	923,684	991,261	--	9,931,146
Total	$261,768,202	$35,782,637	$24,411,448	$16,520	$266,950,425

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $244,957,582) — See accompanying schedule		$266,950,425
Cash		1
Receivable for investments sold		141,699
Receivable for fund shares sold		206,097
Total assets		267,298,222
Liabilities
Payable for investments purchased	$184,414
Payable for fund shares redeemed	163,385
Distribution and service plan fees payable	32,581
Total liabilities		380,380
Net Assets		$266,917,842
Net Assets consist of:
Paid in capital		$239,270,572
Accumulated net investment loss		(174,231)
Accumulated undistributed net realized gain (loss) on investments		5,828,658
Net unrealized appreciation (depreciation) on investments		21,992,843
Net Assets		$266,917,842
Initial Class:
Net Asset Value, offering price and redemption price per share ($72,038,223 ÷ 5,876,556 shares)		$12.26
Service Class:
Net Asset Value, offering price and redemption price per share ($64,968,239 ÷ 5,310,420 shares)		$12.23
Service Class 2:
Net Asset Value, offering price and redemption price per share ($129,911,380 ÷ 10,661,450 shares)		$12.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$16,520
Expenses
Distribution and service plan fees	$190,751
Independent trustees' fees and expenses	582
Total expenses before reductions	191,333
Expense reductions	(582)	190,751
Net investment income (loss)		(174,231)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,029,311)
Capital gain distributions from underlying funds	8,865,394
Total net realized gain (loss)		7,836,083
Change in net unrealized appreciation (depreciation) on underlying funds		(5,159,657)
Net gain (loss)		2,676,426
Net increase (decrease) in net assets resulting from operations		$2,502,195

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(174,231)	$4,258,626
Net realized gain (loss)	7,836,083	10,767,824
Change in net unrealized appreciation (depreciation)	(5,159,657)	(16,539,898)
Net increase (decrease) in net assets resulting from operations	2,502,195	(1,513,448)
Distributions to shareholders from net investment income	–	(4,262,242)
Distributions to shareholders from net realized gain	(9,998,871)	(1,432,334)
Total distributions	(9,998,871)	(5,694,576)
Share transactions - net increase (decrease)	12,679,633	(8,052,132)
Total increase (decrease) in net assets	5,182,957	(15,260,156)
Net Assets
Beginning of period	261,734,885	276,995,041
End of period	$266,917,842	$261,734,885
Other Information
Accumulated net investment loss end of period	$(174,231)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2030 Portfolio Initial Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$13.01	$12.84	$10.88	$9.70	$10.21
Income from Investment Operations
Net investment income (loss)A	–B	.22	.22	.22	.25	.23
Net realized and unrealized gain (loss)	.06	(.25)	.41	2.12	1.26	(.49)
Total from investment operations	.06	(.03)	.63	2.34	1.51	(.26)
Distributions from net investment income	–	(.23)	(.21)	(.21)	(.23)	(.22)
Distributions from net realized gain	(.48)	(.07)	(.25)	(.17)	(.10)	(.03)
Total distributions	(.48)	(.30)	(.46)	(.38)	(.33)	(.25)
Net asset value, end of period	$12.26	$12.68	$13.01	$12.84	$10.88	$9.70
Total ReturnC,D,E	.95%	(.24)%	4.96%	21.66%	15.58%	(2.60)%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I	-%	-%	-%	-%	-%
Expenses net of all reductions	- %I	-%	-%	-%	-%	-%
Net investment income (loss)	.01%I	1.66%	1.70%	1.88%	2.39%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$72,038	$68,661	$72,243	$64,173	$39,111	$30,601
Portfolio turnover rateF	19%I	26%	18%	30%	17%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2030 Portfolio Service Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$12.99	$12.82	$10.87	$9.69	$10.20
Income from Investment Operations
Net investment income (loss)A	(.01)	.21	.21	.21	.24	.22
Net realized and unrealized gain (loss)	.06	(.25)	.41	2.11	1.26	(.49)
Total from investment operations	.05	(.04)	.62	2.32	1.50	(.27)
Distributions from net investment income	–	(.22)	(.19)	(.20)	(.22)	(.21)
Distributions from net realized gain	(.48)	(.07)	(.25)	(.17)	(.10)	(.03)
Total distributions	(.48)	(.29)	(.45)B	(.37)	(.32)	(.24)
Net asset value, end of period	$12.23	$12.66	$12.99	$12.82	$10.87	$9.69
Total ReturnC,D,E	.87%	(.34)%	4.86%	21.50%	15.48%	(2.70)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.09)%H	1.56%	1.60%	1.78%	2.29%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$64,968	$59,096	$53,484	$46,868	$32,295	$28,666
Portfolio turnover rateF	19%H	26%	18%	30%	17%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.254 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2030 Portfolio Service Class 2

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$12.95	$12.78	$10.83	$9.67	$10.18
Income from Investment Operations
Net investment income (loss)A	(.01)	.19	.19	.19	.23	.21
Net realized and unrealized gain (loss)	.06	(.25)	.41	2.11	1.23	(.50)
Total from investment operations	.05	(.06)	.60	2.30	1.46	(.29)
Distributions from net investment income	–	(.20)	(.18)	(.18)	(.21)	(.19)
Distributions from net realized gain	(.48)	(.07)	(.25)	(.17)	(.10)	(.03)
Total distributions	(.48)	(.27)	(.43)	(.35)	(.30)B	(.22)
Net asset value, end of period	$12.19	$12.62	$12.95	$12.78	$10.83	$9.67
Total ReturnC,D,E	.87%	(.53)%	4.74%	21.41%	15.18%	(2.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.24)%H	1.41%	1.45%	1.63%	2.14%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$129,911	$133,978	$151,268	$131,930	$94,419	$59,671
Portfolio turnover rateF	19%H	26%	18%	30%	17%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.096 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	20.0	19.9
VIP Growth & Income Portfolio Initial Class	13.4	13.5
VIP Equity-Income Portfolio Initial Class	11.8	12.0
VIP Growth Portfolio Initial Class	11.3	11.8
VIP Contrafund Portfolio Initial Class	11.1	11.3
VIP Emerging Markets Portfolio Initial Class	9.8	8.3
VIP Value Portfolio Initial Class	8.5	8.7
VIP Value Strategies Portfolio Initial Class	4.2	4.2
VIP High Income Portfolio Initial Class	3.8	3.8
VIP Mid Cap Portfolio Initial Class	3.2	3.2
	97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.5%
International Equity Funds	29.8%
Bond Funds	5.9%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	64.7%
International Equity Funds	28.2%
Bond Funds	5.8%
Short-Term Funds	1.3%

VIP Freedom 2035 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	102,569	$3,198,108
VIP Equity-Income Portfolio Initial Class (a)	168,275	3,389,060
VIP Growth & Income Portfolio Initial Class (a)	214,497	3,837,354
VIP Growth Portfolio Initial Class (a)	57,048	3,255,160
VIP Mid Cap Portfolio Initial Class (a)	30,124	927,203
VIP Value Portfolio Initial Class (a)	180,393	2,451,543
VIP Value Strategies Portfolio Initial Class (a)	81,933	1,194,589
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,915,811)		18,253,017

International Equity Funds - 29.8%
VIP Emerging Markets Portfolio Initial Class (a)	323,937	2,802,057
VIP Overseas Portfolio Initial Class (a)	323,394	5,762,878
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,922,091)		8,564,935

Bond Funds - 5.9%
VIP High Income Portfolio Initial Class (a)	210,445	1,111,148
VIP Investment Grade Bond Portfolio Initial Class (a)	45,486	595,408
TOTAL BOND FUNDS
(Cost $1,735,433)		1,706,556

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $231,837)	231,837	231,837
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $29,805,172)		28,756,345
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,174)
NET ASSETS - 100%		$28,751,171

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$2,672,572	$914,733	$221,356	$--	$3,198,108
VIP Emerging Markets Portfolio Initial Class	1,961,877	780,307	117,454	--	2,802,057
VIP Equity-Income Portfolio Initial Class	2,820,554	898,847	332,761	--	3,389,060
VIP Government Money Market Portfolio Initial Class 0.21%	312,017	73,174	153,355	182	231,837
VIP Growth & Income Portfolio Initial Class	3,181,522	1,034,388	258,804	--	3,837,354
VIP Growth Portfolio Initial Class	2,780,156	1,067,121	269,793	--	3,255,160
VIP High Income Portfolio Initial Class	884,011	273,753	111,888	--	1,111,148
VIP Investment Grade Bond Portfolio Initial Class	480,847	158,584	73,669	254	595,408
VIP Mid Cap Portfolio Initial Class	764,849	260,558	67,646	--	927,203
VIP Overseas Portfolio Initial Class	4,680,687	1,684,117	286,289	--	5,762,878
VIP Value Portfolio Initial Class	2,040,008	537,849	179,423	--	2,451,543
VIP Value Strategies Portfolio Initial Class	984,905	290,418	96,055	--	1,194,589
Total	$23,564,005	$7,973,849	$2,168,493	$436	$28,756,345

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $29,805,172) — See accompanying schedule		$28,756,345
Cash		1
Receivable for investments sold		24
Receivable for fund shares sold		15,875
Total assets		28,772,245
Liabilities
Payable for investments purchased	$15,555
Payable for fund shares redeemed	345
Distribution and service plan fees payable	5,174
Total liabilities		21,074
Net Assets		$28,751,171
Net Assets consist of:
Paid in capital		$29,216,418
Accumulated net investment loss		(28,105)
Accumulated undistributed net realized gain (loss) on investments		611,685
Net unrealized appreciation (depreciation) on investments		(1,048,827)
Net Assets		$28,751,171
Initial Class:
Net Asset Value, offering price and redemption price per share ($2,314,096 ÷ 125,211 shares)		$18.48
Service Class:
Net Asset Value, offering price and redemption price per share ($2,377,773 ÷ 128,846 shares)		$18.45
Service Class 2:
Net Asset Value, offering price and redemption price per share ($24,059,302 ÷ 1,310,343 shares)		$18.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$436
Expenses
Distribution and service plan fees	$27,641
Independent trustees' fees and expenses	55
Total expenses before reductions	27,696
Expense reductions	(55)	27,641
Net investment income (loss)		(27,205)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(124,242)
Capital gain distributions from underlying funds	893,103
Total net realized gain (loss)		768,861
Change in net unrealized appreciation (depreciation) on underlying funds		(488,788)
Net gain (loss)		280,073
Net increase (decrease) in net assets resulting from operations		$252,868

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(27,205)	$339,744
Net realized gain (loss)	768,861	728,939
Change in net unrealized appreciation (depreciation)	(488,788)	(1,301,660)
Net increase (decrease) in net assets resulting from operations	252,868	(232,977)
Distributions to shareholders from net investment income	(1,296)	(339,892)
Distributions to shareholders from net realized gain	(742,511)	(114,912)
Total distributions	(743,807)	(454,804)
Share transactions - net increase (decrease)	5,682,353	9,034,191
Total increase (decrease) in net assets	5,191,414	8,346,410
Net Assets
Beginning of period	23,559,757	15,213,347
End of period	$28,751,171	$23,559,757
Other Information
Undistributed net investment income end of period	$–	$396
Accumulated net investment loss end of period	$(28,105)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2035 Portfolio Initial Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.05	$19.52	$19.16	$15.76	$13.82	$14.74
Income from Investment Operations
Net investment income (loss)A	–B	.39	.39	.66	.49	.27
Net realized and unrealized gain (loss)	–B	(.44)	.55	3.24	1.83	(.85)
Total from investment operations	–B	(.05)	.94	3.90	2.32	(.58)
Distributions from net investment income	–B	(.32)	(.29)	(.29)	(.31)	(.28)
Distributions from net realized gain	(.57)	(.10)	(.29)	(.20)	(.07)	(.06)
Total distributions	(.57)	(.42)	(.58)	(.50)C	(.38)	(.34)
Net asset value, end of period	$18.48	$19.05	$19.52	$19.16	$15.76	$13.82
Total ReturnD,E,F	.41%	(.31)%	4.93%	24.84%	16.82%	(3.99)%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	- %I,J	1.98%	2.02%	3.72%	3.20%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,314	$1,545	$539	$1,054	$128	$97
Portfolio turnover rateG	17%J	22%	26%	31%	19%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.292 and distributions from net realized gain of $.204 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2035 Portfolio Service Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.04	$19.51	$19.15	$15.76	$13.82	$14.74
Income from Investment Operations
Net investment income (loss)A	(.01)	.37	.38	.64	.47	.25
Net realized and unrealized gain (loss)	(.01)B	(.44)	.55	3.24	1.84	(.85)
Total from investment operations	(.02)	(.07)	.93	3.88	2.31	(.60)
Distributions from net investment income	–C	(.30)	(.28)	(.28)	(.30)	(.26)
Distributions from net realized gain	(.57)	(.10)	(.29)	(.20)	(.07)	(.06)
Total distributions	(.57)	(.40)	(.57)	(.49)D	(.37)	(.32)
Net asset value, end of period	$18.45	$19.04	$19.51	$19.15	$15.76	$13.82
Total ReturnE,F,G	.30%	(.40)%	4.87%	24.72%	16.71%	(4.10)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10)%J	1.88%	1.92%	3.62%	3.10%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$2,378	$2,010	$1,639	$289	$105	$90
Portfolio turnover rateH	17%J	22%	26%	31%	19%	38%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total distributions of $.49 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.204 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2035 Portfolio Service Class 2

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.96	$19.43	$19.09	$15.73	$13.80	$14.72
Income from Investment Operations
Net investment income (loss)A	(.02)	.34	.34	.62	.45	.23
Net realized and unrealized gain (loss)	(.01)B	(.43)	.54	3.22	1.84	(.85)
Total from investment operations	(.03)	(.09)	.88	3.84	2.29	(.62)
Distributions from net investment income	–C	(.28)	(.26)	(.27)	(.29)	(.24)
Distributions from net realized gain	(.57)	(.10)	(.29)	(.20)	(.07)	(.06)
Total distributions	(.57)	(.38)	(.54)D	(.48)E	(.36)	(.30)
Net asset value, end of period	$18.36	$18.96	$19.43	$19.09	$15.73	$13.80
Total ReturnF,G,H	.25%	(.51)%	4.65%	24.50%	16.61%	(4.25)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)%K	1.73%	1.77%	3.48%	2.95%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$24,059	$20,005	$13,035	$4,423	$808	$276
Portfolio turnover rateI	17%K	22%	26%	31%	19%	38%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.287 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.204 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	20.0	19.9
VIP Growth & Income Portfolio Initial Class	13.4	13.5
VIP Equity-Income Portfolio Initial Class	11.8	12.0
VIP Growth Portfolio Initial Class	11.3	11.8
VIP Contrafund Portfolio Initial Class	11.1	11.3
VIP Emerging Markets Portfolio Initial Class	9.8	8.3
VIP Value Portfolio Initial Class	8.5	8.7
VIP Value Strategies Portfolio Initial Class	4.2	4.2
VIP High Income Portfolio Initial Class	3.8	3.8
VIP Mid Cap Portfolio Initial Class	3.2	3.2
	97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.5%
International Equity Funds	29.8%
Bond Funds	5.9%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	64.7%
International Equity Funds	28.2%
Bond Funds	5.8%
Short-Term Funds	1.3%

VIP Freedom 2040 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	182,575	$5,692,673
VIP Equity-Income Portfolio Initial Class (a)	299,541	6,032,747
VIP Growth & Income Portfolio Initial Class (a)	381,802	6,830,430
VIP Growth Portfolio Initial Class (a)	101,546	5,794,239
VIP Mid Cap Portfolio Initial Class (a)	53,616	1,650,294
VIP Value Portfolio Initial Class (a)	321,079	4,363,469
VIP Value Strategies Portfolio Initial Class (a)	145,801	2,125,776
TOTAL DOMESTIC EQUITY FUNDS
(Cost $32,606,163)		32,489,628

International Equity Funds - 29.8%
VIP Emerging Markets Portfolio Initial Class (a)	576,536	4,987,033
VIP Overseas Portfolio Initial Class (a)	575,488	10,255,190
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,678,935)		15,242,223

Bond Funds - 5.9%
VIP High Income Portfolio Initial Class (a)	374,770	1,978,788
VIP Investment Grade Bond Portfolio Initial Class (a)	81,011	1,060,435
TOTAL BOND FUNDS
(Cost $3,124,585)		3,039,223

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $412,833)	412,833	412,833
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $51,822,516)		51,183,907
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,429)
NET ASSETS - 100%		$51,179,478

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$5,247,350	$1,233,689	$431,200	$--	$5,692,673
VIP Emerging Markets Portfolio Initial Class	3,848,130	1,089,286	259,926	--	4,987,033
VIP Equity-Income Portfolio Initial Class	5,537,158	1,158,803	639,942	--	6,032,747
VIP Government Money Market Portfolio Initial Class 0.21%	613,131	101,779	302,077	342	412,833
VIP Growth & Income Portfolio Initial Class	6,243,507	1,354,682	501,453	--	6,830,430
VIP Growth Portfolio Initial Class	5,461,754	1,514,056	526,109	--	5,794,239
VIP High Income Portfolio Initial Class	1,735,296	348,754	224,751	--	1,978,788
VIP Investment Grade Bond Portfolio Initial Class	944,695	211,059	150,470	492	1,060,435
VIP Mid Cap Portfolio Initial Class	1,500,827	346,801	129,219	--	1,650,294
VIP Overseas Portfolio Initial Class	9,194,682	2,306,404	623,902	--	10,255,190
VIP Value Portfolio Initial Class	4,003,065	619,677	343,167	--	4,363,469
VIP Value Strategies Portfolio Initial Class	1,931,763	367,485	192,456	--	2,125,776
Total	$46,261,358	$10,652,475	$4,324,672	$834	$51,183,907

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $51,822,516) — See accompanying schedule		$51,183,907
Receivable for investments sold		2,184
Receivable for fund shares sold		26,951
Total assets		51,213,042
Liabilities
Payable for investments purchased	$1,954
Payable for fund shares redeemed	27,183
Distribution and service plan fees payable	4,427
Total liabilities		33,564
Net Assets		$51,179,478
Net Assets consist of:
Paid in capital		$50,589,886
Accumulated net investment loss		(24,227)
Accumulated undistributed net realized gain (loss) on investments		1,252,428
Net unrealized appreciation (depreciation) on investments		(638,609)
Net Assets		$51,179,478
Initial Class:
Net Asset Value, offering price and redemption price per share ($17,330,164 ÷ 988,828 shares)		$17.53
Service Class:
Net Asset Value, offering price and redemption price per share ($21,347,683 ÷ 1,220,159 shares)		$17.50
Service Class 2:
Net Asset Value, offering price and redemption price per share ($12,501,631 ÷ 717,312 shares)		$17.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$834
Expenses
Distribution and service plan fees	$25,061
Independent trustees' fees and expenses	106
Total expenses before reductions	25,167
Expense reductions	(106)	25,061
Net investment income (loss)		(24,227)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(149,719)
Capital gain distributions from underlying funds	1,738,165
Total net realized gain (loss)		1,588,446
Change in net unrealized appreciation (depreciation) on underlying funds		(1,255,541)
Net gain (loss)		332,905
Net increase (decrease) in net assets resulting from operations		$308,678

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(24,227)	$733,644
Net realized gain (loss)	1,588,446	1,761,186
Change in net unrealized appreciation (depreciation)	(1,255,541)	(2,940,295)
Net increase (decrease) in net assets resulting from operations	308,678	(445,465)
Distributions to shareholders from net investment income	–	(734,120)
Distributions to shareholders from net realized gain	(1,693,083)	(287,093)
Total distributions	(1,693,083)	(1,021,213)
Share transactions - net increase (decrease)	6,306,703	11,244,253
Total increase (decrease) in net assets	4,922,298	9,777,575
Net Assets
Beginning of period	46,257,180	36,479,605
End of period	$51,179,478	$46,257,180
Other Information
Accumulated net investment loss end of period	$(24,227)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2040 Portfolio Initial Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.19	$18.66	$18.35	$15.03	$13.16	$14.02
Income from Investment Operations
Net investment income (loss)A	–B	.34	.34	.38	.42	.35
Net realized and unrealized gain (loss)	(.01)C	(.38)	.56	3.41	1.81	(.91)
Total from investment operations	(.01)	(.04)	.90	3.79	2.23	(.56)
Distributions from net investment income	–	(.31)	(.28)	(.27)	(.29)	(.27)
Distributions from net realized gain	(.65)	(.12)	(.31)	(.19)	(.07)	(.02)
Total distributions	(.65)	(.43)	(.59)	(.47)D	(.36)	(.30)E
Net asset value, end of period	$17.53	$18.19	$18.66	$18.35	$15.03	$13.16
Total ReturnF,G,H	.42%	(.26)%	4.91%	25.29%	16.95%	(4.02)%
Ratios to Average Net AssetsI,J
Expenses before reductionsK	- %L	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %L	-%	-%	-%	-%	-%
Expenses net of all reductions	- %L	-%	-%	-%	-%	-%
Net investment income (loss)	- %K,L	1.80%	1.82%	2.26%	2.91%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$17,330	$15,388	$15,234	$10,262	$3,369	$1,559
Portfolio turnover rateI	18%L	23%	19%	36%	39%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.47 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.193 per share.

 E Total distributions of $.30 per share is comprised of distributions from net investment income of .274 and distributions from net realized gain of $.022 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Amount represents less than .005%.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2040 Portfolio Service Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.17	$18.64	$18.33	$15.02	$13.15	$14.02
Income from Investment Operations
Net investment income (loss)A	(.01)	.32	.32	.36	.41	.33
Net realized and unrealized gain (loss)	(.01)B	(.38)	.56	3.40	1.81	(.91)
Total from investment operations	(.02)	(.06)	.88	3.76	2.22	(.58)
Distributions from net investment income	–	(.29)	(.27)	(.26)	(.28)	(.26)
Distributions from net realized gain	(.65)	(.12)	(.31)	(.19)	(.07)	(.02)
Total distributions	(.65)	(.41)	(.57)C	(.45)	(.35)	(.29)D
Net asset value, end of period	$17.50	$18.17	$18.64	$18.33	$15.02	$13.15
Total ReturnE,F,G	.36%	(.35)%	4.83%	25.16%	16.88%	(4.17)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10)%J	1.70%	1.72%	2.16%	2.81%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$21,348	$18,401	$12,905	$9,076	$4,600	$1,058
Portfolio turnover rateH	18%J	23%	19%	36%	39%	42%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.305 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.022 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2040 Portfolio Service Class 2

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.12	$18.59	$18.29	$15.00	$13.15	$14.02
Income from Investment Operations
Net investment income (loss)A	(.02)	.29	.29	.34	.39	.32
Net realized and unrealized gain (loss)	(.02)B	(.38)	.56	3.39	1.79	(.92)
Total from investment operations	(.04)	(.09)	.85	3.73	2.18	(.60)
Distributions from net investment income	–	(.27)	(.25)	(.25)	(.27)	(.24)
Distributions from net realized gain	(.65)	(.12)	(.31)	(.19)	(.07)	(.02)
Total distributions	(.65)	(.38)C	(.55)D	(.44)	(.33)E	(.27)F
Net asset value, end of period	$17.43	$18.12	$18.59	$18.29	$15.00	$13.15
Total ReturnG,H,I	.25%	(.49)%	4.70%	24.99%	16.64%	(4.32)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.25%L	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%L	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%L	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)%L	1.55%	1.57%	2.01%	2.66%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$12,502	$12,468	$8,341	$2,815	$581	$137
Portfolio turnover rateJ	18%L	23%	19%	36%	39%	42%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.116 per share.

 D Total distributions of $.55 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.305 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.069 per share.

 F Total distributions of $.27 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.022 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	20.0	19.9
VIP Growth & Income Portfolio Initial Class	13.4	13.5
VIP Equity-Income Portfolio Initial Class	11.8	12.0
VIP Growth Portfolio Initial Class	11.3	11.8
VIP Contrafund Portfolio Initial Class	11.1	11.4
VIP Emerging Markets Portfolio Initial Class	9.8	8.3
VIP Value Portfolio Initial Class	8.5	8.6
VIP Value Strategies Portfolio Initial Class	4.2	4.2
VIP High Income Portfolio Initial Class	3.8	3.8
VIP Mid Cap Portfolio Initial Class	3.2	3.2
	97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.5%
International Equity Funds	29.8%
Bond Funds	5.9%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	64.7%
International Equity Funds	28.2%
Bond Funds	5.8%
Short-Term Funds	1.3%

VIP Freedom 2045 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	52,042	$1,622,663
VIP Equity-Income Portfolio Initial Class (a)	85,374	1,719,435
VIP Growth & Income Portfolio Initial Class (a)	108,828	1,946,930
VIP Growth Portfolio Initial Class (a)	28,946	1,651,679
VIP Mid Cap Portfolio Initial Class (a)	15,283	470,395
VIP Value Portfolio Initial Class (a)	91,526	1,243,840
VIP Value Strategies Portfolio Initial Class (a)	41,563	605,985
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,583,121)		9,260,927

International Equity Funds - 29.8%
VIP Emerging Markets Portfolio Initial Class (a)	164,368	1,421,785
VIP Overseas Portfolio Initial Class (a)	164,096	2,924,183
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,512,929)		4,345,968

Bond Funds - 5.9%
VIP High Income Portfolio Initial Class (a)	106,774	563,765
VIP Investment Grade Bond Portfolio Initial Class (a)	23,080	302,111
TOTAL BOND FUNDS
(Cost $880,842)		865,876

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $117,640)	117,640	117,640
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $15,094,532)		14,590,411
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,854)
NET ASSETS - 100%		$14,587,557

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,395,911	$436,522	$114,260	$--	$1,622,663
VIP Emerging Markets Portfolio Initial Class	1,021,953	376,493	63,559	--	1,421,785
VIP Equity-Income Portfolio Initial Class	1,467,471	423,918	168,463	--	1,719,435
VIP Government Money Market Portfolio Initial Class 0.21%	163,036	36,166	81,562	95	117,640
VIP Growth & Income Portfolio Initial Class	1,659,610	485,474	127,327	--	1,946,930
VIP Growth Portfolio Initial Class	1,451,452	523,323	146,518	--	1,651,679
VIP High Income Portfolio Initial Class	460,721	131,798	61,382	--	563,765
VIP Investment Grade Bond Portfolio Initial Class	251,131	75,902	40,016	134	302,111
VIP Mid Cap Portfolio Initial Class	398,334	123,354	33,014	--	470,395
VIP Overseas Portfolio Initial Class	2,441,862	795,898	143,480	--	2,924,183
VIP Value Portfolio Initial Class	1,062,071	248,318	90,056	--	1,243,840
VIP Value Strategies Portfolio Initial Class	511,292	136,638	47,570	--	605,985
Total	$12,284,844	$3,793,804	$1,117,207	$229	$14,590,411

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $15,094,532) — See accompanying schedule		$14,590,411
Receivable for fund shares sold		20,217
Total assets		14,610,628
Liabilities
Payable for investments purchased	$20,053
Payable for fund shares redeemed	170
Distribution and service plan fees payable	2,848
Total liabilities		23,071
Net Assets		$14,587,557
Net Assets consist of:
Paid in capital		$14,814,712
Accumulated net investment loss		(15,130)
Accumulated undistributed net realized gain (loss) on investments		292,096
Net unrealized appreciation (depreciation) on investments		(504,121)
Net Assets		$14,587,557
Initial Class:
Net Asset Value, offering price and redemption price per share ($562,445 ÷ 32,212 shares)		$17.46
Service Class:
Net Asset Value, offering price and redemption price per share ($244,006 ÷ 13,989 shares)		$17.44
Service Class 2:
Net Asset Value, offering price and redemption price per share ($13,781,106 ÷ 793,731 shares)		$17.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$229
Expenses
Distribution and service plan fees	$15,359
Independent trustees' fees and expenses	29
Total expenses before reductions	15,388
Expense reductions	(29)	15,359
Net investment income (loss)		(15,130)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(39,453)
Capital gain distributions from underlying funds	471,158
Total net realized gain (loss)		431,705
Change in net unrealized appreciation (depreciation) on underlying funds		(331,589)
Net gain (loss)		100,116
Net increase (decrease) in net assets resulting from operations		$84,986

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(15,130)	$188,851
Net realized gain (loss)	431,705	332,067
Change in net unrealized appreciation (depreciation)	(331,589)	(662,594)
Net increase (decrease) in net assets resulting from operations	84,986	(141,676)
Distributions to shareholders from net investment income	–	(190,223)
Distributions to shareholders from net realized gain	(400,032)	(65,189)
Total distributions	(400,032)	(255,412)
Share transactions - net increase (decrease)	2,620,222	4,610,754
Total increase (decrease) in net assets	2,305,176	4,213,666
Net Assets
Beginning of period	12,282,381	8,068,715
End of period	$14,587,557	$12,282,381
Other Information
Accumulated net investment loss end of period	$(15,130)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2045 Portfolio Initial Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.03	$18.50	$18.18	$14.83	$13.38	$14.61
Income from Investment Operations
Net investment income (loss)A	–B	.38	.40	.52	.44	.27
Net realized and unrealized gain (loss)	–B	(.42)	.50	3.33	1.84	(.89)
Total from investment operations	–B	(.04)	.90	3.85	2.28	(.62)
Distributions from net investment income	–	(.33)	(.28)	(.29)	(.30)	(.28)
Distributions from net realized gain	(.57)	(.10)	(.30)	(.21)	(.53)	(.34)
Total distributions	(.57)	(.43)	(.58)	(.50)	(.83)	(.61)C
Net asset value, end of period	$17.46	$18.03	$18.50	$18.18	$14.83	$13.38
Total ReturnD,E,F	.38%	(.26)%	4.95%	26.07%	17.33%	(4.41)%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	-%	-%	-%	-%	-%
Expenses net of all reductions	- %J	-%	-%	-%	-%	-%
Net investment income (loss)	- %I,J	2.01%	2.14%	3.13%	3.07%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$562	$542	$342	$272	$136	$95
Portfolio turnover rateG	17%J	26%	19%	42%	16%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.335 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2045 Portfolio Service Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.02	$18.49	$18.18	$14.83	$13.38	$14.61
Income from Investment Operations
Net investment income (loss)A	(.01)	.36	.38	.51	.43	.26
Net realized and unrealized gain (loss)	–B	(.42)	.49	3.33	1.83	(.89)
Total from investment operations	(.01)	(.06)	.87	3.84	2.26	(.63)
Distributions from net investment income	–	(.31)	(.27)	(.27)	(.29)	(.26)
Distributions from net realized gain	(.57)	(.10)	(.30)	(.21)	(.53)	(.34)
Total distributions	(.57)	(.41)	(.56)C	(.49)D	(.81)E	(.60)
Net asset value, end of period	$17.44	$18.02	$18.49	$18.18	$14.83	$13.38
Total ReturnF,G,H	.32%	(.37)%	4.83%	25.96%	17.24%	(4.52)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10)%K	1.91%	2.04%	3.03%	2.97%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$244	$343	$364	$169	$134	$90
Portfolio turnover rateI	17%K	26%	19%	42%	16%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.298 per share.

 D Total distributions of $.49 per share is comprised of distributions from net investment income of $.271 and distributions from net realized gain of $.214 per share.

 E Total distributions of $.81 per share is comprised of distributions from net investment income of $.289 and distributions from net realized gain of $.525 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2045 Portfolio Service Class 2

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.95	$18.43	$18.13	$14.81	$13.38	$14.61
Income from Investment Operations
Net investment income (loss)A	(.02)	.33	.35	.49	.41	.23
Net realized and unrealized gain (loss)	–B	(.42)	.49	3.31	1.83	(.88)
Total from investment operations	(.02)	(.09)	.84	3.80	2.24	(.65)
Distributions from net investment income	–	(.29)	(.25)	(.27)	(.28)	(.25)
Distributions from net realized gain	(.57)	(.10)	(.30)	(.21)	(.53)	(.34)
Total distributions	(.57)	(.39)	(.54)C	(.48)	(.81)	(.58)D
Net asset value, end of period	$17.36	$17.95	$18.43	$18.13	$14.81	$13.38
Total ReturnE,F,G	.27%	(.53)%	4.68%	25.76%	17.02%	(4.64)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)%J	1.76%	1.89%	2.88%	2.82%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$13,781	$11,398	$7,363	$2,493	$486	$143
Portfolio turnover rateH	17%J	26%	19%	42%	16%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.298 per share.

 D Total distributions of $.58 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.335 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
VIP Overseas Portfolio Initial Class	20.0	19.9
VIP Growth & Income Portfolio Initial Class	13.4	13.5
VIP Equity-Income Portfolio Initial Class	11.8	12.0
VIP Growth Portfolio Initial Class	11.3	11.8
VIP Contrafund Portfolio Initial Class	11.1	11.4
VIP Emerging Markets Portfolio Initial Class	9.8	8.3
VIP Value Portfolio Initial Class	8.5	8.6
VIP Value Strategies Portfolio Initial Class	4.2	4.2
VIP High Income Portfolio Initial Class	3.8	3.8
VIP Mid Cap Portfolio Initial Class	3.2	3.2
	97.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	63.5%
International Equity Funds	29.8%
Bond Funds	5.9%
Short-Term Funds	0.8%

Six months ago
Domestic Equity Funds	64.7%
International Equity Funds	28.2%
Bond Funds	5.8%
Short-Term Funds	1.3%

VIP Freedom 2050 Portfolio℠

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	52,313	$1,631,107
VIP Equity-Income Portfolio Initial Class (a)	85,823	1,728,479
VIP Growth & Income Portfolio Initial Class (a)	109,396	1,957,102
VIP Growth Portfolio Initial Class (a)	29,096	1,660,235
VIP Mid Cap Portfolio Initial Class (a)	15,362	472,852
VIP Value Portfolio Initial Class (a)	92,002	1,250,301
VIP Value Strategies Portfolio Initial Class (a)	41,781	609,163
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,474,618)		9,309,239

International Equity Funds - 29.8%
VIP Emerging Markets Portfolio Initial Class (a)	165,224	1,429,186
VIP Overseas Portfolio Initial Class (a)	164,930	2,939,058
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,511,164)		4,368,244

Bond Funds - 5.9%
VIP High Income Portfolio Initial Class (a)	107,355	566,835
VIP Investment Grade Bond Portfolio Initial Class (a)	23,206	303,760
TOTAL BOND FUNDS
(Cost $890,036)		870,595

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 0.21% (a)(b)
(Cost $118,274)	118,274	118,274
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,994,092)		14,666,352
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,044)
NET ASSETS - 100%		$14,664,308

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$1,467,418	$470,378	$205,737	$--	$1,631,107
VIP Emerging Markets Portfolio Initial Class	1,075,159	393,526	124,133	--	1,429,186
VIP Equity-Income Portfolio Initial Class	1,543,548	467,021	273,510	--	1,728,479
VIP Government Money Market Portfolio Initial Class 0.21%	171,714	38,299	91,739	96	118,274
VIP Growth & Income Portfolio Initial Class	1,743,810	532,848	242,517	--	1,957,102
VIP Growth Portfolio Initial Class	1,530,404	551,385	237,798	--	1,660,235
VIP High Income Portfolio Initial Class	484,004	142,046	92,144	--	566,835
VIP Investment Grade Bond Portfolio Initial Class	263,991	80,336	55,893	136	303,760
VIP Mid Cap Portfolio Initial Class	418,396	135,189	61,028	--	472,852
VIP Overseas Portfolio Initial Class	2,569,351	841,533	291,730	--	2,939,058
VIP Value Portfolio Initial Class	1,116,066	278,493	164,904	--	1,250,301
VIP Value Strategies Portfolio Initial Class	536,774	151,343	83,235	--	609,163
Total	$12,920,635	$4,082,397	$1,924,368	$232	$14,666,352

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $14,994,092) — See accompanying schedule		$14,666,352
Cash		1
Receivable for fund shares sold		11,617
Total assets		14,677,970
Liabilities
Payable for investments purchased	$7,885
Payable for fund shares redeemed	3,732
Distribution and service plan fees payable	2,045
Total liabilities		13,662
Net Assets		$14,664,308
Net Assets consist of:
Paid in capital		$14,821,021
Accumulated net investment loss		(11,475)
Accumulated undistributed net realized gain (loss) on investments		182,502
Net unrealized appreciation (depreciation) on investments		(327,740)
Net Assets		$14,664,308
Initial Class:
Net Asset Value, offering price and redemption price per share ($2,564,665 ÷ 162,540 shares)		$15.78
Service Class:
Net Asset Value, offering price and redemption price per share ($3,650,005 ÷ 231,793 shares)		$15.75
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,449,638 ÷ 538,331 shares)		$15.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$232
Expenses
Distribution and service plan fees	$11,128
Independent trustees' fees and expenses	29
Total expenses before reductions	11,157
Expense reductions	(29)	11,128
Net investment income (loss)		(10,896)
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(70,381)
Capital gain distributions from underlying funds	479,484
Total net realized gain (loss)		409,103
Change in net unrealized appreciation (depreciation) on underlying funds		(341,934)
Net gain (loss)		67,169
Net increase (decrease) in net assets resulting from operations		$56,273

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,896)	$218,690
Net realized gain (loss)	409,103	347,035
Change in net unrealized appreciation (depreciation)	(341,934)	(721,553)
Net increase (decrease) in net assets resulting from operations	56,273	(155,828)
Distributions to shareholders from net investment income	(20,609)	(200,903)
Distributions to shareholders from net realized gain	(473,200)	(80,362)
Total distributions	(493,809)	(281,265)
Share transactions - net increase (decrease)	2,183,271	2,357,902
Total increase (decrease) in net assets	1,745,735	1,920,809
Net Assets
Beginning of period	12,918,573	10,997,764
End of period	$14,664,308	$12,918,573
Other Information
Undistributed net investment income end of period	$–	$20,030
Accumulated net investment loss end of period	$(11,475)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2050 Portfolio Initial Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.42	$16.86	$16.55	$13.41	$13.34	$15.82
Income from Investment Operations
Net investment income (loss)A	–B	.32	.35	.37	.47	.26
Net realized and unrealized gain (loss)	(.02)C	(.36)	.47	3.16	1.72	(1.03)
Total from investment operations	(.02)	(.04)	.82	3.53	2.19	(.77)
Distributions from net investment income	(.03)	(.29)	(.25)	(.22)	(.28)	(.28)
Distributions from net realized gain	(.60)	(.11)	(.27)	(.18)	(1.84)	(1.43)
Total distributions	(.62)D	(.40)	(.51)E	(.39)F	(2.12)	(1.71)
Net asset value, end of period	$15.78	$16.42	$16.86	$16.55	$13.41	$13.34
Total ReturnG,H,I	.38%	(.29)%	5.01%	26.44%	17.64%	(4.93)%
Ratios to Average Net AssetsJ,K
Expenses before reductionsL	- %M	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %M	-%	-%	-%	-%	-%
Expenses net of all reductions	- %M	-%	-%	-%	-%	-%
Net investment income (loss)	- %L,M	1.89%	2.06%	2.42%	3.57%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$2,565	$2,266	$1,684	$880	$441	$253
Portfolio turnover rateJ	29%M	37%	22%	59%	24%	92%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.62 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.597 per share.

 E Total distributions of $.51 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.266 per share.

 F Total distributions of $.39 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.175 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Amount represents less than .005%.

 M Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2050 Portfolio Service Class

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.39	$16.83	$16.54	$13.41	$13.34	$15.82
Income from Investment Operations
Net investment income (loss)A	(.01)	.31	.33	.35	.46	.25
Net realized and unrealized gain (loss)	(.01)B	(.37)	.46	3.17	1.73	(1.04)
Total from investment operations	(.02)	(.06)	.79	3.52	2.19	(.79)
Distributions from net investment income	(.03)	(.27)	(.24)	(.21)	(.27)	(.26)
Distributions from net realized gain	(.60)	(.11)	(.27)	(.18)	(1.84)	(1.43)
Total distributions	(.62)C	(.38)	(.50)D	(.39)	(2.12)E	(1.69)
Net asset value, end of period	$15.75	$16.39	$16.83	$16.54	$13.41	$13.34
Total ReturnF,G,H	.38%	(.38)%	4.81%	26.32%	17.59%	(5.06)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	(.10)%K	1.79%	1.96%	2.32%	3.47%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$3,650	$3,004	$2,878	$1,892	$490	$91
Portfolio turnover rateI	29%K	37%	22%	59%	24%	92%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.597 per share.

 D Total distributions of $.50 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.266 per share.

 E Total distributions of $2.12 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $1.843 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Freedom 2050 Portfolio Service Class 2

	Six months ended	Years ended December 31,
	June 30, 2016 (Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.35	$16.80	$16.51	$13.39	$13.33	$15.81
Income from Investment Operations
Net investment income (loss)A	(.02)	.28	.30	.33	.43	.22
Net realized and unrealized gain (loss)	(.01)B	(.37)	.47	3.16	1.73	(1.02)
Total from investment operations	(.03)	(.09)	.77	3.49	2.16	(.80)
Distributions from net investment income	(.03)	(.25)	(.22)	(.19)	(.26)	(.25)
Distributions from net realized gain	(.60)	(.11)	(.27)	(.18)	(1.84)	(1.43)
Total distributions	(.62)C	(.36)	(.48)D	(.37)	(2.10)	(1.68)
Net asset value, end of period	$15.70	$16.35	$16.80	$16.51	$13.39	$13.33
Total ReturnE,F,G	.32%	(.58)%	4.71%	26.13%	17.38%	(5.16)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.25)%J	1.64%	1.81%	2.17%	3.32%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$8,450	$7,649	$6,436	$1,666	$390	$163
Portfolio turnover rateH	29%J	37%	22%	59%	24%	92%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $.597 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.266 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP Freedom Income	$38,295,885	$1,537,347	$(520,399)	$1,016,948
VIP Freedom 2005	6,855,003	378,021	(149,770)	228,251
VIP Freedom 2010	275,854,017	24,492,208	(4,537,247)	19,954,961
VIP Freedom 2015	91,523,195	13,779,106	(2,130,070)	11,649,036
VIP Freedom 2020	642,356,419	91,414,715	(11,707,973)	79,706,742
VIP Freedom 2025	118,033,511	11,556,464	(3,485,623)	8,070,841
VIP Freedom 2030	247,198,304	28,405,979	(8,653,858)	19,752,121
VIP Freedom 2035	30,085,248	751,098	(2,080,001)	(1,328,903)
VIP Freedom 2040	52,269,196	2,164,590	(3,249,879)	(1,085,289)
VIP Freedom 2045	15,262,299	422,378	(1,094,266)	(671,888)
VIP Freedom 2050	15,287,574	467,815	(1,089,037)	(621,222)

VIP Freedom 2040 elected to defer to its next fiscal year $709 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	7,231,321	6,367,379
VIP Freedom 2005	901,175	1,116,321
VIP Freedom 2010	33,087,569	31,348,135
VIP Freedom 2015	14,368,497	20,106,659
VIP Freedom 2020	74,126,727	78,329,601
VIP Freedom 2025	26,690,885	13,705,695
VIP Freedom 2030	35,782,637	24,411,448
VIP Freedom 2035	7,973,849	2,168,493
VIP Freedom 2040	10,652,475	4,324,672
VIP Freedom 2045	3,793,804	1,117,207
VIP Freedom 2050	4,082,397	1,924,368

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$4,681	$17,116	$21,797
VIP Freedom 2005	169	76	245
VIP Freedom 2010	11,592	294,081	305,673
VIP Freedom 2015	7,030	68,427	75,457
VIP Freedom 2020	46,907	664,419	711,326
VIP Freedom 2025	19,284	66,371	85,655
VIP Freedom 2030	30,360	160,391	190,751
VIP Freedom 2035	1,084	26,557	27,641
VIP Freedom 2040	9,872	15,189	25,061
VIP Freedom 2045	139	15,220	15,359
VIP Freedom 2050	1,575	9,553	11,128

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
VIP Freedom Income
Initial Class	-%	$34
Service Class	.10%	21
Service Class 2.25%		31
VIP Freedom 2005
Initial Class	-%	$15
Service Class	.10%	1
Service Class 2.25%		–
VIP Freedom 2010
Initial Class	-%	$68
Service Class	.10%	53
Service Class 2.25%		533
VIP Freedom 2015
Initial Class	-%	$77
Service Class	.10%	32
Service Class 2.25%		126
VIP Freedom 2020
Initial Class	-%	$191
Service Class	.10%	213
Service Class 2.25%		1,208
VIP Freedom 2025
Initial Class	-%	$56
Service Class	.10%	86
Service Class 2.25%		118
VIP Freedom 2030
Initial Class	-%	$154
Service Class	.10%	138
Service Class 2.25%		290
VIP Freedom 2035
Initial Class	-%	$4
Service Class	.10%	5
Service Class 2.25%		46
VIP Freedom 2040
Initial Class	-%	$35
Service Class	.10%	44
Service Class 2.25%		27
VIP Freedom 2045
Initial Class	-%	$1
Service Class	.10%	1
Service Class 2.25%		27
VIP Freedom 2050
Initial Class	-%	$5
Service Class	.10%	7
Service Class 2.25%		17

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
VIP Freedom Income
From net investment income
Initial Class	$–	$262,328
Service Class	–	170,784
Service Class 2	–	204,325
Total	$–	$637,437
From net realized gain
Initial Class	$143,680	$19,906
Service Class	91,409	13,128
Service Class 2	138,611	17,081
Total	$373,700	$50,115
VIP Freedom 2005
From net investment income
Initial Class	$–	$125,531
Service Class	–	8,573
Service Class 2	–	1,523
Total	$–	$135,627
From net realized gain
Initial Class	$85,330	$14,560
Service Class	2,801	1,035
Service Class 2	711	200
Total	$88,842	$15,795
VIP Freedom 2010
From net investment income
Initial Class	$–	$577,376
Service Class	–	414,530
Service Class 2	–	3,864,255
Total	$–	$4,856,161
From net realized gain
Initial Class	$682,844	$93,377
Service Class	523,443	69,574
Service Class 2	5,305,832	691,241
Total	$6,512,119	$854,192
VIP Freedom 2015
From net investment income
Initial Class	$–	$667,184
Service Class	–	291,636
Service Class 2	–	949,214
Total	$–	$1,908,034
From net realized gain
Initial Class	$917,135	$189,896
Service Class	414,981	83,523
Service Class 2	1,483,501	306,856
Total	$2,815,617	$580,275
VIP Freedom 2020
From net investment income
Initial Class	$–	$1,662,333
Service Class	–	1,701,924
Service Class 2	–	9,067,466
Total	$–	$12,431,723
From net realized gain
Initial Class	$2,581,891	$393,448
Service Class	2,828,552	404,517
Service Class 2	16,582,255	2,454,679
Total	$21,992,698	$3,252,644
VIP Freedom 2025
From net investment income
Initial Class	$–	$473,802
Service Class	–	661,964
Service Class 2	–	861,551
Total	$–	$1,997,317
From net realized gain
Initial Class	$777,510	$138,753
Service Class	1,110,543	194,650
Service Class 2	1,632,631	282,758
Total	$3,520,684	$616,161
VIP Freedom 2030
From net investment income
Initial Class	$–	$1,233,440
Service Class	–	1,005,250
Service Class 2	–	2,023,552
Total	$–	$4,262,242
From net realized gain
Initial Class	$2,616,609	$373,156
Service Class	2,299,580	313,207
Service Class 2	5,082,682	745,971
Total	$9,998,871	$1,432,334
VIP Freedom 2035
From net investment income
Initial Class	$76	$25,177
Service Class	114	30,980
Service Class 2	1,106	283,735
Total	$1,296	$339,892
From net realized gain
Initial Class	$43,729	$7,250
Service Class	65,238	10,046
Service Class 2	633,544	97,616
Total	$742,511	$114,912
VIP Freedom 2040
From net investment income
Initial Class	$–	$257,127
Service Class	–	297,556
Service Class 2	–	179,437
Total	$–	$734,120
From net realized gain
Initial Class	$554,072	$95,975
Service Class	690,161	115,149
Service Class 2	448,850	75,969
Total	$1,693,083	$287,093
VIP Freedom 2045
From net investment income
Initial Class	$–	$9,613
Service Class	–	5,729
Service Class 2	–	174,881
Total	$–	$190,223
From net realized gain
Initial Class	$16,451	$2,892
Service Class	9,817	1,923
Service Class 2	373,764	60,374
Total	$400,032	$65,189
VIP Freedom 2050
From net investment income
Initial Class	$3,746	$38,897
Service Class	4,689	49,301
Service Class 2	12,174	112,705
Total	$20,609	$200,903
From net realized gain
Initial Class	$86,004	$14,034
Service Class	107,671	18,785
Service Class 2	279,525	47,543
Total	$473,200	$80,362

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
VIP Freedom Income
Initial Class
Shares sold	127,618	339,365	$1,362,232	$3,775,187
Reinvestment of distributions	13,896	26,086	143,680	282,234
Shares redeemed	(97,552)	(592,382)	(1,048,198)	(6,571,758)
Net increase (decrease)	43,962	(226,931)	$457,714	$(2,514,337)
Service Class
Shares sold	96,357	534,312	$1,035,645	$5,937,119
Reinvestment of distributions	8,840	17,002	91,409	183,912
Shares redeemed	(135,470)	(201,312)	(1,431,186)	(2,233,670)
Net increase (decrease)	(30,273)	350,002	$(304,132)	$3,887,361
Service Class 2
Shares sold	261,922	757,309	$2,804,113	$8,438,417
Reinvestment of distributions	13,457	20,544	138,611	221,406
Shares redeemed	(211,965)	(338,685)	(2,268,746)	(3,743,618)
Net increase (decrease)	63,414	439,168	$673,978	$4,916,205
VIP Freedom 2005
Initial Class
Shares sold	15,315	60,424	$166,515	$709,728
Reinvestment of distributions	8,035	12,337	85,330	140,091
Shares redeemed	(35,077)	(179,193)	(389,890)	(2,077,063)
Net increase (decrease)	(11,727)	(106,432)	$(138,045)	$(1,227,244)
Service Class
Shares sold	16,768	19,795	$187,794	$231,657
Reinvestment of distributions	262	841	2,801	9,608
Shares redeemed	(23,981)	(13,086)	(264,968)	(152,657)
Net increase (decrease)	(6,951)	7,550	$(74,373)	$88,608
Service Class 2
Shares sold	1,457	1,929	$16,248	$22,541
Reinvestment of distributions	67	152	711	1,723
Shares redeemed	(4,247)	(707)	(46,337)	(8,137)
Net increase (decrease)	(2,723)	1,374	$(29,378)	$16,127
VIP Freedom 2010
Initial Class
Shares sold	189,843	344,077	$2,248,404	$4,317,350
Reinvestment of distributions	61,077	54,791	682,844	670,753
Shares redeemed	(299,275)	(1,328,939)	(3,551,050)	(16,779,464)
Net increase (decrease)	(48,355)	(930,071)	$(619,802)	$(11,791,361)
Service Class
Shares sold	191,529	252,289	$2,262,548	$3,174,992
Reinvestment of distributions	46,862	39,582	523,443	484,104
Shares redeemed	(259,123)	(589,582)	(3,081,800)	(7,419,736)
Net increase (decrease)	(20,732)	(297,711)	$(295,809)	$(3,760,640)
Service Class 2
Shares sold	692,444	2,422,231	$8,167,887	$30,376,391
Reinvestment of distributions	477,573	374,338	5,305,832	4,555,496
Shares redeemed	(832,661)	(1,221,007)	(9,835,766)	(15,302,347)
Net increase (decrease)	337,356	1,575,562	$3,637,953	$19,629,540
VIP Freedom 2015
Initial Class
Shares sold	162,071	420,581	$1,928,341	$5,358,376
Reinvestment of distributions	82,699	69,232	917,135	857,080
Shares redeemed	(331,600)	(739,545)	(3,921,192)	(9,437,771)
Net increase (decrease)	(86,830)	(249,732)	$(1,075,716)	$(3,222,315)
Service Class
Shares sold	206,609	498,796	$2,472,014	$6,305,741
Reinvestment of distributions	37,487	30,361	414,981	375,159
Shares redeemed	(398,368)	(450,970)	(4,629,493)	(5,724,379)
Net increase (decrease)	(154,272)	78,187	$(1,742,498)	$956,521
Service Class 2
Shares sold	329,725	813,492	$3,896,820	$10,278,936
Reinvestment of distributions	134,375	101,931	1,483,501	1,256,070
Shares redeemed	(670,551)	(1,240,391)	(7,919,137)	(15,651,237)
Net increase (decrease)	(206,451)	(324,968)	$(2,538,816)	$(4,116,231)
VIP Freedom 2020
Initial Class
Shares sold	585,683	1,368,062	$7,013,703	$17,708,590
Reinvestment of distributions	231,976	163,581	2,581,891	2,055,781
Shares redeemed	(863,187)	(2,449,771)	(10,301,420)	(31,880,324)
Net increase (decrease)	(45,528)	(918,128)	$(705,826)	$(12,115,953)
Service Class
Shares sold	1,020,105	2,570,538	$12,166,832	$33,320,721
Reinvestment of distributions	254,595	168,073	2,828,552	2,106,441
Shares redeemed	(881,756)	(1,181,862)	(10,536,299)	(15,229,965)
Net increase (decrease)	392,944	1,556,749	$4,459,085	$20,197,197
Service Class 2
Shares sold	842,952	2,413,177	$10,055,020	$31,270,547
Reinvestment of distributions	1,497,945	921,983	16,582,255	11,522,145
Shares redeemed	(2,569,694)	(4,868,275)	(30,608,894)	(62,533,680)
Net increase (decrease)	(228,797)	(1,533,115)	$(3,971,619)	$(19,740,988)
VIP Freedom 2025
Initial Class
Shares sold	244,441	375,179	$2,989,868	$4,976,692
Reinvestment of distributions	68,443	47,214	777,510	612,555
Shares redeemed	(189,331)	(445,275)	(2,303,296)	(5,967,956)
Net increase (decrease)	123,553	(22,882)	$1,464,082	$(378,709)
Service Class
Shares sold	723,193	933,734	$8,822,221	$12,363,927
Reinvestment of distributions	98,018	66,146	1,110,543	856,614
Shares redeemed	(243,054)	(437,815)	(2,986,911)	(5,813,665)
Net increase (decrease)	578,157	562,065	$6,945,853	$7,406,876
Service Class 2
Shares sold	679,119	1,318,158	$8,308,374	$17,477,251
Reinvestment of distributions	144,737	88,740	1,632,631	1,144,309
Shares redeemed	(413,251)	(1,071,673)	(5,027,806)	(14,125,138)
Net increase (decrease)	410,605	335,225	$4,913,199	$4,496,422
VIP Freedom 2030
Initial Class
Shares sold	608,791	952,711	$7,276,346	$12,631,715
Reinvestment of distributions	239,397	125,011	2,616,609	1,606,596
Shares redeemed	(387,228)	(1,214,789)	(4,645,543)	(16,182,194)
Net increase (decrease)	460,960	(137,067)	$5,247,412	$(1,943,883)
Service Class
Shares sold	738,263	1,316,268	$8,831,000	$17,520,725
Reinvestment of distributions	210,777	102,766	2,299,580	1,318,457
Shares redeemed	(306,463)	(867,757)	(3,666,325)	(11,431,396)
Net increase (decrease)	642,577	551,277	$7,464,255	$7,407,786
Service Class 2
Shares sold	847,151	2,996,955	$10,052,502	$39,890,524
Reinvestment of distributions	467,158	216,259	5,082,682	2,769,523
Shares redeemed	(1,268,398)	(4,280,826)	(15,167,218)	(56,176,082)
Net increase (decrease)	45,911	(1,067,612)	$(32,034)	$(13,516,035)
VIP Freedom 2035
Initial Class
Shares sold	53,847	69,244	$933,523	$1,355,411
Reinvestment of distributions	2,673	1,679	43,805	32,427
Shares redeemed	(12,382)	(17,459)	(218,416)	(349,771)
Net increase (decrease)	44,138	53,464	$758,912	$1,038,067
Service Class
Shares sold	27,402	43,090	$489,773	$845,029
Reinvestment of distributions	3,992	2,124	65,352	41,026
Shares redeemed	(8,151)	(23,646)	(148,108)	(471,066)
Net increase (decrease)	23,243	21,568	$407,017	$414,989
Service Class 2
Shares sold	332,174	575,880	$5,936,640	$11,361,119
Reinvestment of distributions	38,936	19,826	634,650	381,351
Shares redeemed	(116,002)	(211,248)	(2,054,866)	(4,161,335)
Net increase (decrease)	255,108	384,458	$4,516,424	$7,581,135
VIP Freedom 2040
Initial Class
Shares sold	160,045	210,577	$2,744,133	$4,032,196
Reinvestment of distributions	35,655	19,134	554,072	353,102
Shares redeemed	(52,776)	(200,035)	(898,001)	(3,816,485)
Net increase (decrease)	142,924	29,676	$2,400,204	$568,813
Service Class
Shares sold	269,143	535,036	$4,583,591	$10,162,149
Reinvestment of distributions	44,469	22,392	690,161	412,705
Shares redeemed	(106,184)	(236,839)	(1,836,849)	(4,513,032)
Net increase (decrease)	207,428	320,589	$3,436,903	$6,061,822
Service Class 2
Shares sold	115,535	365,794	$1,974,267	$6,983,427
Reinvestment of distributions	29,014	13,903	448,850	255,406
Shares redeemed	(115,467)	(140,107)	(1,953,521)	(2,625,215)
Net increase (decrease)	29,082	239,590	$469,596	$4,613,618
VIP Freedom 2045
Initial Class
Shares sold	7,610	17,269	$128,708	$324,086
Reinvestment of distributions	1,063	684	16,451	12,505
Shares redeemed	(6,515)	(6,373)	(109,873)	(120,815)
Net increase (decrease)	2,158	11,580	$35,286	$215,776
Service Class
Shares sold	1,639	9,629	$28,166	$179,791
Reinvestment of distributions	635	419	9,817	7,652
Shares redeemed	(7,298)	(10,722)	(122,645)	(200,928)
Net increase (decrease)	(5,024)	(674)	$(84,662)	$(13,485)
Service Class 2
Shares sold	198,342	384,866	$3,369,652	$7,194,399
Reinvestment of distributions	24,255	12,916	373,764	235,255
Shares redeemed	(63,771)	(162,324)	(1,073,818)	(3,021,191)
Net increase (decrease)	158,826	235,458	$2,669,598	$4,408,463
VIP Freedom 2050
Initial Class
Shares sold	44,023	58,084	$682,381	$994,708
Reinvestment of distributions	6,415	3,177	89,750	52,931
Shares redeemed	(25,930)	(23,146)	(402,216)	(396,298)
Net increase (decrease)	24,508	38,115	$369,915	$651,341
Service Class
Shares sold	75,280	66,182	$1,165,357	$1,125,460
Reinvestment of distributions	8,043	4,091	112,360	68,086
Shares redeemed	(34,760)	(58,008)	(534,684)	(980,918)
Net increase (decrease)	48,563	12,265	$743,033	$212,628
Service Class 2
Shares sold	113,791	283,095	$1,749,986	$4,830,393
Reinvestment of distributions	20,940	9,649	291,699	160,248
Shares redeemed	(64,088)	(208,192)	(971,362)	(3,496,708)
Net increase (decrease)	70,643	84,552	$1,070,323	$1,493,933

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Freedom 2020 Portfolio Fund	VIP Freedom 2030 Portfolio Fund
VIP Emerging Markets Portfolio	24%	11%
VIP Value Portfolio	12%	–%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	57%
VIP Value Portfolio	30%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	32%	3	39%
VIP Freedom 2005	92%	–	–%
VIP Freedom 2010	–%	1	84%
VIP Freedom 2015	27%	3	44%
VIP Freedom 2020	–%	1	73%
VIP Freedom 2025	12%	3	60%
VIP Freedom 2030	–%	2	52%
VIP Freedom 2035	–%	4	87%
VIP Freedom 2040	–%	3	76%
VIP Freedom 2045	–%	3	90%
VIP Freedom 2050	–%	4	93%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
VIP Freedom Income
Initial Class	- %
Actual		$1,000.00	$1,030.00	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,030.00	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,029.20	$1.26
Hypothetical-C		$1,000.00	$1,023.62	$1.26
VIP Freedom 2005
Initial Class	- %
Actual		$1,000.00	$1,027.00	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,026.90	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,026.20	$1.26
Hypothetical-C		$1,000.00	$1,023.62	$1.26
VIP Freedom 2010
Initial Class	- %
Actual		$1,000.00	$1,025.20	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,024.40	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,023.60	$1.26
Hypothetical-C		$1,000.00	$1,023.62	$1.26
VIP Freedom 2015
Initial Class	- %
Actual		$1,000.00	$1,022.40	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,022.40	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,020.80	$1.26
Hypothetical-C		$1,000.00	$1,023.62	$1.26
VIP Freedom 2020
Initial Class	- %
Actual		$1,000.00	$1,020.70	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,019.90	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,018.30	$1.25
Hypothetical-C		$1,000.00	$1,023.62	$1.26
VIP Freedom 2025
Initial Class	- %
Actual		$1,000.00	$1,016.80	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,016.80	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,015.30	$1.25
Hypothetical-C		$1,000.00	$1,023.62	$1.26
VIP Freedom 2030
Initial Class	- %
Actual		$1,000.00	$1,009.50	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,008.70	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,008.70	$1.25
Hypothetical-C		$1,000.00	$1,023.62	$1.26
VIP Freedom 2035
Initial Class	- %
Actual		$1,000.00	$1,004.10	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,003.00	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,002.50	$1.24
Hypothetical-C		$1,000.00	$1,023.62	$1.26
VIP Freedom 2040
Initial Class	- %
Actual		$1,000.00	$1,004.20	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,003.60	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,002.50	$1.24
Hypothetical-C		$1,000.00	$1,023.62	$1.26
VIP Freedom 2045
Initial Class	- %
Actual		$1,000.00	$1,003.80	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,003.20	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,002.70	$1.24
Hypothetical-C		$1,000.00	$1,023.62	$1.26
VIP Freedom 2050
Initial Class	- %
Actual		$1,000.00	$1,003.80	$-
Hypothetical-C		$1,000.00	$1,024.86	$-
Service Class	.10%
Actual		$1,000.00	$1,003.80	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class 2.25%
Actual		$1,000.00	$1,003.20	$1.25
Hypothetical-C		$1,000.00	$1,023.62	$1.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

VIPFF2K-SANN-0816
1.819548.112

Fidelity® Variable Insurance Products: FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio Semi-Annual Report June 30, 2016

Contents

VIP FundsManager® 20% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	43.5	42.9
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.23%	15.6	15.8
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	13.1	11.8
Fidelity Inflation-Protected Bond Index Fund Institutional Class	2.1	1.5
Fidelity Floating Rate High Income Fund	2.0	0.5
Fidelity Overseas Fund	1.8	2.5
Fidelity Technology Portfolio	1.7	1.8
Fidelity Consumer Staples Portfolio	1.4	1.2
Fidelity Long-Term Treasury Bond Index Fund Premium Class	1.3	1.9
Fidelity Medical Equipment and Systems Portfolio	1.2	0.7
	83.7

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Domestic Equity Funds	15.4%
International Equity Funds	6.1%
Fixed-Income Funds	49.8%
Money Market Funds	28.7%

As of December 31, 2015
Domestic Equity Funds	15.8%
International Equity Funds	8.8%
Fixed-Income Funds	47.8%
Money Market Funds	27.6%

VIP FundsManager® 20% Portfolio

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 21.5%
	Shares	Value
Domestic Equity Funds - 15.4%
Fidelity Banking Portfolio (a)	193,731	$4,572,043
Fidelity Blue Chip Growth Fund (a)	1,336	87,108
Fidelity Chemicals Portfolio (a)	22,680	3,146,681
Fidelity Construction and Housing Portfolio (a)	72,590	4,334,322
Fidelity Consumer Discretionary Portfolio (a)	214,205	7,302,261
Fidelity Consumer Staples Portfolio (a)	103,212	10,175,696
Fidelity Defense and Aerospace Portfolio (a)	29,755	3,545,852
Fidelity Dividend Growth Fund (a)	707	21,640
Fidelity Electronics Portfolio (a)	51,262	3,880,568
Fidelity Energy Portfolio (a)	158,618	6,474,802
Fidelity Equity Dividend Income Fund (a)	66,034	1,714,247
Fidelity Extended Market Index Fund Premium Class (a)	328	16,706
Fidelity Financial Services Portfolio (a)	68,382	5,590,213
Fidelity Global Commodity Stock Fund (a)	118,129	1,208,456
Fidelity Gold Portfolio (a)	7,045	179,706
Fidelity Health Care Portfolio (a)	8,755	1,686,002
Fidelity Health Care Services Portfolio (a)	22,617	1,947,733
Fidelity Industrial Equipment Portfolio (a)	60,368	2,308,484
Fidelity Industrials Portfolio (a)	157,112	4,774,628
Fidelity Insurance Portfolio (a)	82,040	5,593,517
Fidelity IT Services Portfolio (a)	54,189	2,121,498
Fidelity Low-Priced Stock Fund (a)	1,735	83,146
Fidelity Materials Portfolio (a)	2,531	177,124
Fidelity Medical Equipment and Systems Portfolio (a)	214,481	8,579,244
Fidelity Natural Gas Portfolio (a)	155	3,861
Fidelity OTC Portfolio (a)	1,575	122,676
Fidelity Pharmaceuticals Portfolio (a)	25,759	489,172
Fidelity Real Estate Investment Portfolio (a)	104,140	4,734,208
Fidelity Retailing Portfolio (a)	24,584	2,586,743
Fidelity Series Commodity Strategy Fund (a)(b)	300,912	1,661,034
Fidelity Small Cap Stock Fund (a)	6,415	110,666
Fidelity Software and IT Services Portfolio (a)	31,480	3,806,208
Fidelity Technology Portfolio (a)	105,489	12,341,190
Fidelity Telecom and Utilities Fund (a)	33,080	866,687
Fidelity Telecommunications Portfolio (a)	77,976	5,504,360
Fidelity Utilities Portfolio (a)	42,422	3,298,700

TOTAL DOMESTIC EQUITY FUNDS		115,047,182

International Equity Funds - 6.1%
Fidelity Diversified International Fund (a)	1,314	43,693
Fidelity Emerging Asia Fund (a)	74,063	2,287,810
Fidelity Emerging Markets Fund (a)	85,040	1,967,819
Fidelity Europe Fund (a)	18,690	632,266
Fidelity International Capital Appreciation Fund (a)	184,000	3,105,912
Fidelity International Discovery Fund (a)	17,618	650,994
Fidelity International Index Fund Premium Class (a)	178,209	6,183,846
Fidelity International Real Estate Fund (a)	1,181	11,979
Fidelity International Small Cap Fund (a)	179,411	4,079,806
Fidelity International Small Cap Opportunities Fund (a)	403,044	5,840,107
Fidelity Japan Smaller Companies Fund (a)	138,540	2,047,621
Fidelity Nordic Fund (a)	65,372	3,018,879
Fidelity Overseas Fund (a)	346,198	13,681,755
Fidelity Pacific Basin Fund (a)	61,754	1,712,431

TOTAL INTERNATIONAL EQUITY FUNDS		45,264,918

TOTAL EQUITY FUNDS
(Cost $143,601,005)		160,312,100

Fixed-Income Funds - 49.8%
Fidelity Floating Rate High Income Fund (a)	1,590,442	14,870,634
Fidelity Focused High Income Fund (a)	39,128	322,412
Fidelity High Income Fund (a)	42,639	354,756
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	1,586,645	15,818,849
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	678,793	9,883,225
Fidelity New Markets Income Fund (a)	190,403	3,008,372
Fidelity Real Estate Income Fund (a)	244,164	2,922,642
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	27,125,166	324,416,992
TOTAL FIXED-INCOME FUNDS
(Cost $350,628,146)		371,597,882

Money Market Funds - 28.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (a)(c)	98,060,120	98,060,120
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.23% (a)(c)	116,411,338	116,411,338
TOTAL MONEY MARKET FUNDS
(Cost $214,471,458)		214,471,458
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $708,700,609)		746,381,440
NET OTHER ASSETS (LIABILITIES) - 0.0%		262,327
NET ASSETS - 100%		$746,643,767

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$274,921	$--	$276,333	$--	$--
Fidelity Banking Portfolio	5,195,707	301,349	505,657	--	4,572,043
Fidelity Blue Chip Growth Fund	812,111	--	638,439	--	87,108
Fidelity Blue Chip Value Fund	2,032,236	419,475	2,470,656	--	--
Fidelity Brokerage and Investment Management Portfolio	180,085	--	152,777	--	--
Fidelity Chemicals Portfolio	1,940,637	1,286,408	234,025	--	3,146,681
Fidelity China Region Fund	1,656,220	--	1,452,854	--	--
Fidelity Computers Portfolio	1,814,151	1,674	1,766,609	1,633	--
Fidelity Construction and Housing Portfolio	4,054,379	162,592	--	--	4,334,322
Fidelity Consumer Discretionary Portfolio	8,257,010	450,133	1,320,946	7,594	7,302,261
Fidelity Consumer Staples Portfolio	8,896,189	2,565,100	2,109,042	15,793	10,175,696
Fidelity Contrafund	4,905,226	1,641,708	6,173,710	251	--
Fidelity Defense and Aerospace Portfolio	2,117,669	1,268,974	--	7,387	3,545,852
Fidelity Diversified International Fund	11,563,792	44,551	10,681,640	--	43,693
Fidelity Dividend Growth Fund	21,407	--	--	--	21,640
Fidelity Electronics Portfolio	2,265,797	1,595,396	--	1,616	3,880,568
Fidelity Emerging Asia Fund	4,173,569	--	1,905,041	--	2,287,810
Fidelity Emerging Markets Fund	1,074,715	778,783	--	--	1,967,819
Fidelity Energy Portfolio	4,793,372	1,601,740	624,801	5,084	6,474,802
Fidelity Energy Service Portfolio	835,917	183	878,475	183	--
Fidelity Equity Dividend Income Fund	--	2,011,784	522,547	10,226	1,714,247
Fidelity Europe Fund	4,462,814	--	3,454,558	--	632,266
Fidelity Extended Market Index Fund Investor Class	16,301	--	--	31	--
Fidelity Extended Market Index Fund Premium Class	--	149	--	--	16,706
Fidelity Financial Services Portfolio	8,028,171	83,990	2,096,515	--	5,590,213
Fidelity Floating Rate High Income Fund	3,920,869	10,871,648	--	125,287	14,870,634
Fidelity Focused High Income Fund	306,157	7,324	--	7,324	322,412
Fidelity Global Commodity Stock Fund	34,871	1,139,859	--	--	1,208,456
Fidelity Gold Portfolio	94,034	1,630	--	--	179,706
Fidelity Health Care Portfolio	5,467,799	526,684	3,654,865	--	1,686,002
Fidelity Health Care Services Portfolio	$1,885,014	$29,854	$6,415	$--	$1,947,733
Fidelity High Income Fund	329,415	9,716	--	9,716	354,756
Fidelity Industrial Equipment Portfolio	682,849	1,495,562	--	--	2,308,484
Fidelity Industrials Portfolio	6,750,268	807,157	2,789,520	--	4,774,628
Fidelity Inflation-Protected Bond Index Fund Institutional Class	--	26,783	45,410	470	15,818,849
Fidelity Inflation-Protected Bond Index Fund Investor Class	11,115,443	4,388,941	488,794	46	--
Fidelity Insurance Portfolio	4,871,679	663,166	--	11,149	5,593,517
Fidelity International Capital Appreciation Fund	355,942	3,079,520	330,870	--	3,105,912
Fidelity International Discovery Fund	2,593,993	349,088	2,112,506	--	650,994
Fidelity International Index Fund Investor Class	7,015,151	34,216	3,823,709	6,766	--
Fidelity International Index Fund Premium Class	--	3,180,000	--	--	6,183,846
Fidelity International Real Estate Fund	11,838	--	--	--	11,979
Fidelity International Small Cap Fund	2,011,705	1,858,331	--	--	4,079,806
Fidelity International Small Cap Opportunities Fund	3,908,429	2,456,435	500,000	--	5,840,107
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	--	129,614,953	31,554,831	117,472	98,060,120
Fidelity Investments Money Market Portfolio Class I 0.42%	116,279,132	31,359	116,310,491	42,186	--
Fidelity Investments Money Market Treasury Portfolio Institutional Class 0.23%	--	116,411,338	--	100,846	116,411,338
Fidelity Investments Prime Money Market Portfolio Class I 0.44%	86,244,202	272,372	86,516,576	31,424	--
Fidelity IT Services Portfolio	2,312,759	413,564	584,889	--	2,121,498
Fidelity Japan Fund	2,271,246	--	2,110,258	--	--
Fidelity Japan Smaller Companies Fund	3,538,339	819,979	2,500,000	--	2,047,621
Fidelity Large Cap Stock Fund	98,163	--	101,620	--	--
Fidelity Long-Term Treasury Bond Index Fund Investor Class	13,880,534	550,491	6,128,318	161,138	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	26,059	29,516	6,621	9,883,225
Fidelity Low-Priced Stock Fund	3,970,688	665,034	4,386,922	--	83,146
Fidelity Materials Portfolio	430,944	180,712	381,514	--	177,124
Fidelity Medical Equipment and Systems Portfolio	5,236,775	2,440,897	19,244	--	8,579,244
Fidelity Mid Cap Value Fund	231,827	--	220,005	--	--
Fidelity Natural Gas Portfolio	3,104	9	--	5	3,861
Fidelity New Markets Income Fund	3,678,555	121,795	1,000,000	84,098	3,008,372
Fidelity Nordic Fund	--	2,964,957	--	--	3,018,879
Fidelity OTC Portfolio	54,805	74,261	--	--	122,676
Fidelity Overseas Fund	18,642,686	925,296	5,324,565	--	13,681,755
Fidelity Pacific Basin Fund	1,625,358	--	--	--	1,712,431
Fidelity Pharmaceuticals Portfolio	1,892,123	--	1,240,000	--	489,172
Fidelity Real Estate Income Fund	2,565,568	187,515	--	40,046	2,922,642
Fidelity Real Estate Investment Portfolio	3,203,294	1,267,119	251,087	20,152	4,734,208
Fidelity Retailing Portfolio	2,389,430	197,628	--	182	2,586,743
Fidelity Series Commodity Strategy Fund	5,316	1,575,083	--	--	1,661,034
Fidelity Small Cap Stock Fund	108,883	2,564	--	--	110,666
Fidelity Software and IT Services Portfolio	1,904,420	1,886,477	--	1,039	3,806,208
Fidelity Stock Selector Large Cap Value Fund	663,483	171,905	826,718	--	--
Fidelity Technology Portfolio	13,331,780	455,047	1,269,682	--	12,341,190
Fidelity Telecom and Utilities Fund	--	726,596	--	4,343	866,687
Fidelity Telecommunications Portfolio	3,105,150	1,705,961	76,975	9,059	5,504,360
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	1,434,273	953,602	215,971	324,416,992
Fidelity U.S. Bond Index Fund Investor Class	315,178,807	28,328,329	32,202,554	3,486,080	--
Fidelity Utilities Portfolio	973,785	2,360,495	539,331	2,467	3,298,700
Fidelity Value Discovery Fund	--	812,518	881,040	--	--
Total	$734,549,008	$341,764,489	$346,426,452	$4,533,685	$746,381,440

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $708,700,609) — See accompanying schedule		$746,381,440
Cash		4
Receivable for investments sold		13
Receivable for fund shares sold		373,017
Dividends receivable		397,276
Total assets		747,151,750
Liabilities
Payable for investments purchased	$383,721
Payable for fund shares redeemed	31
Accrued management fee	123,936
Distribution and service plan fees payable	295
Total liabilities		507,983
Net Assets		$746,643,767
Net Assets consist of:
Paid in capital		$707,129,941
Undistributed net investment income		3,748,000
Accumulated undistributed net realized gain (loss) on investments		(1,915,005)
Net unrealized appreciation (depreciation) on investments		37,680,831
Net Assets		$746,643,767
Service Class:
Net Asset Value, offering price and redemption price per share ($60,756 ÷ 5,427 shares)		$11.20
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,422,148 ÷ 216,901 shares)		$11.17
Investor Class:
Net Asset Value, offering price and redemption price per share ($744,160,863 ÷ 66,508,901 shares)		$11.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$4,533,685
Expenses
Management fee	$913,704
Distribution and service plan fees	2,375
Independent trustees' fees and expenses	1,659
Total expenses before reductions	917,738
Expense reductions	(184,100)	733,638
Net investment income (loss)		3,800,047
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1,711,064)
Capital gain distributions from underlying funds	405,809
Total net realized gain (loss)		(1,305,255)
Change in net unrealized appreciation (depreciation) on underlying funds		18,205,458
Net gain (loss)		16,900,203
Net increase (decrease) in net assets resulting from operations		$20,700,250

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,800,047	$8,791,053
Net realized gain (loss)	(1,305,255)	10,385,774
Change in net unrealized appreciation (depreciation)	18,205,458	(19,017,635)
Net increase (decrease) in net assets resulting from operations	20,700,250	159,192
Distributions to shareholders from net investment income	(66,551)	(8,798,379)
Distributions to shareholders from net realized gain	(8,917,973)	(23,627,789)
Total distributions	(8,984,524)	(32,426,168)
Share transactions - net increase (decrease)	501,337	4,615,665
Total increase (decrease) in net assets	12,217,063	(27,651,311)
Net Assets
Beginning of period	734,426,704	762,078,015
End of period	$746,643,767	$734,426,704
Other Information
Undistributed net investment income end of period	$3,748,000	$14,504

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 20% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.51	$11.33	$11.10	$10.68	$10.63
Income from Investment Operations
Net investment income (loss)A	.06	.13	.15	.14	.17	.20
Net realized and unrealized gain (loss)	.26	(.13)	.32	.47	.44	.05
Total from investment operations	.32	–B	.47	.61	.61	.25
Distributions from net investment income	–B	(.13)	(.15)	(.14)	(.16)	(.18)
Distributions from net realized gain	(.13)	(.36)	(.15)	(.24)	(.03)	(.02)
Total distributions	(.14)C	(.49)	(.29)D	(.38)	(.19)	(.20)
Net asset value, end of period	$11.20	$11.02	$11.51	$11.33	$11.10	$10.68
Total ReturnE,F,G	2.92%	(.03)%	4.21%	5.53%	5.68%	2.30%
Ratios to Average Net AssetsH,I
Expenses before reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.04%J	1.16%	1.31%	1.23%	1.51%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$62	$68	$72	$71	$64
Portfolio turnover rateH	93%J	44%	28%	25%	17%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.134 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 20% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.00	$11.49	$11.32	$11.08	$10.67	$10.62
Income from Investment Operations
Net investment income (loss)A	.05	.11	.13	.12	.15	.18
Net realized and unrealized gain (loss)	.26	(.12)	.32	.48	.43	.05
Total from investment operations	.31	(.01)	.45	.60	.58	.23
Distributions from net investment income	–B	(.12)	(.13)	(.12)	(.14)	(.16)
Distributions from net realized gain	(.13)	(.36)	(.15)	(.24)	(.03)	(.02)
Total distributions	(.14)C	(.48)	(.28)	(.36)	(.17)	(.18)
Net asset value, end of period	$11.17	$11.00	$11.49	$11.32	$11.08	$10.67
Total ReturnD,E,F	2.83%	(.17)%	3.98%	5.46%	5.43%	2.20%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.89%I	1.01%	1.16%	1.08%	1.36%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,422	$1,454	$1,426	$1,197	$1,274	$1,373
Portfolio turnover rateG	93%I	44%	28%	25%	17%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.134 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 20% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$11.50	$11.33	$11.09	$10.68	$10.63
Income from Investment Operations
Net investment income (loss)A	.06	.13	.15	.14	.17	.20
Net realized and unrealized gain (loss)	.26	(.13)	.31	.48	.43	.05
Total from investment operations	.32	–B	.46	.62	.60	.25
Distributions from net investment income	–B	(.13)	(.15)	(.14)	(.16)	(.18)
Distributions from net realized gain	(.13)	(.36)	(.15)	(.24)	(.03)	(.02)
Total distributions	(.14)C	(.49)	(.29)D	(.38)	(.19)	(.20)
Net asset value, end of period	$11.19	$11.01	$11.50	$11.33	$11.09	$10.68
Total ReturnE,F,G	2.92%	(.03)%	4.12%	5.62%	5.58%	2.31%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.04%J	1.16%	1.31%	1.23%	1.51%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$744,161	$732,911	$760,583	$694,546	$650,963	$533,568
Portfolio turnover rateH	93%J	44%	28%	25%	17%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.134 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	34.0	33.2
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	9.0	7.5
Fidelity Overseas Fund	3.7	3.5
Fidelity Technology Portfolio	3.5	3.6
Fidelity Consumer Staples Portfolio	3.1	2.6
Fidelity Consumer Discretionary Portfolio	2.6	2.8
Fidelity Diversified International Fund	2.3	5.5
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	2.1	1.7
Fidelity Financial Services Portfolio	2.1	2.4
Fidelity Industrials Portfolio	1.9	1.6
	64.3

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Domestic Equity Funds	36.4%
International Equity Funds	15.0%
Fixed-Income Funds	39.6%
Money Market Funds	9.0%

As of December 31, 2015
Domestic Equity Funds	37.1%
International Equity Funds	17.8%
Fixed-Income Funds	37.6%
Money Market Funds	7.5%

VIP FundsManager® 50% Portfolio

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 36.4%
Fidelity 500 Index Fund Premium Class (a)	3,122	$231,506
Fidelity Air Transportation Portfolio (a)	51,400	3,098,902
Fidelity Banking Portfolio (a)	3,426,054	80,854,880
Fidelity Blue Chip Growth Fund (a)	512,103	33,378,860
Fidelity Blue Chip Value Fund (a)	2,859,782	44,555,404
Fidelity Chemicals Portfolio (a)	423,960	58,820,236
Fidelity Computers Portfolio (a)	111,346	7,429,000
Fidelity Construction and Housing Portfolio (a)	707,005	42,215,293
Fidelity Consumer Discretionary Portfolio (a)	4,800,371	163,644,637
Fidelity Consumer Finance Portfolio (a)	191,976	2,165,491
Fidelity Consumer Staples Portfolio (a)	2,001,351	197,313,212
Fidelity Contrafund (a)	238,913	23,181,737
Fidelity Defense and Aerospace Portfolio (a)	375,001	44,688,920
Fidelity Dividend Growth Fund (a)	5,687	174,148
Fidelity Electronics Portfolio (a)	690,793	52,293,042
Fidelity Energy Portfolio (a)	2,690,903	109,842,648
Fidelity Energy Service Portfolio (a)	92,923	4,149,026
Fidelity Equity Dividend Income Fund (a)	828,796	21,515,534
Fidelity Financial Services Portfolio (a)	1,596,168	130,486,763
Fidelity Global Commodity Stock Fund (a)	822,115	8,410,232
Fidelity Gold Portfolio (a)	5,944	151,628
Fidelity Growth Company Fund (a)	1,514	196,600
Fidelity Health Care Portfolio (a)	579,624	111,624,047
Fidelity Health Care Services Portfolio (a)	292,527	25,192,407
Fidelity Industrial Equipment Portfolio (a)	1,076,703	41,173,140
Fidelity Industrials Portfolio (a)	3,927,732	119,363,770
Fidelity Insurance Portfolio (a)	1,179,879	80,444,182
Fidelity IT Services Portfolio (a)	758,304	29,687,591
Fidelity Large Cap Stock Fund (a)	1,084,701	28,180,533
Fidelity Low-Priced Stock Fund (a)	14,673	703,151
Fidelity Magellan Fund (a)	151	13,150
Fidelity Materials Portfolio (a)	72,856	5,097,750
Fidelity Medical Equipment and Systems Portfolio (a)	1,698,383	67,935,324
Fidelity Mid Cap Value Fund (a)	31,608	720,040
Fidelity Nasdaq Composite Index Fund (a)	10,862	693,125
Fidelity OTC Portfolio (a)	243,506	18,961,838
Fidelity Pharmaceuticals Portfolio (a)	1,332,891	25,311,597
Fidelity Real Estate Investment Portfolio (a)	1,020,289	46,382,353
Fidelity Retailing Portfolio (a)	341,570	35,940,023
Fidelity Series Commodity Strategy Fund (a)(b)	2,789,419	15,397,591
Fidelity Small Cap Growth Fund (a)	5,648	106,070
Fidelity Small Cap Stock Fund (a)	858,869	14,815,491
Fidelity Small Cap Value Fund (a)	12,260	215,539
Fidelity Software and IT Services Portfolio (a)	732,707	88,591,637
Fidelity Stock Selector Large Cap Value Fund (a)	4,436,180	76,302,288
Fidelity Technology Portfolio (a)	1,879,729	219,909,481
Fidelity Telecom and Utilities Fund (a)	637,340	16,698,308
Fidelity Telecommunications Portfolio (a)	1,577,816	111,378,012
Fidelity Utilities Portfolio (a)	811,852	63,129,621
Fidelity Value Discovery Fund (a)	1,230,849	28,691,097

TOTAL DOMESTIC EQUITY FUNDS		2,301,456,855

International Equity Funds - 15.0%
Fidelity Diversified International Fund (a)	4,321,096	143,719,667
Fidelity Emerging Asia Fund (a)	1,103,840	34,097,602
Fidelity Emerging Markets Fund (a)	337,148	7,801,609
Fidelity Europe Fund (a)	2,270,222	76,801,616
Fidelity International Capital Appreciation Fund (a)	1,715,849	28,963,533
Fidelity International Discovery Fund (a)	2,077,198	76,752,484
Fidelity International Index Fund Institutional Class (a)	3,402,581	118,069,556
Fidelity International Real Estate Fund (a)	15,815	160,364
Fidelity International Small Cap Fund (a)	1,808,156	41,117,472
Fidelity International Small Cap Opportunities Fund (a)	5,183,386	75,107,270
Fidelity Japan Fund (a)	1,233,367	14,430,394
Fidelity Japan Smaller Companies Fund (a)	3,935,359	58,164,610
Fidelity Nordic Fund (a)	669,015	30,895,095
Fidelity Overseas Fund (a)	5,930,385	234,368,796
Fidelity Pacific Basin Fund (a)	350,614	9,722,534

TOTAL INTERNATIONAL EQUITY FUNDS		950,172,602

TOTAL EQUITY FUNDS
(Cost $3,044,235,143)		3,251,629,457

Fixed-Income Funds - 39.6%
Fidelity Floating Rate High Income Fund (a)	10,191,880	95,294,079
Fidelity Focused High Income Fund (a)	61,299	505,101
Fidelity High Income Fund (a)	614,512	5,112,738
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	13,450,321	134,099,703
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	5,208,018	75,828,740
Fidelity New Markets Income Fund (a)	1,487,222	23,498,106
Fidelity Real Estate Income Fund (a)	1,585,539	18,978,898
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	179,545,714	2,147,366,735
TOTAL FIXED-INCOME FUNDS
(Cost $2,414,202,962)		2,500,684,100

Money Market Funds - 9.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (a)(c)
(Cost $567,116,405)	567,116,405	567,116,405
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,025,554,510)		6,319,429,962
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,518,934
NET ASSETS - 100%		$6,320,948,896

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$223,048	$--	$--	$1,081	$--
Fidelity 500 Index Fund Premium Class	--	1,143	--	--	231,506
Fidelity Air Transportation Portfolio	9,262,502	--	5,850,000	--	3,098,902
Fidelity Automotive Portfolio	6,469,331	--	5,178,285	--	--
Fidelity Banking Portfolio	85,594,035	4,214,408	2,103,785	--	80,854,880
Fidelity Blue Chip Growth Fund	108,678,685	670,822	68,959,191	--	33,378,860
Fidelity Blue Chip Value Fund	50,999,832	4,050,861	10,458,331	--	44,555,404
Fidelity Brokerage and Investment Management Portfolio	14,411,464	--	12,434,288	--	--
Fidelity Chemicals Portfolio	37,983,812	24,097,493	5,687,500	--	58,820,236
Fidelity China Region Fund	11,950,996	--	10,463,451	--	--
Fidelity Computers Portfolio	22,816,977	21,887	14,152,814	21,349	7,429,000
Fidelity Construction and Housing Portfolio	38,625,226	3,433,696	800,000	--	42,215,293
Fidelity Consumer Discretionary Portfolio	169,442,046	6,505,389	11,500,416	165,836	163,644,637
Fidelity Consumer Finance Portfolio	3,103,656	67,549	800,000	5,941	2,165,491
Fidelity Consumer Staples Portfolio	$160,136,675	$51,087,214	$29,841,580	$301,169	$197,313,212
Fidelity Contrafund	68,386,975	9,929,260	53,527,662	8,739	23,181,737
Fidelity Defense and Aerospace Portfolio	37,175,626	5,772,736	--	93,099	44,688,920
Fidelity Diversified International Fund	338,225,463	--	175,921,908	--	143,719,667
Fidelity Dividend Growth Fund	172,271	--	--	--	174,148
Fidelity Electronics Portfolio	27,604,565	24,420,637	--	20,633	52,293,042
Fidelity Emerging Asia Fund	46,376,813	--	12,939,638	--	34,097,602
Fidelity Emerging Markets Fund	4,283,885	5,235,671	2,000,000	--	7,801,609
Fidelity Energy Portfolio	83,220,015	16,896,759	4,091,086	94,161	109,842,648
Fidelity Energy Service Portfolio	11,903,027	2,322	8,600,000	2,322	4,149,026
Fidelity Equity Dividend Income Fund	--	26,451,644	7,000,000	83,714	21,515,534
Fidelity Europe Fund	107,632,829	--	24,271,444	--	76,801,616
Fidelity Financial Services Portfolio	148,547,857	525,518	13,643,956	--	130,486,763
Fidelity Floating Rate High Income Fund	32,122,729	62,445,243	--	934,813	95,294,079
Fidelity Focused High Income Fund	466,598	24,838	--	11,248	505,101
Fidelity Global Commodity Stock Fund	42,364	8,232,253	--	--	8,410,232
Fidelity Gold Portfolio	79,341	1,375	--	--	151,628
Fidelity Growth Company Fund	206,713	539	--	--	196,600
Fidelity Health Care Portfolio	157,801,720	11,610,440	42,879,210	--	111,624,047
Fidelity Health Care Services Portfolio	22,374,105	2,689,901	464,639	--	25,192,407
Fidelity High Income Fund	4,747,519	140,032	--	140,032	5,112,738
Fidelity Industrial Equipment Portfolio	33,842,662	5,417,965	--	--	41,173,140
Fidelity Industrials Portfolio	100,736,644	31,823,307	16,216,545	--	119,363,770
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	--	85,994	195,761	--	134,099,703
Fidelity Inflation-Protected Bond Index Fund Investor Class	103,837,384	25,073,999	1,870,470	380	--
Fidelity Insurance Portfolio	65,956,537	13,193,790	--	164,717	80,444,182
Fidelity International Capital Appreciation Fund	1,316,862	28,237,260	1,224,103	--	28,963,533
Fidelity International Discovery Fund	100,651,836	6,128,686	23,310,215	--	76,752,484
Fidelity International Index Fund Institutional Class	--	39,844,000	--	--	118,069,556
Fidelity International Index Fund Investor Class	82,634,239	281,770	3,150,000	111,924	--
Fidelity International Real Estate Fund	158,466	--	--	--	160,364
Fidelity International Small Cap Fund	15,438,298	24,445,569	--	--	41,117,472
Fidelity International Small Cap Opportunities Fund	49,732,063	26,389,620	--	--	75,107,270
Fidelity International Value Fund	4,294,764	--	3,922,319	--	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	--	737,972,059	170,855,656	703,706	567,116,405
Fidelity Investments Prime Money Market Portfolio Class I 0.44%	463,644,497	126,588	463,771,084	167,608	--
Fidelity IT Services Portfolio	36,922,810	6,464,841	13,475,186	--	29,687,591
Fidelity Japan Fund	50,245,967	--	33,721,626	--	14,430,394
Fidelity Japan Smaller Companies Fund	39,529,567	14,546,835	--	--	58,164,610
Fidelity Large Cap Stock Fund	36,507,164	517,995	8,409,904	153,626	28,180,533
Fidelity Leisure Portfolio	789,702	--	739,063	--	--
Fidelity Long-Term Treasury Bond Index Fund Investor Class	92,436,385	4,480,470	32,422,683	1,137,534	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	100,006	107,670	50,766	75,828,740
Fidelity Low-Priced Stock Fund	31,042,654	4,781,511	34,926,520	--	703,151
Fidelity Magellan Fund	13,343	120	--	16	13,150
Fidelity Materials Portfolio	5,717,244	5,137,780	5,034,781	--	5,097,750
Fidelity Medical Equipment and Systems Portfolio	40,385,234	19,763,049	464,532	--	67,935,324
Fidelity Mega Cap Stock Fund	38,159,112	--	37,517,242	--	--
Fidelity Mid Cap Value Fund	36,114,586	1,900,000	36,027,792	--	720,040
Fidelity Nasdaq Composite Index Fund	711,818	478	--	--	693,125
Fidelity New Markets Income Fund	20,190,757	2,550,368	1,000,000	600,324	23,498,106
Fidelity Nordic Fund	17,654,336	13,632,999	--	--	30,895,095
Fidelity OTC Portfolio	8,568,139	12,367,361	1,000,000	--	18,961,838
Fidelity Overseas Fund	214,102,961	31,482,386	5,319,894	--	234,368,796
Fidelity Pacific Basin Fund	9,228,168	--	--	--	9,722,534
Fidelity Pharmaceuticals Portfolio	35,592,219	--	7,360,000	--	25,311,597
Fidelity Real Estate Income Fund	$16,379,032	$1,513,601	$--	$259,050	$18,978,898
Fidelity Real Estate Investment Portfolio	31,435,595	10,810,995	893,367	195,480	46,382,353
Fidelity Retailing Portfolio	30,684,296	5,263,219	--	2,333	35,940,023
Fidelity Series Commodity Strategy Fund	5,316	14,669,100	--	--	15,397,591
Fidelity Small Cap Growth Fund	105,618	--	--	--	106,070
Fidelity Small Cap Stock Fund	14,380,585	526,644	--	--	14,815,491
Fidelity Small Cap Value Fund	205,240	--	--	--	215,539
Fidelity Software and IT Services Portfolio	56,717,029	33,231,051	1,349,654	25,283	88,591,637
Fidelity Stock Selector Large Cap Value Fund	70,476,339	7,412,490	5,935,095	--	76,302,288
Fidelity Technology Portfolio	217,741,598	10,021,594	5,526,098	--	219,909,481
Fidelity Telecom and Utilities Fund	--	14,303,537	--	83,670	16,698,308
Fidelity Telecommunications Portfolio	59,301,007	36,116,395	--	186,999	111,378,012
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	2,839,725	3,034,341	1,429,095	2,147,366,735
Fidelity U.S. Bond Index Fund Investor Class	2,032,935,669	165,676,110	134,196,864	23,013,485	--
Fidelity Utilities Portfolio	14,461,606	45,469,683	6,295,259	46,042	63,129,621
Fidelity Value Discovery Fund	38,643,322	4,567,350	15,107,167	--	28,691,097
Total	$6,130,697,370	$1,677,697,930	$1,597,950,075	$30,216,175	$6,319,429,962

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $6,025,554,510) — See accompanying schedule		$6,319,429,962
Receivable for investments sold		4,041,727
Receivable for fund shares sold		1,344
Dividends receivable		2,658,209
Total assets		6,326,131,242
Liabilities
Payable for investments purchased	$2,760,677
Payable for fund shares redeemed	1,359,264
Accrued management fee	1,051,075
Distribution and service plan fees payable	11,330
Total liabilities		5,182,346
Net Assets		$6,320,948,896
Net Assets consist of:
Paid in capital		$6,061,575,207
Undistributed net investment income		23,999,280
Accumulated undistributed net realized gain (loss) on investments		(58,501,043)
Net unrealized appreciation (depreciation) on investments		293,875,452
Net Assets		$6,320,948,896
Service Class:
Net Asset Value, offering price and redemption price per share ($62,224 ÷ 5,202 shares)		$11.96
Service Class 2:
Net Asset Value, offering price and redemption price per share ($90,879,597 ÷ 7,625,956 shares)		$11.92
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,230,007,075 ÷ 520,897,775 shares)		$11.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$30,216,175
Expenses
Management fee	$7,679,187
Distribution and service plan fees	106,602
Independent trustees' fees and expenses	13,876
Total expenses before reductions	7,799,665
Expense reductions	(1,582,770)	6,216,895
Net investment income (loss)		23,999,280
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(60,713,086)
Capital gain distributions from underlying funds	6,964,949
Total net realized gain (loss)		(53,748,137)
Change in net unrealized appreciation (depreciation) on underlying funds		169,697,817
Net gain (loss)		115,949,680
Net increase (decrease) in net assets resulting from operations		$139,948,960

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,999,280	$68,032,841
Net realized gain (loss)	(53,748,137)	90,122,692
Change in net unrealized appreciation (depreciation)	169,697,817	(166,818,526)
Net increase (decrease) in net assets resulting from operations	139,948,960	(8,662,993)
Distributions to shareholders from net investment income	–	(69,982,049)
Distributions to shareholders from net realized gain	(71,969,152)	(180,001,166)
Total distributions	(71,969,152)	(249,983,215)
Share transactions - net increase (decrease)	123,311,792	1,213,704,685
Total increase (decrease) in net assets	191,291,600	955,058,477
Net Assets
Beginning of period	6,129,657,296	5,174,598,819
End of period	$6,320,948,896	$6,129,657,296
Other Information
Undistributed net investment income end of period	$23,999,280	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 50% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$12.39	$12.01	$10.62	$9.78	$10.02
Income from Investment Operations
Net investment income (loss)A	.05	.15	.17	.15	.18	.19
Net realized and unrealized gain (loss)	.20	(.13)	.45	1.42	.82	(.23)
Total from investment operations	.25	.02	.62	1.57	1.00	(.04)
Distributions from net investment income	–	(.14)	(.14)	(.12)	(.13)	(.18)
Distributions from net realized gain	(.14)	(.42)	(.10)	(.07)	(.03)	(.02)
Total distributions	(.14)	(.56)	(.24)	(.18)B	(.16)	(.20)
Net asset value, end of period	$11.96	$11.85	$12.39	$12.01	$10.62	$9.78
Total ReturnC,D,E	2.19%	.06%	5.18%	14.79%	10.24%	(.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.78%H	1.19%	1.38%	1.33%	1.77%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$62	$64	$73	$80	$72	$59
Portfolio turnover rateF	52%H	24%	25%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 50% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$12.35	$11.98	$10.59	$9.75	$10.01
Income from Investment Operations
Net investment income (loss)A	.04	.13	.15	.13	.17	.17
Net realized and unrealized gain (loss)	.20	(.12)	.44	1.42	.82	(.24)
Total from investment operations	.24	.01	.59	1.55	.99	(.07)
Distributions from net investment income	–	(.12)	(.12)	(.10)	(.12)	(.17)
Distributions from net realized gain	(.14)	(.42)	(.10)	(.07)	(.03)	(.02)
Total distributions	(.14)	(.54)	(.22)	(.16)B	(.15)	(.19)
Net asset value, end of period	$11.92	$11.82	$12.35	$11.98	$10.59	$9.75
Total ReturnC,D,E	2.11%	(.02)%	4.95%	14.66%	10.12%	(.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.63%H	1.04%	1.23%	1.18%	1.62%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$90,880	$83,447	$88,771	$89,164	$81,647	$17,800
Portfolio turnover rateF	52%H	24%	25%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.065 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 50% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$12.38	$12.01	$10.61	$9.78	$10.02
Income from Investment Operations
Net investment income (loss)A	.05	.15	.17	.15	.18	.19
Net realized and unrealized gain (loss)	.20	(.12)	.44	1.43	.81	(.23)
Total from investment operations	.25	.03	.61	1.58	.99	(.04)
Distributions from net investment income	–	(.14)	(.14)	(.12)	(.13)	(.18)
Distributions from net realized gain	(.14)	(.42)	(.10)	(.07)	(.03)	(.02)
Total distributions	(.14)	(.56)	(.24)	(.18)B	(.16)	(.20)
Net asset value, end of period	$11.96	$11.85	$12.38	$12.01	$10.61	$9.78
Total ReturnC,D,E	2.19%	.14%	5.10%	14.90%	10.13%	(.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.78%H	1.19%	1.38%	1.33%	1.77%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$6,230,007	$6,046,146	$5,085,755	$3,319,291	$1,347,437	$747,577
Portfolio turnover rateF	52%H	24%	25%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.065 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	29.2	28.7
Fidelity Overseas Fund	5.4	4.9
Fidelity Technology Portfolio	5.2	5.2
Fidelity Consumer Staples Portfolio	4.0	3.4
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	3.8	2.4
Fidelity Diversified International Fund	3.4	7.3
Fidelity Consumer Discretionary Portfolio	3.4	3.7
Fidelity Financial Services Portfolio	3.0	3.6
Fidelity Health Care Portfolio	2.7	3.5
Fidelity Industrials Portfolio	2.6	2.3
	62.7

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Domestic Equity Funds	43.4%
International Equity Funds	17.9%
Fixed-Income Funds	34.9%
Money Market Funds	3.8%

As of December 31, 2015
Domestic Equity Funds	43.8%
International Equity Funds	20.8%
Fixed-Income Funds	33.0%
Money Market Funds	2.4%

VIP FundsManager® 60% Portfolio

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.3%
	Shares	Value
Domestic Equity Funds - 43.4%
Fidelity 500 Index Fund Premium Class (a)	2,465	$182,770
Fidelity Air Transportation Portfolio (a)	62,444	3,764,749
Fidelity Banking Portfolio (a)	5,515,181	130,158,274
Fidelity Blue Chip Value Fund (a)	2,284,972	35,599,868
Fidelity Chemicals Portfolio (a)	523,619	72,646,911
Fidelity Computers Portfolio (a)	136,684	9,119,555
Fidelity Construction and Housing Portfolio (a)	1,127,659	67,332,503
Fidelity Consumer Discretionary Portfolio (a)	6,740,513	229,784,073
Fidelity Consumer Finance Portfolio (a)	173,398	1,955,925
Fidelity Consumer Staples Portfolio (a)	2,750,169	271,139,193
Fidelity Defense and Aerospace Portfolio (a)	422,586	50,359,524
Fidelity Dividend Growth Fund (a)	2,670	81,763
Fidelity Electronics Portfolio (a)	802,416	60,742,876
Fidelity Energy Portfolio (a)	3,853,133	157,284,895
Fidelity Energy Service Portfolio (a)	121,919	5,443,668
Fidelity Equity Dividend Income Fund (a)	896,047	23,261,376
Fidelity Financial Services Portfolio (a)	2,466,839	201,664,058
Fidelity Global Commodity Stock Fund (a)	849,877	8,694,246
Fidelity Gold Portfolio (a)	29,090	742,087
Fidelity Health Care Portfolio (a)	955,623	184,033,914
Fidelity Health Care Services Portfolio (a)	383,304	33,010,161
Fidelity Industrial Equipment Portfolio (a)	1,353,432	51,755,245
Fidelity Industrials Portfolio (a)	5,887,301	178,915,091
Fidelity Insurance Portfolio (a)	1,281,436	87,368,325
Fidelity IT Services Portfolio (a)	853,190	33,402,404
Fidelity Large Cap Stock Fund (a)	267,031	6,937,472
Fidelity Low-Priced Stock Fund (a)	23,154	1,109,561
Fidelity Magellan Fund (a)	752	65,701
Fidelity Materials Portfolio (a)	199,411	13,952,765
Fidelity Medical Equipment and Systems Portfolio (a)	2,171,369	86,854,743
Fidelity Natural Resources Portfolio (a)	93,229	2,545,160
Fidelity OTC Portfolio (a)	113,579	8,844,408
Fidelity Pharmaceuticals Portfolio (a)	1,445,582	27,451,594
Fidelity Real Estate Investment Portfolio (a)	975,026	44,324,678
Fidelity Retailing Portfolio (a)	524,148	55,150,834
Fidelity Series Commodity Strategy Fund (a)(b)	3,057,037	16,874,843
Fidelity Small Cap Growth Fund (a)	13,215	248,175
Fidelity Small Cap Stock Fund (a)	987,096	17,027,409
Fidelity Small Cap Value Fund (a)	17,333	304,717
Fidelity Software and IT Services Portfolio (a)	983,524	118,917,890
Fidelity Stock Selector All Cap Fund (a)	5,612	191,545
Fidelity Stock Selector Large Cap Value Fund (a)	2,691,615	46,295,777
Fidelity Technology Portfolio (a)	3,031,292	354,630,832
Fidelity Telecom and Utilities Fund (a)	581,074	15,224,143
Fidelity Telecommunications Portfolio (a)	2,097,223	148,042,992
Fidelity Utilities Portfolio (a)	1,166,297	90,691,242
Fidelity Value Discovery Fund (a)	291,033	6,783,982

TOTAL DOMESTIC EQUITY FUNDS		2,960,913,917

International Equity Funds - 17.9%
Fidelity Diversified International Fund (a)	7,009,725	233,143,444
Fidelity Emerging Asia Fund (a)	649,207	20,054,009
Fidelity Emerging Markets Fund (a)	52,925	1,224,691
Fidelity Europe Fund (a)	1,547,213	52,342,213
Fidelity International Capital Appreciation Fund (a)	2,079,570	35,103,148
Fidelity International Discovery Fund (a)	2,798,852	103,417,586
Fidelity International Index Fund Institutional Class (a)	3,752,641	130,216,655
Fidelity International Real Estate Fund (a)	20,219	205,016
Fidelity International Small Cap Fund (a)	2,228,890	50,684,956
Fidelity International Small Cap Opportunities Fund (a)	5,905,035	85,563,960
Fidelity Japan Fund (a)	1,118,557	13,087,115
Fidelity Japan Smaller Companies Fund (a)	4,139,288	61,178,674
Fidelity Nordic Fund (a)	741,108	34,224,372
Fidelity Overseas Fund (a)	9,351,687	369,578,652
Fidelity Pacific Basin Fund (a)	1,181,591	32,765,531

TOTAL INTERNATIONAL EQUITY FUNDS		1,222,790,022

TOTAL EQUITY FUNDS
(Cost $3,528,583,583)		4,183,703,939

Fixed-Income Funds - 34.9%
Fidelity Floating Rate High Income Fund (a)	11,012,726	102,968,990
Fidelity Focused High Income Fund (a)	100,871	831,173
Fidelity High Income Fund (a)	933,092	7,763,323
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (a)	14,506,190	144,626,715
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	5,398,354	78,600,030
Fidelity New Markets Income Fund (a)	1,644,372	25,981,074
Fidelity Real Estate Income Fund (a)	2,014,057	24,108,262
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	166,676,443	1,993,450,266
TOTAL FIXED-INCOME FUNDS
(Cost $2,271,259,542)		2,378,329,833

Money Market Funds - 3.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (a)(c)
(Cost $257,414,239)	257,414,239	257,414,239
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,057,257,364)		6,819,448,011
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,211,989
NET ASSETS - 100%		$6,820,660,000

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$176,093	$--	$--	$854	$--
Fidelity 500 Index Fund Premium Class	--	903	--	--	182,770
Fidelity Air Transportation Portfolio	13,725,321	--	9,350,000	--	3,764,749
Fidelity Automotive Portfolio	7,805,525	--	6,352,292	--	--
Fidelity Banking Portfolio	149,055,336	2,165,640	9,340,884	--	130,158,274
Fidelity Blue Chip Growth Fund	64,553,577	81,252	58,405,567	--	--
Fidelity Blue Chip Value Fund	37,254,283	6,540,691	8,231,283	--	35,599,868
Fidelity Brokerage and Investment Management Portfolio	7,759,106	--	6,572,086	--	--
Fidelity Chemicals Portfolio	58,369,909	21,856,109	10,281,405	--	72,646,911
Fidelity China Region Fund	5,030,513	--	4,412,414	--	--
Fidelity Computers Portfolio	26,302,858	24,409	15,966,520	23,792	9,119,555
Fidelity Construction and Housing Portfolio	61,113,323	6,157,722	1,500,000	--	67,332,503
Fidelity Consumer Discretionary Portfolio	252,104,622	3,435,605	24,080,047	240,095	229,784,073
Fidelity Consumer Finance Portfolio	3,121,435	51,862	1,000,000	4,561	1,955,925
Fidelity Consumer Staples Portfolio	$231,762,488	$54,218,785	$36,787,109	$425,849	$271,139,193
Fidelity Contrafund	79,144,355	7,432,280	84,619,888	9,882	--
Fidelity Defense and Aerospace Portfolio	42,414,711	6,012,824	--	104,911	50,359,524
Fidelity Diversified International Fund	500,256,086	19,480	240,669,576	--	233,143,444
Fidelity Dividend Growth Fund	80,881	--	--	--	81,763
Fidelity Electronics Portfolio	34,342,184	26,203,337	--	24,957	60,742,876
Fidelity Emerging Asia Fund	45,751,359	--	25,676,279	--	20,054,009
Fidelity Emerging Markets Fund	778,337	382,979	--	--	1,224,691
Fidelity Energy Portfolio	128,919,047	12,196,511	4,594,953	142,736	157,284,895
Fidelity Energy Service Portfolio	13,352,567	2,928	9,100,000	2,928	5,443,668
Fidelity Equity Dividend Income Fund	--	21,986,447	1,000,000	102,243	23,261,376
Fidelity Europe Fund	73,376,220	1,376,946	17,819,814	--	52,342,213
Fidelity Financial Services Portfolio	248,213,518	1,036,032	38,469,161	--	201,664,058
Fidelity Floating Rate High Income Fund	40,963,078	61,082,028	--	1,093,335	102,968,990
Fidelity Focused High Income Fund	745,686	63,490	--	18,149	831,173
Fidelity Global Commodity Stock Fund	126,363	8,377,734	--	--	8,694,246
Fidelity Gold Portfolio	386,492	9,552	--	--	742,087
Fidelity Health Care Portfolio	239,665,518	14,740,280	48,919,468	--	184,033,914
Fidelity Health Care Services Portfolio	26,229,149	5,929,007	--	--	33,010,161
Fidelity High Income Fund	7,208,765	212,629	--	212,629	7,763,323
Fidelity Industrial Equipment Portfolio	46,809,163	2,597,227	--	--	51,755,245
Fidelity Industrials Portfolio	155,793,541	41,032,505	22,861,676	--	178,915,091
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	--	112,911	349,249	--	144,626,715
Fidelity Inflation-Protected Bond Index Fund Investor Class	104,618,313	36,793,762	4,136,585	423	--
Fidelity Insurance Portfolio	75,120,539	11,169,763	--	56,878	87,368,325
Fidelity International Capital Appreciation Fund	--	34,363,275	--	178,444	35,103,148
Fidelity International Discovery Fund	130,921,373	12,005,878	30,541,945	--	103,417,586
Fidelity International Index Fund Institutional Class	--	42,890,000	--	--	130,216,655
Fidelity International Index Fund Investor Class	94,928,995	138,653	5,800,000	126,844	--
Fidelity International Real Estate Fund	202,590	--	--	--	205,016
Fidelity International Small Cap Fund	21,057,050	28,062,118	--	--	50,684,956
Fidelity International Small Cap Opportunities Fund	62,876,817	24,313,230	--	--	85,563,960
Fidelity International Value Fund	4,129,818	--	3,738,558	--	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	--	431,479,965	174,065,722	381,019	257,414,239
Fidelity Investments Prime Money Market Portfolio Class I 0.44%	166,740,668	44,968	166,785,636	--	--
Fidelity IT Services Portfolio	46,481,797	5,582,400	18,429,159	--	33,402,404
Fidelity Japan Fund	45,758,125	--	30,647,289	--	13,087,115
Fidelity Japan Smaller Companies Fund	43,595,638	13,192,590	--	--	61,178,674
Fidelity Large Cap Stock Fund	44,795,923	264,584	36,777,316	75,991	6,937,472
Fidelity Leisure Portfolio	6,364,294	--	6,342,681	--	--
Fidelity Long-Term Treasury Bond Index Fund Investor Class	92,788,952	9,213,435	34,928,996	1,165,251	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	116,516	174,627	52,623	78,600,030
Fidelity Low-Priced Stock Fund	27,019,263	3,500,000	28,769,190	--	1,109,561
Fidelity Magellan Fund	66,668	602	--	82	65,701
Fidelity Materials Portfolio	7,218,422	13,534,549	6,422,566	--	13,952,765
Fidelity Medical Equipment and Systems Portfolio	49,716,300	29,684,594	3,083,716	--	86,854,743
Fidelity Mega Cap Stock Fund	20,272,043	--	20,422,042	--	--
Fidelity Mid Cap Value Fund	12,066,946	1,443,000	12,828,612	--	--
Fidelity Natural Resources Portfolio	--	2,208,268	--	744	2,545,160
Fidelity New Markets Income Fund	23,453,410	2,173,983	1,600,000	677,140	25,981,074
Fidelity Nordic Fund	27,570,823	8,378,644	900,000	--	34,224,372
Fidelity OTC Portfolio	12,672,706	10,320	2,729,988	--	8,844,408
Fidelity Overseas Fund	340,043,852	51,050,628	10,665,217	--	369,578,652
Fidelity Pacific Basin Fund	31,099,487	--	--	--	32,765,531
Fidelity Pharmaceuticals Portfolio	65,170,232	--	31,630,000	--	27,451,594
Fidelity Real Estate Income Fund	22,314,496	334,432	--	334,432	24,108,262
Fidelity Real Estate Investment Portfolio	$30,622,375	$10,782,955	$1,951,991	$189,097	$44,324,678
Fidelity Retailing Portfolio	50,722,386	4,433,936	--	3,857	55,150,834
Fidelity Series Commodity Strategy Fund	5,609	16,096,776	--	--	16,874,843
Fidelity Small Cap Growth Fund	247,118	--	--	--	248,175
Fidelity Small Cap Stock Fund	16,712,482	431,976	--	--	17,027,409
Fidelity Small Cap Value Fund	290,157	--	--	--	304,717
Fidelity Software and IT Services Portfolio	87,809,252	34,396,303	2,885,865	36,255	118,917,890
Fidelity Stock Selector All Cap Fund	188,234	--	--	--	191,545
Fidelity Stock Selector Large Cap Value Fund	45,291,854	5,952,421	7,396,361	--	46,295,777
Fidelity Technology Portfolio	359,374,491	12,102,876	12,433,344	--	354,630,832
Fidelity Telecom and Utilities Fund	--	13,126,284	--	76,284	15,224,143
Fidelity Telecommunications Portfolio	80,289,885	49,725,753	3,152,584	250,697	148,042,992
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	2,923,396	4,540,301	1,326,755	1,993,450,266
Fidelity U.S. Bond Index Fund Investor Class	1,976,256,563	143,723,242	203,400,909	21,690,237	--
Fidelity Utilities Portfolio	29,449,054	59,351,269	12,172,645	68,017	90,691,242
Fidelity Value Discovery Fund	18,519,807	13,810,391	26,415,706	--	6,783,982
Total	$6,877,536,216	$1,434,147,840	$1,592,129,222	$29,097,991	$6,819,448,011

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $6,057,257,364) — See accompanying schedule		$6,819,448,011
Cash		5
Receivable for investments sold		3,910,176
Receivable for fund shares sold		12,482
Dividends receivable		2,481,554
Total assets		6,825,852,228
Liabilities
Payable for investments purchased	$1,495,848
Payable for fund shares redeemed	2,497,352
Accrued management fee	1,136,278
Distribution and service plan fees payable	62,750
Total liabilities		5,192,228
Net Assets		$6,820,660,000
Net Assets consist of:
Paid in capital		$6,053,218,191
Undistributed net investment income		21,728,799
Accumulated undistributed net realized gain (loss) on investments		(16,477,637)
Net unrealized appreciation (depreciation) on investments		762,190,647
Net Assets		$6,820,660,000
Service Class:
Net Asset Value, offering price and redemption price per share ($58,094 ÷ 5,331 shares)		$10.90
Service Class 2:
Net Asset Value, offering price and redemption price per share ($506,062,946 ÷ 46,573,901 shares)		$10.87
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,314,538,960 ÷ 579,602,944 shares)		$10.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$29,097,991
Expenses
Management fee	$8,369,612
Distribution and service plan fees	607,834
Independent trustees' fees and expenses	15,239
Total expenses before reductions	8,992,685
Expense reductions	(1,921,588)	7,071,097
Net investment income (loss)		22,026,894
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(19,821,168)
Capital gain distributions from underlying funds	8,528,280
Total net realized gain (loss)		(11,292,888)
Change in net unrealized appreciation (depreciation) on underlying funds		119,709,047
Net gain (loss)		108,416,159
Net increase (decrease) in net assets resulting from operations		$130,443,053

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,026,894	$76,195,667
Net realized gain (loss)	(11,292,888)	242,022,818
Change in net unrealized appreciation (depreciation)	119,709,047	(295,843,842)
Net increase (decrease) in net assets resulting from operations	130,443,053	22,374,643
Distributions to shareholders from net investment income	(619,212)	(75,874,550)
Distributions to shareholders from net realized gain	(215,485,991)	(467,815,616)
Total distributions	(216,105,203)	(543,690,166)
Share transactions - net increase (decrease)	29,997,763	799,417,199
Total increase (decrease) in net assets	(55,664,387)	278,101,676
Net Assets
Beginning of period	6,876,324,387	6,598,222,711
End of period	$6,820,660,000	$6,876,324,387
Other Information
Undistributed net investment income end of period	$21,728,799	$321,117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 60% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.97	$11.81	$10.44	$9.53	$9.88
Income from Investment Operations
Net investment income (loss)A	.04	.13	.15	.13	.15	.18
Net realized and unrealized gain (loss)	.15	(.07)	.48	1.80	.94	(.37)
Total from investment operations	.19	.06	.63	1.93	1.09	(.19)
Distributions from net investment income	–B	(.13)	(.15)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.35)	(.84)	(.32)	(.43)	(.03)	(.02)
Total distributions	(.35)	(.97)	(.47)	(.56)	(.18)	(.16)
Net asset value, end of period	$10.90	$11.06	$11.97	$11.81	$10.44	$9.53
Total ReturnC,D,E	2.01%	.41%	5.40%	18.62%	11.48%	(1.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.67%H	1.11%	1.26%	1.18%	1.51%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$60	$69	$75	$66	$58
Portfolio turnover rateF	42%H	30%	36%	21%	19%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 60% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$11.95	$11.79	$10.43	$9.52	$9.88
Income from Investment Operations
Net investment income (loss)A	.03	.11	.13	.12	.14	.16
Net realized and unrealized gain (loss)	.15	(.07)	.48	1.78	.94	(.37)
Total from investment operations	.18	.04	.61	1.90	1.08	(.21)
Distributions from net investment income	–B	(.11)	(.13)	(.12)	(.14)	(.13)
Distributions from net realized gain	(.35)	(.84)	(.32)	(.43)	(.03)	(.02)
Total distributions	(.35)	(.95)	(.45)	(.54)C	(.17)	(.15)
Net asset value, end of period	$10.87	$11.04	$11.95	$11.79	$10.43	$9.52
Total ReturnD,E,F	1.92%	.27%	5.26%	18.39%	11.35%	(2.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.52%I	.96%	1.11%	1.03%	1.36%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$506,063	$497,768	$425,719	$372,191	$254,505	$45,494
Portfolio turnover rateG	42%I	30%	36%	21%	19%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.425 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 60% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$11.97	$11.81	$10.44	$9.52	$9.88
Income from Investment Operations
Net investment income (loss)A	.04	.13	.15	.13	.15	.17
Net realized and unrealized gain (loss)	.14	(.07)	.48	1.80	.95	(.37)
Total from investment operations	.18	.06	.63	1.93	1.10	(.20)
Distributions from net investment income	–B	(.13)	(.15)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.35)	(.84)	(.32)	(.43)	(.03)	(.02)
Total distributions	(.35)	(.97)	(.47)	(.56)	(.18)	(.16)
Net asset value, end of period	$10.89	$11.06	$11.97	$11.81	$10.44	$9.52
Total ReturnC,D,E	1.92%	.41%	5.40%	18.62%	11.60%	(2.02)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.67%H	1.11%	1.26%	1.18%	1.51%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$6,314,539	$6,378,497	$6,172,435	$6,037,672	$5,275,474	$4,094,228
Portfolio turnover rateF	42%H	30%	36%	21%	19%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity U.S. Bond Index Fund Institutional Premium Class	19.6	18.8
Fidelity Overseas Fund	7.3	7.2
Fidelity Technology Portfolio	5.5	5.6
Fidelity Consumer Staples Portfolio	4.5	3.7
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	3.3	2.4
Fidelity Consumer Discretionary Portfolio	3.3	3.7
Fidelity Diversified International Fund	3.0	6.7
Fidelity Industrials Portfolio	2.8	2.6
Fidelity Health Care Portfolio	2.7	3.5
Fidelity Energy Portfolio	2.6	2.0
	54.6

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Domestic Equity Funds	50.6%
International Equity Funds	20.8%
Fixed-Income Funds	25.3%
Money Market Funds	3.3%

As of December 31, 2015
Domestic Equity Funds	50.7%
International Equity Funds	23.8%
Fixed-Income Funds	23.1%
Money Market Funds	2.4%

VIP FundsManager® 70% Portfolio

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 71.4%
	Shares	Value
Domestic Equity Funds - 50.6%
Fidelity 500 Index Fund Premium Class (a)	350	$25,963
Fidelity Air Transportation Portfolio (a)	7,019	423,202
Fidelity Banking Portfolio (a)	1,020,550	24,084,980
Fidelity Blue Chip Growth Fund (a)	76,904	5,012,620
Fidelity Blue Chip Value Fund (a)	619,441	9,650,894
Fidelity Chemicals Portfolio (a)	101,999	14,151,383
Fidelity Computers Portfolio (a)	16,173	1,079,084
Fidelity Construction and Housing Portfolio (a)	220,033	13,138,188
Fidelity Consumer Discretionary Portfolio (a)	1,116,510	38,061,833
Fidelity Consumer Staples Portfolio (a)	518,440	51,113,012
Fidelity Contrafund (a)	57,232	5,553,263
Fidelity Defense and Aerospace Portfolio (a)	78,429	9,346,381
Fidelity Electronics Portfolio (a)	159,146	12,047,336
Fidelity Energy Portfolio (a)	727,078	29,679,321
Fidelity Energy Service Portfolio (a)	18,844	841,387
Fidelity Equity Dividend Income Fund (a)	455,495	11,824,651
Fidelity Financial Services Portfolio (a)	362,506	29,634,847
Fidelity Global Commodity Stock Fund (a)	163,914	1,676,843
Fidelity Gold Portfolio (a)	4,521	115,341
Fidelity Health Care Portfolio (a)	159,197	30,658,239
Fidelity Health Care Services Portfolio (a)	96,529	8,313,110
Fidelity Industrial Equipment Portfolio (a)	309,197	11,823,692
Fidelity Industrials Portfolio (a)	1,065,518	32,381,101
Fidelity Insurance Portfolio (a)	310,601	21,176,756
Fidelity IT Services Portfolio (a)	146,231	5,724,953
Fidelity Large Cap Stock Fund (a)	68,111	1,769,522
Fidelity Low-Priced Stock Fund (a)	34,786	1,666,946
Fidelity Magellan Fund (a)	236	20,607
Fidelity Materials Portfolio (a)	28,180	1,971,748
Fidelity Medical Equipment and Systems Portfolio (a)	445,027	17,801,070
Fidelity Nasdaq Composite Index Fund (a)	28,520	1,819,889
Fidelity OTC Portfolio (a)	28,822	2,244,332
Fidelity Pharmaceuticals Portfolio (a)	163,432	3,103,571
Fidelity Real Estate Investment Portfolio (a)	170,418	7,747,181
Fidelity Retailing Portfolio (a)	116,829	12,292,718
Fidelity Series Commodity Strategy Fund (a)(b)	467,389	2,579,987
Fidelity Small Cap Stock Fund (a)	258,231	4,454,486
Fidelity Software and IT Services Portfolio (a)	193,376	23,381,073
Fidelity Stock Selector Large Cap Value Fund (a)	811,642	13,960,235
Fidelity Technology Portfolio (a)	536,253	62,736,190
Fidelity Telecom and Utilities Fund (a)	97,113	2,544,348
Fidelity Telecommunications Portfolio (a)	409,733	28,923,074
Fidelity Utilities Portfolio (a)	221,591	17,230,927
Fidelity Value Discovery Fund (a)	251,786	5,869,143

TOTAL DOMESTIC EQUITY FUNDS		579,655,427

International Equity Funds - 20.8%
Fidelity Diversified International Fund (a)	1,040,302	34,600,450
Fidelity Emerging Asia Fund (a)	75,805	2,341,617
Fidelity Emerging Markets Fund (a)	84,648	1,958,745
Fidelity Europe Fund (a)	445,273	15,063,569
Fidelity International Capital Appreciation Fund (a)	447,886	7,560,311
Fidelity International Discovery Fund (a)	553,710	20,459,598
Fidelity International Index Fund Institutional Class (a)	569,524	19,762,476
Fidelity International Real Estate Fund (a)	1,644	16,669
Fidelity International Small Cap Fund (a)	474,034	10,779,542
Fidelity International Small Cap Opportunities Fund (a)	1,069,166	15,492,217
Fidelity Japan Fund (a)	207,130	2,423,415
Fidelity Japan Smaller Companies Fund (a)	823,273	12,167,979
Fidelity Nordic Fund (a)	163,760	7,562,442
Fidelity Overseas Fund (a)	2,117,610	83,687,953
Fidelity Pacific Basin Fund (a)	176,311	4,889,093

TOTAL INTERNATIONAL EQUITY FUNDS		238,766,076

TOTAL EQUITY FUNDS
(Cost $734,218,925)		818,421,503

Fixed-Income Funds - 25.3%
Fidelity Floating Rate High Income Fund (a)	1,940,438	18,143,097
Fidelity Focused High Income Fund (a)	92,300	760,549
Fidelity High Income Fund (a)	64,865	539,676
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	2,446,170	24,388,318
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	888,408	12,935,222
Fidelity New Markets Income Fund (a)	270,188	4,268,972
Fidelity Real Estate Income Fund (a)	325,717	3,898,833
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)	18,833,598	225,249,830
TOTAL FIXED-INCOME FUNDS
(Cost $273,990,294)		290,184,497

Money Market Funds - 3.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (a)(c)
(Cost $38,339,387)	38,339,387	38,339,387
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,046,548,606)		1,146,945,387
NET OTHER ASSETS (LIABILITIES) - 0.0%		76,196
NET ASSETS - 100%		$1,147,021,583

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Investor Class	$25,015	$--	$--	$121	$--
Fidelity 500 Index Fund Premium Class	--	128	--	--	25,963
Fidelity Air Transportation Portfolio	1,752,055	--	1,300,000	--	423,202
Fidelity Banking Portfolio	30,443,354	1,065,607	4,862,244	--	24,084,980
Fidelity Blue Chip Growth Fund	22,535,638	39,776	15,961,963	--	5,012,620
Fidelity Blue Chip Value Fund	14,812,968	2,665,687	7,787,546	--	9,650,894
Fidelity Brokerage and Investment Management Portfolio	1,069,066	--	882,931	--	--
Fidelity Chemicals Portfolio	7,516,222	5,924,320	--	--	14,151,383
Fidelity China Region Fund	625,046	--	551,636	--	--
Fidelity Computers Portfolio	4,211,545	3,520	2,904,975	3,433	1,079,084
Fidelity Construction and Housing Portfolio	12,904,758	2,262,504	2,000,000	--	13,138,188
Fidelity Consumer Discretionary Portfolio	41,490,727	2,115,817	5,220,985	38,703	38,061,833
Fidelity Consumer Staples Portfolio	41,175,715	12,853,711	6,956,539	76,534	51,113,012
Fidelity Contrafund	18,148,209	2,070,467	14,256,163	2,161	5,553,263
Fidelity Defense and Aerospace Portfolio	7,241,652	2,218,946	500,000	19,471	9,346,381
Fidelity Diversified International Fund	74,489,316	98,805	35,562,177	--	34,600,450
Fidelity Dividend Growth Fund	16,682	--	16,946	--	--
Fidelity Electronics Portfolio	5,055,291	6,889,392	--	4,209	12,047,336
Fidelity Emerging Asia Fund	6,362,876	--	3,966,919	--	2,341,617
Fidelity Emerging Markets Fund	1,503,073	346,357	--	--	1,958,745
Fidelity Energy Portfolio	21,952,494	5,301,424	1,100,196	24,138	29,679,321
Fidelity Energy Service Portfolio	2,443,375	536	1,800,000	1,522	841,387
Fidelity Equity Dividend Income Fund	--	11,417,127	--	18,803	11,824,651
Fidelity Europe Fund	23,979,545	--	7,318,276	--	15,063,569
Fidelity Financial Services Portfolio	36,171,417	1,178,619	6,274,025	--	29,634,847
Fidelity Floating Rate High Income Fund	6,151,835	11,855,572	--	176,863	18,143,097
Fidelity Focused High Income Fund	687,400	52,918	--	16,705	760,549
Fidelity Global Commodity Stock Fund	--	1,667,924	--	--	1,676,843
Fidelity Gold Portfolio	58,879	3,342	--	--	115,341
Fidelity Health Care Portfolio	39,143,901	3,131,952	7,979,285	--	30,658,239
Fidelity Health Care Services Portfolio	7,487,609	663,887	--	--	8,313,110
Fidelity High Income Fund	501,125	14,781	--	14,781	539,676
Fidelity Industrial Equipment Portfolio	7,308,805	4,026,725	--	--	11,823,692
Fidelity Industrials Portfolio	28,925,716	8,585,783	5,889,100	--	32,381,101
Fidelity Inflation-Protected Bond Index Fund Institutional Class	$--	$17,403	$29,988	$723	$24,388,318
Fidelity Inflation-Protected Bond Index Fund Investor Class	16,900,858	6,698,784	444,404	69	--
Fidelity Insurance Portfolio	13,370,609	7,528,264	--	41,404	21,176,756
Fidelity International Capital Appreciation Fund	493,228	7,334,362	458,485	--	7,560,311
Fidelity International Discovery Fund	23,797,296	3,737,548	5,395,231	--	20,459,598
Fidelity International Index Fund Institutional Class	--	7,090,000	--	--	19,762,476
Fidelity International Index Fund Investor Class	13,813,833	25,622	900,000	17,895	--
Fidelity International Real Estate Fund	16,472	--	--	--	16,669
Fidelity International Small Cap Fund	5,315,824	5,103,414	--	--	10,779,542
Fidelity International Small Cap Opportunities Fund	10,761,880	4,905,287	--	--	15,492,217
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	--	73,389,830	35,050,444	63,110	38,339,387
Fidelity Investments Prime Money Market Portfolio Class I 0.44%	26,701,665	7,864	26,709,529	9,232	--
Fidelity IT Services Portfolio	7,782,314	1,178,894	3,227,580	--	5,724,953
Fidelity Japan Fund	9,315,436	--	6,443,927	--	2,423,415
Fidelity Japan Smaller Companies Fund	8,921,108	2,429,590	--	--	12,167,979
Fidelity Large Cap Stock Fund	6,243,589	29,476	4,388,962	9,647	1,769,522
Fidelity Long-Term Treasury Bond Index Fund Investor Class	15,935,008	1,251,697	6,179,204	197,010	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	18,598	14,994	8,655	12,935,222
Fidelity Low-Priced Stock Fund	10,499,657	901,694	9,699,433	--	1,666,946
Fidelity Magellan Fund	20,911	189	--	26	20,607
Fidelity Materials Portfolio	2,713,126	1,940,389	2,392,899	--	1,971,748
Fidelity Medical Equipment and Systems Portfolio	11,667,533	4,262,515	--	--	17,801,070
Fidelity Mega Cap Stock Fund	2,976,491	--	3,034,872	--	--
Fidelity Mid Cap Value Fund	10,343,099	--	10,091,977	--	--
Fidelity Nasdaq Composite Index Fund	1,868,971	1,254	--	--	1,819,889
Fidelity New Markets Income Fund	3,909,162	446,804	399,767	110,318	4,268,972
Fidelity Nordic Fund	--	7,452,243	--	--	7,562,442
Fidelity OTC Portfolio	431,553	2,329,029	372,675	--	2,244,332
Fidelity Overseas Fund	79,650,717	7,756,895	1,005,411	--	83,687,953
Fidelity Pacific Basin Fund	4,640,495	--	--	--	4,889,093
Fidelity Pharmaceuticals Portfolio	7,221,097	--	3,451,312	--	3,103,571
Fidelity Real Estate Income Fund	3,608,742	54,085	--	54,085	3,898,833
Fidelity Real Estate Investment Portfolio	4,981,409	2,085,008	122,776	32,386	7,747,181
Fidelity Retailing Portfolio	9,798,609	2,492,662	--	745	12,292,718
Fidelity Series Commodity Strategy Fund	5,316	2,448,874	--	--	2,579,987
Fidelity Small Cap Stock Fund	4,337,477	144,191	--	--	4,454,486
Fidelity Software and IT Services Portfolio	15,506,370	7,939,102	--	6,542	23,381,073
Fidelity Stock Selector Large Cap Value Fund	11,693,249	2,052,135	550,547	--	13,960,235
Fidelity Technology Portfolio	62,477,056	3,850,238	2,720,548	--	62,736,190
Fidelity Telecom and Utilities Fund	--	2,179,123	--	12,749	2,544,348
Fidelity Telecommunications Portfolio	15,023,040	10,077,822	251,145	47,662	28,923,074
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	2,027,609	252,855	149,716	225,249,830
Fidelity U.S. Bond Index Fund Investor Class	209,026,186	31,027,857	25,003,291	2,305,797	--
Fidelity Utilities Portfolio	3,719,984	12,814,851	1,818,309	12,037	17,230,927
Fidelity Value Discovery Fund	7,308,562	2,799,923	4,527,534	--	5,869,143
Total	$1,108,989,241	$314,286,752	$288,030,005	$3,477,252	$1,146,945,387

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $1,046,548,606) — See accompanying schedule		$1,146,945,387
Cash		1
Receivable for investments sold		1,008,868
Receivable for fund shares sold		142,291
Dividends receivable		278,782
Total assets		1,148,375,329
Liabilities
Payable for investments purchased	$1,154,904
Payable for fund shares redeemed	3,671
Accrued management fee	190,807
Distribution and service plan fees payable	4,364
Total liabilities		1,353,746
Net Assets		$1,147,021,583
Net Assets consist of:
Paid in capital		$1,057,701,586
Undistributed net investment income		2,275,733
Accumulated undistributed net realized gain (loss) on investments		(13,352,517)
Net unrealized appreciation (depreciation) on investments		100,396,781
Net Assets		$1,147,021,583
Service Class:
Net Asset Value, offering price and redemption price per share ($69,002 ÷ 5,890 shares)		$11.72
Service Class 2:
Net Asset Value, offering price and redemption price per share ($35,183,002 ÷ 3,014,497 shares)		$11.67
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,111,769,579 ÷ 94,919,537 shares)		$11.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$3,477,252
Expenses
Management fee	$1,367,960
Distribution and service plan fees	25,475
Independent trustees' fees and expenses	2,470
Total expenses before reductions	1,395,905
Expense reductions	(284,800)	1,111,105
Net investment income (loss)		2,366,147
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(13,934,006)
Capital gain distributions from underlying funds	1,632,639
Total net realized gain (loss)		(12,301,367)
Change in net unrealized appreciation (depreciation) on underlying funds		25,633,403
Net gain (loss)		13,332,036
Net increase (decrease) in net assets resulting from operations		$15,698,183

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,366,147	$10,556,210
Net realized gain (loss)	(12,301,367)	47,061,761
Change in net unrealized appreciation (depreciation)	25,633,403	(55,109,385)
Net increase (decrease) in net assets resulting from operations	15,698,183	2,508,586
Distributions to shareholders from net investment income	(183,545)	(10,502,574)
Distributions to shareholders from net realized gain	(42,123,810)	(24,652,156)
Total distributions	(42,307,355)	(35,154,730)
Share transactions - net increase (decrease)	64,828,984	114,469,310
Total increase (decrease) in net assets	38,219,812	81,823,166
Net Assets
Beginning of period	1,108,801,771	1,026,978,605
End of period	$1,147,021,583	$1,108,801,771
Other Information
Undistributed net investment income end of period	$2,275,733	$93,131

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 70% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.05	$12.40	$12.01	$10.04	$9.04	$9.48
Income from Investment Operations
Net investment income (loss)A	.02	.12	.15	.13	.15	.15
Net realized and unrealized gain (loss)	.11	(.06)	.48	2.05	1.03	(.41)
Total from investment operations	.13	.06	.63	2.18	1.18	(.26)
Distributions from net investment income	–B	(.12)	(.14)	(.12)	(.15)	(.15)
Distributions from net realized gain	(.46)	(.29)	(.10)	(.09)	(.03)	(.02)
Total distributions	(.46)	(.41)	(.24)	(.21)	(.18)	(.18)C
Net asset value, end of period	$11.72	$12.05	$12.40	$12.01	$10.04	$9.04
Total ReturnD,E,F	1.49%	.41%	5.24%	21.75%	13.10%	(2.79)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.43%I	.97%	1.23%	1.19%	1.57%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$69	$72	$78	$91	$77	$63
Portfolio turnover rateG	52%I	44%	49%	31%	24%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 70% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.02	$12.37	$11.98	$10.02	$9.02	$9.46
Income from Investment Operations
Net investment income (loss)A	.02	.10	.13	.12	.14	.14
Net realized and unrealized gain (loss)	.09	(.06)	.48	2.04	1.03	(.42)
Total from investment operations	.11	.04	.61	2.16	1.17	(.28)
Distributions from net investment income	–B	(.10)	(.13)	(.11)	(.14)	(.14)
Distributions from net realized gain	(.46)	(.29)	(.10)	(.09)	(.03)	(.02)
Total distributions	(.46)	(.39)	(.22)C	(.20)	(.17)	(.16)
Net asset value, end of period	$11.67	$12.02	$12.37	$11.98	$10.02	$9.02
Total ReturnD,E,F	1.32%	.29%	5.10%	21.54%	12.98%	(2.94)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.29%I	.82%	1.08%	1.04%	1.42%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$35,183	$12,028	$7,610	$6,752	$5,035	$3,675
Portfolio turnover rateG	52%I	44%	49%	31%	24%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.097 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 70% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.05	$12.39	$12.01	$10.04	$9.03	$9.48
Income from Investment Operations
Net investment income (loss)A	.02	.12	.15	.13	.15	.15
Net realized and unrealized gain (loss)	.10	(.05)	.47	2.05	1.04	(.42)
Total from investment operations	.12	.07	.62	2.18	1.19	(.27)
Distributions from net investment income	–B	(.12)	(.14)	(.12)	(.15)	(.15)
Distributions from net realized gain	(.46)	(.29)	(.10)	(.09)	(.03)	(.02)
Total distributions	(.46)	(.41)	(.24)	(.21)	(.18)	(.18)C
Net asset value, end of period	$11.71	$12.05	$12.39	$12.01	$10.04	$9.03
Total ReturnD,E,F	1.40%	.49%	5.15%	21.75%	13.22%	(2.90)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.43%I	.97%	1.23%	1.19%	1.57%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,111,770	$1,096,702	$1,019,291	$869,781	$622,842	$554,088
Portfolio turnover rateG	52%I	44%	49%	31%	24%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.024 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Overseas Fund	10.2	9.9
Fidelity Technology Portfolio	7.8	7.8
Fidelity U.S. Bond Index Fund Institutional Class	6.5	5.0
Fidelity Consumer Staples Portfolio	5.5	4.7
Fidelity Consumer Discretionary Portfolio	5.0	5.4
Fidelity Industrials Portfolio	3.6	3.4
Fidelity Financial Services Portfolio	3.5	4.8
Fidelity Health Care Portfolio	3.2	4.3
Fidelity Energy Portfolio	3.2	2.6
Fidelity Telecommunications Portfolio	3.2	1.7
	51.7

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Domestic Equity Funds	61.5%
International Equity Funds	24.7%
Fixed-Income Funds	13.8%

As of December 31, 2015
Domestic Equity Funds	61.6%
International Equity Funds	28.2%
Fixed-Income Funds	10.2%

VIP FundsManager® 85% Portfolio

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 86.2%
	Shares	Value
Domestic Equity Funds - 61.5%
Fidelity Banking Portfolio (a)	426,834	$10,073,281
Fidelity Blue Chip Value Fund (a)	64,742	1,008,680
Fidelity Chemicals Portfolio (a)	48,967	6,793,655
Fidelity Construction and Housing Portfolio (a)	88,989	5,313,549
Fidelity Consumer Discretionary Portfolio (a)	602,663	20,544,777
Fidelity Consumer Staples Portfolio (a)	229,712	22,647,331
Fidelity Defense and Aerospace Portfolio (a)	30,241	3,603,763
Fidelity Dividend Growth Fund (a)	289	8,851
Fidelity Electronics Portfolio (a)	65,437	4,953,571
Fidelity Energy Portfolio (a)	322,087	13,147,603
Fidelity Energy Service Portfolio (a)	10,952	489,025
Fidelity Equity Dividend Income Fund (a)	213,825	5,550,887
Fidelity Financial Services Portfolio (a)	175,138	14,317,493
Fidelity Global Commodity Stock Fund (a)	64,951	664,451
Fidelity Gold Portfolio (a)	3,790	96,695
Fidelity Health Care Portfolio (a)	68,618	13,214,442
Fidelity Health Care Services Portfolio (a)	49,227	4,239,462
Fidelity Industrial Equipment Portfolio (a)	160,116	6,122,848
Fidelity Industrials Portfolio (a)	477,958	14,525,140
Fidelity Insurance Portfolio (a)	151,624	10,337,749
Fidelity IT Services Portfolio (a)	51,639	2,021,681
Fidelity Low-Priced Stock Fund (a)	418	20,012
Fidelity Magellan Fund (a)	163	14,215
Fidelity Materials Portfolio (a)	10,211	714,473
Fidelity Medical Equipment and Systems Portfolio (a)	243,985	9,759,408
Fidelity OTC Portfolio (a)	5,988	466,248
Fidelity Pharmaceuticals Portfolio (a)	28,643	543,935
Fidelity Real Estate Investment Portfolio (a)	54,573	2,480,868
Fidelity Retailing Portfolio (a)	35,723	3,758,776
Fidelity Series Commodity Strategy Fund (a)(b)	165,211	911,966
Fidelity Small Cap Stock Fund (a)	110,391	1,904,240
Fidelity Software and IT Services Portfolio (a)	92,961	11,239,888
Fidelity Stock Selector Large Cap Value Fund (a)	388,188	6,676,830
Fidelity Technology Portfolio (a)	271,723	31,788,915
Fidelity Telecom and Utilities Fund (a)	8,712	228,256
Fidelity Telecommunications Portfolio (a)	182,549	12,886,165
Fidelity Utilities Portfolio (a)	100,855	7,842,518
Fidelity Value Discovery Fund (a)	8,117	189,211

TOTAL DOMESTIC EQUITY FUNDS		251,100,858

International Equity Funds - 24.7%
Fidelity Diversified International Fund (a)	327,491	10,892,339
Fidelity Emerging Asia Fund (a)	42,538	1,313,991
Fidelity Emerging Markets Fund (a)	47,574	1,100,857
Fidelity Europe Fund (a)	165,316	5,592,648
Fidelity International Capital Appreciation Fund (a)	215,454	3,636,871
Fidelity International Discovery Fund (a)	284,888	10,526,629
Fidelity International Index Fund Premium Class (a)	117,349	4,072,018
Fidelity International Real Estate Fund (a)	1,498	15,191
Fidelity International Small Cap Fund (a)	225,301	5,123,334
Fidelity International Small Cap Opportunities Fund (a)	464,050	6,724,090
Fidelity Japan Fund (a)	51,380	601,142
Fidelity Japan Smaller Companies Fund (a)	400,457	5,918,761
Fidelity Nordic Fund (a)	68,258	3,152,145
Fidelity Overseas Fund (a)	1,049,697	41,484,019
Fidelity Pacific Basin Fund (a)	29,698	823,536

TOTAL INTERNATIONAL EQUITY FUNDS		100,977,571

TOTAL EQUITY FUNDS
(Cost $320,503,623)		352,078,429

Fixed-Income Funds - 13.8%
Fidelity Floating Rate High Income Fund (a)	882,817	8,254,341
Fidelity Focused High Income Fund (a)	12,317	101,493
Fidelity High Income Fund (a)	21,656	180,179
Fidelity Inflation-Protected Bond Index Fund Institutional Class (a)	869,736	8,671,272
Fidelity Long-Term Treasury Bond Index Fund Premium Class (a)	613,093	8,926,638
Fidelity New Markets Income Fund (a)	118,036	1,864,973
Fidelity Real Estate Income Fund (a)	136,505	1,633,969
Fidelity U.S. Bond Index Fund Institutional Class (a)	2,226,641	26,630,626
TOTAL FIXED-INCOME FUNDS
(Cost $53,329,407)		56,263,491

Money Market Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30% (a)(c)
(Cost $6,300)	6,300	6,300
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $373,839,330)		408,348,220
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,130)
NET ASSETS - 100%		$408,315,090

Legend

 (a) Affiliated Fund

 (b) Non-income producing

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$449,765	$--	$453,953	$--	$--
Fidelity Banking Portfolio	12,776,813	1,285,086	2,815,601	--	10,073,281
Fidelity Blue Chip Growth Fund	4,139,959	43,071	3,828,294	--	--
Fidelity Blue Chip Value Fund	5,393,876	638,490	5,104,711	--	1,008,680
Fidelity Brokerage and Investment Management Portfolio	229,318	--	194,545	--	--
Fidelity Chemicals Portfolio	3,545,242	3,298,147	441,345	--	6,793,655
Fidelity China Region Fund	760,714	--	667,209	--	--
Fidelity Computers Portfolio	1,534,138	1,370	1,453,644	1,336	--
Fidelity Construction and Housing Portfolio	4,797,593	804,805	378,288	--	5,313,549
Fidelity Consumer Discretionary Portfolio	22,042,447	916,997	2,293,660	21,590	20,544,777
Fidelity Consumer Staples Portfolio	19,418,724	5,724,108	4,301,490	34,828	22,647,331
Fidelity Contrafund	7,948,208	1,819,226	9,373,742	921	--
Fidelity Defense and Aerospace Portfolio	4,132,524	52,184	700,000	7,507	3,603,763
Fidelity Diversified International Fund	32,797,891	207,481	20,028,676	--	10,892,339
Fidelity Dividend Growth Fund	8,755	--	--	--	8,851
Fidelity Electronics Portfolio	1,870,180	3,049,887	--	1,650	4,953,571
Fidelity Emerging Asia Fund	2,833,826	--	1,538,319	--	1,313,991
Fidelity Emerging Markets Fund	257,020	784,822	--	--	1,100,857
Fidelity Energy Portfolio	10,815,474	1,441,491	836,189	11,930	13,147,603
Fidelity Energy Service Portfolio	865,797	99	380,287	99	489,025
Fidelity Equity Dividend Income Fund	--	5,144,465	--	25,494	5,550,887
Fidelity Europe Fund	10,091,642	--	3,763,991	--	5,592,648
Fidelity Financial Services Portfolio	19,445,527	670,895	4,925,564	--	14,317,493
Fidelity Floating Rate High Income Fund	7,814	8,250,984	--	41,348	8,254,341
Fidelity Focused High Income Fund	86,370	12,559	--	2,129	101,493
Fidelity Global Commodity Stock Fund	16,779	640,655	--	--	664,451
Fidelity Gold Portfolio	49,305	2,887	--	--	96,695
Fidelity Growth Company Fund	35,734	93	33,185	--	--
Fidelity Health Care Portfolio	17,551,447	1,534,652	4,248,057	--	13,214,442
Fidelity Health Care Services Portfolio	3,800,272	355,275	--	--	4,239,462
Fidelity High Income Fund	167,309	4,935	--	4,935	180,179
Fidelity Industrial Equipment Portfolio	2,999,410	2,867,439	--	--	6,122,848
Fidelity Industrials Portfolio	14,005,735	2,920,823	2,746,723	--	14,525,140
Fidelity Inflation-Protected Bond Index Fund Institutional Class	--	14,958	962,788	282	8,671,272
Fidelity Inflation-Protected Bond Index Fund Investor Class	8,642,595	916,592	478,342	33	--
Fidelity Insurance Portfolio	6,588,736	3,576,000	--	20,155	10,337,749
Fidelity International Capital Appreciation Fund	--	3,530,468	--	--	3,636,871
Fidelity International Discovery Fund	9,802,990	2,954,433	1,535,629	--	10,526,629
Fidelity International Index Fund Investor Class	1,908,175	--	240,000	2,300	--
Fidelity International Index Fund Premium Class	--	2,397,416	--	--	4,072,018
Fidelity International Real Estate Fund	15,012	--	--	--	15,191
Fidelity International Small Cap Fund	2,049,941	2,805,527	--	--	5,123,334
Fidelity International Small Cap Opportunities Fund	4,852,571	1,903,980	--	--	6,724,090
Fidelity Investments Money Market Government Portfolio Institutional Class 0.30%	--	19,841,269	19,834,969	9,681	6,300
Fidelity Investments Prime Money Market Portfolio Class I 0.44%	24,355	7	24,362	9	--
Fidelity IT Services Portfolio	2,968,370	555,098	1,516,320	--	2,021,681
Fidelity Japan Fund	4,487,992	--	3,601,338	--	601,142
Fidelity Japan Smaller Companies Fund	4,089,540	1,419,090	--	--	5,918,761
Fidelity Large Cap Stock Fund	$1,817,995	$--	$1,790,621	$--	$--
Fidelity Leisure Portfolio	137,510	--	138,573	--	--
Fidelity Long-Term Treasury Bond Index Fund Investor Class	9,042,749	475,541	3,344,001	119,244	--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	1,628,642	42,497	5,699	8,926,638
Fidelity Low-Priced Stock Fund	2,686,768	1,087,326	3,727,761	--	20,012
Fidelity Magellan Fund	14,424	130	--	17	14,215
Fidelity Materials Portfolio	1,744,807	709,875	1,567,081	--	714,473
Fidelity Medical Equipment and Systems Portfolio	5,011,560	3,654,687	--	--	9,759,408
Fidelity Mega Cap Stock Fund	421,394	--	421,164	--	--
Fidelity Mid Cap Value Fund	3,746,332	--	3,623,505	--	--
Fidelity Nasdaq Composite Index Fund	61,944	42	58,663	--	--
Fidelity New Markets Income Fund	2,018,742	111,815	400,000	50,680	1,864,973
Fidelity Nordic Fund	--	3,106,795	--	--	3,152,145
Fidelity OTC Portfolio	641,427	6,886	134,930	--	466,248
Fidelity Overseas Fund	40,619,533	4,215,502	1,971,433	--	41,484,019
Fidelity Pacific Basin Fund	781,661	--	--	--	823,536
Fidelity Pharmaceuticals Portfolio	5,060,594	--	4,001,260	--	543,935
Fidelity Real Estate Income Fund	1,512,394	22,667	--	22,667	1,633,969
Fidelity Real Estate Investment Portfolio	1,633,071	799,253	213,995	10,591	2,480,868
Fidelity Retailing Portfolio	3,228,576	704,592	150,000	232	3,758,776
Fidelity Series Commodity Strategy Fund	5,316	861,509	--	--	911,966
Fidelity Small Cap Stock Fund	1,907,435	65,662	58,532	--	1,904,240
Fidelity Software and IT Services Portfolio	7,990,086	3,359,183	53,065	3,266	11,239,888
Fidelity Stock Selector Large Cap Value Fund	6,806,289	2,616,512	3,187,527	--	6,676,830
Fidelity Technology Portfolio	32,051,942	1,739,815	1,647,460	--	31,788,915
Fidelity Telecom and Utilities Fund	--	194,277	--	1,144	228,256
Fidelity Telecommunications Portfolio	6,734,945	4,977,282	668,027	21,494	12,886,165
Fidelity U.S. Bond Index Fund Institutional Class	--	1,497,406	85,570	17,531	26,630,626
Fidelity U.S. Bond Index Fund Investor Class	20,232,915	13,120,257	8,970,911	230,943	--
Fidelity Utilities Portfolio	2,043,648	5,922,441	1,290,575	5,737	7,842,518
Fidelity Value Discovery Fund	1,231,582	516,261	1,627,165	--	189,211
Total	$409,491,524	$133,782,122	$137,875,537	$675,472	$408,348,220

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (cost $373,839,330) — See accompanying schedule		$408,348,220
Cash		7
Receivable for investments sold		154,142
Receivable for fund shares sold		2,297
Dividends receivable		38,505
Total assets		408,543,171
Liabilities
Payable for investments purchased	$43,424
Payable for fund shares redeemed	113,874
Accrued management fee	68,139
Distribution and service plan fees payable	2,644
Total liabilities		228,081
Net Assets		$408,315,090
Net Assets consist of:
Paid in capital		$379,885,009
Undistributed net investment income		269,232
Accumulated undistributed net realized gain (loss) on investments		(6,348,041)
Net unrealized appreciation (depreciation) on investments		34,508,890
Net Assets		$408,315,090
Service Class:
Net Asset Value, offering price and redemption price per share ($7,970 ÷ 697 shares)		$11.43
Service Class 2:
Net Asset Value, offering price and redemption price per share ($21,321,315 ÷ 1,873,476 shares)		$11.38
Investor Class:
Net Asset Value, offering price and redemption price per share ($386,985,805 ÷ 33,831,863 shares)		$11.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Income distributions from underlying funds		$675,472
Expenses
Management fee	$493,906
Distribution and service plan fees	17,649
Independent trustees' fees and expenses	893
Total expenses before reductions	512,448
Expense reductions	(106,208)	406,240
Net investment income (loss)		269,232
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,573,403)
Capital gain distributions from underlying funds	745,489
Total net realized gain (loss)		(5,827,914)
Change in net unrealized appreciation (depreciation) on underlying funds		9,523,504
Net gain (loss)		3,695,590
Net increase (decrease) in net assets resulting from operations		$3,964,822

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$269,232	$2,982,675
Net realized gain (loss)	(5,827,914)	20,491,617
Change in net unrealized appreciation (depreciation)	9,523,504	(22,430,265)
Net increase (decrease) in net assets resulting from operations	3,964,822	1,044,027
Distributions to shareholders from net investment income	–	(5,527,890)
Distributions to shareholders from net realized gain	(17,172,166)	(15,161,464)
Total distributions	(17,172,166)	(20,689,354)
Share transactions - net increase (decrease)	12,100,365	43,925,167
Total increase (decrease) in net assets	(1,106,979)	24,279,840
Net Assets
Beginning of period	409,422,069	385,142,229
End of period	$408,315,090	$409,422,069
Other Information
Undistributed net investment income end of period	$269,232	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 85% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$12.46	$12.07	$9.62	$8.57	$9.19
Income from Investment Operations
Net investment income (loss)A	.01	.09	.13	.11	.12	.11
Net realized and unrealized gain (loss)	.05	(.03)	.51	2.57	1.09	(.60)
Total from investment operations	.06	.06	.64	2.68	1.21	(.49)
Distributions from net investment income	–	(.16)B	(.13)	(.10)	(.13)	(.11)
Distributions from net realized gain	(.50)	(.49)B	(.13)	(.13)	(.03)	(.02)
Total distributions	(.50)	(.65)	(.25)C	(.23)	(.16)	(.13)
Net asset value, end of period	$11.43	$11.87	$12.46	$12.07	$9.62	$8.57
Total ReturnD,E,F	1.02%	.39%	5.29%	27.86%	14.13%	(5.30)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.14%I	.74%	1.04%	1.00%	1.25%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$8	$8	$8	$242	$149	$183
Portfolio turnover rateG	67%I	67%	72%	51%	50%	26%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 85% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
June 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.83	$12.41	$12.03	$9.60	$8.55	$9.17
Income from Investment Operations
Net investment income (loss)A	–B	.07	.11	.09	.10	.10
Net realized and unrealized gain (loss)	.05	(.01)	.50	2.55	1.10	(.60)
Total from investment operations	.05	.06	.61	2.64	1.20	(.50)
Distributions from net investment income	–	(.15)C	(.11)	(.09)	(.11)	(.10)
Distributions from net realized gain	(.50)	(.49)C	(.13)	(.13)	(.03)	(.02)
Total distributions	(.50)	(.64)	(.23)D	(.21)E	(.15)F	(.12)
Net asset value, end of period	$11.38	$11.83	$12.41	$12.03	$9.60	$8.55
Total ReturnG,H,I	.93%	.35%	5.08%	27.54%	14.01%	(5.44)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.50%L	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%L	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%L	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	(.01)%L	.59%	.89%	.85%	1.10%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$21,321	$10,346	$8,207	$6,862	$4,812	$3,574
Portfolio turnover rateJ	67%L	67%	72%	51%	50%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than .005%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.126 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.128 per share.

 F Total distributions of $.15 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.033 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP FundsManager 85% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$12.46	$12.07	$9.63	$8.58	$9.20
Income from Investment Operations
Net investment income (loss)A	.01	.09	.13	.11	.12	.11
Net realized and unrealized gain (loss)	.06	(.03)	.51	2.56	1.09	(.60)
Total from investment operations	.07	.06	.64	2.67	1.21	(.49)
Distributions from net investment income	–	(.16)B	(.13)	(.10)	(.13)	(.11)
Distributions from net realized gain	(.50)	(.49)B	(.13)	(.13)	(.03)	(.02)
Total distributions	(.50)	(.65)	(.25)C	(.23)	(.16)	(.13)
Net asset value, end of period	$11.44	$11.87	$12.46	$12.07	$9.63	$8.58
Total ReturnD,E,F	1.10%	.39%	5.29%	27.73%	14.11%	(5.29)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.14%I	.74%	1.04%	1.00%	1.25%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$386,986	$399,068	$376,927	$325,256	$226,548	$231,895
Portfolio turnover rateG	67%I	67%	72%	51%	50%	26%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

During the period, certain Underlying Funds incurred name changes. These changes may involve one or more of the following, as applicable: replacing "Spartan" with "Fidelity," renaming the "Fidelity Advantage Institutional Class" to the "Institutional Premium Class," renaming the "Fidelity Advantage Class" to the "Premium Class," or renaming "Fidelity Institutional Money Market" to "Fidelity Investments Money Market." The names of the Underlying Funds are those in effect at period end.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
VIP FundsManager 20% Portfolio	$709,303,331	$40,329,144	$(3,251,035)	$37,078,109
VIP FundsManager 50% Portfolio	6,031,429,747	358,903,138	(70,902,923)	288,000,215
VIP FundsManager 60% Portfolio	6,063,388,202	824,449,944	(68,390,135)	756,059,809
VIP FundsManager 70% Portfolio	1,048,087,406	115,887,799	(17,029,818)	98,857,981
VIP FundsManager 85% Portfolio	374,381,343	41,262,820	(7,295,943)	33,966,877

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	341,764,489	346,426,452
VIP FundsManager 50% Portfolio	1,677,697,930	1,597,950,075
VIP FundsManager 60% Portfolio	1,434,147,840	1,592,129,222
VIP FundsManager 70% Portfolio	314,286,752	288,030,005
VIP FundsManager 85% Portfolio	133,782,122	137,875,537

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2017.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$30	$2,345	$2,375
VIP FundsManager 50% Portfolio	30	106,572	106,602
VIP FundsManager 60% Portfolio	28	607,806	607,834
VIP FundsManager 70% Portfolio	34	25,441	25,475
VIP FundsManager 85% Portfolio	4	17,645	17,649

5. Expense Reductions.

The investment adviser contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until April 30, 2017. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$ 183,124
VIP FundsManager 50% Portfolio	1,540,003
VIP FundsManager 60% Portfolio	1,678,037
VIP FundsManager 70% Portfolio	274,398
VIP FundsManager 85% Portfolio	99,046

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$30
Service Class 2	946
VIP FundsManager 50% Portfolio
Service Class	30
Service Class 2	42,737
VIP FundsManager 60% Portfolio
Service Class	28
Service Class 2	243,523
VIP FundsManager 70% Portfolio
Service Class	34
Service Class 2	10,368
VIP FundsManager 85% Portfolio
Service Class	4
Service Class 2	7,158

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$5	$756
Service Class 2	150	15,426
Investor Class	66,396	8,782,197
Total	$66,551	$8,798,379
From net realized gain
Service Class	$720	$2,113
Service Class 2	20,137	44,977
Investor Class	8,897,116	23,580,699
Total	$8,917,973	$23,627,789
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$–	$747
Service Class 2	–	830,790
Investor Class	–	69,150,512
Total	$–	$69,982,049
From net realized gain
Service Class	$704	$2,426
Service Class 2	978,230	2,981,556
Investor Class	70,990,218	177,017,184
Total	$71,969,152	$180,001,166
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$5	$677
Service Class 2	44,524	4,850,081
Investor Class	574,683	71,023,792
Total	$619,212	$75,874,550
From net realized gain
Service Class	$1,793	$4,828
Service Class 2	15,494,520	30,448,221
Investor Class	199,989,678	437,362,567
Total	$215,485,991	$467,815,616
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$11	$690
Service Class 2	2,113	99,217
Investor Class	181,421	10,402,667
Total	$183,545	$10,502,574
From net realized gain
Service Class	$2,589	$1,802
Service Class 2	484,994	203,572
Investor Class	41,636,227	24,446,782
Total	$42,123,810	$24,652,156
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$–	$108
Service Class 2	–	126,841
Investor Class	–	5,400,941
Total	$–	$5,527,890
From net realized gain
Service Class	$337	$314
Service Class 2	431,574	329,863
Investor Class	16,740,255	14,831,287
Total	$17,172,166	$15,161,464

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
VIP FundsManager 20% Portfolio
Service Class
Shares sold	140	282	$1,533	$3,201
Reinvestment of distributions	68	256	725	2,869
Shares redeemed	(426)	(820)	(4,627)	(9,217)
Net increase (decrease)	(218)	(282)	$(2,369)	$(3,147)
Service Class 2
Shares sold	99,167	55,089	$1,089,485	$619,120
Reinvestment of distributions	1,901	5,394	20,287	60,403
Shares redeemed	(16,330)	(52,490)	(180,786)	(595,169)
Net increase (decrease)	84,738	7,993	$928,986	$84,354
Investor Class
Shares sold	2,876,838	4,314,478	$31,562,945	$48,892,189
Reinvestment of distributions	839,280	2,886,754	8,963,512	32,362,896
Shares redeemed	(3,750,085)	(6,795,492)	(40,951,737)	(76,720,627)
Net increase (decrease)	(33,967)	405,740	$(425,280)	$4,534,458
VIP FundsManager 50% Portfolio
Service Class
Shares sold	95	30	$1,121	$376
Reinvestment of distributions	64	261	704	3,173
Shares redeemed	(373)	(767)	(4,239)	(9,305)
Net increase (decrease)	(214)	(476)	$(2,414)	$(5,756)
Service Class 2
Shares sold	1,091,043	1,197,918	$12,787,160	$14,606,195
Reinvestment of distributions	88,769	314,646	978,230	3,812,346
Shares redeemed	(614,749)	(1,639,641)	(7,155,068)	(19,955,650)
Net increase (decrease)	565,063	(127,077)	$6,610,322	$(1,537,109)
Investor Class
Shares sold	17,113,183	87,789,959	$195,434,788	$1,074,317,628
Reinvestment of distributions	6,424,454	20,301,767	70,990,218	246,167,696
Shares redeemed	(12,799,981)	(8,600,399)	(149,721,122)	(105,237,774)
Net increase (decrease)	10,737,656	99,491,327	$116,703,884	$1,215,247,550
VIP FundsManager 60% Portfolio
Service Class
Shares sold	65	92	$693	$1,058
Reinvestment of distributions	181	488	1,798	5,505
Shares redeemed	(334)	(942)	(3,475)	(10,684)
Net increase (decrease)	(88)	(362)	$(984)	$(4,121)
Service Class 2
Shares sold	4,847,245	11,496,489	$51,933,550	$131,468,035
Reinvestment of distributions	1,564,858	3,139,200	15,539,044	35,298,302
Shares redeemed	(4,923,940)	(5,178,599)	(52,569,542)	(58,979,106)
Net increase (decrease)	1,488,163	9,457,090	$14,903,052	$107,787,231
Investor Class
Shares sold	7,157,344	54,600,995	$75,026,886	$628,143,142
Reinvestment of distributions	20,157,222	45,130,041	200,564,361	508,386,359
Shares redeemed	(24,395,630)	(38,801,862)	(260,495,552)	(444,895,412)
Net increase (decrease)	2,918,936	60,929,174	$15,095,695	$691,634,089
VIP FundsManager 70% Portfolio
Service Class
Shares sold	52	95	$590	$1,186
Reinvestment of distributions	245	202	2,600	2,492
Shares redeemed	(365)	(608)	(4,096)	(7,499)
Net increase (decrease)	(68)	(311)	$(906)	$(3,821)
Service Class 2
Shares sold	2,193,760	433,265	$25,478,973	$5,385,934
Reinvestment of distributions	46,040	24,649	487,107	302,789
Shares redeemed	(226,044)	(72,562)	(2,471,190)	(901,788)
Net increase (decrease)	2,013,756	385,352	$23,494,890	$4,786,935
Investor Class
Shares sold	2,371,800	9,520,512	$26,990,977	$119,096,572
Reinvestment of distributions	3,941,343	2,825,692	41,817,648	34,849,407
Shares redeemed	(2,396,609)	(3,585,245)	(27,473,625)	(44,259,783)
Net increase (decrease)	3,916,534	8,760,959	$41,335,000	$109,686,196
VIP FundsManager 85% Portfolio
Service Class
Shares sold	63	152	$705	$1,870
Reinvestment of distributions	33	34	337	422
Shares redeemed	(75)	(148)	(839)	(1,816)
Net increase (decrease)	21	38	$203	$476
Service Class 2
Shares sold	1,049,646	324,229	$11,885,861	$3,937,469
Reinvestment of distributions	42,604	37,474	431,574	456,704
Shares redeemed	(93,593)	(148,025)	(1,027,870)	(1,816,406)
Net increase (decrease)	998,657	213,678	$11,289,565	$2,577,767
Investor Class
Shares sold	1,030,009	4,116,729	$11,405,659	$50,957,543
Reinvestment of distributions	1,644,426	1,652,617	16,740,255	20,232,228
Shares redeemed	(2,448,500)	(2,415,852)	(27,335,317)	(29,842,847)
Net increase (decrease)	225,935	3,353,494	$810,597	$41,346,924

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control: however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets.

At the end of the period, the following Funds were each the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Fidelity Banking Portfolio	14%	22%
Fidelity Consumer Discretionary Portfolio	15%	21%
Fidelity Construction and Housing Portfolio	–	13%
Fidelity Financial Service Portfolio	12%	19%
Fidelity Industrials Portfolio	11%	16%
Fidelity Industrial Equipment Portfolio	21%	27%
Fidelity Insurance Portfolio	15%	16%
Fidelity Japan Smaller Companies Fund	10%	11%
Fidelity Stock Selector Large Cap Value Fund	10%	–
Fidelity Technology Portfolio	–	12%
Fidelity Telecommunication Portfolio	11%	15%
Spartan Inflation-Protected Bond Index Fund	18%	19%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Banking Portfolio	43%
Fidelity Construction and Housing Portfolio	25%
Fidelity Consumer Discretionary Portfolio	41%
Fidelity Financial Service Portfolio	36%
Fidelity Industrials Portfolio	32%
Fidelity Industrial Equipment Portfolio	59%
Fidelity Insurance Portfolio	38%
Fidelity Japan Smaller Companies Fund	25%
Fidelity Technology Portfolio	23%
Fidelity Telecommunication Portfolio	31%
Spartan Inflation-Protected Bond Index Fund	44%

In addition, at the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	100%	–	–
VIP FundsManager 50% Portfolio	22%	1	72%
VIP FundsManager 60% Portfolio	27%	1	52%
VIP FundsManager 70% Portfolio	97%	–	–
VIP FundsManager 85% Portfolio	95%	–	–

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,029.20	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$1,028.30	$1.77
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,029.20	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,021.90	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$1,021.10	$1.76
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,021.90	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,020.10	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$1,019.20	$1.76
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,019.20	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,014.90	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$1,013.20	$1.75
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,014.00	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,010.20	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$1,009.30	$1.75
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,011.00	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

VIPFM-SANN-0816
1.833444.110

Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio Semi-Annual Report June 30, 2016

VIP Investment Grade Bond Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Fidelity® VIP Investment Grade Central Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	40.1%
AAA	2.6%
AA	2.1%
A	7.6%
BBB	28.6%
BB and Below	15.7%
Short-Term Investments and Net Other Assets	3.3%

As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations	32.1%
AAA	3.3%
AA	3.8%
A	10.9%
BBB	33.5%
BB and Below	14.0%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of June 30, 2016 *,**
Corporate Bonds	45.8%
U.S. Government and U.S. Government Agency Obligations	40.1%
Asset-Backed Securities	0.9%
CMOs and Other Mortgage Related Securities	4.6%
Municipal Bonds	2.9%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Futures and Swaps - 0.0%

 ** Foreign investments - 12.0%

As of December 31, 2015 *,**
Corporate Bonds	51.3%
U.S. Government and U.S. Government Agency Obligations	32.1%
Asset-Backed Securities	0.9%
CMOs and Other Mortgage Related Securities	6.3%
Municipal Bonds	4.1%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 14.5%

 ** Futures and Swaps - 0.0%

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity's fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investment Grade Bond Portfolio

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.3%
	Principal Amount	Value
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.75% 3/15/23	$8,800,000	$5,632,000
Southwestern Energy Co.:
3.3% 1/23/18	2,000,000	2,044,000
4.05% 1/23/20	3,000,000	2,947,500
The Williams Companies, Inc. 5.75% 6/24/44	1,900,000	1,619,750
		12,243,250
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
CommonWealth REIT 5.875% 9/15/20	546,000	606,308
TOTAL NONCONVERTIBLE BONDS
(Cost $14,200,012)		12,849,558

U.S. Government and Government Agency Obligations - 1.2%
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,097,800	10,921,706
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bonds:
2.5% 2/15/46	$22,000,000	$22,928,994
3% 11/15/45	9,573,000	11,016,800

TOTAL U.S. TREASURY OBLIGATIONS		33,945,794

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $41,195,530)		44,867,500

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.656% 5/25/47 (a)	$203,272	$188,010
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6233% 2/25/37 (a)	667,620	606,527
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.8666% 3/25/35 (a)	466,075	428,811
TOTAL PRIVATE SPONSOR
(Cost $778,938)		1,223,348
	Shares	Value

Fixed-Income Funds - 93.9%
Fidelity Specialized High Income Central Fund (b)	2,568,388	256,402,195
Fidelity VIP Investment Grade Central Fund (b)(c)	30,970,517	3,318,490,914
TOTAL FIXED-INCOME FUNDS
(Cost $3,475,826,580)		3,574,893,109

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.43%(d)
(Cost $169,093,555)	169,093,555	169,093,555
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,701,094,615)		3,802,927,070
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,919,846
NET ASSETS - 100%		$3,805,846,916

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$100,689
Fidelity Specialized High Income Central Fund	7,442,304
Fidelity VIP Investment Grade Central Fund	49,984,426
Total	$57,527,419

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$270,964,634	$7,442,304	$29,989,539	$256,402,195	31.3%
Fidelity VIP Investment Grade Central Fund	3,219,767,472	82,337,566	90,194,446	3,318,490,914	70.2%
Total	$3,490,732,106	$89,779,870	$120,183,985	$3,574,893,109

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$12,849,558	$--	$12,849,558	$--
U.S. Government and Government Agency Obligations	44,867,500	--	44,867,500	--
Collateralized Mortgage Obligations	1,223,348	--	1,223,348	--
Fixed-Income Funds	3,574,893,109	3,574,893,109	--	--
Money Market Funds	169,093,555	169,093,555	--	--
Total Investments in Securities:	$3,802,927,070	$3,743,986,664	$58,940,406	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
United Kingdom	2.5%
Mexico	1.8%
Netherlands	1.5%
Luxembourg	1.3%
Others (Individually Less Than 1%)	4.9%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $56,174,480)	$58,940,406
Fidelity Central Funds (cost $3,644,920,135)	3,743,986,664
Total Investments (cost $3,701,094,615)		$3,802,927,070
Receivable for fund shares sold		7,024,524
Interest receivable		525,248
Distributions receivable from Fidelity Central Funds		39,681
Total assets		3,810,516,523
Liabilities
Payable for fund shares redeemed	$3,046,141
Accrued management fee	961,389
Transfer agent fee payable	235,588
Distribution and service plan fees payable	302,306
Other affiliated payables	93,439
Other payables and accrued expenses	30,744
Total liabilities		4,669,607
Net Assets		$3,805,846,916
Net Assets consist of:
Paid in capital		$3,636,497,284
Undistributed net investment income		49,337,408
Accumulated undistributed net realized gain (loss) on investments		18,179,769
Net unrealized appreciation (depreciation) on investments		101,832,455
Net Assets		$3,805,846,916
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,075,298,009 ÷ 82,141,124 shares)		$13.09
Service Class:
Net Asset Value, offering price and redemption price per share ($531,733,763 ÷ 41,062,650 shares)		$12.95
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,296,756,783 ÷ 101,471,945 shares)		$12.78
Investor Class:
Net Asset Value, offering price and redemption price per share ($902,058,361 ÷ 69,167,452 shares)		$13.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$1,412,145
Income from Fidelity Central Funds		57,527,419
Total income		58,939,564
Expenses
Management fee	$5,598,134
Transfer agent fees	1,365,875
Distribution and service plan fees	1,760,010
Accounting fees and expenses	557,339
Custodian fees and expenses	12,743
Independent trustees' fees and expenses	8,148
Registration fees	17,279
Audit	25,389
Legal	1,486
Miscellaneous	14,944
Total expenses before reductions	9,361,347
Expense reductions	(7,298)	9,354,049
Net investment income (loss)		49,585,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	547,530
Fidelity Central Funds	(3,837,557)
Capital gain distributions from Fidelity Central Funds	32,353,140
Total net realized gain (loss)		29,063,113
Change in net unrealized appreciation (depreciation) on investment securities		128,050,010
Net gain (loss)		157,113,123
Net increase (decrease) in net assets resulting from operations		$206,698,638

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,585,515	$93,312,897
Net realized gain (loss)	29,063,113	(8,097,696)
Change in net unrealized appreciation (depreciation)	128,050,010	(114,860,697)
Net increase (decrease) in net assets resulting from operations	206,698,638	(29,645,496)
Distributions to shareholders from net investment income	(1,993,608)	(91,918,960)
Distributions to shareholders from net realized gain	(1,708,806)	(2,733,126)
Total distributions	(3,702,414)	(94,652,086)
Share transactions - net increase (decrease)	50,248,374	320,862,768
Total increase (decrease) in net assets	253,244,598	196,565,186
Net Assets
Beginning of period	3,552,602,318	3,356,037,132
End of period	$3,805,846,916	$3,552,602,318
Other Information
Undistributed net investment income end of period	$49,337,408	$1,745,501

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$12.79	$12.36	$13.06	$12.97	$12.83
Income from Investment Operations
Net investment income (loss)A	.181	.345	.327	.295	.318	.431
Net realized and unrealized gain (loss)	.552	(.419)	.392	(.526)	.443	.492
Total from investment operations	.733	(.074)	.719	(.231)	.761	.923
Distributions from net investment income	(.007)	(.336)	(.284)	(.310)	(.315)	(.436)
Distributions from net realized gain	(.006)	(.010)	(.005)	(.159)	(.356)	(.347)
Total distributions	(.013)	(.346)	(.289)	(.469)	(.671)	(.783)
Net asset value, end of period	$13.09	$12.37	$12.79	$12.36	$13.06	$12.97
Total ReturnB,C,D	5.93%	(.60)%	5.83%	(1.78)%	5.90%	7.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G	.42%	.42%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.42%G	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.42%G	.42%	.42%	.42%	.42%	.42%
Net investment income (loss)	2.87%G	2.69%	2.56%	2.29%	2.39%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,075,298	$1,052,893	$1,081,564	$981,378	$1,149,849	$1,116,778
Portfolio turnover rateH	10%G	9%	7%	4%	2%	5%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$12.66	$12.24	$12.94	$12.86	$12.73
Income from Investment Operations
Net investment income (loss)A	.173	.329	.312	.280	.302	.415
Net realized and unrealized gain (loss)	.550	(.416)	.391	(.523)	.436	.485
Total from investment operations	.723	(.087)	.703	(.243)	.738	.900
Distributions from net investment income	(.007)	(.323)	(.278)	(.298)	(.302)	(.423)
Distributions from net realized gain	(.006)	(.010)	(.005)	(.159)	(.356)	(.347)
Total distributions	(.013)	(.333)	(.283)	(.457)	(.658)	(.770)
Net asset value, end of period	$12.95	$12.24	$12.66	$12.24	$12.94	$12.86
Total ReturnB,C,D	5.91%	(.71)%	5.75%	(1.89)%	5.77%	7.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.52%G	.52%	.52%	.52%	.52%	.52%
Expenses net of all reductions	.52%G	.52%	.52%	.52%	.52%	.52%
Net investment income (loss)	2.77%G	2.60%	2.46%	2.19%	2.29%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$531,734	$520,000	$432,656	$265,505	$288,708	$277,732
Portfolio turnover rateH	10%G	9%	7%	4%	2%	5%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.09	$12.51	$12.10	$12.79	$12.72	$12.60
Income from Investment Operations
Net investment income (loss)A	.162	.306	.289	.257	.279	.391
Net realized and unrealized gain (loss)	.541	(.410)	.379	(.510)	.430	.478
Total from investment operations	.703	(.104)	.668	(.253)	.709	.869
Distributions from net investment income	(.007)	(.306)	(.253)	(.278)	(.283)	(.402)
Distributions from net realized gain	(.006)	(.010)	(.005)	(.159)	(.356)	(.347)
Total distributions	(.013)	(.316)	(.258)	(.437)	(.639)	(.749)
Net asset value, end of period	$12.78	$12.09	$12.51	$12.10	$12.79	$12.72
Total ReturnB,C,D	5.82%	(.85)%	5.53%	(1.99)%	5.60%	7.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.67%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.67%G	.67%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.67%G	.67%	.67%	.67%	.67%	.67%
Net investment income (loss)	2.62%G	2.45%	2.31%	2.04%	2.14%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,296,757	$1,186,855	$1,082,467	$1,115,493	$1,198,326	$972,651
Portfolio turnover rateH	10%G	9%	7%	4%	2%	5%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Investment Grade Bond Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$12.75	$12.32	$13.02	$12.93	$12.80
Income from Investment Operations
Net investment income (loss)A	.178	.340	.322	.290	.313	.426
Net realized and unrealized gain (loss)	.555	(.428)	.395	(.526)	.444	.484
Total from investment operations	.733	(.088)	.717	(.236)	.757	.910
Distributions from net investment income	(.007)	(.332)	(.282)	(.305)	(.311)	(.433)
Distributions from net realized gain	(.006)	(.010)	(.005)	(.159)	(.356)	(.347)
Total distributions	(.013)	(.342)	(.287)	(.464)	(.667)	(.780)
Net asset value, end of period	$13.04	$12.32	$12.75	$12.32	$13.02	$12.93
Total ReturnB,C,D	5.96%	(.71)%	5.83%	(1.82)%	5.89%	7.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.46%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.46%	.45%
Net investment income (loss)	2.84%G	2.66%	2.53%	2.26%	2.36%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$902,058	$792,855	$759,351	$582,454	$744,227	$612,611
Portfolio turnover rateH	10%G	9%	7%	4%	2%	5%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), market discount, short-term gain distributions from the Fidelity Central Funds, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$168,495,201
Gross unrealized depreciation	(13,857,331)
Net unrealized appreciation (depreciation) on securities	$154,637,870
Tax cost	$3,648,289,200

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,828,852)
Long-term	(2,009,103)
Total capital loss carryforward	$(9,837,955)

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $94,474,620 and $129,407,159, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$259,686
Service Class 2	1,500,324
$1,760,010

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.10% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$357,530
Service Class	176,587
Service Class 2	408,088
Investor Class	423,670
$1,365,875

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,198 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,297.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$580,203	$27,917,082
Service Class	288,981	13,896,003
Service Class 2	673,783	29,321,568
Investor Class	450,641	20,784,307
Total	$1,993,608	$91,918,960
From net realized gain
Initial Class	$497,316	$853,091
Service Class	247,698	402,324
Service Class 2	577,528	868,374
Investor Class	386,264	609,337
Total	$1,708,806	$2,733,126

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	6,816,686	14,124,329	$86,672,802	$181,300,197
Reinvestment of distributions	86,967	2,307,903	1,077,519	28,770,173
Shares redeemed	(9,893,358)	(15,849,228)	(125,158,270)	(203,182,390)
Net increase (decrease)	(2,989,705)	583,004	$(37,407,949)	$6,887,980
Service Class
Shares sold	3,168,583	16,473,822	$39,884,566	$209,904,413
Reinvestment of distributions	43,775	1,158,425	536,679	14,298,327
Shares redeemed	(4,629,169)	(9,317,150)	(57,930,409)	(117,443,843)
Net increase (decrease)	(1,416,811)	8,315,097	$(17,509,164)	$106,758,897
Service Class 2
Shares sold	11,369,492	25,136,170	$142,565,550	$316,191,051
Reinvestment of distributions	103,414	2,475,925	1,251,311	30,189,942
Shares redeemed	(8,146,187)	(15,972,221)	(100,486,099)	(199,946,110)
Net increase (decrease)	3,326,719	11,639,874	$43,330,762	$146,434,883
Investor Class
Shares sold	8,473,329	10,950,224	$107,527,385	$140,247,630
Reinvestment of distributions	67,821	1,721,835	836,905	21,393,644
Shares redeemed	(3,707,523)	(7,902,704)	(46,529,565)	(100,860,266)
Net increase (decrease)	4,833,627	4,769,355	$61,834,725	$60,781,008

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the Fund.

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.42%
Actual		$1,000.00	$1,059.30	$2.15
Hypothetical-C		$1,000.00	$1,022.77	$2.11
Service Class	.52%
Actual		$1,000.00	$1,059.10	$2.66
Hypothetical-C		$1,000.00	$1,022.28	$2.61
Service Class 2.67%
Actual		$1,000.00	$1,058.20	$3.43
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Investor Class	.45%
Actual		$1,000.00	$1,059.60	$2.30
Hypothetical-C		$1,000.00	$1,022.63	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

The following are the financial statements for the Fidelity® VIP Investment Grade Central Fund as of June 30, 2016 which is a direct investment of VIP Investment Grade Bond Portfolio.

Fidelity® VIP Investment Grade Central Fund

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	44.5%
AAA	3.0%
AA	2.8%
A	8.4%
BBB	32.3%
BB and Below	10.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations	33.8%
AAA	3.4%
AA	4.2%
A	12.2%
BBB	36.8%
BB and Below	7.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*,**
Corporate Bonds	46.1%
U.S. Government and U.S. Government Agency Obligations	44.5%
Asset-Backed Securities	1.1%
CMOs and Other Mortgage Related Securities	5.3%
Municipal Bonds	3.3%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)***	(1.8)%

 * Futures and Swaps - 0.0%

 ** Foreign investments - 11.8%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015 *,**
Corporate Bonds	49.7%
U.S. Government and U.S. Government Agency Obligations	33.8%
Asset-Backed Securities	1.1%
CMOs and Other Mortgage Related Securities	7.0%
Municipal Bonds	4.5%
Other Investments	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 13.6%

 ** Futures and Swaps - 0.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® VIP Investment Grade Central Fund

Investments June 30, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 1.3%
Daimler Finance North America LLC 1.45% 8/1/16 (a)	$2,724,000	$2,725,144
General Motors Co.:
3.5% 10/2/18	3,528,000	3,632,341
5.2% 4/1/45	1,863,000	1,846,891
6.25% 10/2/43	599,000	665,792
6.6% 4/1/36	2,299,000	2,637,567
6.75% 4/1/46	3,855,000	4,575,573
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,120,000	1,130,364
3.2% 7/13/20	10,000,000	10,131,610
3.25% 5/15/18	1,860,000	1,898,554
3.5% 7/10/19	4,187,000	4,332,477
4.2% 3/1/21	5,411,000	5,661,291
4.25% 5/15/23	2,080,000	2,139,355
4.375% 9/25/21	15,702,000	16,571,388
4.75% 8/15/17	1,940,000	2,001,781
		59,950,128
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	430,811
4.25% 6/15/23	2,932,000	3,256,115
		3,686,926
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	910,000	950,136
3.7% 1/30/26	2,400,000	2,594,371
4.7% 12/9/35	1,239,000	1,398,417
4.875% 12/9/45	1,944,000	2,266,696
		7,209,620
Media - 2.2%
21st Century Fox America, Inc.:
6.15% 2/15/41	3,454,000	4,317,921
7.75% 12/1/45	3,169,000	4,631,883
AOL Time Warner, Inc.:
2.95% 7/15/26	12,000,000	12,097,008
7.625% 4/15/31	1,625,000	2,230,293
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	5,742,000	6,182,256
4.908% 7/23/25 (a)	3,860,000	4,207,002
6.484% 10/23/45 (a)	1,317,000	1,573,483
Discovery Communications LLC:
3.25% 4/1/23	604,000	594,821
6.35% 6/1/40	2,421,000	2,498,034
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,374,235
3.85% 9/29/24	3,379,000	3,602,504
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,821,803
4.5% 9/15/42	1,053,000	982,017
5.5% 9/1/41	1,700,000	1,784,337
5.85% 5/1/17	1,239,000	1,282,592
5.875% 11/15/40	1,500,000	1,634,405
6.55% 5/1/37	18,635,000	21,742,945
6.75% 7/1/18	4,425,000	4,854,446
7.3% 7/1/38	3,781,000	4,737,173
8.25% 4/1/19	7,716,000	8,959,827
Time Warner, Inc. 6.5% 11/15/36	2,337,000	2,965,214
Viacom, Inc.:
2.5% 9/1/18	546,000	553,586
3.5% 4/1/17	1,312,000	1,330,661
		101,958,446

TOTAL CONSUMER DISCRETIONARY		172,805,120

CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	10,227,876
3.3% 2/1/23	10,630,000	11,183,568
4.7% 2/1/36	10,065,000	11,323,759
4.9% 2/1/46	11,511,000	13,483,617
		46,218,820
Food & Staples Retailing - 0.2%
CVS Health Corp. 3.5% 7/20/22	2,525,000	2,718,988
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,541,960
3.3% 11/18/21	2,918,000	3,060,285
		8,321,233
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	1,554,000	1,566,283
Tobacco - 0.9%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,492,478
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,070,291
4.25% 7/21/25 (a)	4,804,000	5,202,910
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,144,144
3.25% 6/12/20	939,000	992,688
4% 6/12/22	3,228,000	3,508,597
4.45% 6/12/25	2,341,000	2,615,632
5.7% 8/15/35	1,215,000	1,479,514
5.85% 8/15/45	9,320,000	11,916,347
6.15% 9/15/43	4,000,000	5,228,088
7.25% 6/15/37	2,962,000	4,028,018
		44,678,707

TOTAL CONSUMER STAPLES		100,785,043

ENERGY - 7.8%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,495,965
5.35% 3/15/20 (a)	3,724,000	3,649,520
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,606,670
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,564,395
4.85% 11/15/35	2,154,000	2,333,717
5% 11/15/45	2,951,000	3,217,207
Noble Holding International Ltd.:
5% 3/16/18 (b)	342,000	336,870
6.95% 4/1/25 (b)	2,180,000	1,738,550
7.95% 4/1/45	2,104,000	1,478,060
Transocean, Inc. 5.55% 12/15/16 (b)	2,488,000	2,512,880
		22,933,834
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Finance Co. 7.5% 5/1/31	2,626,000	3,145,888
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,718,365
5.55% 3/15/26	3,337,000	3,686,724
6.375% 9/15/17	991,000	1,043,087
6.6% 3/15/46	4,530,000	5,473,332
BP Capital Markets PLC:
4.5% 10/1/20	1,811,000	2,006,787
4.742% 3/11/21	3,000,000	3,370,164
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,745,170
3.8% 4/15/24	6,783,000	6,696,456
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	3,933,627
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	894,000	896,882
3.3% 6/1/20	4,379,000	4,527,904
4.5% 6/1/25	1,336,000	1,436,750
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,290,632
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,945,225
2.7% 4/1/19	4,300,000	4,120,294
3.875% 3/15/23	1,771,000	1,611,610
5.6% 4/1/44	1,227,000	1,049,085
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,167,375
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,427,726
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,660,732
Enable Midstream Partners LP:
2.4% 5/15/19	1,253,000	1,176,554
3.9% 5/15/24	1,322,000	1,178,825
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,511,870
4.375% 10/15/20	3,093,000	3,174,634
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,111,471
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,973,674
2.55% 10/15/19	863,000	886,815
3.7% 2/15/26	4,800,000	5,025,792
3.75% 2/15/25	2,900,000	3,026,031
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	409,000	408,824
3.45% 2/15/23	4,918,000	4,783,021
3.95% 9/1/22	3,454,000	3,515,619
4.25% 9/1/24	813,000	823,536
6.55% 9/15/40	460,000	479,837
Kinder Morgan, Inc. 3.05% 12/1/19	1,197,000	1,209,501
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,418,656
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,496,000	1,636,798
MPLX LP 4% 2/15/25	683,000	620,687
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,020,440
Petro-Canada 6.05% 5/15/18	1,480,000	1,591,699
Petrobras Global Finance BV:
3% 1/15/19	417,000	386,351
4.375% 5/20/23	7,020,000	5,701,644
4.875% 3/17/20	21,747,000	20,387,813
5.625% 5/20/43	6,681,000	4,743,510
7.25% 3/17/44	24,245,000	19,880,900
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	17,294,000	15,840,439
5.75% 1/20/20	6,461,000	6,241,972
7.875% 3/15/19	4,277,000	4,416,003
Petroleos Mexicanos:
3.125% 1/23/19	642,000	640,395
3.5% 7/18/18	5,440,000	5,475,360
3.5% 7/23/20	32,555,000	32,526,026
3.5% 1/30/23	3,410,000	3,210,856
4.5% 1/23/26	6,809,000	6,552,982
4.875% 1/24/22	3,398,000	3,474,081
4.875% 1/18/24	4,539,000	4,601,638
5.5% 1/21/21	3,601,000	3,813,099
5.5% 6/27/44	7,799,000	7,046,786
5.625% 1/23/46	8,402,000	7,658,423
6% 3/5/20	1,625,000	1,748,500
6.375% 1/23/45	4,048,000	4,068,240
6.5% 6/2/41	7,675,000	7,770,938
8% 5/3/19	2,537,000	2,826,370
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,118,077
Phillips 66 Partners LP 2.646% 2/15/20	375,000	377,082
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,749,753
6.125% 1/15/17	1,250,000	1,281,419
Shell International Finance BV 4.375% 5/11/45	10,660,000	11,557,551
Southwestern Energy Co.:
3.3% 1/23/18	1,762,000	1,800,764
4.05% 1/23/20	3,196,000	3,140,070
4.95% 1/23/25	2,509,000	2,402,368
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,805,955
Spectra Energy Partners LP 2.95% 9/25/18	733,000	747,057
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,044,521
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,069,080
4.55% 6/24/24	13,337,000	12,250,035
Western Gas Partners LP:
4.65% 7/1/26 (c)	1,132,000	1,129,691
5.375% 6/1/21	4,325,000	4,560,483
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,334,513
3.9% 1/15/25	1,216,000	1,105,777
4% 11/15/21	1,605,000	1,565,653
4.3% 3/4/24	5,449,000	5,128,234
4.5% 11/15/23	1,751,000	1,679,992
		346,388,500

TOTAL ENERGY		369,322,334

FINANCIALS - 23.6%
Banks - 10.6%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	4,235,000	4,232,883
4% 4/14/19 (a)	5,277,000	5,208,399
5.5% 7/12/20 (a)	28,200,000	29,046,000
5.75% 9/26/23 (a)	3,877,000	3,971,987
6.5% 6/10/19 (a)	1,340,000	1,413,700
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,355,947
2.6% 1/15/19	7,155,000	7,321,490
3.875% 8/1/25	2,860,000	3,044,035
3.95% 4/21/25	6,646,000	6,757,294
4% 1/22/25	1,403,000	1,431,526
4.2% 8/26/24	6,867,000	7,101,645
4.25% 10/22/26	4,261,000	4,421,371
4.45% 3/3/26	5,024,000	5,257,405
5.75% 12/1/17	12,290,000	13,008,252
5.875% 1/5/21	1,785,000	2,047,895
Barclays PLC:
2% 3/16/18	17,646,000	17,510,108
2.75% 11/8/19	3,581,000	3,555,729
3.25% 1/12/21	4,610,000	4,593,851
4.375% 1/12/26	6,221,000	6,281,344
Capital One NA 2.95% 7/23/21	5,645,000	5,801,525
Citigroup, Inc.:
1.8% 2/5/18	68,000,000	68,299,812
1.85% 11/24/17	8,579,000	8,626,408
2.15% 7/30/18	9,998,000	10,119,866
3.875% 3/26/25	9,500,000	9,600,529
4.05% 7/30/22	1,800,000	1,902,740
4.3% 11/20/26	9,000,000	9,277,254
5.5% 9/13/25	1,663,000	1,864,991
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,575,232
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,060,159
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,608,126
3.75% 3/26/25	4,660,000	4,563,128
3.8% 9/15/22	7,240,000	7,272,254
3.8% 6/9/23 (a)	8,582,000	8,564,982
Discover Bank:
4.2% 8/8/23	2,849,000	3,012,607
7% 4/15/20	2,309,000	2,629,937
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,126,480
4.5% 6/1/18	1,179,000	1,240,943
8.25% 3/1/38	4,319,000	6,459,315
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,788,768
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,227,993
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,714,369
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,178,207
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,027,000	2,782,004
5.71% 1/15/26 (a)	6,992,000	6,632,255
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,930,660
3.875% 9/10/24	48,329,000	50,002,875
4.125% 12/15/26	22,108,000	23,436,470
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,525,808
PNC Bank NA 2.3% 6/1/20	1,450,000	1,485,473
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,786,481
Regions Bank 6.45% 6/26/37	7,720,000	9,217,441
Regions Financial Corp.:
2% 5/15/18	4,497,000	4,504,861
3.2% 2/8/21	2,833,000	2,916,293
Royal Bank of Canada 4.65% 1/27/26	5,314,000	5,688,515
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	41,692,870
6% 12/19/23	8,517,000	8,657,675
6.1% 6/10/23	11,522,000	11,788,193
6.125% 12/15/22	8,239,000	8,641,417
		498,765,777
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	5,122,110
4.25% 2/15/24	4,287,000	4,539,702
Credit Suisse AG 6% 2/15/18	6,486,000	6,852,323
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,599,840
Deutsche Bank AG London Branch:
1.875% 2/13/18	24,542,000	24,388,343
2.85% 5/10/19	9,310,000	9,319,012
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,502,445
2.55% 10/23/19	59,670,000	61,051,659
2.625% 1/31/19	16,652,000	17,042,789
2.9% 7/19/18	6,251,000	6,414,589
5.25% 7/27/21	1,125,000	1,271,055
5.625% 1/15/17	3,000,000	3,066,156
5.95% 1/18/18	755,000	804,292
6.15% 4/1/18	5,954,000	6,418,108
Lazard Group LLC:
4.25% 11/14/20	3,307,000	3,520,338
6.85% 6/15/17	689,000	720,533
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,382,061
2.125% 4/25/18	4,257,000	4,301,554
2.65% 1/27/20	15,070,000	15,319,740
4.875% 11/1/22	7,751,000	8,488,864
5% 11/24/25	1,047,000	1,145,993
5.75% 1/25/21	3,512,000	4,004,579
6.625% 4/1/18	10,165,000	11,020,436
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,015,260
UBS AG Stamford Branch:
1.375% 6/1/17	3,574,000	3,579,429
2.35% 3/26/20	1,450,000	1,485,364
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,463,706
		237,840,280
Consumer Finance - 0.9%
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,119,289
3.95% 11/6/24	2,847,000	2,919,268
Ford Motor Credit Co. LLC:
2.24% 6/15/18	5,000,000	5,049,200
2.875% 10/1/18	4,500,000	4,616,685
Hyundai Capital America:
1.45% 2/6/17 (a)	5,241,000	5,247,258
1.875% 8/9/16 (a)	1,083,000	1,083,563
2% 3/19/18 (a)	6,308,000	6,347,551
2.125% 10/2/17 (a)	4,770,000	4,800,356
2.875% 8/9/18 (a)	1,921,000	1,968,493
Synchrony Financial:
1.875% 8/15/17	994,000	995,558
3% 8/15/19	1,459,000	1,487,789
3.75% 8/15/21	2,203,000	2,282,416
4.25% 8/15/24	2,218,000	2,296,446
		44,213,872
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.875% 8/15/22	3,297,000	3,387,684
4.125% 6/15/26	2,032,000	2,086,407
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,628,000	1,710,472
3.75% 12/1/25	2,910,000	3,154,627
		10,339,190
Insurance - 2.1%
ACE INA Holdings, Inc. 2.875% 11/3/22	2,975,000	3,112,386
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	924,716
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,454,984
3.75% 7/10/25	8,311,000	8,474,619
4.875% 6/1/22	3,597,000	4,007,087
Aon Corp. 5% 9/30/20	1,402,000	1,566,026
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,110,000	4,437,435
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,520,035
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,526,336
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	5,054,822
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	894,025
4.368% 9/15/23	3,574,000	3,958,212
4.75% 2/8/21	1,477,000	1,649,488
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,703,484
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	2,297,000	3,484,485
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,753,965
6% 2/10/20 (a)	5,271,000	5,893,458
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	611,326
4.5% 11/16/21	2,157,000	2,422,958
6.2% 11/15/40	1,297,000	1,597,372
7.375% 6/15/19	1,250,000	1,450,199
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,940,603
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,251,888
4.125% 11/1/24 (a)	1,771,000	1,861,261
Unum Group:
3.875% 11/5/25	4,860,000	4,951,436
4% 3/15/24	5,930,000	6,125,310
5.625% 9/15/20	2,889,000	3,243,856
5.75% 8/15/42	7,278,000	8,040,683
		98,912,455
Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	886,775
4.6% 4/1/22	1,403,000	1,517,944
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,222,424
American Tower Corp. 2.8% 6/1/20	9,000,000	9,210,744
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,998,328
4.2% 12/15/23	4,000,000	4,404,348
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	5,040,022
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,625,154
4.25% 1/15/24	3,408,000	3,692,786
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,407,823
DDR Corp.:
3.625% 2/1/25	2,136,000	2,143,337
4.25% 2/1/26	1,807,000	1,895,341
4.625% 7/15/22	2,855,000	3,087,640
4.75% 4/15/18	3,691,000	3,850,938
7.5% 4/1/17	1,944,000	2,026,542
Duke Realty LP:
3.25% 6/30/26	731,000	741,539
3.625% 4/15/23	2,123,000	2,215,830
3.75% 12/1/24	1,576,000	1,656,863
3.875% 10/15/22	3,512,000	3,724,111
4.375% 6/15/22	2,340,000	2,542,906
5.95% 2/15/17	86,000	88,410
6.5% 1/15/18	2,445,000	2,627,072
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,592,769
6% 9/15/17	2,405,000	2,520,649
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,748,288
4.625% 12/15/21	5,595,000	6,318,702
4.75% 7/15/20	2,827,000	3,134,648
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,193,535
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,748,777
4% 6/1/25	3,216,000	3,381,618
4.7% 9/15/17	568,000	588,710
HRPT Properties Trust 6.25% 6/15/17	3,000,000	3,059,358
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,474,559
Omega Healthcare Investors, Inc.:
4.375% 8/1/23 (c)	6,023,000	6,007,280
4.5% 1/15/25	1,371,000	1,391,562
4.5% 4/1/27	16,195,000	16,139,143
4.95% 4/1/24	1,354,000	1,409,215
5.25% 1/15/26	5,686,000	6,011,683
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	961,813
5% 12/15/23	737,000	776,330
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,659,896
Weingarten Realty Investors 3.375% 10/15/22	812,000	828,060
WP Carey, Inc. 4% 2/1/25	5,360,000	5,210,059
		131,763,531
Real Estate Management & Development - 2.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,317,234
4.1% 10/1/24	4,251,000	4,333,699
4.55% 10/1/29	4,251,000	4,387,929
4.95% 4/15/18	3,196,000	3,353,710
5.7% 5/1/17	5,000,000	5,164,495
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	5,109,088
3.95% 7/1/22	3,213,000	3,366,116
4.75% 10/1/25	3,533,000	3,796,198
5.25% 3/15/21	1,953,000	2,195,529
Essex Portfolio LP 5.5% 3/15/17	670,000	688,040
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,231,311
4.125% 6/15/22	2,007,000	2,122,200
4.4% 2/15/24	4,876,000	5,255,367
4.75% 10/1/20	4,185,000	4,569,438
5.5% 12/15/16	2,290,000	2,333,769
6.625% 10/1/17	2,673,000	2,831,667
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,004,290
3.15% 5/15/23	4,988,000	4,601,979
4.5% 4/18/22	1,218,000	1,242,420
Mid-America Apartments LP:
4% 11/15/25	1,181,000	1,244,156
4.3% 10/15/23	831,000	894,099
Post Apartment Homes LP 3.375% 12/1/22	790,000	802,977
Regency Centers LP 5.875% 6/15/17	1,821,000	1,892,713
Tanger Properties LP:
3.75% 12/1/24	2,960,000	3,047,415
3.875% 12/1/23	1,792,000	1,871,724
6.125% 6/1/20	4,876,000	5,580,826
Ventas Realty LP:
1.55% 9/26/16	2,853,000	2,856,381
3.125% 6/15/23	1,289,000	1,315,177
3.5% 2/1/25	1,593,000	1,633,692
4.125% 1/15/26	1,557,000	1,674,029
4.375% 2/1/45	763,000	752,007
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,709,774
4% 4/30/19	1,357,000	1,429,977
		92,609,426

TOTAL FINANCIALS		1,114,444,531

HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,291,250
2.9% 11/6/22	4,038,000	4,117,779
3.2% 11/6/22	4,580,000	4,736,476
3.6% 5/14/25	5,737,000	6,011,624
		19,157,129
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,327,000	1,364,862
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	8,772,000	8,777,658
2% 4/1/18	9,035,000	9,110,768
		19,253,288
Health Care Providers & Services - 0.8%
Express Scripts Holding Co. 4.75% 11/15/21	4,787,000	5,369,999
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	7,041,105
4.25% 10/15/19	11,265,000	11,743,763
4.75% 5/1/23	215,000	220,375
5.875% 3/15/22	260,000	282,750
6.5% 2/15/20	7,140,000	7,898,625
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,936,745
UnitedHealth Group, Inc. 3.35% 7/15/22	1,747,000	1,871,180
		37,364,542
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,129,846
2.4% 2/1/19	712,000	724,382
4.15% 2/1/24	1,093,000	1,193,377
		3,047,605
Pharmaceuticals - 0.8%
Actavis Funding SCS:
2.35% 3/12/18	11,511,000	11,667,883
3% 3/12/20	3,962,000	4,082,381
3.45% 3/15/22	6,868,000	7,135,200
Mylan N.V.:
2.5% 6/7/19 (a)	2,445,000	2,477,465
3.15% 6/15/21 (a)	5,002,000	5,079,551
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,343,521
Perrigo Co. PLC:
1.3% 11/8/16	1,103,000	1,101,842
2.3% 11/8/18	1,180,000	1,190,159
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,096,154
4.9% 12/15/44	696,000	686,936
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,435,147
Zoetis, Inc.:
1.875% 2/1/18	676,000	677,982
3.25% 2/1/23	1,649,000	1,680,590
		39,654,811

TOTAL HEALTH CARE		118,477,375

INDUSTRIALS - 0.7%
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	216,282	221,429
6.795% 2/2/20	210,667	218,293
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,151,689	2,426,030
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	588,391	606,042
8.36% 1/20/19	1,951,557	2,050,306
		5,522,100
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,144,225
2.625% 9/4/18	4,630,000	4,629,023
3.375% 6/1/21	2,523,000	2,577,295
3.75% 2/1/22	4,522,000	4,632,626
3.875% 4/1/21	4,057,000	4,178,710
4.25% 9/15/24	3,565,000	3,609,563
4.75% 3/1/20	3,519,000	3,765,330
		25,536,772

TOTAL INDUSTRIALS		31,058,872

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	1,394,000	1,441,158
Tyco Electronics Group SA 2.375% 12/17/18	832,000	844,315
		2,285,473
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 4.375% 5/13/45	10,649,000	11,610,285
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	4,703,000	4,909,358
4.9% 10/15/25 (a)	4,703,000	4,916,079
6.35% 10/15/45 (a)	4,703,000	4,671,636
		26,107,358

TOTAL INFORMATION TECHNOLOGY		28,392,831

MATERIALS - 0.8%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,935,671
4.25% 11/15/20	1,196,000	1,307,266
		5,242,937
Metals & Mining - 0.7%
Alcoa, Inc. 5.125% 10/1/24	2,956,000	2,948,610
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,022,813
6.75% 10/19/75 (a)(b)	4,773,000	5,071,313
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,750,000	3,972,206
4.5% 8/13/23 (a)	9,000,000	9,538,029
4.875% 11/4/44 (a)	1,712,000	1,719,243
Freeport-McMoRan, Inc. 2.3% 11/14/17	2,852,000	2,802,090
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,578,230
6.25% 1/23/17	3,115,000	3,186,334
		34,838,868

TOTAL MATERIALS		40,081,805

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,254,086
3.6% 2/17/23	6,635,000	6,945,286
4.75% 5/15/46	3,738,000	3,831,248
4.8% 6/15/44	8,410,000	8,664,848
5.875% 10/1/19	4,711,000	5,329,498
CenturyLink, Inc.:
5.15% 6/15/17	330,000	337,425
6% 4/1/17	825,000	845,625
6.15% 9/15/19	2,305,000	2,451,944
Embarq Corp. 7.995% 6/1/36	29,008,000	29,044,260
Verizon Communications, Inc.:
5.012% 8/21/54	9,569,000	10,161,646
6.25% 4/1/37	1,380,000	1,724,252
		72,590,118
UTILITIES - 2.8%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,753,060
Dayton Power & Light Co. 1.875% 9/15/16	1,393,000	1,394,812
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	3,054,188
6.4% 9/15/20 (a)	7,513,000	8,644,638
Edison International 3.75% 9/15/17	2,401,000	2,472,134
Entergy Corp. 4% 7/15/22	4,900,000	5,260,836
Eversource Energy:
1.45% 5/1/18	1,125,000	1,126,568
2.8% 5/1/23	5,110,000	5,235,215
Exelon Corp.:
1.55% 6/9/17	934,000	935,625
3.95% 6/15/25	4,402,000	4,708,260
FirstEnergy Corp.:
2.75% 3/15/18	10,761,000	10,895,007
4.25% 3/15/23	11,729,000	12,104,774
7.375% 11/15/31	5,897,000	7,324,050
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	7,889,980
IPALCO Enterprises, Inc. 3.45% 7/15/20	7,767,000	7,883,505
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	563,869
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,473,667
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,465,689
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,051,418
PG&E Corp. 2.4% 3/1/19	600,000	611,767
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,676,149
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,716,487
		96,241,698
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,225,593
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,201,000	1,214,833
2.7% 6/15/21 (a)	1,182,000	1,207,901
3.55% 6/15/26 (a)	1,891,000	1,931,161
		4,353,895
Multi-Utilities - 0.7%
Dominion Resources, Inc. 2.9311% 9/30/66 (b)	15,230,000	11,253,173
NiSource Finance Corp.:
5.45% 9/15/20	4,156,000	4,704,833
6.4% 3/15/18	1,300,000	1,407,207
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,595,151
6.5% 12/15/20	1,534,000	1,787,078
Sempra Energy 2.3% 4/1/17	4,185,000	4,219,673
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,426,000	1,131,360
		30,098,475

TOTAL UTILITIES		131,919,661

TOTAL NONCONVERTIBLE BONDS
(Cost $2,127,031,890)		2,179,877,690

U.S. Government and Government Agency Obligations - 13.5%
U.S. Treasury Inflation-Protected Obligations - 5.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$48,912,647	$49,265,667
1.375% 2/15/44	45,761,141	53,027,295
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	56,750,285	57,389,431
0.25% 1/15/25	49,692,801	50,499,763
0.625% 1/15/26	60,416,400	63,671,365

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		273,853,521

U.S. Treasury Obligations - 7.7%
U.S. Treasury Bonds:
3% 5/15/45 (d)(e)	73,793,000	84,893,681
3% 11/15/45	38,163,000	43,918,744
U.S. Treasury Notes:
1.25% 3/31/21	132,740,000	134,311,111
1.5% 2/28/23	99,767,000	101,263,505

TOTAL U.S. TREASURY OBLIGATIONS		364,387,041

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $609,527,353)		638,240,562

U.S. Government Agency - Mortgage Securities - 30.7%
Fannie Mae - 17.9%
1.912% 5/1/34 (b)	656,121	673,284
2.146% 9/1/33 (b)	344,146	354,072
2.15% 7/1/35 (b)	21,777	22,579
2.222% 10/1/33 (b)	450,547	470,836
2.23% 7/1/34 (b)	35,047	36,549
2.302% 6/1/36 (b)	76,935	80,575
2.414% 10/1/33 (b)	18,583	19,238
2.5% 9/1/27 to 1/1/43	20,838,823	21,470,785
2.5% 7/1/31 (c)	8,900,000	9,207,936
2.54% 6/1/42 (b)	400,081	416,902
2.557% 10/1/33 (b)	45,657	48,322
2.596% 11/1/36 (b)	620,070	652,832
2.628% 7/1/35 (b)	46,398	48,788
2.662% 2/1/36 (b)	509,968	537,763
2.695% 12/1/35 (b)	222,419	234,835
2.698% 8/1/36 (b)	1,172,727	1,243,467
2.714% 7/1/37 (b)	100,520	107,069
2.735% 5/1/36 (b)	225,384	239,924
2.819% 9/1/36 (b)	663,128	703,580
2.833% 3/1/35 (b)	28,624	30,287
2.841% 5/1/35 (b)	124,332	132,432
2.951% 11/1/40 (b)	226,840	238,468
2.98% 9/1/41 (b)	263,562	275,386
2.991% 10/1/41 (b)	122,508	128,289
3% 5/1/27 to 5/1/46	107,822,266	112,389,661
3% 7/1/31 (c)	1,000,000	1,048,335
3% 7/1/31 (c)	1,000,000	1,048,335
3% 7/1/46 (c)	900,000	933,676
3% 7/1/46 (c)	48,600,000	50,418,486
3.219% 7/1/41 (b)	402,133	422,256
3.352% 10/1/41 (b)	207,170	218,128
3.5% 10/1/25 to 5/1/46	145,084,951	154,568,547
3.5% 4/1/31	1,500,625	1,592,546
3.5% 7/1/31 (c)	1,500,000	1,589,406
3.5% 7/1/46 (c)	57,700,000	60,863,835
3.5% 7/1/46 (c)	52,800,000	55,695,156
3.557% 7/1/41 (b)	512,269	540,042
4% 11/1/31 to 2/1/46	104,895,602	113,431,490
4% 7/1/46 (c)	1,000,000	1,072,161
4% 7/1/46 (c)	50,400,000	54,036,930
4% 7/1/46 (c)	20,900,000	22,408,171
4.5% 4/1/24 to 4/1/45	60,202,588	66,386,860
4.5% 7/1/46 (c)	27,500,000	30,022,187
5% 9/1/20 to 11/1/44	29,593,917	33,017,301
5.5% 3/1/18 to 3/1/41	29,687,324	33,695,586
6% 10/1/34 to 1/1/42	7,531,083	8,708,234
6.5% 2/1/17 to 8/1/36	2,640,518	3,040,561
7% 11/1/23 to 8/1/32	644,781	747,338
7.5% 9/1/22 to 11/1/31	498,602	590,976
8% 1/1/30 to 5/1/30	9,293	11,280
8.5% 3/1/25 to 6/1/25	511	611

TOTAL FANNIE MAE		845,872,293

Freddie Mac - 8.4%
2.233% 3/1/36 (b)	100,347	104,109
2.494% 4/1/35 (b)	409,524	425,603
2.683% 1/1/35 (b)	75,902	80,280
2.917% 3/1/33 (b)	2,334	2,466
3% 10/1/28 to 8/1/45	56,998,283	59,352,958
3% 2/1/31	3,303,300	3,480,219
3% 7/1/46 (c)	12,600,000	13,057,186
3% 7/1/46 (c)	10,100,000	10,466,474
3% 7/1/46 (c)	8,800,000	9,119,304
3.035% 11/1/35 (b)	184,597	196,989
3.205% 9/1/41 (b)	283,511	297,722
3.212% 4/1/41 (b)	302,648	316,772
3.29% 6/1/41 (b)	300,502	315,820
3.433% 5/1/41 (b)	237,832	249,678
3.5% 3/1/32 to 5/1/46	162,148,493	172,563,569
3.5% 7/1/46 (c)	11,300,000	11,911,662
3.569% 10/1/35 (b)	68,959	73,451
3.634% 6/1/41 (b)	464,100	487,888
3.704% 5/1/41 (b)	384,339	404,256
4% 6/1/24 to 4/1/46	61,160,534	65,958,965
4.5% 7/1/25 to 1/1/45	29,685,136	32,621,784
5% 1/1/35 to 6/1/41	4,934,436	5,558,517
5.5% 1/1/38 to 6/1/41	8,714,459	9,902,122
6% 4/1/32 to 8/1/37	1,271,839	1,463,811
7.5% 5/1/17 to 11/1/31	56,074	66,724
8% 7/1/17 to 5/1/27	3,753	4,473
8.5% 3/1/20 to 1/1/28	14,205	16,345

TOTAL FREDDIE MAC		398,499,147

Ginnie Mae - 4.4%
3% 6/20/42 to 10/20/43	20,226,342	21,198,803
3% 7/1/46 (c)	3,370,000	3,521,675
3% 7/1/46 (c)	1,500,000	1,567,511
3% 7/1/46 (c)	1,800,000	1,881,013
3.5% 1/15/41 to 6/20/46	97,822,209	104,499,832
3.5% 7/1/46 (c)	4,800,000	5,093,302
3.5% 7/1/46 (c)	2,200,000	2,334,430
3.5% 7/1/46 (c)	2,330,000	2,472,373
4% 2/15/40 to 11/20/45	30,168,974	32,770,995
4.5% 5/15/39 to 5/20/41	22,711,195	24,956,721
5% 3/15/39 to 4/15/41	3,346,307	3,757,934
5.5% 6/15/35	1,004,237	1,161,795
6.5% 4/15/35 to 11/15/35	107,218	125,473
7% 1/15/28 to 7/15/32	1,382,045	1,651,084
7.5% 4/15/22 to 10/15/28	327,000	385,677
8% 2/15/17 to 9/15/30	21,134	25,668
8.5% 3/15/30	3,226	3,524

TOTAL GINNIE MAE		207,407,810

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,428,830,492)		1,451,779,250

Asset-Backed Securities - 1.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1583% 4/25/35 (b)	$234,160	$211,395
Airspeed Ltd. Series 2007-1A Class C1, 2.9421% 6/15/32 (a)(b)	2,002,788	535,746
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5033% 12/25/33 (b)	15,276	13,907
Series 2004-R2 Class M3, 1.2783% 4/25/34 (b)	31,593	23,599
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2333% 3/25/34 (b)	16,878	14,763
Series 2004-W11 Class M2, 1.5033% 11/25/34 (b)	198,000	190,204
Series 2004-W7 Class M1, 1.2783% 5/25/34 (b)	196,721	177,609
Series 2006-W4 Class A2C, 0.6133% 5/25/36 (b)	399,404	131,305
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.271% 4/25/34 (b)	564,196	479,115
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	5,328,000	5,358,015
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	499,731	499,772
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.586% 12/25/36 (b)	635,000	353,031
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,508,771
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7033% 3/25/32 (b)	11,075	10,333
Series 2004-3 Class M4, 1.9083% 4/25/34 (b)	21,460	18,301
Series 2004-4 Class M2, 1.2483% 6/25/34 (b)	33,446	30,958
Series 2004-7 Class AF5, 5.868% 1/25/35	869,274	896,208
Fannie Mae Series 2004-T5 Class AB3, 1.3664% 5/28/35 (b)	13,702	11,931
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.621% 8/25/34 (b)	102,000	95,919
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2783% 3/25/34 (b)	2,545	2,086
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,403,425
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1883% 1/25/35 (b)	334,000	282,650
Class M4, 1.4733% 1/25/35 (b)	122,221	64,194
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (a)(b)	354,556	293,851
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	56,675	1,294
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.736% 8/25/33 (b)	147,117	136,915
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	11,595	10,609
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.636% 1/25/37 (b)	436,000	272,645
Invitation Homes Trust Series 2015-SFR3 Class E, 4.184% 8/17/32 (a)(b)	1,446,000	1,426,865
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9601% 12/27/29 (b)	11,851	11,752
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.746% 5/25/37 (b)	86,909	3,057
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4283% 7/25/34 (b)	11,146	10,275
Series 2006-FM1 Class A2B, 0.556% 4/25/37 (b)	29,809	29,453
Series 2006-OPT1 Class A1A, 0.9733% 6/25/35 (b)	242,905	232,977
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1333% 8/25/34 (b)	20,187	17,109
Series 2004-NC6 Class M3, 2.6283% 7/25/34 (b)	51,379	49,811
Series 2004-NC8 Class M6, 2.3283% 9/25/34 (b)	58,535	53,774
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	77,702	69,877
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (b)	503,000	470,151
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.321% 9/25/34 (b)	188,000	170,293
Class M4, 2.621% 9/25/34 (b)	241,000	149,555
Series 2005-WCH1 Class M4, 1.691% 1/25/36 (b)	520,000	457,656
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2533% 4/25/33 (b)	1,796	1,506
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	2,365,000	2,392,478
Series 2015-1:
Class A3, 1.27% 2/15/19	12,161,000	12,166,590
Class C, 2.57% 4/15/21	8,000,000	8,086,226
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2483% 3/25/35 (b)	237,879	219,285
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (b)	152,212	143,317
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1783% 9/25/34 (b)	13,566	11,640
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.306% 9/25/34 (b)	10,148	9,023
TOTAL ASSET-BACKED SECURITIES
(Cost $51,439,067)		50,211,221

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.0133% 1/25/35 (b)	306,293	295,070
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.656% 5/25/47 (b)	106,294	98,314
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6233% 2/25/37 (b)	188,191	170,970
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.736% 7/25/35 (b)	274,535	263,580
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7879% 6/10/35 (a)(b)	53,979	46,186
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	7,595	7,413

TOTAL PRIVATE SPONSOR		881,533

U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	413,208	444,105
Series 1999-57 Class PH, 6.5% 12/25/29	361,303	417,434
Series 2002-9 Class PC, 6% 3/25/17	3,803	3,852
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	230,771	235,169
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	5,931,291	5,956,026
Series 2007-35 Class SC, 37.5462% 6/16/37 (b)(g)	43,346	86,801
Series 2015-H21 Class JA, 2.5% 6/20/65 (f)	6,894,916	7,024,655

TOTAL U.S. GOVERNMENT AGENCY		14,168,042

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,818,965)		15,049,575

Commercial Mortgage Securities - 5.3%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	3,022,261	3,018,873
Series 2007-2 Class A4, 5.625% 4/10/49 (b)	4,938,225	4,977,295
Series 2007-3 Class A4, 5.5387% 6/10/49 (b)	2,023,682	2,056,978
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	6,999,626	7,102,669
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.8433% 1/25/36 (a)(b)	375,334	323,780
Class M1, 0.9033% 1/25/36 (a)(b)	78,533	61,547
Class M2, 0.9233% 1/25/36 (a)(b)	23,691	18,007
Class M3, 0.9533% 1/25/36 (a)(b)	34,440	25,100
Series 2007-1 Class A2, 0.7233% 3/25/37 (a)(b)	101,421	85,357
Series 2007-2A:
Class A1, 0.7233% 7/25/37 (a)(b)	110,598	92,428
Class A2, 0.7733% 7/25/37 (a)(b)	103,519	81,713
Class M2, 0.8633% 7/25/37 (a)(b)	57,511	40,644
Class M3, 0.9433% 7/25/37 (a)(b)	43,777	28,942
Series 2007-3:
Class A2, 0.7433% 7/25/37 (a)(b)	150,410	118,624
Class M1, 0.7633% 7/25/37 (a)(b)	61,618	46,691
Class M2, 0.7933% 7/25/37 (a)(b)	64,777	46,737
Class M3, 0.8233% 7/25/37 (a)(b)	141,562	92,720
Class M4, 0.9533% 7/25/37 (a)(b)	223,719	102,777
Class M5, 1.0533% 7/25/37 (a)(b)	78,228	13,640
C-BASS Trust floater Series 2006-SC1 Class A, 0.7233% 5/25/36 (a)(b)	29,792	29,118
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4345% 12/15/27 (a)(b)	1,795,000	1,751,263
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	2,236,000	2,261,250
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	402,750	402,936
Series 2007-CD4 Class A4, 5.322% 12/11/49	12,307,326	12,436,697
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2921% 4/15/17 (a)(b)	44,103	44,016
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (b)	10,599	10,579
Series 2007-C3 Class A4, 5.6995% 6/15/39 (b)	2,184,910	2,222,746
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	2,027,839	2,097,004
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (a)(b)(h)	154	0
CSMC Series 2015-TOWN:
Class B, 2.3345% 3/15/17 (a)(b)	870,000	849,656
Class C, 2.6845% 3/15/17 (a)(b)	848,000	823,873
Class D, 3.6345% 3/15/17 (a)(b)	1,283,000	1,248,599
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	4,550,000	4,684,933
Class CFX, 3.3822% 12/15/34 (a)(b)	3,823,000	3,867,104
Class DFX, 3.3822% 12/15/34 (a)(b)	3,240,000	3,225,073
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	12,036,500	12,267,968
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,743,571	1,759,595
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	412,323	413,414
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	890,000	894,935
Class DFX, 4.4065% 11/5/30 (a)	8,320,000	8,369,376
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0921% 4/15/27 (a)(b)	1,359,000	1,322,442
Class D, 2.6921% 4/15/27 (a)(b)	2,897,000	2,798,508
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	2,343,497	2,341,492
Class A4, 5.552% 5/12/45	231,919	231,695
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,759,638	1,771,859
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	806,055	804,898
Series 2007-CB18 Class A4, 5.44% 6/12/47	743,161	754,453
Series 2007-CB19 Class A4, 5.6987% 2/12/49 (b)	4,822,766	4,928,107
Series 2007-LD11 Class A4, 5.7428% 6/15/49 (b)	6,664,597	6,784,446
Series 2007-LDPX Class A3, 5.42% 1/15/49	4,862,588	4,935,453
Series 2007-CB20 Class A1A, 5.746% 2/12/51	13,483,363	14,007,593
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	491,041	8
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9233% 7/15/44 (b)	3,196,708	3,318,695
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	11,676,567	11,822,855
Series 2007-C2 Class A3, 5.43% 2/15/40	943,678	957,055
Series 2007-C7 Class A3, 5.866% 9/15/45	4,337,603	4,538,144
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8319% 6/12/50 (b)	10,916,000	11,158,347
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	330,880	332,589
Series 2007-5 Class A4, 5.378% 8/12/48	2,036,163	2,057,774
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	3,875,000	3,937,692
Series 2007-9 Class A4, 5.7% 9/12/49	5,219,152	5,428,952
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.642% 7/15/19 (a)(b)	113,478	113,422
Series 2007-XLFA:
Class D, 0.6245% 10/15/20 (a)(b)	33,977	33,979
Class E, 0.6845% 10/15/20 (a)(b)	294,000	294,015
Class F, 0.7345% 10/15/20 (a)(b)	176,000	176,009
Class G, 0.7745% 10/15/20 (a)(b)	218,000	218,011
Class H, 0.8645% 10/15/20 (a)(b)	137,000	136,528
Class J, 1.0145% 10/15/20 (a)(b)	79,407	76,789
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	517,824	517,377
Series 2007-IQ14 Class A4, 5.692% 4/15/49	25,182,000	25,654,883
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,556,175	5,435,061
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	2,928,781	2,927,731
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,869,579	2,896,495
Series 2007-C30 Class A5, 5.342% 12/15/43	20,930,000	21,219,418
Series 2007-C31 Class A4, 5.509% 4/15/47	6,683,397	6,779,867
Series 2007-C32 Class A3, 5.7063% 6/15/49 (b)	11,032,000	11,335,380
Series 2007-C33 Class A4, 5.9483% 2/15/51 (b)	7,255,053	7,405,208
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	1,380,980	1,378,987
Series 2006-C27 Class A1A, 5.749% 7/15/45 (b)	3,768,715	3,764,703
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $261,496,469)		252,591,577

Municipal Securities - 3.3%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,220,734
6.65% 3/1/22	4,360,000	5,423,273
7.3% 10/1/39	6,270,000	9,496,040
7.5% 4/1/34	5,055,000	7,658,881
7.55% 4/1/39	6,085,000	9,618,985
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	893,904
Series 2010 C1, 7.781% 1/1/35	10,090,000	11,029,984
Series 2012 B, 5.432% 1/1/42	1,205,000	1,025,262
6.314% 1/1/44	5,300,000	4,927,887
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,848,000	1,904,771
4.95% 6/1/23	4,950,000	5,307,242
5.1% 6/1/33	43,265,000	41,580,694
Series 2010 5, 6.2% 7/1/21	2,260,000	2,471,174
Series 2010-1, 6.63% 2/1/35	12,290,000	13,089,219
Series 2010-3:
5.547% 4/1/19	120,000	128,652
6.725% 4/1/35	9,480,000	10,225,318
7.35% 7/1/35	5,540,000	6,153,056
Series 2011:
5.365% 3/1/17	140,000	143,433
5.665% 3/1/18	4,465,000	4,704,815
5.877% 3/1/19	14,325,000	15,511,826
Series 2013:
2.69% 12/1/17	1,225,000	1,237,287
3.14% 12/1/18	1,270,000	1,287,577
TOTAL MUNICIPAL SECURITIES
(Cost $152,190,171)		155,040,014

Bank Notes - 1.5%
Bank of America NA 5.3% 3/15/17	3,403,000	3,493,870
Capital One NA 1.65% 2/5/18	20,761,000	20,778,481
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,960,731
3.1% 6/4/20	6,380,000	6,526,108
8.7% 11/18/19	1,503,000	1,769,802
KeyBank NA:
2.25% 3/16/20	9,000,000	9,124,488
6.95% 2/1/28	800,000	1,035,474
Marshall & Ilsley Bank 5% 1/17/17	4,952,000	5,042,770
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,790,171
Regions Bank 7.5% 5/15/18	13,237,000	14,516,952
TOTAL BANK NOTES
(Cost $70,502,591)		72,038,847
	Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.43% (i)
(Cost $341,339,004)	341,339,004	341,339,004
TOTAL INVESTMENT PORTFOLIO - 109.0%
(Cost $5,057,176,002)		5,156,167,740
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(426,595,407)
NET ASSETS - 100%		$4,729,572,333

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 7/1/31	$(1,000,000)	$(1,048,335)
3% 7/1/31	(1,000,000)	(1,048,335)
3% 7/1/46	(8,800,000)	(9,129,273)
3.5% 7/1/31	(1,500,000)	(1,589,406)
3.5% 7/1/46	(2,800,000)	(2,953,531)
3.5% 7/1/46	(6,300,000)	(6,645,445)
3.5% 7/1/46	(11,300,000)	(11,919,607)
3.5% 7/1/46	(54,400,000)	(57,382,888)
3.5% 7/1/46	(14,300,000)	(15,084,105)
3.5% 7/1/46	(3,300,000)	(3,480,947)
3.5% 7/1/46	(1,500,000)	(1,582,249)
4% 7/1/46	(20,900,000)	(22,408,171)
4% 7/1/46	(900,000)	(964,945)
4.5% 7/1/46	(20,900,000)	(22,816,862)

TOTAL FANNIE MAE		(158,054,099)

Ginnie Mae
3% 7/1/46	(100,000)	(104,501)
3% 7/1/46	(1,900,000)	(1,985,514)
3% 7/1/46	(1,100,000)	(1,149,508)
3% 7/1/46	(400,000)	(418,003)
3% 7/1/46	(2,300,000)	(2,403,517)
3% 7/1/46	(2,270,000)	(2,372,167)
3.5% 7/1/46	(9,300,000)	(9,868,272)
3.5% 7/1/46	(9,000,000)	(9,549,941)
4% 7/1/46	(1,000,000)	(1,069,042)

TOTAL GINNIE MAE		(28,920,465)

TOTAL TBA SALE COMMITMENTS
(Proceeds $186,457,240)		$(186,974,564)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 64,371	$(59,626)	$0	$(59,626)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	111,823	(103,587)	0	(103,587)

TOTAL CREDIT DEFAULT SWAPS						$(163,213)	$0	$(163,213)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $285,612,415 or 6.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,317,242.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $65,575.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$272,471
Total	$272,471

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,179,877,690	$--	$2,179,877,690	$--
U.S. Government and Government Agency Obligations	638,240,562	--	638,240,562	--
U.S. Government Agency - Mortgage Securities	1,451,779,250	--	1,451,779,250	--
Asset-Backed Securities	50,211,221	--	48,755,948	1,455,273
Collateralized Mortgage Obligations	15,049,575	--	15,049,575	--
Commercial Mortgage Securities	252,591,577	--	252,591,577	--
Municipal Securities	155,040,014	--	155,040,014	--
Bank Notes	72,038,847	--	72,038,847	--
Money Market Funds	341,339,004	341,339,004	--	--
Total Investments in Securities:	$5,156,167,740	$341,339,004	$4,813,373,463	$1,455,273
Derivative Instruments:
Liabilities
Swaps	$(163,213)	$--	$(163,213)	$--
Total Liabilities	$(163,213)	$--	$(163,213)	$--
Total Derivative Instruments:	$(163,213)	$--	$(163,213)	$--
Other Financial Instruments:
TBA Sale Commitments	$(186,974,564)	$--	$(186,974,564)	$--
Total Other Financial Instruments:	$(186,974,564)	$--	$(186,974,564)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(163,213)
Total Credit Risk	$0	$(163,213)
Total Value of Derivatives	$0	$(163,213)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.2%
United Kingdom	2.7%
Mexico	2.1%
Netherlands	1.7%
Luxembourg	1.1%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® VIP Investment Grade Central Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,715,836,998)	$4,814,828,736
Fidelity Central Funds (cost $341,339,004)	341,339,004
Total Investments (cost $5,057,176,002)		$5,156,167,740
Receivable for investments sold		98,349
Receivable for TBA sale commitments		186,457,240
Receivable for fund shares sold		49
Interest receivable		32,028,105
Distributions receivable from Fidelity Central Funds		76,904
Other receivables		685
Total assets		5,374,829,072
Liabilities
Payable for investments purchased
Regular delivery	$102,313,641
Delayed delivery	355,444,843
TBA sale commitments, at value	186,974,564
Payable for fund shares redeemed	340,965
Bi-lateral OTC swaps, at value	163,213
Other payables and accrued expenses	19,513
Total liabilities		645,256,739
Net Assets		$4,729,572,333
Net Assets consist of:
Paid in capital		$4,600,397,001
Undistributed net investment income		7,865,870
Accumulated undistributed net realized gain (loss) on investments		22,998,261
Net unrealized appreciation (depreciation) on investments		98,311,201
Net Assets, for 44,138,802 shares outstanding		$4,729,572,333
Net Asset Value, offering price and redemption price per share ($4,729,572,333 ÷ 44,138,802 shares)		$107.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016
Investment Income
Interest		$71,794,671
Income from Fidelity Central Funds		272,471
Total income		72,067,142
Expenses
Custodian fees and expenses	$37,805
Independent trustees' fees and expenses	10,423
Total expenses before reductions	48,228
Expense reductions	(15,508)	32,720
Net investment income (loss)		72,034,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,083,861
Swaps	51,233
Total net realized gain (loss)		25,135,094
Change in net unrealized appreciation (depreciation) on: Investment securities	172,970,732
Swaps	(41,777)
Delayed delivery commitments	(514,881)
Total change in net unrealized appreciation (depreciation)		172,414,074
Net gain (loss)		197,549,168
Net increase (decrease) in net assets resulting from operations		$269,583,590

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,034,422	$145,917,288
Net realized gain (loss)	25,135,094	50,400,886
Change in net unrealized appreciation (depreciation)	172,414,074	(191,259,826)
Net increase (decrease) in net assets resulting from operations	269,583,590	5,058,348
Distributions to shareholders from net investment income	(71,375,591)	(138,953,417)
Distributions to shareholders from net realized gain	(46,260,935)	(3,297,143)
Total distributions	(117,636,526)	(142,250,560)
Share transactions
Proceeds from sales of shares	15,948,934	513,825,585
Reinvestment of distributions	117,636,526	142,250,560
Cost of shares redeemed	(167,496,521)	(301,190,265)
Net increase (decrease) in net assets resulting from share transactions	(33,911,061)	354,885,880
Total increase (decrease) in net assets	118,036,003	217,693,668
Net Assets
Beginning of period	4,611,536,330	4,393,842,662
End of period	$4,729,572,333	$4,611,536,330
Other Information
Undistributed net investment income end of period	$7,865,870	$7,207,039
Shares
Sold	151,612	4,808,405
Issued in reinvestment of distributions	1,128,171	1,342,876
Redeemed	(1,606,015)	(2,865,332)
Net increase (decrease)	(326,232)	3,285,949

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity VIP Investment Grade Central Fund

	Six months endedJune 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$103.71	$106.70	$103.29	$108.89	$107.64	$105.18
Income from Investment Operations
Net investment income (loss)A	1.641	3.292	3.178	2.829	3.111	3.817
Net realized and unrealized gain (loss)	4.494	(3.071)	3.336	(4.398)	3.442	4.385
Total from investment operations	6.135	.221	6.514	(1.569)	6.553	8.202
Distributions from net investment income	(1.626)	(3.137)	(3.104)	(2.826)	(3.056)	(3.851)
Distributions from net realized gain	(1.069)	(.074)	–	(1.205)	(2.247)	(1.891)
Total distributions	(2.695)	(3.211)	(3.104)	(4.031)	(5.303)	(5.742)
Net asset value, end of period	$107.15	$103.71	$106.70	$103.29	$108.89	$107.64
Total ReturnB,C	6.01%	.18%	6.37%	(1.46)%	6.16%	7.96%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	3.15%G	3.11%	3.01%	2.68%	2.84%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$4,729,572	$4,611,536	$4,393,843	$3,945,749	$4,252,424	$3,790,381
Portfolio turnover rateH	119%G	248%	151%	333%	291%	302%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2016

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$151,739,839
Gross unrealized depreciation	(47,787,322)
Net unrealized appreciation (depreciation) on securities	$103,952,517
Tax cost	$5,052,215,223

The Fund elected to defer to its next fiscal year approximately $1,558,662 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$51,233	$(41,777)
Total Credit Risk	$51,233	$(41,777)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $244,590,807 and $578,742,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $60,878.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $10,423.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,085.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	8.5%
VIP Asset Manager: Growth Portfolio	0.8%
VIP Balanced Portfolio	20.5%
VIP Investment Grade Bond Portfolio	70.2%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

VIP Investment Grade Central Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2016 and for the year ended December 31, 2015, and the financial highlights for the six months ended June 30, 2016 and for each of the five years in the period ended December 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2016, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended June 30, 2016 and for the year ended December 31, 2015, and the financial highlights for the six months ended June 30, 2016 and for each of the five years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 22, 2016

VIP Investment Grade Central Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Actual	.0017%	$1,000.00	$1,060.10	$.01
Hypothetical-C		$1,000.00	$1,024.85	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPIGB-SANN-0816
1.705629.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016